     As filed with the Securities and Exchange Commission on April 24, 2019

                                                            File Nos. 333-200249
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 5                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 295                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                     THE PROSPECTUSES DATED APRIL 29, 2019

This supplements the prospectuses dated April 29, 2019 for the 3-year Series L and Class L products issued by Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY (the "Companies").


Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Series L and Class L contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.








                                                                  Series/Class L
                                                                      SUPP-FXL19

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                         CLASS L






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.


BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 41
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45
7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 47
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 56
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 64
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 70
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 73
     Upon Your Death..................................... 73
     Standard Death Benefit -- Principal Protection...... 74
     Optional Death Benefit -- Annual Step-Up............ 75
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 75
     Optional Death Benefit -- Compounded-Plus........... 78
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 79
     Spousal Continuation................................ 80
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 81
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     BLIC................................................ 92
     The Separate Account................................ 92
     Distributor......................................... 93
     Selling Firms....................................... 93
     Requests and Elections.............................. 94
     Ownership........................................... 96
     Legal Proceedings................................... 97
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  97
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 24
                         Accumulation Phase.............................. 17
                         Accumulation Unit............................... 23
                         Annual Benefit Payment.......................... 59
                         Annuitant....................................... 96
                         Annuity Date.................................... 40
                         Annuity Options................................. 41
                         Annuity Payments................................ 40
                         Annuity Service Center............................ 8
                         Annuity Units................................... 41
                         Beneficiary..................................... 96
                         Benefit Base.................................... 66
                         Business Day.................................... 19
                         Contract Year................................... 18
                         Death Benefit Base.............................. 75
                         Fixed Account................................... 17
                         Free Look....................................... 23
                         Good Order...................................... 95
                         Guaranteed Accumulation Amount.................. 71
                         Guaranteed Withdrawal Amount.................... 67
                         GWB Withdrawal Rate............................. 66
                         Income Base..................................... 48
                         Income Phase.................................... 17
                         Investment Portfolios........................... 25
                         Joint Owners.................................... 96
                         Owner........................................... 96
                         Purchase Payment................................ 18
                         Remaining Guaranteed Withdrawal Amount.......... 58
                         Separate Account................................ 92
                         Total Guaranteed Withdrawal Amount.............. 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



Number of Complete Years from     Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
-------------------------------   ------------------------
               0                             7
               1                             6
               2                             5
        3 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.35%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.60%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.20%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,364     $2,412      $3,303      $6,856
    minimum       $1,268     $2,135      $2,862      $6,084



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $664      $1,962      $3,303      $6,856
    minimum        $568      $1,685      $2,862      $6,084



CHART 2. Chart 2 assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,039     $1,423      $1,632      $3,391
    minimum       $  943     $1,136      $1,155      $2,451



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $339        $973      $1,632      $3,391
    minimum        $243        $686      $1,155      $2,451


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


   Fixed Account

     BlackRock Ultra-Short Term Bond Portfolio

   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Allocation Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the

Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these

Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio


      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.45% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.


Please check with your financial representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the

Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity

Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)



If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then

2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          5
  3 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.



5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.

ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below).

For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax

Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or

(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR

GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER

A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME

RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination

Investment Portfolios are selected in accordance with the investment allocation restrictions.
CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income
            Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the American Funds(R) Balanced Allocation Portfolio

    (c)        the American Funds(R) Growth Allocation Portfolio

    (d)        the American Funds(R) Moderate Allocation Portfolio

    (e)        the AQR Global Risk Balanced Portfolio

    (f)        the BlackRock Global Tactical Strategies Portfolio

    (g)        the BlackRock Ultra-Short Term Bond Portfolio

    (h)        the Brighthouse Asset Allocation 20 Portfolio

    (i)        the Brighthouse Asset Allocation 40 Portfolio

    (j)        the Brighthouse Asset Allocation 60 Portfolio

    (k)        the Brighthouse Asset Allocation 80 Portfolio

    (l)        the Brighthouse Balanced Plus Portfolio


    (m)        the Invesco Balanced-Risk Allocation Portfolio

    (n)        the JPMorgan Global Active Allocation Portfolio

    (o)        the MetLife Aggregate Bond Index Portfolio

    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio

    (r)        the Schroders Global Multi-Asset Portfolio

    (s)        the SSGA Growth and Income ETF Portfolio

    (t)        the SSGA Growth ETF Portfolio

    (u)        the Western Asset Management Government Income Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.

For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:

      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I

(LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first three years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the

Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the

7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE

ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal

Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio

   (g)        the BlackRock Ultra-Short Term Bond Portfolio

   (h)        the Brighthouse Asset Allocation 20 Portfolio

   (i)        the Brighthouse Asset Allocation 40 Portfolio

   (j)        the Brighthouse Asset Allocation 60 Portfolio

   (k)        the Brighthouse Asset Allocation 80 Portfolio

   (l)        the Brighthouse Balanced Plus Portfolio


   (m)        the Invesco Balanced-Risk Allocation Portfolio

   (n)        the JPMorgan Global Active Allocation Portfolio

   (o)        the MetLife Aggregate Bond Index Portfolio

   (p)        the MetLife Multi-Index Targeted Risk Portfolio

   (q)        the PanAgora Global Diversified Risk Portfolio

   (r)        the Schroders Global Multi-Asset Portfolio

   (s)        the SSGA Growth and Income ETF Portfolio

   (t)        the SSGA Growth ETF Portfolio

   (u)        the Western Asset Management Government Income Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER

OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the

Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value

      (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase

Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).

The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in

Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").

DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.

SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.137177         10.427165             0.0000
01/01/2013 to 12/31/2013        10.427165         11.337229             0.0000
01/01/2014 to 12/31/2014        11.337229         11.905492             0.0000
01/01/2015 to 12/31/2015        11.905492         11.713876             0.0000
01/01/2016 to 12/31/2016        11.713876         11.871062             0.0000
01/01/2017 to 12/31/2017        11.871062         13.195047             0.0000
01/01/2018 to 12/31/2018        13.195047         12.006747             0.0000
--------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.973097          8.821827        24,338.5900
01/01/2010 to 12/31/2010         8.821827          9.679446        22,823.7111
01/01/2011 to 12/31/2011         9.679446          9.267807        39,385.4886
01/01/2012 to 12/31/2012         9.267807         10.291548        39,903.6892
01/01/2013 to 12/31/2013        10.291548         11.933413        44,394.2386
01/01/2014 to 12/31/2014        11.933413         12.379902        44,374.8707
01/01/2015 to 12/31/2015        12.379902         12.025044        43,859.7413
01/01/2016 to 12/31/2016        12.025044         12.682100        42,490.2047
01/01/2017 to 12/31/2017        12.682100         14.498349        40,398.3677
01/01/2018 to 12/31/2018        14.498349         13.569653        39,082.6780
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.324798          8.293283         4,423.8700
01/01/2010 to 12/31/2010         8.293283          9.206817         3,740.2666
01/01/2011 to 12/31/2011         9.206817          8.580581         3,028.8035
01/01/2012 to 12/31/2012         8.580581          9.749123         3,350.6089
01/01/2013 to 12/31/2013         9.749123         11.931630        15,052.6034
01/01/2014 to 12/31/2014        11.931630         12.417566        15,990.4103
01/01/2015 to 12/31/2015        12.417566         12.055523        17,324.2427
01/01/2016 to 12/31/2016        12.055523         12.849736        11,445.7921
01/01/2017 to 12/31/2017        12.849736         15.254390        25,331.2969
01/01/2018 to 12/31/2018        15.254390         14.059773        22,744.1679
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.727942          7.782381         6,023.4300
01/01/2010 to 12/31/2010         7.782381          9.008354        12,053.9167
01/01/2011 to 12/31/2011         9.008354          8.407199        11,170.2372
01/01/2012 to 12/31/2012         8.407199          9.655225        31,324.6910
01/01/2013 to 12/31/2013         9.655225         12.258496        41,830.7253
01/01/2014 to 12/31/2014        12.258496         12.973106        37,421.9862
01/01/2015 to 12/31/2015        12.973106         13.514614        16,581.1903
01/01/2016 to 12/31/2016        13.514614         14.423545        18,513.0850
01/01/2017 to 12/31/2017        14.423545         18.047748        17,860.0978
01/01/2018 to 12/31/2018        18.047748         17.564723        17,194.4108
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.643140          9.226164        64,655.1500
01/01/2010 to 12/31/2010         9.226164          9.919631        64,149.8207
01/01/2011 to 12/31/2011         9.919631          9.722805        62,866.3212
01/01/2012 to 12/31/2012         9.722805         10.540983        55,015.4326
01/01/2013 to 12/31/2013        10.540983         11.705836        51,475.9489
01/01/2014 to 12/31/2014        11.705836         12.149013        51,496.8048
01/01/2015 to 12/31/2015        12.149013         11.798346        51,049.2059
01/01/2016 to 12/31/2016        11.798346         12.351057        48,800.1324
01/01/2017 to 12/31/2017        12.351057         13.649611        45,924.8714
01/01/2018 to 12/31/2018        13.649611         12.894996        38,997.1081
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.061450         11.404244         1,312.2657
01/01/2013 to 12/31/2013        11.404244         10.777728         1,232.3836
01/01/2014 to 12/31/2014        10.777728         10.964671         1,232.3836
01/01/2015 to 12/31/2015        10.964671          9.699167         1,232.3836
01/01/2016 to 12/31/2016         9.699167         10.338376         1,232.3836
01/01/2017 to 12/31/2017        10.338376         11.105457           713.0831
01/01/2018 to 12/31/2018        11.105457         10.172823             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.894088         10.159794             0.0000
01/01/2013 to 12/31/2013        10.159794         10.963277         8,606.6918
01/01/2014 to 12/31/2014        10.963277         11.359176         7,890.3923
01/01/2015 to 12/31/2015        11.359176         11.099891             0.0000
01/01/2016 to 12/31/2016        11.099891         11.339552             0.0000
01/01/2017 to 12/31/2017        11.339552         12.569868             0.0000
01/01/2018 to 12/31/2018        12.569868         11.411538             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.394847         16.347022         7,088.8000
01/01/2010 to 12/31/2010        16.347022         18.513704         5,063.1117
01/01/2011 to 12/31/2011        18.513704         18.536366         4,604.7618
01/01/2012 to 12/31/2012        18.536366         21.130475           391.4248
01/01/2013 to 12/31/2013        21.130475         22.599990         2,349.8603
01/01/2014 to 12/31/2014        22.599990         22.836747         3,297.5201
01/01/2015 to 12/31/2015        22.836747         21.435628         3,076.9504
01/01/2016 to 12/31/2016        21.435628         23.900382         3,062.1514
01/01/2017 to 12/31/2017        23.900382         25.196074         2,406.4698
01/01/2018 to 12/31/2018        25.196074         23.936656         1,975.9781
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.469089          9.691868       198,502.1000
01/01/2010 to 12/31/2010         9.691868         11.045619       192,646.7497
01/01/2011 to 12/31/2011        11.045619         10.181589       204,771.2097
01/01/2012 to 12/31/2012        10.181589         11.626269       202,553.9723
01/01/2013 to 12/31/2013        11.626269         14.729326       176,731.3417
01/01/2014 to 12/31/2014        14.729326         15.142002       151,944.9075
01/01/2015 to 12/31/2015        15.142002         14.514996       120,856.5084
01/01/2016 to 12/31/2016        14.514996         15.474008       140,493.3008
01/01/2017 to 12/31/2017        15.474008         18.610199       138,924.8787
01/01/2018 to 12/31/2018        18.610199         16.370738       135,892.3888
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.920830         10.325525             0.0000
01/01/2013 to 12/31/2013        10.325525         11.551525        40,958.4756
01/01/2014 to 12/31/2014        11.551525         12.390449        95,880.8118
01/01/2015 to 12/31/2015        12.390449         11.625355        87,628.9097
01/01/2016 to 12/31/2016        11.625355         12.323716       104,890.3718
01/01/2017 to 12/31/2017        12.323716         14.266596        62,690.7698
01/01/2018 to 12/31/2018        14.266596         12.927021        64,130.6948
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.505142         14.231733        39,382.3100
01/01/2010 to 12/31/2010        14.231733         16.692458        38,689.7359
01/01/2011 to 12/31/2011        16.692458         14.862668        32,276.3591
01/01/2012 to 12/31/2012        14.862668         17.152563        27,381.5469
01/01/2013 to 12/31/2013        17.152563         22.223982        26,640.7679
01/01/2014 to 12/31/2014        22.223982         22.113274        25,889.0454
01/01/2015 to 12/31/2015        22.113274         20.462031        24,545.7351
01/01/2016 to 12/31/2016        20.462031         26.273290        22,757.4339
01/01/2017 to 12/31/2017        26.273290         28.710291        19,494.8603
01/01/2018 to 12/31/2018        28.710291         23.803960        15,561.2155
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.058060         10.012274         6,318.6200
01/01/2010 to 12/31/2010        10.012274         12.111688        13,590.0955
01/01/2011 to 12/31/2011        12.111688          9.632356        12,706.3741
01/01/2012 to 12/31/2012         9.632356         11.202058         5,233.0485
01/01/2013 to 12/31/2013        11.202058         10.412422        16,522.0012
01/01/2014 to 12/31/2014        10.412422          9.521556        16,226.3419
01/01/2015 to 12/31/2015         9.521556          8.027666        15,025.3755
01/01/2016 to 12/31/2016         8.027666          8.756263        14,570.5615
01/01/2017 to 12/31/2017         8.756263         10.993013        11,496.5048
01/01/2018 to 12/31/2018        10.993013          9.227523         7,918.1306
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.996987         10.167529             0.0000
01/01/2011 to 12/31/2011        10.167529         10.146507             0.0000
01/01/2012 to 12/31/2012        10.146507         10.652134             0.0000
01/01/2013 to 12/31/2013        10.652134         10.820093         6,412.6249
01/01/2014 to 12/31/2014        10.820093         10.662557         6,648.4053
01/01/2015 to 12/31/2015        10.662557         10.343429         6,584.4745
01/01/2016 to 12/31/2016        10.343429         11.056231         6,514.8578
01/01/2017 to 12/31/2017        11.056231         11.214053         8,971.1745
01/01/2018 to 12/31/2018        11.214053         11.002770         8,892.8857
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.986988          9.714258            0.0000
01/01/2012 to 12/31/2012          9.714258          9.919665       12,933.1575
01/01/2013 to 12/31/2013          9.919665          9.816446       25,528.6290
01/01/2014 to 12/31/2014          9.816446          9.704415       24,486.4556
01/01/2015 to 12/31/2015          9.704415          9.434146       28,124.5028
01/01/2016 to 12/31/2016          9.434146          9.518043       24,425.7629
01/01/2017 to 12/31/2017          9.518043          9.435484       28,397.5628
01/01/2018 to 12/31/2018          9.435484          9.269343       28,217.5148
--------------------------        --------          --------       -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.997589         10.838832            0.0000
01/01/2010 to 12/31/2010         10.838832         12.039017            0.0000
01/01/2011 to 12/31/2011         12.039017         11.738652            0.0000
01/01/2012 to 12/31/2012         11.738652         13.122429            0.0000
01/01/2013 to 12/31/2013         13.122429         12.970052            0.0000
01/01/2014 to 12/31/2014         12.970052         12.832512            0.0000
01/01/2015 to 12/31/2015         12.832512         12.031019            0.0000
01/01/2016 to 12/31/2016         12.031019         11.872160            0.0000
01/01/2017 to 12/31/2017         11.872160         11.630756            0.0000
01/01/2018 to 12/31/2018         11.630756         11.490410            0.0000
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.031329         11.903521       13,490.6200
01/01/2010 to 12/31/2010         11.903521         13.520294       11,213.1890
01/01/2011 to 12/31/2011         13.520294         12.487734       31,116.9594
01/01/2012 to 12/31/2012         12.487734         15.389257       31,272.9932
01/01/2013 to 12/31/2013         15.389257         15.588127       35,348.7421
01/01/2014 to 12/31/2014         15.588127         17.272118       31,356.6906
01/01/2015 to 12/31/2015         17.272118         16.659426       30,084.5893
01/01/2016 to 12/31/2016         16.659426         16.439431       29,147.6801
01/01/2017 to 12/31/2017         16.439431         17.810856       28,287.6420
01/01/2018 to 12/31/2018         17.810856         15.914872       27,470.3549
--------------------------       ---------         ---------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.511342          5.867821       27,423.0900
01/01/2010 to 12/31/2010          5.867821          7.105657       24,476.7137
01/01/2011 to 12/31/2011          7.105657          7.177090       14,483.6250
01/01/2012 to 12/31/2012          7.177090          8.319389       13,864.0230
01/01/2013 to 12/31/2013          8.319389         11.849741       19,746.3935
01/01/2014 to 12/31/2014         11.849741         13.781969       21,210.2357
01/01/2015 to 12/31/2015         13.781969         12.937806       38,925.4552
01/01/2016 to 12/31/2016         12.937806         12.995520       14,634.2086
01/01/2017 to 12/31/2017         12.995520         15.053926       17,649.0934
01/01/2018 to 12/31/2018         15.053926         13.685175       16,567.7327
--------------------------       ---------         ---------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        120.722022        123.492816            0.0000
01/01/2011 to 12/31/2011        123.492816        111.695374            0.0000
01/01/2012 to 12/31/2012        111.695374        133.852189           26.3620
01/01/2013 to 12/31/2013        133.852189        168.632516           98.1600
01/01/2014 to 04/25/2014        168.632516        175.156313            0.0000
--------------------------      ----------        ----------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.520486          6.101182        1,802.8200
01/01/2010 to 12/31/2010          6.101182          6.406271        1,915.2978
01/01/2011 to 04/29/2011          6.406271          6.794109            0.0000
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.686059         10.793183             0.0000
01/01/2013 to 12/31/2013        10.793183         10.081120             0.0000
01/01/2014 to 12/31/2014        10.081120         10.606986             0.0000
01/01/2015 to 12/31/2015        10.606986         10.420799             0.0000
01/01/2016 to 12/31/2016        10.420799         10.328333             0.0000
01/01/2017 to 12/31/2017        10.328333         10.366897             0.0000
01/01/2018 to 12/31/2018        10.366897         10.133502             0.0000
--------------------------      ---------         ---------             ------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.860931         16.474724        50,894.6000
01/01/2010 to 12/31/2010        16.474724         18.762814        40,718.4027
01/01/2011 to 12/31/2011        18.762814         15.738457        35,944.7791
01/01/2012 to 12/31/2012        15.738457         19.897599        28,135.6916
01/01/2013 to 12/31/2013        19.897599         25.399575        28,968.9927
01/01/2014 to 12/31/2014        25.399575         23.408161        27,096.3802
01/01/2015 to 12/31/2015        23.408161         21.863195        26,215.5166
01/01/2016 to 12/31/2016        21.863195         23.136460        25,822.9621
01/01/2017 to 12/31/2017        23.136460         29.521880        22,939.2626
01/01/2018 to 12/31/2018        29.521880         21.953280        20,805.7185
--------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010580          1.042242       310,133.8216
01/01/2013 to 12/31/2013         1.042242          1.038538        32,930.1252
01/01/2014 to 12/31/2014         1.038538          1.072636        31,449.1248
01/01/2015 to 12/31/2015         1.072636          1.005168             0.0000
01/01/2016 to 12/31/2016         1.005168          1.098508             0.0000
01/01/2017 to 12/31/2017         1.098508          1.182144             0.0000
01/01/2018 to 12/31/2018         1.182144          1.081869             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.072990          8.757605         7,073.1300
01/01/2010 to 12/31/2010         8.757605          9.839688         7,026.0942
01/01/2011 to 12/31/2011         9.839688          9.483231         7,146.3914
01/01/2012 to 12/31/2012         9.483231         10.985717        10,738.8209
01/01/2013 to 12/31/2013        10.985717         14.549885        18,386.6525
01/01/2014 to 12/31/2014        14.549885         15.558707        18,375.6213
01/01/2015 to 12/31/2015        15.558707         14.311294        17,621.9386
01/01/2016 to 12/31/2016        14.311294         16.421591        17,377.6227
01/01/2017 to 12/31/2017        16.421591         18.960390        12,392.0553
01/01/2018 to 12/31/2018        18.960390         16.291216         6,757.6350
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.255971         12.116794        24,796.8100
01/01/2010 to 12/31/2010        12.116794         14.956905        17,602.1139
01/01/2011 to 12/31/2011        14.956905         14.473874        13,883.9484
01/01/2012 to 12/31/2012        14.473874         16.738361        13,310.2012
01/01/2013 to 12/31/2013        16.738361         22.952888        13,056.0525
01/01/2014 to 12/31/2014        22.952888         24.229663        12,586.6309
01/01/2015 to 12/31/2015        24.229663         23.297109        12,566.6517
01/01/2016 to 12/31/2016        23.297109         25.396176        11,728.3706
01/01/2017 to 12/31/2017        25.396176         31.139063         9,129.9444
01/01/2018 to 12/31/2018        31.139063         27.701777         7,509.7099
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.791288         10.209925         5,531.8898
01/01/2014 to 12/31/2014        10.209925         10.496346         5,531.8898
01/01/2015 to 12/31/2015        10.496346         10.317531         6,762.0101
01/01/2016 to 12/31/2016        10.317531         10.318093         6,749.7209
01/01/2017 to 12/31/2017        10.318093         10.428466        10,641.0235
01/01/2018 to 12/31/2018        10.428466         10.202509        10,482.2215
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.903238          9.765301        45,919.2900
01/01/2010 to 12/31/2010         9.765301         10.135640         6,421.1529
01/01/2011 to 12/31/2011        10.135640         10.489688         9,798.0645
01/01/2012 to 12/31/2012        10.489688         10.764647         5,531.8906
01/01/2013 to 04/26/2013        10.764647         10.736012             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012635          1.044277       358,103.7596
01/01/2013 to 12/31/2013         1.044277          1.133792             0.0000
01/01/2014 to 12/31/2014         1.133792          1.186490             0.0000
01/01/2015 to 12/31/2015         1.186490          1.171051             0.0000
01/01/2016 to 12/31/2016         1.171051          1.178825             0.0000
01/01/2017 to 12/31/2017         1.178825          1.345348             0.0000
01/01/2018 to 12/31/2018         1.345348          1.221323        49,904.1229
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996741          1.034678             0.0000
01/01/2015 to 12/31/2015         1.034678          1.002206             0.0000
01/01/2016 to 12/31/2016         1.002206          0.999957             0.0000
01/01/2017 to 12/31/2017         0.999957          1.129775             0.0000
01/01/2018 to 04/30/2018         1.129775          1.098891             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.641242         10.526144         4,646.9000
01/01/2010 to 12/31/2010        10.526144         12.564008         1,858.2971
01/01/2011 to 12/31/2011        12.564008         12.108903         1,791.0493
01/01/2012 to 12/31/2012        12.108903         13.849513         3,749.4724
01/01/2013 to 12/31/2013        13.849513         15.868774         3,842.4652
01/01/2014 to 12/31/2014        15.868774         16.061684         3,877.5231
01/01/2015 to 12/31/2015        16.061684         15.905055         2,959.6893
01/01/2016 to 12/31/2016        15.905055         16.302253         2,956.2620
01/01/2017 to 12/31/2017        16.302253         19.611836         2,953.0202
01/01/2018 to 12/31/2018        19.611836         18.149134         2,450.8332
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.755316         11.185657             0.0000
01/01/2014 to 12/31/2014        11.185657         11.955623             0.0000
01/01/2015 to 12/31/2015        11.955623         11.553721             0.0000
01/01/2016 to 12/31/2016        11.553721         11.795271             0.0000
01/01/2017 to 12/31/2017        11.795271         13.332965         8,816.4174
01/01/2018 to 12/31/2018        13.332965         12.104166         5,001.8474
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.727162         12.519144        32,099.5400
01/01/2010 to 12/31/2010        12.519144         13.643664        26,052.9821
01/01/2011 to 12/31/2011        13.643664         11.917182        21,152.8980
01/01/2012 to 12/31/2012        11.917182         13.604147        19,738.5867
01/01/2013 to 12/31/2013        13.604147         15.871003        18,431.0029
01/01/2014 to 12/31/2014        15.871003         14.446613        16,951.5752
01/01/2015 to 12/31/2015        14.446613         13.881520        19,118.5393
01/01/2016 to 12/31/2016        13.881520         13.460577        18,352.6682
01/01/2017 to 12/31/2017        13.460577         16.876169        13,736.8572
01/01/2018 to 12/31/2018        16.876169         14.196469        11,341.1980
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999699          1.029884             0.0000
01/01/2015 to 12/31/2015         1.029884          0.952289             0.0000
01/01/2016 to 12/31/2016         0.952289          1.035192             0.0000
01/01/2017 to 12/31/2017         1.035192          1.140312             0.0000
01/01/2018 to 12/31/2018         1.140312          1.030681             0.0000
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.642578         12.290146        63,227.3600
01/01/2010 to 12/31/2010        12.290146         12.955862        43,514.8988
01/01/2011 to 12/31/2011        12.955862         14.086822        48,518.2876
01/01/2012 to 12/31/2012        14.086822         15.036974        39,523.4351
01/01/2013 to 12/31/2013        15.036974         13.345355        32,698.0802
01/01/2014 to 12/31/2014        13.345355         13.432653        26,895.3101
01/01/2015 to 12/31/2015        13.432653         12.731644        27,051.6710
01/01/2016 to 12/31/2016        12.731644         13.075339        25,017.7412
01/01/2017 to 12/31/2017        13.075339         13.235169        20,817.3925
01/01/2018 to 12/31/2018        13.235169         12.633722        14,934.0908
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.609123         14.558656        74,403.5900
01/01/2010 to 12/31/2010        14.558656         15.405575        40,629.3530
01/01/2011 to 12/31/2011        15.405575         15.548946        53,642.0033
01/01/2012 to 12/31/2012        15.548946         16.618896        55,099.4435
01/01/2013 to 12/31/2013        16.618896         15.945861        55,477.4702
01/01/2014 to 12/31/2014        15.945861         16.252771        49,820.3159
01/01/2015 to 12/31/2015        16.252771         15.899898        42,328.6987
01/01/2016 to 12/31/2016        15.899898         15.959846        39,494.6162
01/01/2017 to 12/31/2017        15.959846         16.316216        37,844.6620
01/01/2018 to 12/31/2018        16.316216         15.922565        35,965.8685
--------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.213865         10.693058        44,187.3798
01/01/2014 to 12/31/2014        10.693058         11.364266        86,590.5996
01/01/2015 to 12/31/2015        11.364266         10.977845        82,378.7102
01/01/2016 to 12/31/2016        10.977845         11.229308        81,810.9186
01/01/2017 to 12/31/2017        11.229308         12.795187        30,249.5602
01/01/2018 to 04/30/2018        12.795187         12.205635             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010613          1.062291             0.0000
01/01/2013 to 12/31/2013         1.062291          1.144248        13,951.0865
01/01/2014 to 12/31/2014         1.144248          1.205978        13,951.0865
01/01/2015 to 12/31/2015         1.205978          1.169364        13,951.0865
01/01/2016 to 12/31/2016         1.169364          1.208588        13,951.0865
01/01/2017 to 12/31/2017         1.208588          1.351394       100,994.5017
01/01/2018 to 12/31/2018         1.351394          1.197254       136,601.9359
--------------------------       --------          --------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.350805         10.202154             0.0000
01/01/2010 to 12/31/2010        10.202154         11.201756         9,340.6171
01/01/2011 to 12/31/2011        11.201756         11.074793        16,430.8271
01/01/2012 to 12/31/2012        11.074793         12.224092         6,050.8047
01/01/2013 to 12/31/2013        12.224092         13.504487        11,265.8280
01/01/2014 to 12/31/2014        13.504487         13.978411        11,232.6790
01/01/2015 to 12/31/2015        13.978411         13.405758        11,196.6169
01/01/2016 to 12/31/2016        13.405758         13.872604        11,161.2381
01/01/2017 to 12/31/2017        13.872604         15.724032        11,127.3790
01/01/2018 to 12/31/2018        15.724032         14.377205        11,093.4009
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.655988          9.668742             0.0000
01/01/2010 to 12/31/2010         9.668742         10.797232             0.0000
01/01/2011 to 12/31/2011        10.797232         10.337860             0.0000
01/01/2012 to 12/31/2012        10.337860         11.631841         3,257.4388
01/01/2013 to 12/31/2013        11.631841         13.435197         3,257.4388
01/01/2014 to 12/31/2014        13.435197         13.849790             0.0000
01/01/2015 to 12/31/2015        13.849790         13.235272           315.1218
01/01/2016 to 12/31/2016        13.235272         13.838014           312.2851
01/01/2017 to 12/31/2017        13.838014         16.196116           309.6699
01/01/2018 to 12/31/2018        16.196116         14.455992           307.2363
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        34.775173         40.275311        34,540.7600
01/01/2010 to 12/31/2010        40.275311         46.104835        31,315.1715
01/01/2011 to 12/31/2011        46.104835         43.294716        28,155.3213
01/01/2012 to 12/31/2012        43.294716         49.961415        24,817.3057
01/01/2013 to 12/31/2013        49.961415         65.382408        22,327.6859
01/01/2014 to 12/31/2014        65.382408         72.453948        21,145.0617
01/01/2015 to 12/31/2015        72.453948         68.335562        18,685.7773
01/01/2016 to 12/31/2016        68.335562         77.506999        18,309.9455
01/01/2017 to 12/31/2017        77.506999         88.676616        16,682.5482
01/01/2018 to 12/31/2018        88.676616         78.792132        14,636.9009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.545172          7.891163        40,977.3800
01/01/2010 to 12/31/2010         7.891163          9.856625        36,803.6835
01/01/2011 to 12/31/2011         9.856625          9.483678        34,716.9043
01/01/2012 to 12/31/2012         9.483678         10.545524        26,866.2455
01/01/2013 to 12/31/2013        10.545524         14.089700        25,194.7129
01/01/2014 to 12/31/2014        14.089700         15.543858        25,554.9481
01/01/2015 to 12/31/2015        15.543858         16.220374        16,636.0829
01/01/2016 to 12/31/2016        16.220374         16.853696        15,748.1748
01/01/2017 to 12/31/2017        16.853696         20.567783        19,099.9418
01/01/2018 to 12/31/2018        20.567783         19.676839        15,252.8828
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.150115         18.752927             0.0000
01/01/2010 to 12/31/2010        18.752927         23.028309             0.0000
01/01/2011 to 12/31/2011        23.028309         21.695017             0.0000
01/01/2012 to 12/31/2012        21.695017         24.339394         1,337.3265
01/01/2013 to 12/31/2013        24.339394         31.025597         9,358.9204
01/01/2014 to 12/31/2014        31.025597         33.277255         9,429.0108
01/01/2015 to 12/31/2015        33.277255         29.629267         9,075.5451
01/01/2016 to 12/31/2016        29.629267         33.478346         8,289.6652
01/01/2017 to 12/31/2017        33.478346         35.855170         8,102.0818
01/01/2018 to 12/31/2018        35.855170         31.511823         7,762.4117
--------------------------      ---------         ---------         ----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.355816         12.108663        28,425.5100
01/01/2010 to 12/31/2010        12.108663         14.715813        28,636.0875
01/01/2011 to 12/31/2011        14.715813         13.490166        27,273.5670
01/01/2012 to 12/31/2012        13.490166         15.585846        21,984.7226
01/01/2013 to 12/31/2013        15.585846         20.224987        19,202.9757
01/01/2014 to 12/31/2014        20.224987         22.402232        18,600.6441
01/01/2015 to 12/31/2015        22.402232         19.916284        16,442.4854
01/01/2016 to 12/31/2016        19.916284         22.051428        16,060.7329
01/01/2017 to 12/31/2017        22.051428         23.900700        15,460.7178
01/01/2018 to 12/31/2018        23.900700         20.270458         9,272.2239
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.795602          9.600403         1,752.7741
01/01/2014 to 12/31/2014         9.600403          9.077477         1,750.3924
01/01/2015 to 12/31/2015         9.077477          8.687212         1,748.0600
01/01/2016 to 12/31/2016         8.687212          8.927415         1,745.5231
01/01/2017 to 12/31/2017         8.927415         11.780967         1,743.2366
01/01/2018 to 12/31/2018        11.780967          9.542069         1,741.1417
--------------------------      ---------         ---------        -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.021612          8.397486         1,313.3400
01/01/2010 to 12/31/2010         8.397486          8.781125         1,313.3356
01/01/2011 to 12/31/2011         8.781125          7.363178         1,759.1297
01/01/2012 to 12/31/2012         7.363178          8.458381         1,755.6486
01/01/2013 to 04/26/2013         8.458381          8.750241             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.370813         10.170825        87,559.7300
01/01/2010 to 12/31/2010        10.170825          9.949497       114,746.1148
01/01/2011 to 12/31/2011         9.949497          9.733572        81,154.1241
01/01/2012 to 12/31/2012         9.733572          9.520611        77,694.4064
01/01/2013 to 12/31/2013         9.520611          9.313433        65,947.6557
01/01/2014 to 12/31/2014         9.313433          9.110763        44,319.0495
01/01/2015 to 12/31/2015         9.110763          8.912503        40,698.5913
01/01/2016 to 12/31/2016         8.912503          8.728335        26,822.5936
01/01/2017 to 12/31/2017         8.728335          8.593106        33,118.6151
01/01/2018 to 12/31/2018         8.593106          8.535292        32,137.6319
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.038480         13.224989               0.0000
01/01/2015 to 12/31/2015        13.224989         12.861441               0.0000
01/01/2016 to 12/31/2016        12.861441         13.151543               0.0000
01/01/2017 to 12/31/2017        13.151543         13.758087               0.0000
01/01/2018 to 12/31/2018        13.758087         13.105689               0.0000
--------------------------      ---------         ---------               ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.820609         10.605365         386,816.3800
01/01/2010 to 12/31/2010        10.605365         11.505777         576,357.5595
01/01/2011 to 12/31/2011        11.505777         11.455793         544,388.1240
01/01/2012 to 12/31/2012        11.455793         12.427921         593,237.2670
01/01/2013 to 12/31/2013        12.427921         13.261351         507,401.8251
01/01/2014 to 04/25/2014        13.261351         13.336793               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.529120         10.520089       1,019,678.6300
01/01/2010 to 12/31/2010        10.520089         11.567354         924,881.9996
01/01/2011 to 12/31/2011        11.567354         11.302961         829,629.0217
01/01/2012 to 12/31/2012        11.302961         12.426058         778,163.8063
01/01/2013 to 12/31/2013        12.426058         13.884938         678,735.8806
01/01/2014 to 04/25/2014        13.884938         13.911303               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.334382         13.633504         947,265.2610
01/01/2015 to 12/31/2015        13.633504         13.193662         968,895.3700
01/01/2016 to 12/31/2016        13.193662         13.692308         897,840.8069
01/01/2017 to 12/31/2017        13.692308         14.820762         769,500.9051
01/01/2018 to 12/31/2018        14.820762         13.858474         718,731.9415
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.140832         10.220292         964,485.6000
01/01/2010 to 12/31/2010        10.220292         11.356297       1,007,590.9747
01/01/2011 to 12/31/2011        11.356297         10.920513       1,020,771.7699
01/01/2012 to 12/31/2012        10.920513         12.169778       1,010,832.8300
01/01/2013 to 12/31/2013        12.169778         14.216833       1,076,471.3386
01/01/2014 to 04/25/2014        14.216833         14.200961               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.198394         14.626900       1,059,169.5841
01/01/2015 to 12/31/2015        14.626900         14.127177       1,034,371.4286
01/01/2016 to 12/31/2016        14.127177         14.801720         980,131.0251
01/01/2017 to 12/31/2017        14.801720         16.613757         864,957.9653
01/01/2018 to 12/31/2018        16.613757         15.254929         826,200.5187
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.822055          9.954917       1,156,248.5700
01/01/2010 to 12/31/2010         9.954917         11.246887       1,056,706.6814
01/01/2011 to 12/31/2011        11.246887         10.576445         967,544.4004
01/01/2012 to 12/31/2012        10.576445         11.971431         841,179.1448
01/01/2013 to 12/31/2013        11.971431         14.745861         731,035.0865
01/01/2014 to 04/25/2014        14.745861         14.649286               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         6.994952          8.796467         4,412.0600
01/01/2010 to 12/31/2010         8.796467          9.469607         4,220.0033
01/01/2011 to 12/31/2011         9.469607          9.100861         4,868.5751
01/01/2012 to 12/31/2012         9.100861         10.337166         5,181.4568
01/01/2013 to 04/26/2013        10.337166         11.100256             0.0000
--------------------------      ---------         ---------         ----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.636277         15.164995       797,352.6315
01/01/2015 to 12/31/2015        15.164995         14.583335       627,997.6093
01/01/2016 to 12/31/2016        14.583335         15.427381       602,916.2889
01/01/2017 to 12/31/2017        15.427381         17.984665       584,080.7149
01/01/2018 to 12/31/2018        17.984665         16.164055       483,434.4245
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.412940         11.620403        32,287.5100
01/01/2010 to 12/31/2010        11.620403         13.045574        27,953.1667
01/01/2011 to 12/31/2011        13.045574         13.590610        23,186.1886
01/01/2012 to 12/31/2012        13.590610         14.832929        16,013.0969
01/01/2013 to 12/31/2013        14.832929         19.807895        18,363.9384
01/01/2014 to 12/31/2014        19.807895         19.701170        17,793.1269
01/01/2015 to 12/31/2015        19.701170         17.409710        16,756.9918
01/01/2016 to 12/31/2016        17.409710         20.888777        15,427.3288
01/01/2017 to 12/31/2017        20.888777         22.998051        12,091.5057
01/01/2018 to 12/31/2018        22.998051         19.476451        11,618.5441
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.122150         14.131649             0.0000
01/01/2010 to 12/31/2010        14.131649         16.947280         1,164.4281
01/01/2011 to 12/31/2011        16.947280         13.884521             0.0000
01/01/2012 to 12/31/2012        13.884521         16.012469             0.0000
01/01/2013 to 12/31/2013        16.012469         19.987824         1,625.4261
01/01/2014 to 12/31/2014        19.987824         18.243826         1,515.7004
01/01/2015 to 12/31/2015        18.243826         18.873924         1,339.9834
01/01/2016 to 12/31/2016        18.873924         19.538999         1,164.1076
01/01/2017 to 12/31/2017        19.538999         24.935135           646.5097
01/01/2018 to 12/31/2018        24.935135         19.374226           319.1572
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        43.530110         44.072539             0.0000
01/01/2017 to 12/31/2017        44.072539         51.226294             0.0000
01/01/2018 to 12/31/2018        51.226294         49.928464             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        11.858543         14.461665             0.0000
01/01/2010 to 12/31/2010        14.461665         16.400985             0.0000
01/01/2011 to 12/31/2011        16.400985         15.263076             0.0000
01/01/2012 to 12/31/2012        15.263076         16.478515             0.0000
01/01/2013 to 12/31/2013        16.478515         21.393518           482.9844
01/01/2014 to 12/31/2014        21.393518         23.215767           480.9074
01/01/2015 to 12/31/2015        23.215767         22.653643           478.6659
01/01/2016 to 04/29/2016        22.653643         22.735215             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.576031         11.059572        86,307.2400
01/01/2010 to 12/31/2010        11.059572         12.097525        77,727.1080
01/01/2011 to 12/31/2011        12.097525         11.340196        66,830.8361
01/01/2012 to 12/31/2012        11.340196         12.501071        62,190.9412
01/01/2013 to 12/31/2013        12.501071         16.329410        59,749.1666
01/01/2014 to 12/31/2014        16.329410         17.642825        57,174.7358
01/01/2015 to 12/31/2015        17.642825         17.650102        53,538.8918
01/01/2016 to 12/31/2016        17.650102         18.500972        49,516.2457
01/01/2017 to 12/31/2017        18.500972         21.524003        46,709.8126
01/01/2018 to 12/31/2018        21.524003         21.000533        36,973.2418
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.977253         16.572768         7,362.2236
01/01/2014 to 12/31/2014        16.572768         17.975354         6,866.6890
01/01/2015 to 12/31/2015        17.975354         18.042115         6,566.5124
01/01/2016 to 12/31/2016        18.042115         18.559827         6,097.3842
01/01/2017 to 12/31/2017        18.559827         22.684737         4,122.8094
01/01/2018 to 12/31/2018        22.684737         20.878894         2,586.1994
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.675150         11.049385        17,506.2900
01/01/2010 to 12/31/2010        11.049385         13.745263        11,307.9464
01/01/2011 to 12/31/2011        13.745263         12.442863         9,262.3299
01/01/2012 to 12/31/2012        12.442863         12.903305         8,936.7100
01/01/2013 to 04/26/2013        12.903305         13.887887             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.789937         10.635361        34,954.2600
01/01/2010 to 12/31/2010        10.635361         11.581157        27,010.5865
01/01/2011 to 12/31/2011        11.581157         11.354781        22,340.0553
01/01/2012 to 12/31/2012        11.354781         12.834325        49,001.6804
01/01/2013 to 12/31/2013        12.834325         17.166925        46,407.6128
01/01/2014 to 12/31/2014        17.166925         18.261673        42,517.3188
01/01/2015 to 12/31/2015        18.261673         19.747127        39,943.1424
01/01/2016 to 12/31/2016        19.747127         19.292357        36,995.7411
01/01/2017 to 12/31/2017        19.292357         25.855131        32,115.5365
01/01/2018 to 12/31/2018        25.855131         25.318111        20,543.4640
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.675456          6.842845         2,680.3100
01/01/2010 to 12/31/2010         6.842845          7.723872         2,659.9826
01/01/2011 to 12/31/2011         7.723872          7.265988         2,641.0534
01/01/2012 to 12/31/2012         7.265988          8.007763         2,675.4595
01/01/2013 to 04/26/2013         8.007763          8.583807             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.256691          7.389648        71,424.9200
01/01/2010 to 12/31/2010         7.389648          7.908215        49,038.4167
01/01/2011 to 12/31/2011         7.908215          7.629672        44,178.6107
01/01/2012 to 04/27/2012         7.629672          8.561031             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.256573         13.649510        25,988.4200
01/01/2010 to 12/31/2010        13.649510         14.107038        17,031.4475
01/01/2011 to 12/31/2011        14.107038         14.787710         7,952.2107
01/01/2012 to 12/31/2012        14.787710         14.982516         9,086.4566
01/01/2013 to 12/31/2013        14.982516         14.279748         8,376.9268
01/01/2014 to 12/31/2014        14.279748         14.731714         2,127.6167
01/01/2015 to 12/31/2015        14.731714         14.403020         1,589.0388
01/01/2016 to 12/31/2016        14.403020         14.383592         1,529.0294
01/01/2017 to 12/31/2017        14.383592         14.484816         6,902.0610
01/01/2018 to 12/31/2018        14.484816         14.098331         5,235.1334
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.324144         12.801193             0.0000
01/01/2010 to 12/31/2010        12.801193         15.768575         6,465.7600
01/01/2011 to 12/31/2011        15.768575         15.080638         6,423.8859
01/01/2012 to 12/31/2012        15.080638         17.297802           539.2783
01/01/2013 to 12/31/2013        17.297802         22.463866           269.8295
01/01/2014 to 12/31/2014        22.463866         23.999448           268.3670
01/01/2015 to 12/31/2015        23.999448         22.848584           266.9344
01/01/2016 to 12/31/2016        22.848584         26.840283           265.3764
01/01/2017 to 12/31/2017        26.840283         30.354969         1,311.4228
01/01/2018 to 12/31/2018        30.354969         26.256973         1,249.2585
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.485066         10.876743             0.0000
01/01/2010 to 12/31/2010        10.876743         11.466372             0.0000
01/01/2011 to 12/31/2011        11.466372          9.797929             0.0000
01/01/2012 to 12/31/2012         9.797929         11.302969             0.0000
01/01/2013 to 12/31/2013        11.302969         13.427394             0.0000
01/01/2014 to 12/31/2014        13.427394         12.303624         1,704.6984
01/01/2015 to 12/31/2015        12.303624         11.878077         1,693.6674
01/01/2016 to 12/31/2016        11.878077         11.732162         1,681.5539
01/01/2017 to 12/31/2017        11.732162         14.294745         1,670.3472
01/01/2018 to 12/31/2018        14.294745         12.007159         1,658.9448
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.518068         12.878014             0.0000
01/01/2010 to 12/31/2010        12.878014         15.942282             0.0000
01/01/2011 to 12/31/2011        15.942282         14.921040           276.7349
01/01/2012 to 12/31/2012        14.921040         16.921936           274.5744
01/01/2013 to 12/31/2013        16.921936         22.864437         3,089.9229
01/01/2014 to 12/31/2014        22.864437         23.424836           825.3591
01/01/2015 to 12/31/2015        23.424836         21.875506           821.3281
01/01/2016 to 12/31/2016        21.875506         25.877547           268.2876
01/01/2017 to 12/31/2017        25.877547         28.935967         1,331.7252
01/01/2018 to 12/31/2018        28.935967         25.130978         1,267.5697
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.132357         10.017481        23,140.5200
01/01/2010 to 12/31/2010        10.017481         11.219650        23,029.3612
01/01/2011 to 12/31/2011        11.219650         11.155496        49,903.5063
01/01/2012 to 12/31/2012        11.155496         12.595054        49,364.1211
01/01/2013 to 12/31/2013        12.595054         16.226720        50,031.0637
01/01/2014 to 12/31/2014        16.226720         17.952901        42,829.1774
01/01/2015 to 12/31/2015        17.952901         17.722634        40,052.6611
01/01/2016 to 12/31/2016        17.722634         19.310438        39,402.0539
01/01/2017 to 12/31/2017        19.310438         22.902561        48,731.9001
01/01/2018 to 12/31/2018        22.902561         21.319127        39,196.0279
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.219706         20.012069         3,331.8832
01/01/2014 to 12/31/2014        20.012069         21.644298         3,326.7520
01/01/2015 to 12/31/2015        21.644298         21.096122         4,582.8698
01/01/2016 to 12/31/2016        21.096122         23.546026         3,272.2601
01/01/2017 to 12/31/2017        23.546026         27.085285         5,134.1290
01/01/2018 to 12/31/2018        27.085285         23.779288         5,010.5937
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.563810          8.018802             0.0000
01/01/2010 to 12/31/2010         8.018802          8.709116             0.0000
01/01/2011 to 12/31/2011         8.709116          8.473386             0.0000
01/01/2012 to 12/31/2012         8.473386          9.441471         3,542.0567
01/01/2013 to 04/26/2013         9.441471         10.316027             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.236632         18.924942        11,234.5508
01/01/2014 to 12/31/2014        18.924942         18.457456        10,727.2627
01/01/2015 to 12/31/2015        18.457456         18.124418         8,734.5171
01/01/2016 to 12/31/2016        18.124418         20.991411         8,334.3184
01/01/2017 to 12/31/2017        20.991411         23.716583         7,434.7831
01/01/2018 to 12/31/2018        23.716583         21.577018         7,054.1625
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.117948         12.198515        12,026.3500
01/01/2010 to 12/31/2010        12.198515         14.661117        11,320.3981
01/01/2011 to 12/31/2011        14.661117         13.585944         9,848.0246
01/01/2012 to 12/31/2012        13.585944         13.991164         9,468.9050
01/01/2013 to 04/26/2013        13.991164         15.131745             0.0000
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.596507          8.284519        31,189.3061
01/01/2014 to 12/31/2014         8.284519          8.819523        22,088.8215
01/01/2015 to 12/31/2015         8.819523          9.534603        22,142.0837
01/01/2016 to 12/31/2016         9.534603          9.470005         9,100.4884
01/01/2017 to 12/31/2017         9.470005         12.366055         9,847.1785
01/01/2018 to 12/31/2018        12.366055         11.955843         8,182.0488
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.350622          5.210781        18,016.6100
01/01/2010 to 12/31/2010         5.210781          6.509010        18,325.5648
01/01/2011 to 12/31/2011         6.509010          5.737545        20,804.6279
01/01/2012 to 12/31/2012         5.737545          6.292144        15,006.8657
01/01/2013 to 04/26/2013         6.292144          6.563115             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.580099         14.649275             0.0000
01/01/2010 to 12/31/2010        14.649275         18.490188             0.0000
01/01/2011 to 12/31/2011        18.490188         15.072264            53.5604
01/01/2012 to 12/31/2012        15.072264         15.122648            53.2055
01/01/2013 to 12/31/2013        15.122648         16.384595            40.4945
01/01/2014 to 12/31/2014        16.384595         13.010724            40.3484
01/01/2015 to 12/31/2015        13.010724          8.558006             0.0000
01/01/2016 to 12/31/2016         8.558006         12.033687             0.0000
01/01/2017 to 12/31/2017        12.033687         11.685344             0.0000
01/01/2018 to 12/31/2018        11.685344          8.131733             0.0000
--------------------------      ---------         ---------            -------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        25.249389         26.050625        17,551.0331
01/01/2017 to 12/31/2017        26.050625         27.506981        18,341.7086
01/01/2018 to 12/31/2018        27.506981         25.822441        16,252.5001
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        14.910488         19.949964        37,760.9600
01/01/2010 to 12/31/2010        19.949964         22.046418        29,942.4191
01/01/2011 to 12/31/2011        22.046418         22.529533        29,759.8114
01/01/2012 to 12/31/2012        22.529533         24.889981        29,366.0221
01/01/2013 to 12/31/2013        24.889981         26.291177        25,388.1335
01/01/2014 to 12/31/2014        26.291177         26.961082        25,455.6251
01/01/2015 to 12/31/2015        26.961082         25.800857        20,482.9055
01/01/2016 to 04/29/2016        25.800857         26.515211             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        25.764960         26.605841         1,294.7409
01/01/2017 to 12/31/2017        26.605841         28.106982         1,291.0962
01/01/2018 to 12/31/2018        28.106982         26.415511            41.4526
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.653667         12.176080             0.0000
01/01/2011 to 12/31/2011        12.176080         12.323645         5,218.2568
01/01/2012 to 12/31/2012        12.323645         13.434935         6,704.2294
01/01/2013 to 12/31/2013        13.434935         13.328011         2,220.9754
01/01/2014 to 12/31/2014        13.328011         13.617237         1,324.7745
01/01/2015 to 12/31/2015        13.617237         13.126776         2,497.8248
01/01/2016 to 04/29/2016        13.126776         13.416955             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        14.530999         14.794839         3,452.4800
01/01/2010 to 12/31/2010        14.794839         15.267862             0.0000
01/01/2011 to 12/31/2011        15.267862         15.723043             0.0000
01/01/2012 to 12/31/2012        15.723043         15.847828        12,146.8613
01/01/2013 to 12/31/2013        15.847828         15.362624        13,097.6702
01/01/2014 to 12/31/2014        15.362624         15.411573        12,146.8613
01/01/2015 to 12/31/2015        15.411573         15.122496        12,986.4546
01/01/2016 to 12/31/2016        15.122496         14.944514        12,995.0839
01/01/2017 to 12/31/2017        14.944514         14.865229        13,063.5663
01/01/2018 to 12/31/2018        14.865229         14.641433        13,116.3100

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766         191,322.4983
01/01/2013 to 12/31/2013        10.532766         11.520955         126,651.6859
01/01/2014 to 12/31/2014        11.520955         12.171233         137,191.2366
01/01/2015 to 12/31/2015        12.171233         12.047422         112,423.4057
01/01/2016 to 12/31/2016        12.047422         12.282548          96,519.0506
01/01/2017 to 12/31/2017        12.282548         13.734327          92,195.1742
01/01/2018 to 12/31/2018        13.734327         12.573134          76,146.4795
--------------------------      ---------         ---------         ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.002006          8.911697       9,241,029.7600
01/01/2010 to 12/31/2010         8.911697          9.836852       9,191,817.8037
01/01/2011 to 12/31/2011         9.836852          9.475085       8,533,683.1425
01/01/2012 to 12/31/2012         9.475085         10.585364       8,015,915.1324
01/01/2013 to 12/31/2013        10.585364         12.347940       7,245,976.2053
01/01/2014 to 12/31/2014        12.347940         12.887037       6,826,414.6327
01/01/2015 to 12/31/2015        12.887037         12.593002       6,251,412.0102
01/01/2016 to 12/31/2016        12.593002         13.361005       5,872,770.2815
01/01/2017 to 12/31/2017        13.361005         15.366105       5,304,304.5593
01/01/2018 to 12/31/2018        15.366105         14.468900       4,657,734.4686
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.351043          8.377803       9,019,711.0400
01/01/2010 to 12/31/2010         8.377803          9.356566       8,649,578.7024
01/01/2011 to 12/31/2011         9.356566          8.772532       8,404,374.9105
01/01/2012 to 12/31/2012         8.772532         10.027496       7,986,387.0669
01/01/2013 to 12/31/2013        10.027496         12.346139       7,369,372.7487
01/01/2014 to 12/31/2014        12.346139         12.926295       6,904,718.7218
01/01/2015 to 12/31/2015        12.926295         12.624971       6,636,713.4455
01/01/2016 to 12/31/2016        12.624971         13.537668       6,317,396.4768
01/01/2017 to 12/31/2017        13.537668         16.167443       5,748,786.9842
01/01/2018 to 12/31/2018        16.167443         14.991551       5,336,808.3146
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.751733          7.861733       1,077,178.1000
01/01/2010 to 12/31/2010         7.861733          9.154919       1,075,342.4146
01/01/2011 to 12/31/2011         9.154919          8.595309       1,095,960.9899
01/01/2012 to 12/31/2012         8.595309          9.930956         907,219.8194
01/01/2013 to 12/31/2013         9.930956         12.684406         763,548.0161
01/01/2014 to 12/31/2014        12.684406         13.504638         761,451.6169
01/01/2015 to 12/31/2015        13.504638         14.153010         620,850.6639
01/01/2016 to 12/31/2016        14.153010         15.195759         578,018.7737
01/01/2017 to 12/31/2017        15.195759         19.128010         514,033.3823
01/01/2018 to 12/31/2018        19.128010         18.728781         435,359.5916
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.674799          9.320117      5,343,186.9400
01/01/2010 to 12/31/2010         9.320117         10.080914      5,388,673.0570
01/01/2011 to 12/31/2011        10.080914          9.940216      5,105,877.5472
01/01/2012 to 12/31/2012         9.940216         10.841879      4,471,714.5124
01/01/2013 to 12/31/2013        10.841879         12.112423      3,743,511.7472
01/01/2014 to 12/31/2014        12.112423         12.646648      3,453,208.1123
01/01/2015 to 12/31/2015        12.646648         12.355551      3,065,604.5274
01/01/2016 to 12/31/2016        12.355551         13.012197      2,864,157.1815
01/01/2017 to 12/31/2017        13.012197         14.466527      2,609,198.6488
01/01/2018 to 12/31/2018        14.466527         13.749483      2,385,586.4460
--------------------------      ---------         ---------      --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583        232,044.9082
01/01/2013 to 12/31/2013        11.521583         10.954170        309,379.2254
01/01/2014 to 12/31/2014        10.954170         11.211254        274,404.9618
01/01/2015 to 12/31/2015        11.211254          9.977033        180,567.6355
01/01/2016 to 12/31/2016         9.977033         10.698538        152,873.4182
01/01/2017 to 12/31/2017        10.698538         11.561296         85,773.8475
01/01/2018 to 12/31/2018        11.561296         10.654507         78,800.4403
--------------------------      ---------         ---------      --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698        267,552.7769
01/01/2013 to 12/31/2013        10.262698         11.140953        458,662.1924
01/01/2014 to 12/31/2014        11.140953         11.612740        464,032.2186
01/01/2015 to 12/31/2015        11.612740         11.415986        451,158.8309
01/01/2016 to 12/31/2016        11.415986         11.732651        372,458.7321
01/01/2017 to 12/31/2017        11.732651         13.083641        361,065.4104
01/01/2018 to 12/31/2018        13.083641         11.949881        317,072.0749
--------------------------      ---------         ---------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.270938         17.709663        133,734.8400
01/01/2010 to 12/31/2010        17.709663         20.177578        150,284.4309
01/01/2011 to 12/31/2011        20.177578         20.323542        146,295.0553
01/01/2012 to 12/31/2012        20.323542         23.307882        133,217.6576
01/01/2013 to 12/31/2013        23.307882         25.078819         97,604.6617
01/01/2014 to 12/31/2014        25.078819         25.494051         96,968.5116
01/01/2015 to 12/31/2015        25.494051         24.073973         79,791.9698
01/01/2016 to 12/31/2016        24.073973         27.003572         68,499.6818
01/01/2017 to 12/31/2017        27.003572         28.638306         60,396.2284
01/01/2018 to 12/31/2018        28.638306         27.371492         58,050.6926
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.658055          9.996887        953,634.3200
01/01/2010 to 12/31/2010         9.996887         11.461735        932,055.6363
01/01/2011 to 12/31/2011        11.461735         10.628642        847,148.4606
01/01/2012 to 12/31/2012        10.628642         12.210162        716,789.3567
01/01/2013 to 12/31/2013        12.210162         15.562098        752,877.0428
01/01/2014 to 12/31/2014        15.562098         16.094408        701,445.1736
01/01/2015 to 12/31/2015        16.094408         15.520856        676,281.5066
01/01/2016 to 12/31/2016        15.520856         16.645894        545,523.9910
01/01/2017 to 12/31/2017        16.645894         20.139654        485,141.0285
01/01/2018 to 12/31/2018        20.139654         17.823455        461,061.9391
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.981038         10.430094       131,256.9638
01/01/2013 to 12/31/2013        10.430094         11.738718       247,442.7205
01/01/2014 to 12/31/2014        11.738718         12.667006       329,111.5291
01/01/2015 to 12/31/2015        12.667006         11.956388       383,192.0103
01/01/2016 to 12/31/2016        11.956388         12.750893       355,228.4157
01/01/2017 to 12/31/2017        12.750893         14.849650       297,294.5328
01/01/2018 to 12/31/2018        14.849650         13.536803       278,959.7526
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.903543         14.813199       447,863.6600
01/01/2010 to 12/31/2010        14.813199         17.478914       403,638.8587
01/01/2011 to 12/31/2011        17.478914         15.656440       356,308.8574
01/01/2012 to 12/31/2012        15.656440         18.177905       317,076.1095
01/01/2013 to 12/31/2013        18.177905         23.694123       272,955.9246
01/01/2014 to 12/31/2014        23.694123         23.718022       242,972.6399
01/01/2015 to 12/31/2015        23.718022         22.079104       208,027.8788
01/01/2016 to 12/31/2016        22.079104         28.520132       184,425.8354
01/01/2017 to 12/31/2017        28.520132         31.352531       164,448.4701
01/01/2018 to 12/31/2018        31.352531         26.152137       161,693.6330
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.156400         10.236000       394,869.9100
01/01/2010 to 12/31/2010        10.236000         12.456715       411,331.9877
01/01/2011 to 12/31/2011        12.456715          9.966333       394,659.3244
01/01/2012 to 12/31/2012         9.966333         11.660563       385,623.6213
01/01/2013 to 12/31/2013        11.660563         10.903862       413,869.4981
01/01/2014 to 12/31/2014        10.903862         10.031008       419,063.0345
01/01/2015 to 12/31/2015        10.031008          8.508161       365,142.5381
01/01/2016 to 12/31/2016         8.508161          9.336201       320,138.2559
01/01/2017 to 12/31/2017         9.336201         11.791357       278,658.6119
01/01/2018 to 12/31/2018        11.791357          9.957627       281,303.1876
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997808         10.208891         7,952.1719
01/01/2011 to 12/31/2011        10.208891         10.248932        23,730.8709
01/01/2012 to 12/31/2012        10.248932         10.824756        22,356.2117
01/01/2013 to 12/31/2013        10.824756         11.061605        39,754.4850
01/01/2014 to 12/31/2014        11.061605         10.966157        27,401.1377
01/01/2015 to 12/31/2015        10.966157         10.701976        20,267.5843
01/01/2016 to 12/31/2016        10.701976         11.508315        21,531.3156
01/01/2017 to 12/31/2017        11.508315         11.742641        21,521.8359
01/01/2018 to 12/31/2018        11.742641         11.591122        19,425.9997
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987809          9.753794        85,644.3522
01/01/2012 to 12/31/2012         9.753794         10.020301        87,253.8509
01/01/2013 to 12/31/2013        10.020301          9.975715       286,093.3804
01/01/2014 to 12/31/2014         9.975715          9.921220       302,346.5564
01/01/2015 to 12/31/2015         9.921220          9.702965       255,068.7874
01/01/2016 to 12/31/2016         9.702965          9.848164       247,222.4805
01/01/2017 to 12/31/2017         9.848164          9.821338       248,744.9919
01/01/2018 to 12/31/2018         9.821338          9.706790       243,386.9070
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.998247         10.882555       10,402.2500
01/01/2010 to 12/31/2010         10.882555         12.160270       50,282.8310
01/01/2011 to 12/31/2011         12.160270         11.928070       61,716.8849
01/01/2012 to 12/31/2012         11.928070         13.414839       62,894.1591
01/01/2013 to 12/31/2013         13.414839         13.338870       46,708.6293
01/01/2014 to 12/31/2014         13.338870         13.276865       34,341.4463
01/01/2015 to 12/31/2015         13.276865         12.522582       29,117.5849
01/01/2016 to 12/31/2016         12.522582         12.431603       30,350.0654
01/01/2017 to 12/31/2017         12.431603         12.251928       30,284.2814
01/01/2018 to 12/31/2018         12.251928         12.177368       24,275.4872
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.288287         12.315905      131,815.8800
01/01/2010 to 12/31/2010         12.315905         14.072750      115,045.0683
01/01/2011 to 12/31/2011         14.072750         13.076104      111,591.5739
01/01/2012 to 12/31/2012         13.076104         16.211779      103,570.7158
01/01/2013 to 12/31/2013         16.211779         16.520134      112,451.2703
01/01/2014 to 12/31/2014         16.520134         18.414936      108,433.1983
01/01/2015 to 12/31/2015         18.414936         17.868635       95,650.1962
01/01/2016 to 12/31/2016         17.868635         17.738721       92,846.8106
01/01/2017 to 12/31/2017         17.738721         19.333840       83,859.6306
01/01/2018 to 12/31/2018         19.333840         17.380355       78,345.3371
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.667622          6.107641      268,024.4000
01/01/2010 to 12/31/2010          6.107641          7.440526      259,717.3848
01/01/2011 to 12/31/2011          7.440526          7.560468      314,242.3619
01/01/2012 to 12/31/2012          7.560468          8.816804      341,270.6064
01/01/2013 to 12/31/2013          8.816804         12.633734      350,693.9569
01/01/2014 to 12/31/2014         12.633734         14.782210      373,497.5015
01/01/2015 to 12/31/2015         14.782210         13.960351      327,871.0174
01/01/2016 to 12/31/2016         13.960351         14.107032      264,018.4485
01/01/2017 to 12/31/2017         14.107032         16.439507      194,245.2105
01/01/2018 to 12/31/2018         16.439507         15.035283      175,824.8190
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850        2,041.5901
01/01/2011 to 12/31/2011        146.788850        133.563610        3,604.3520
01/01/2012 to 12/31/2012        133.563610        161.026092        3,307.8436
01/01/2013 to 12/31/2013        161.026092        204.087712        3,889.1111
01/01/2014 to 04/25/2014        204.087712        212.384108            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.607445          6.255989      115,603.3900
01/01/2010 to 12/31/2010          6.255989          6.608321      121,696.8098
01/01/2011 to 04/29/2011          6.608321          7.022114            0.0000
--------------------------      ----------        ----------      ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         10.750877         10.902463       32,676.1332
01/01/2013 to 12/31/2013         10.902463         10.244493        2,097.5290
01/01/2014 to 12/31/2014         10.244493         10.843739       10,335.7159
01/01/2015 to 12/31/2015         10.843739         10.717518        7,290.6239
01/01/2016 to 12/31/2016         10.717518         10.686344       10,725.0009
01/01/2017 to 12/31/2017         10.686344         10.790616       11,101.8083
01/01/2018 to 12/31/2018         10.790616         10.611515       11,936.0068
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.237068         17.147896         491,608.4400
01/01/2010 to 12/31/2010        17.147896         19.646879         438,641.1749
01/01/2011 to 12/31/2011        19.646879         16.579144         421,965.9012
01/01/2012 to 12/31/2012        16.579144         21.087207         365,566.1644
01/01/2013 to 12/31/2013        21.087207         27.080001         375,991.8353
01/01/2014 to 12/31/2014        27.080001         25.107104         354,484.8142
01/01/2015 to 12/31/2015        25.107104         23.591232         324,334.9315
01/01/2016 to 12/31/2016        23.591232         25.115377         302,526.0294
01/01/2017 to 12/31/2017        25.115377         32.239119         251,823.1036
01/01/2018 to 12/31/2018        32.239119         24.119180         258,355.6850
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       2,369,752.1127
01/01/2013 to 12/31/2013         1.046550          1.049106       3,962,994.3093
01/01/2014 to 12/31/2014         1.049106          1.090072       3,856,801.1053
01/01/2015 to 12/31/2015         1.090072          1.027660       2,924,673.9700
01/01/2016 to 12/31/2016         1.027660          1.129845       2,699,188.9462
01/01/2017 to 12/31/2017         1.129845          1.223161       1,894,039.1330
01/01/2018 to 12/31/2018         1.223161          1.126185       1,798,542.2614
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.230874          9.008179         214,665.0600
01/01/2010 to 12/31/2010         9.008179         10.184113         182,449.3113
01/01/2011 to 12/31/2011        10.184113          9.876117         195,192.7305
01/01/2012 to 12/31/2012         9.876117         11.518581         238,037.7193
01/01/2013 to 12/31/2013        11.518581         15.347858         215,742.1663
01/01/2014 to 12/31/2014        15.347858         16.510796         129,384.4302
01/01/2015 to 12/31/2015        16.510796         15.278501         121,229.1042
01/01/2016 to 12/31/2016        15.278501         17.636921         103,661.0187
01/01/2017 to 12/31/2017        17.636921         20.485749          94,929.3011
01/01/2018 to 12/31/2018        20.485749         17.708449          96,833.6857
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.576584         12.611958         197,078.9500
01/01/2010 to 12/31/2010        12.611958         15.661715         164,748.2169
01/01/2011 to 12/31/2011        15.661715         15.246982         159,545.6826
01/01/2012 to 12/31/2012        15.246982         17.739074         148,507.0523
01/01/2013 to 12/31/2013        17.739074         24.471397         136,285.9599
01/01/2014 to 12/31/2014        24.471397         25.988140         121,193.9251
01/01/2015 to 12/31/2015        25.988140         25.138346         106,882.1037
01/01/2016 to 12/31/2016        25.138346         27.568205          96,516.1551
01/01/2017 to 12/31/2017        27.568205         34.004978          85,466.1317
01/01/2018 to 12/31/2018        34.004978         30.434608          77,946.6968
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513         480,142.6656
01/01/2014 to 12/31/2014        10.564513         10.926236         483,514.4278
01/01/2015 to 12/31/2015        10.926236         10.804739         381,603.6297
01/01/2016 to 12/31/2016        10.804739         10.870355         406,579.7621
01/01/2017 to 12/31/2017        10.870355         11.052567         448,278.8860
01/01/2018 to 12/31/2018        11.052567         10.878523         384,188.1340
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.940063          9.864681         898,050.7200
01/01/2010 to 12/31/2010         9.864681         10.300392         890,395.0257
01/01/2011 to 12/31/2011        10.300392         10.724159         745,350.8484
01/01/2012 to 12/31/2012        10.724159         11.071850         664,172.4779
01/01/2013 to 04/26/2013        11.071850         11.043124               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594         329,296.4136
01/01/2013 to 12/31/2013         1.048594          1.145329         646,869.8046
01/01/2014 to 12/31/2014         1.145329          1.205777         680,957.7832
01/01/2015 to 12/31/2015         1.205777          1.197250       1,313,496.6612
01/01/2016 to 12/31/2016         1.197250          1.212451       1,232,996.4092
01/01/2017 to 12/31/2017         1.212451          1.392023       1,371,412.8349
01/01/2018 to 12/31/2018         1.392023          1.271347       1,425,233.0564
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996823          1.038973          70,720.7655
01/01/2015 to 12/31/2015         1.038973          1.012423          96,576.2268
01/01/2016 to 12/31/2016         1.012423          1.016230          93,023.3685
01/01/2017 to 12/31/2017         1.016230          1.155048          88,987.6256
01/01/2018 to 04/30/2018         1.155048          1.125675               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.765170         10.761189         313,946.4200
01/01/2010 to 12/31/2010        10.761189         12.921756         307,693.6401
01/01/2011 to 12/31/2011        12.921756         12.528496         285,681.6047
01/01/2012 to 12/31/2012        12.528496         14.416084         388,504.1250
01/01/2013 to 12/31/2013        14.416084         16.617317         355,258.6999
01/01/2014 to 12/31/2014        16.617317         16.920561         361,536.2511
01/01/2015 to 12/31/2015        16.920561         16.856421         310,099.2809
01/01/2016 to 12/31/2016        16.856421         17.381346         270,330.7243
01/01/2017 to 12/31/2017        17.381346         21.035397         270,296.6857
01/01/2018 to 12/31/2018        21.035397         19.584392         266,919.0668
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869               0.0000
01/01/2014 to 12/31/2014        11.263869         12.111669          17,687.1967
01/01/2015 to 12/31/2015        12.111669         11.774980          55,844.2843
01/01/2016 to 12/31/2016        11.774980         12.093488          48,733.0101
01/01/2017 to 12/31/2017        12.093488         13.752054          70,529.6079
01/01/2018 to 12/31/2018        13.752054         12.560227          42,950.5265
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.064027         13.030672         405,139.3400
01/01/2010 to 12/31/2010        13.030672         14.286492         361,024.7350
01/01/2011 to 12/31/2011        14.286492         12.553706         323,547.9357
01/01/2012 to 12/31/2012        12.553706         14.417451         298,150.4957
01/01/2013 to 12/31/2013        14.417451         16.921007         262,195.1650
01/01/2014 to 12/31/2014        16.921007         15.495135         234,849.9721
01/01/2015 to 12/31/2015        15.495135         14.978675         172,763.6463
01/01/2016 to 12/31/2016        14.978675         14.611887         170,935.1529
01/01/2017 to 12/31/2017        14.611887         18.429475         159,051.1801
01/01/2018 to 12/31/2018        18.429475         15.597047         149,555.2624
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159               0.0000
01/01/2015 to 12/31/2015         1.034159          0.962001               0.0000
01/01/2016 to 12/31/2016         0.962001          1.052040         238,981.2262
01/01/2017 to 12/31/2017         1.052040          1.165823         228,544.8963
01/01/2018 to 12/31/2018         1.165823          1.060121         212,359.8697
--------------------------       --------          --------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.011145         12.792237       1,278,268.0700
01/01/2010 to 12/31/2010        12.792237         13.566288       1,363,997.1733
01/01/2011 to 12/31/2011        13.566288         14.839021       1,263,497.7086
01/01/2012 to 12/31/2012        14.839021         15.935720       1,152,555.0873
01/01/2013 to 12/31/2013        15.935720         14.228159         891,374.7313
01/01/2014 to 12/31/2014        14.228159         14.407427         720,707.8049
01/01/2015 to 12/31/2015        14.407427         13.737772         647,800.4757
01/01/2016 to 12/31/2016        13.737772         14.193534         594,374.5421
01/01/2017 to 12/31/2017        14.193534         14.453257         580,683.5622
01/01/2018 to 12/31/2018        14.453257         13.879957         493,518.7663
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        13.045741         15.153372       2,024,883.8200
01/01/2010 to 12/31/2010        15.153372         16.131354       2,087,639.8273
01/01/2011 to 12/31/2011        16.131354         16.379191       1,880,812.5800
01/01/2012 to 12/31/2012        16.379191         17.612171       1,854,755.8132
01/01/2013 to 12/31/2013        17.612171         17.000630       1,524,795.7781
01/01/2014 to 12/31/2014        17.000630         17.432118       1,291,892.3093
01/01/2015 to 12/31/2015        17.432118         17.156288       1,139,563.5939
01/01/2016 to 12/31/2016        17.156288         17.324603       1,060,417.3739
01/01/2017 to 12/31/2017        17.324603         17.817737       1,054,723.2985
01/01/2018 to 12/31/2018        17.817737         17.493087         982,419.4251
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134          38,180.1226
01/01/2014 to 12/31/2014        10.738134         11.480851          45,148.7209
01/01/2015 to 12/31/2015        11.480851         11.157230          44,370.6687
01/01/2016 to 12/31/2016        11.157230         11.481478          40,741.1915
01/01/2017 to 12/31/2017        11.481478         13.160991          21,338.7211
01/01/2018 to 04/30/2018        13.160991         12.579190               0.0000
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681         231,223.5383
01/01/2013 to 12/31/2013         1.066681          1.155891         570,494.0437
01/01/2014 to 12/31/2014         1.155891          1.225580         665,647.1213
01/01/2015 to 12/31/2015         1.225580          1.195524         659,882.6044
01/01/2016 to 12/31/2016         1.195524          1.243060         562,186.3799
01/01/2017 to 12/31/2017         1.243060          1.398277         698,910.4060
01/01/2018 to 12/31/2018         1.398277          1.246292         524,694.3149
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.515568         10.466056       590,011.9800
01/01/2010 to 12/31/2010        10.466056         11.560613       802,840.1111
01/01/2011 to 12/31/2011        11.560613         11.498218       860,927.0403
01/01/2012 to 12/31/2012        11.498218         12.768225       783,604.8569
01/01/2013 to 12/31/2013        12.768225         14.190487       717,684.9930
01/01/2014 to 12/31/2014        14.190487         14.776889       630,724.3649
01/01/2015 to 12/31/2015        14.776889         14.256839       507,566.2146
01/01/2016 to 12/31/2016        14.256839         14.842093       472,592.1095
01/01/2017 to 12/31/2017        14.842093         16.923820       440,653.4297
01/01/2018 to 12/31/2018        16.923820         15.567926       414,621.3959
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.807073          9.918888       460,977.9800
01/01/2010 to 12/31/2010         9.918888         11.143167       684,659.9620
01/01/2011 to 12/31/2011        11.143167         10.733165       772,968.6540
01/01/2012 to 12/31/2012        10.733165         12.149667       684,976.0389
01/01/2013 to 12/31/2013        12.149667         14.117733       617,419.7824
01/01/2014 to 12/31/2014        14.117733         14.640983       669,771.2870
01/01/2015 to 12/31/2015        14.640983         14.075594       523,953.4852
01/01/2016 to 12/31/2016        14.075594         14.805146       500,564.4308
01/01/2017 to 12/31/2017        14.805146         17.431987       463,407.2869
01/01/2018 to 12/31/2018        17.431987         15.653310       438,117.2274
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        35.979786         41.921405       203,292.6700
01/01/2010 to 12/31/2010        41.921405         48.277737       172,789.7882
01/01/2011 to 12/31/2011        48.277737         45.607572       158,727.6366
01/01/2012 to 12/31/2012        45.607572         52.948759       142,367.8267
01/01/2013 to 12/31/2013        52.948759         69.708565       124,739.9969
01/01/2014 to 12/31/2014        69.708565         77.712882        99,184.8204
01/01/2015 to 12/31/2015        77.712882         73.736832        92,579.7306
01/01/2016 to 12/31/2016        73.736832         84.136378        89,711.6901
01/01/2017 to 12/31/2017        84.136378         96.838777        76,901.8123
01/01/2018 to 12/31/2018        96.838777         86.565567        72,199.3871
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.737228          8.213605       741,087.3900
01/01/2010 to 12/31/2010         8.213605         10.321049       662,094.7830
01/01/2011 to 12/31/2011        10.321049          9.990196       589,261.1994
01/01/2012 to 12/31/2012         9.990196         11.175965       523,493.9362
01/01/2013 to 12/31/2013        11.175965         15.021807       471,135.3739
01/01/2014 to 12/31/2014        15.021807         16.671898       438,839.4854
01/01/2015 to 12/31/2015        16.671898         17.502220       351,087.4130
01/01/2016 to 12/31/2016        17.502220         18.295040       323,270.3252
01/01/2017 to 12/31/2017        18.295040         22.460657       284,015.6913
01/01/2018 to 12/31/2018        22.460657         21.617822       257,267.0516
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        16.220126         20.198268         143,337.5800
01/01/2010 to 12/31/2010        20.198268         24.952252         135,607.8180
01/01/2011 to 12/31/2011        24.952252         23.648823         123,899.6146
01/01/2012 to 12/31/2012        23.648823         26.691850         121,312.0398
01/01/2013 to 12/31/2013        26.691850         34.228939          88,721.8734
01/01/2014 to 12/31/2014        34.228939         36.934034          81,935.8202
01/01/2015 to 12/31/2015        36.934034         33.083227          77,112.4929
01/01/2016 to 12/31/2016        33.083227         37.605994          71,404.3255
01/01/2017 to 12/31/2017        37.605994         40.517502          69,007.2898
01/01/2018 to 12/31/2018        40.517502         35.825051          60,943.9911
--------------------------      ---------         ---------         ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.621978         12.528083         190,337.0300
01/01/2010 to 12/31/2010        12.528083         15.317038         158,709.4140
01/01/2011 to 12/31/2011        15.317038         14.125705         128,375.9092
01/01/2012 to 12/31/2012        14.125705         16.418830         116,221.2616
01/01/2013 to 12/31/2013        16.418830         21.434056         106,913.4030
01/01/2014 to 12/31/2014        21.434056         23.884333          83,879.9386
01/01/2015 to 12/31/2015        23.884333         21.361815          68,267.1225
01/01/2016 to 12/31/2016        21.361815         23.794257          60,661.0833
01/01/2017 to 12/31/2017        23.794257         25.944391          51,212.2012
01/01/2018 to 12/31/2018        25.944391         22.137023          46,085.4585
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979         525,763.9253
01/01/2014 to 12/31/2014         9.933979          9.449439         517,578.0053
01/01/2015 to 12/31/2015         9.449439          9.097637         481,803.7628
01/01/2016 to 12/31/2016         9.097637          9.405442         449,236.1150
01/01/2017 to 12/31/2017         9.405442         12.486203         361,300.4032
01/01/2018 to 12/31/2018        12.486203         10.174561         360,783.7447
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.046592          8.483058         764,891.8100
01/01/2010 to 12/31/2010         8.483058          8.923930         707,873.5558
01/01/2011 to 12/31/2011         8.923930          7.527931         663,835.9042
01/01/2012 to 12/31/2012         7.527931          8.699940         583,178.8331
01/01/2013 to 04/26/2013         8.699940          9.017323               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.729941         10.586364       2,023,968.6400
01/01/2010 to 12/31/2010        10.586364         10.418325       1,501,868.6819
01/01/2011 to 12/31/2011        10.418325         10.253403       1,602,794.4528
01/01/2012 to 12/31/2012        10.253403         10.089764       1,450,320.5138
01/01/2013 to 12/31/2013        10.089764          9.929608       1,585,782.0072
01/01/2014 to 12/31/2014         9.929608          9.771994       1,509,614.7164
01/01/2015 to 12/31/2015         9.771994          9.616882       1,365,868.6703
01/01/2016 to 12/31/2016         9.616882          9.474845       1,210,666.3032
01/01/2017 to 12/31/2017         9.474845          9.384038       1,019,460.2083
01/01/2018 to 12/31/2018         9.384038          9.377309         897,759.0687
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.698319      13.950796             115,783.5097
01/01/2015 to 12/31/2015        13.950796      13.648964              85,323.9795
01/01/2016 to 12/31/2016        13.648964      14.040820             163,793.3779
01/01/2017 to 12/31/2017        14.040820      14.776512             178,675.9865
01/01/2018 to 12/31/2018        14.776512      14.161020             224,515.7748
--------------------------      ---------      ---------             ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         9.043675      10.938981           4,067,866.1600
01/01/2010 to 12/31/2010        10.938981      11.939096           4,370,498.7801
01/01/2011 to 12/31/2011        11.939096      11.958591           4,189,134.7331
01/01/2012 to 12/31/2012        11.958591      13.051863           4,752,401.2437
01/01/2013 to 12/31/2013        13.051863      14.010940           3,820,510.1185
01/01/2014 to 04/25/2014        14.010940      14.117312                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.744835      10.851048           8,276,339.8100
01/01/2010 to 12/31/2010        10.851048      12.003012           8,013,002.7479
01/01/2011 to 12/31/2011        12.003012      11.799088           7,741,652.2586
01/01/2012 to 12/31/2012        11.799088      13.049943           6,984,652.7794
01/01/2013 to 12/31/2013        13.049943      14.669803           6,288,329.9313
01/01/2014 to 04/25/2014        14.669803      14.725478                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.292191      14.672253           9,015,968.0922
01/01/2015 to 12/31/2015        14.672253      14.284376           7,904,797.1888
01/01/2016 to 12/31/2016        14.284376      14.913452           7,074,836.2168
01/01/2017 to 12/31/2017        14.913452      16.239397           6,109,886.6843
01/01/2018 to 12/31/2018        16.239397      15.276927           5,217,709.6992
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.346747      10.541860          21,644,875.5600
01/01/2010 to 12/31/2010        10.541860      11.784043          20,159,247.7024
01/01/2011 to 12/31/2011        11.784043      11.399904          18,682,792.0813
01/01/2012 to 12/31/2012        11.399904      12.780853          17,332,446.1695
01/01/2013 to 12/31/2013        12.780853      15.020517          15,842,749.3353
01/01/2014 to 04/25/2014        15.020517      15.032150                   0.0000
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.697744      15.202924          14,805,602.9536
01/01/2015 to 12/31/2015        15.202924      14.771918          13,803,984.4400
01/01/2016 to 12/31/2016        14.771918      15.570381          12,658,289.6541
01/01/2017 to 12/31/2017        15.570381      17.581357          11,297,123.7319
01/01/2018 to 12/31/2018        17.581357      16.241134          10,200,713.1779
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.019935      10.268189          19,015,499.5900
01/01/2010 to 12/31/2010        10.268189      11.670563          18,125,112.4005
01/01/2011 to 12/31/2011        11.670563      11.040799          16,814,070.4147
01/01/2012 to 12/31/2012        11.040799      12.572620          16,034,184.7504
01/01/2013 to 12/31/2013        12.572620      15.579528          16,985,476.3888
01/01/2014 to 04/25/2014        15.579528      15.506799                   0.0000
--------------------------      ---------      ---------          ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.023948          8.886076        2,473,643.2300
01/01/2010 to 12/31/2010         8.886076          9.623600        2,609,344.5307
01/01/2011 to 12/31/2011         9.623600          9.304422        2,557,307.4329
01/01/2012 to 12/31/2012         9.304422         10.632302        2,220,148.5028
01/01/2013 to 04/26/2013        10.632302         11.438970                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.671265         15.263092       16,396,332.8574
01/01/2015 to 12/31/2015        15.263092         14.766037       15,391,655.3488
01/01/2016 to 12/31/2016        14.766037         15.714653       14,132,030.1427
01/01/2017 to 12/31/2017        15.714653         18.429430       12,961,901.5241
01/01/2018 to 12/31/2018        18.429430         16.664108       11,695,924.9248
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.704398         12.095358          261,209.3300
01/01/2010 to 12/31/2010        12.095358         13.660430          216,373.5206
01/01/2011 to 12/31/2011        13.660430         14.316621          195,324.9369
01/01/2012 to 12/31/2012        14.316621         15.719850          174,624.8563
01/01/2013 to 12/31/2013        15.719850         21.118530          206,320.9663
01/01/2014 to 12/31/2014        21.118530         21.131208          179,641.9367
01/01/2015 to 12/31/2015        21.131208         18.785869          144,610.4181
01/01/2016 to 12/31/2016        18.785869         22.675559          139,124.0033
01/01/2017 to 12/31/2017        22.675559         25.115015          124,025.3802
01/01/2018 to 12/31/2018        25.115015         21.398067          119,198.5962
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.132460         14.231178           15,451.6300
01/01/2010 to 12/31/2010        14.231178         17.169192           15,688.5208
01/01/2011 to 12/31/2011        17.169192         14.150930           16,194.2469
01/01/2012 to 12/31/2012        14.150930         16.418403           15,405.4116
01/01/2013 to 12/31/2013        16.418403         20.617768           23,577.3984
01/01/2014 to 12/31/2014        20.617768         18.932119           25,845.0321
01/01/2015 to 12/31/2015        18.932119         19.703879           25,956.3495
01/01/2016 to 12/31/2016        19.703879         20.520943           25,171.3041
01/01/2017 to 12/31/2017        20.520943         26.345304           15,938.0942
01/01/2018 to 12/31/2018        26.345304         20.593947           18,579.9907
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        22.348644         22.717309           17,512.1441
01/01/2017 to 12/31/2017        22.717309         26.563097           31,159.3867
01/01/2018 to 12/31/2018        26.563097         26.046865           31,097.8988
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675                0.0000
01/01/2010 to 12/31/2010        15.910675         18.152803            6,541.8132
01/01/2011 to 12/31/2011        18.152803         16.994843            2,202.4542
01/01/2012 to 12/31/2012        16.994843         18.459187            4,373.5910
01/01/2013 to 12/31/2013        18.459187         24.109085           12,324.7558
01/01/2014 to 12/31/2014        24.109085         26.320086            9,720.3395
01/01/2015 to 12/31/2015        26.320086         25.837392            9,712.9098
01/01/2016 to 04/29/2016        25.837392         25.981652                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.873076         11.511510      1,265,180.3900
01/01/2010 to 12/31/2010        11.511510         12.667599      1,132,850.1142
01/01/2011 to 12/31/2011        12.667599         11.945921      1,109,967.2411
01/01/2012 to 12/31/2012        11.945921         13.248456        960,981.7607
01/01/2013 to 12/31/2013        13.248456         17.409738        912,045.4309
01/01/2014 to 12/31/2014        17.409738         18.923249        721,485.3257
01/01/2015 to 12/31/2015        18.923249         19.044988        581,308.7163
01/01/2016 to 12/31/2016        19.044988         20.083227        519,152.4708
01/01/2017 to 12/31/2017        20.083227         23.504930        455,869.1651
01/01/2018 to 12/31/2018        23.504930         23.072132        380,654.4329
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771         92,690.1524
01/01/2014 to 12/31/2014        17.563771         19.164892         80,369.8071
01/01/2015 to 12/31/2015        19.164892         19.351862         66,995.7170
01/01/2016 to 12/31/2016        19.351862         20.026964         60,935.3407
01/01/2017 to 12/31/2017        20.026964         24.624744         49,085.6586
01/01/2018 to 12/31/2018        24.624744         22.801743         46,807.5320
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.893597         11.432244        171,557.6200
01/01/2010 to 12/31/2010        11.432244         14.307007        123,011.2352
01/01/2011 to 12/31/2011        14.307007         13.029205        115,323.8410
01/01/2012 to 12/31/2012        13.029205         13.593123        106,998.9324
01/01/2013 to 04/26/2013        13.593123         14.658279              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.059753         11.069917        438,301.9600
01/01/2010 to 12/31/2010        11.069917         12.126850        411,086.8915
01/01/2011 to 12/31/2011        12.126850         11.961220        330,681.2756
01/01/2012 to 12/31/2012        11.961220         13.601550        469,918.0235
01/01/2013 to 12/31/2013        13.601550         18.302575        440,973.3259
01/01/2014 to 12/31/2014        18.302575         19.586920        390,349.4705
01/01/2015 to 12/31/2015        19.586920         21.307636        317,928.7432
01/01/2016 to 12/31/2016        21.307636         20.942211        284,429.5706
01/01/2017 to 12/31/2017        20.942211         28.234472        236,976.3920
01/01/2018 to 12/31/2018        28.234472         27.815447        208,892.8437
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.715558          6.932672        166,719.7500
01/01/2010 to 12/31/2010         6.932672          7.872314        129,247.0632
01/01/2011 to 12/31/2011         7.872314          7.450121        159,186.2622
01/01/2012 to 12/31/2012         7.450121          8.260356         63,730.0444
01/01/2013 to 04/26/2013         8.260356          8.871479              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.438802          7.691650        430,461.7400
01/01/2010 to 12/31/2010         7.691650          8.280910        346,728.3459
01/01/2011 to 12/31/2011         8.280910          8.037222        298,418.1038
01/01/2012 to 04/27/2012         8.037222          9.035962              0.0000
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.117727      14.593884           27,717.8300
01/01/2010 to 12/31/2010        14.593884      15.173825           28,558.3036
01/01/2011 to 12/31/2011        15.173825      16.001403           33,414.1832
01/01/2012 to 12/31/2012        16.001403      16.310287           40,935.1541
01/01/2013 to 12/31/2013        16.310287      15.638812           32,380.1526
01/01/2014 to 12/31/2014        15.638812      16.230879           26,938.7434
01/01/2015 to 12/31/2015        16.230879      15.964250           38,603.3312
01/01/2016 to 12/31/2016        15.964250      16.038659           60,346.2193
01/01/2017 to 12/31/2017        16.038659      16.248460           59,428.9402
01/01/2018 to 12/31/2018        16.248460      15.910625           48,221.1590
--------------------------      ---------      ---------           -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608      13.552069           12,612.7000
01/01/2010 to 12/31/2010        13.552069      16.793842            7,291.7703
01/01/2011 to 12/31/2011        16.793842      16.157675           13,953.8392
01/01/2012 to 12/31/2012        16.157675      18.645282           24,403.1756
01/01/2013 to 12/31/2013        18.645282      24.359398           31,100.5660
01/01/2014 to 12/31/2014        24.359398      26.181194           39,343.1136
01/01/2015 to 12/31/2015        26.181194      25.075747           48,480.7875
01/01/2016 to 12/31/2016        25.075747      29.633721           45,046.0201
01/01/2017 to 12/31/2017        29.633721      33.715240           56,761.5715
01/01/2018 to 12/31/2018        33.715240      29.340250           51,086.7200
--------------------------      ---------      ---------           -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620      11.629649           15,741.6600
01/01/2010 to 12/31/2010        11.629649      12.333790           17,014.4042
01/01/2011 to 12/31/2011        12.333790      10.602515            9,084.4016
01/01/2012 to 12/31/2012        10.602515      12.305116            9,563.5923
01/01/2013 to 12/31/2013        12.305116      14.705830           20,196.1462
01/01/2014 to 12/31/2014        14.705830      13.556208           48,763.4931
01/01/2015 to 12/31/2015        13.556208      13.166143           81,976.1570
01/01/2016 to 12/31/2016        13.166143      13.082675           80,610.5806
01/01/2017 to 12/31/2017        13.082675      16.035829           87,735.3597
01/01/2018 to 12/31/2018        16.035829      13.551212           87,979.7176
--------------------------      ---------      ---------           -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841      13.769524            8,138.1900
01/01/2010 to 12/31/2010        13.769524      17.148383            1,874.8261
01/01/2011 to 12/31/2011        17.148383      16.146327           12,300.4348
01/01/2012 to 12/31/2012        16.146327      18.422276           12,162.7227
01/01/2013 to 12/31/2013        18.422276      25.041316           25,716.1579
01/01/2014 to 12/31/2014        25.041316      25.809501           32,895.6284
01/01/2015 to 12/31/2015        25.809501      24.247567           34,766.7377
01/01/2016 to 12/31/2016        24.247567      28.856113           36,516.6866
01/01/2017 to 12/31/2017        28.856113      32.460147           47,295.6624
01/01/2018 to 12/31/2018        32.460147      28.362526           40,492.0039
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.414024         10.426819       270,690.6300
01/01/2010 to 12/31/2010        10.426819         11.748324       267,014.9565
01/01/2011 to 12/31/2011        11.748324         11.751302       282,649.7718
01/01/2012 to 12/31/2012        11.751302         13.347990       281,521.5604
01/01/2013 to 12/31/2013        13.347990         17.300179       327,502.7972
01/01/2014 to 12/31/2014        17.300179         19.255728       359,434.5459
01/01/2015 to 12/31/2015        19.255728         19.123163       312,650.5837
01/01/2016 to 12/31/2016        19.123163         20.961805       313,085.5197
01/01/2017 to 12/31/2017        20.961805         25.010210       319,803.7030
01/01/2018 to 12/31/2018        25.010210         23.422030       295,384.0909
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       228,026.1743
01/01/2014 to 12/31/2014        21.408098         23.293524       205,181.5661
01/01/2015 to 12/31/2015        23.293524         22.840233       162,251.7878
01/01/2016 to 12/31/2016        22.840233         25.646065       149,742.1524
01/01/2017 to 12/31/2017        25.646065         29.677927       136,626.0215
01/01/2018 to 12/31/2018        29.677927         26.213290       130,584.0586
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.591041          8.100526       606,327.8600
01/01/2010 to 12/31/2010         8.100526          8.850782       620,363.6578
01/01/2011 to 12/31/2011         8.850782          8.662946       595,951.6049
01/01/2012 to 12/31/2012         8.662946          9.711073       537,657.6449
01/01/2013 to 04/26/2013         9.711073         10.630851             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.179191         20.176973       108,377.4081
01/01/2014 to 12/31/2014        20.176973         19.797033        94,218.6046
01/01/2015 to 12/31/2015        19.797033         19.556829        84,149.0441
01/01/2016 to 12/31/2016        19.556829         22.786677        76,423.0859
01/01/2017 to 12/31/2017        22.786677         25.899379        67,139.3017
01/01/2018 to 12/31/2018        25.899379         23.705606        58,511.5988
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.433749         12.696966       148,947.8700
01/01/2010 to 12/31/2010        12.696966         15.351926       136,161.6882
01/01/2011 to 12/31/2011        15.351926         14.311582       143,218.4122
01/01/2012 to 12/31/2012        14.311582         14.827643       127,931.9868
01/01/2013 to 04/26/2013        14.827643         16.067029             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.004515          8.832540       345,202.7821
01/01/2014 to 12/31/2014         8.832540          9.459526       353,078.1149
01/01/2015 to 12/31/2015         9.459526         10.288041       302,594.0331
01/01/2016 to 12/31/2016        10.288041         10.279831       282,510.7106
01/01/2017 to 12/31/2017        10.279831         13.504012       254,483.3159
01/01/2018 to 12/31/2018        13.504012         13.135104       233,571.2716
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.466669          5.423684       191,746.2100
01/01/2010 to 12/31/2010         5.423684          6.815663       204,702.5014
01/01/2011 to 12/31/2011         6.815663          6.043953       184,072.7008
01/01/2012 to 12/31/2012         6.043953          6.668266       163,015.7639
01/01/2013 to 04/26/2013         6.668266          6.968715             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537         5,222.5200
01/01/2010 to 12/31/2010        14.752537         18.732453        43,115.4499
01/01/2011 to 12/31/2011        18.732453         15.361565        65,783.5895
01/01/2012 to 12/31/2012        15.361565         15.506197        61,713.0192
01/01/2013 to 12/31/2013        15.506197         16.901273        39,402.7459
01/01/2014 to 12/31/2014        16.901273         13.501963        42,908.4450
01/01/2015 to 12/31/2015        13.501963          8.934732        38,838.7451
01/01/2016 to 12/31/2016         8.934732         12.638993        27,888.4481
01/01/2017 to 12/31/2017        12.638993         12.346767        26,780.1248
01/01/2018 to 12/31/2018        12.346767          8.644100        27,858.9483
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       123,600.1684
01/01/2017 to 12/31/2017        29.758273         31.610434       117,830.4459
01/01/2018 to 12/31/2018        31.610434         29.854206       112,785.1492
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        15.426805         20.764874       318,056.5400
01/01/2010 to 12/31/2010        20.764874         23.084982       271,163.3403
01/01/2011 to 12/31/2011        23.084982         23.732450       233,488.4675
01/01/2012 to 12/31/2012        23.732450         26.377521       214,421.6133
01/01/2013 to 12/31/2013        26.377521         28.030120       169,516.5109
01/01/2014 to 12/31/2014        28.030120         28.917307       152,043.0945
01/01/2015 to 12/31/2015        28.917307         27.839496       136,501.6504
01/01/2016 to 04/29/2016        27.839496         28.666781             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        29.315106         30.392485        32,193.7553
01/01/2017 to 12/31/2017        30.392485         32.299917        31,288.3512
01/01/2018 to 12/31/2018        32.299917         30.539851        28,462.2301
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.776604         12.353553        38,150.5395
01/01/2011 to 12/31/2011        12.353553         12.578305       161,695.9862
01/01/2012 to 12/31/2012        12.578305         13.795504        75,728.5778
01/01/2013 to 12/31/2013        13.795504         13.768082        68,062.6657
01/01/2014 to 12/31/2014        13.768082         14.151507        74,660.5253
01/01/2015 to 12/31/2015        14.151507         13.723918        76,236.7431
01/01/2016 to 04/29/2016        13.723918         14.054991             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.821074         16.205260       356,921.0300
01/01/2010 to 12/31/2010        16.205260         16.824014       333,567.8734
01/01/2011 to 12/31/2011        16.824014         17.429548       274,569.8444
01/01/2012 to 12/31/2012        17.429548         17.674177       243,731.0716
01/01/2013 to 12/31/2013        17.674177         17.236178       120,889.1992
01/01/2014 to 12/31/2014        17.236178         17.395157       104,583.2206
01/01/2015 to 12/31/2015        17.395157         17.171609        90,916.5684
01/01/2016 to 12/31/2016        17.171609         17.071639        90,030.4414
01/01/2017 to 12/31/2017        17.071639         17.082986        90,135.3622
01/01/2018 to 12/31/2018        17.082986         16.927627        82,819.0307

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              CompanySM
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B) (formerly         consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B) (formerly         Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

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APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase

      Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]

  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2019             $100,000
    B    Account Value                           9/1/2020 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2020             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2020             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2020          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2021 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2021             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2021          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2021             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2021             $  9,000
    G    Percentage Reduction in Account                 9/2/2021                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2021             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2021          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2021          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2021             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                CLASS L - 4 YEAR






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below.


BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 97 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:


o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 35
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 36
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 38
     Withdrawal Charge................................... 38
     Reduction or Elimination of the Withdrawal
       Charge............................................ 39
     Premium and Other Taxes............................. 39
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 40
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 40
     Annuity Date........................................ 40
     Annuity Payments.................................... 40
     Annuity Options..................................... 41
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 43
6. ACCESS TO YOUR MONEY.................................. 43
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 45
7. LIVING BENEFITS....................................... 45
     Overview of Living Benefit Riders................... 45
     Guaranteed Income Benefits.......................... 46
     Description of GMIB Plus II......................... 47
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 56
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 64
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 70
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 73
     Upon Your Death..................................... 73
     Standard Death Benefit -- Principal Protection...... 74
     Optional Death Benefit -- Annual Step-Up............ 74
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 75
     Optional Death Benefit -- Compounded-Plus........... 78
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 79
     Spousal Continuation................................ 80
     Death of the Annuitant.............................. 80
     Controlled Payout................................... 80
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 81
     Qualified Contracts................................. 84
11. OTHER INFORMATION.................................... 92
     BLIC................................................ 92
     The Separate Account................................ 92
     Distributor......................................... 92
     Selling Firms....................................... 93
     Requests and Elections.............................. 94
     Ownership........................................... 96
     Legal Proceedings................................... 96
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  97
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE

                         Account Value................................... 24
                         Accumulation Phase.............................. 17
                         Accumulation Unit............................... 23
                         Annual Benefit Payment.......................... 59
                         Annuitant....................................... 96
                         Annuity Date.................................... 40
                         Annuity Options................................. 41
                         Annuity Payments................................ 40
                         Annuity Service Center............................ 8
                         Annuity Units................................... 41
                         Beneficiary..................................... 96
                         Benefit Base.................................... 66
                         Business Day.................................... 19
                         Contract Year................................... 18
                         Death Benefit Base.............................. 75
                         Fixed Account................................... 17
                         Free Look....................................... 23
                         Good Order...................................... 95
                         Guaranteed Accumulation Amount.................. 71
                         Guaranteed Withdrawal Amount.................... 67
                         GWB Withdrawal Rate............................. 66
                         Income Base..................................... 47
                         Income Phase.................................... 17
                         Investment Portfolios........................... 25
                         Joint Owners.................................... 96
                         Owner........................................... 96
                         Purchase Payment................................ 18
                         Remaining Guaranteed Withdrawal Amount.......... 58
                         Separate Account................................ 92
                         Total Guaranteed Withdrawal Amount.............. 58

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
              4 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.35%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.60%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   2.20%

--------------------------------------------------------------------------------

 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.63%         0.25%        0.04%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Growth Portfolio          0.34%       0.91%           --          0.91%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%           --          0.95%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.02%       0.94%         0.02%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.04%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.03%

 MFS(R) Value Portfolio                         0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Artisan Mid Cap Value               --        1.11%         0.05%         1.06%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio         --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                   --        0.53%         0.01%         0.52%

 MFS(R) Value Portfolio                          --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.04%         1.03%
  Portfolio

 Western Asset Management Strategic      0.57%         0.25%        0.03%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.03%         0.72%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,364     $2,502      $3,303      $6,856
    minimum       $1,268     $2,225      $2,862      $6,084



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $664      $1,962      $3,303      $6,856
    minimum        $568      $1,685      $2,862      $6,084



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,039     $1,513      $1,632      $3,391
    minimum       $  943     $1,226      $1,155      $2,451



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $339        $973      $1,632      $3,391
    minimum        $243        $686      $1,155      $2,451


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $10,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


   Fixed Account

     BlackRock Ultra-Short Term Bond Portfolio

   Brighthouse/Franklin Low Duration Total Return Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Western Asset Management Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Allocation Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------


   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the

Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these

Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

     Western Asset Management Government Income Portfolio (Class B) (formerly
         Fidelity Institutional Asset Management(R) Government Income
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     VanEck Global Natural Resources Portfolio (Class B)#

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio


      Loomis Sayles Global Allocation Portfolio


      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

Please check with your financial representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.

If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);

o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued on or before April 29, 2005 for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)



If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or

o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.

Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB

II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS

LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")
     (5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);

      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio

    (b)        the American Funds(R) Balanced Allocation Portfolio

    (c)        the American Funds(R) Growth Allocation Portfolio

    (d)        the American Funds(R) Moderate Allocation Portfolio

    (e)        the AQR Global Risk Balanced Portfolio

    (f)        the BlackRock Global Tactical Strategies Portfolio

    (g)        the BlackRock Ultra-Short Term Bond Portfolio

    (h)        the Brighthouse Asset Allocation 20 Portfolio

    (i)        the Brighthouse Asset Allocation 40 Portfolio

    (j)        the Brighthouse Asset Allocation 60 Portfolio

    (k)        the Brighthouse Asset Allocation 80 Portfolio

    (l)        the Brighthouse Balanced Plus Portfolio


    (m)        the Invesco Balanced-Risk Allocation Portfolio

    (n)        the JPMorgan Global Active Allocation Portfolio

    (o)        the MetLife Aggregate Bond Index Portfolio

    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio

    (r)        the Schroders Global Multi-Asset Portfolio

    (s)        the SSGA Growth and Income ETF Portfolio

    (t)        the SSGA Growth ETF Portfolio

    (u)        the Western Asset Management Government Income Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.

(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first four years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the

Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED

WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
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increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
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anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio

   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio

   (g)        the BlackRock Ultra-Short Term Bond Portfolio

   (h)        the Brighthouse Asset Allocation 20 Portfolio

   (i)        the Brighthouse Asset Allocation 40 Portfolio

   (j)        the Brighthouse Asset Allocation 60 Portfolio

   (k)        the Brighthouse Asset Allocation 80 Portfolio

   (l)        the Brighthouse Balanced Plus Portfolio


   (m)        the Invesco Balanced-Risk Allocation Portfolio

   (n)        the JPMorgan Global Active Allocation Portfolio

   (o)        the MetLife Multi-Index Targeted Risk Portfolio

   (p)        the PanAgora Global Diversified Risk Portfolio

   (q)        the Schroders Global Multi-Asset Portfolio

   (r)        the SSGA Growth and Income ETF Portfolio

   (s)        the SSGA Growth ETF Portfolio

   (t)        the Western Asset Management Government Income Portoflio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent

Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;

(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.

If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.

      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the

Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in

Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
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in Good Order at our Annuity Service Center on or before May 1, 2009, we
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offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity

Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).

(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.

10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life

      (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.

Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior

December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 6.5% of Purchase Payments, along with annual trail commissions beginning in year two up to 1.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.

FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.137177         10.427165             0.0000
01/01/2013 to 12/31/2013        10.427165         11.337229             0.0000
01/01/2014 to 12/31/2014        11.337229         11.905492             0.0000
01/01/2015 to 12/31/2015        11.905492         11.713876             0.0000
01/01/2016 to 12/31/2016        11.713876         11.871062             0.0000
01/01/2017 to 12/31/2017        11.871062         13.195047             0.0000
01/01/2018 to 12/31/2018        13.195047         12.006747             0.0000
--------------------------      ---------         ---------             ------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.973097          8.821827        24,338.5900
01/01/2010 to 12/31/2010         8.821827          9.679446        22,823.7111
01/01/2011 to 12/31/2011         9.679446          9.267807        39,385.4886
01/01/2012 to 12/31/2012         9.267807         10.291548        39,903.6892
01/01/2013 to 12/31/2013        10.291548         11.933413        44,394.2386
01/01/2014 to 12/31/2014        11.933413         12.379902        44,374.8707
01/01/2015 to 12/31/2015        12.379902         12.025044        43,859.7413
01/01/2016 to 12/31/2016        12.025044         12.682100        42,490.2047
01/01/2017 to 12/31/2017        12.682100         14.498349        40,398.3677
01/01/2018 to 12/31/2018        14.498349         13.569653        39,082.6780
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.324798          8.293283         4,423.8700
01/01/2010 to 12/31/2010         8.293283          9.206817         3,740.2666
01/01/2011 to 12/31/2011         9.206817          8.580581         3,028.8035
01/01/2012 to 12/31/2012         8.580581          9.749123         3,350.6089
01/01/2013 to 12/31/2013         9.749123         11.931630        15,052.6034
01/01/2014 to 12/31/2014        11.931630         12.417566        15,990.4103
01/01/2015 to 12/31/2015        12.417566         12.055523        17,324.2427
01/01/2016 to 12/31/2016        12.055523         12.849736        11,445.7921
01/01/2017 to 12/31/2017        12.849736         15.254390        25,331.2969
01/01/2018 to 12/31/2018        15.254390         14.059773        22,744.1679
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.727942          7.782381         6,023.4300
01/01/2010 to 12/31/2010         7.782381          9.008354        12,053.9167
01/01/2011 to 12/31/2011         9.008354          8.407199        11,170.2372
01/01/2012 to 12/31/2012         8.407199          9.655225        31,324.6910
01/01/2013 to 12/31/2013         9.655225         12.258496        41,830.7253
01/01/2014 to 12/31/2014        12.258496         12.973106        37,421.9862
01/01/2015 to 12/31/2015        12.973106         13.514614        16,581.1903
01/01/2016 to 12/31/2016        13.514614         14.423545        18,513.0850
01/01/2017 to 12/31/2017        14.423545         18.047748        17,860.0978
01/01/2018 to 12/31/2018        18.047748         17.564723        17,194.4108
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.643140          9.226164        64,655.1500
01/01/2010 to 12/31/2010         9.226164          9.919631        64,149.8207
01/01/2011 to 12/31/2011         9.919631          9.722805        62,866.3212
01/01/2012 to 12/31/2012         9.722805         10.540983        55,015.4326
01/01/2013 to 12/31/2013        10.540983         11.705836        51,475.9489
01/01/2014 to 12/31/2014        11.705836         12.149013        51,496.8048
01/01/2015 to 12/31/2015        12.149013         11.798346        51,049.2059
01/01/2016 to 12/31/2016        11.798346         12.351057        48,800.1324
01/01/2017 to 12/31/2017        12.351057         13.649611        45,924.8714
01/01/2018 to 12/31/2018        13.649611         12.894996        38,997.1081
--------------------------      ---------         ---------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.061450         11.404244         1,312.2657
01/01/2013 to 12/31/2013        11.404244         10.777728         1,232.3836
01/01/2014 to 12/31/2014        10.777728         10.964671         1,232.3836
01/01/2015 to 12/31/2015        10.964671          9.699167         1,232.3836
01/01/2016 to 12/31/2016         9.699167         10.338376         1,232.3836
01/01/2017 to 12/31/2017        10.338376         11.105457           713.0831
01/01/2018 to 12/31/2018        11.105457         10.172823             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.894088         10.159794             0.0000
01/01/2013 to 12/31/2013        10.159794         10.963277         8,606.6918
01/01/2014 to 12/31/2014        10.963277         11.359176         7,890.3923
01/01/2015 to 12/31/2015        11.359176         11.099891             0.0000
01/01/2016 to 12/31/2016        11.099891         11.339552             0.0000
01/01/2017 to 12/31/2017        11.339552         12.569868             0.0000
01/01/2018 to 12/31/2018        12.569868         11.411538             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.394847         16.347022         7,088.8000
01/01/2010 to 12/31/2010        16.347022         18.513704         5,063.1117
01/01/2011 to 12/31/2011        18.513704         18.536366         4,604.7618
01/01/2012 to 12/31/2012        18.536366         21.130475           391.4248
01/01/2013 to 12/31/2013        21.130475         22.599990         2,349.8603
01/01/2014 to 12/31/2014        22.599990         22.836747         3,297.5201
01/01/2015 to 12/31/2015        22.836747         21.435628         3,076.9504
01/01/2016 to 12/31/2016        21.435628         23.900382         3,062.1514
01/01/2017 to 12/31/2017        23.900382         25.196074         2,406.4698
01/01/2018 to 12/31/2018        25.196074         23.936656         1,975.9781
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.469089          9.691868       198,502.1000
01/01/2010 to 12/31/2010         9.691868         11.045619       192,646.7497
01/01/2011 to 12/31/2011        11.045619         10.181589       204,771.2097
01/01/2012 to 12/31/2012        10.181589         11.626269       202,553.9723
01/01/2013 to 12/31/2013        11.626269         14.729326       176,731.3417
01/01/2014 to 12/31/2014        14.729326         15.142002       151,944.9075
01/01/2015 to 12/31/2015        15.142002         14.514996       120,856.5084
01/01/2016 to 12/31/2016        14.514996         15.474008       140,493.3008
01/01/2017 to 12/31/2017        15.474008         18.610199       138,924.8787
01/01/2018 to 12/31/2018        18.610199         16.370738       135,892.3888
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.920830         10.325525             0.0000
01/01/2013 to 12/31/2013        10.325525         11.551525        40,958.4756
01/01/2014 to 12/31/2014        11.551525         12.390449        95,880.8118
01/01/2015 to 12/31/2015        12.390449         11.625355        87,628.9097
01/01/2016 to 12/31/2016        11.625355         12.323716       104,890.3718
01/01/2017 to 12/31/2017        12.323716         14.266596        62,690.7698
01/01/2018 to 12/31/2018        14.266596         12.927021        64,130.6948
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.505142         14.231733        39,382.3100
01/01/2010 to 12/31/2010        14.231733         16.692458        38,689.7359
01/01/2011 to 12/31/2011        16.692458         14.862668        32,276.3591
01/01/2012 to 12/31/2012        14.862668         17.152563        27,381.5469
01/01/2013 to 12/31/2013        17.152563         22.223982        26,640.7679
01/01/2014 to 12/31/2014        22.223982         22.113274        25,889.0454
01/01/2015 to 12/31/2015        22.113274         20.462031        24,545.7351
01/01/2016 to 12/31/2016        20.462031         26.273290        22,757.4339
01/01/2017 to 12/31/2017        26.273290         28.710291        19,494.8603
01/01/2018 to 12/31/2018        28.710291         23.803960        15,561.2155
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.058060         10.012274         6,318.6200
01/01/2010 to 12/31/2010        10.012274         12.111688        13,590.0955
01/01/2011 to 12/31/2011        12.111688          9.632356        12,706.3741
01/01/2012 to 12/31/2012         9.632356         11.202058         5,233.0485
01/01/2013 to 12/31/2013        11.202058         10.412422        16,522.0012
01/01/2014 to 12/31/2014        10.412422          9.521556        16,226.3419
01/01/2015 to 12/31/2015         9.521556          8.027666        15,025.3755
01/01/2016 to 12/31/2016         8.027666          8.756263        14,570.5615
01/01/2017 to 12/31/2017         8.756263         10.993013        11,496.5048
01/01/2018 to 12/31/2018        10.993013          9.227523         7,918.1306
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.996987         10.167529             0.0000
01/01/2011 to 12/31/2011        10.167529         10.146507             0.0000
01/01/2012 to 12/31/2012        10.146507         10.652134             0.0000
01/01/2013 to 12/31/2013        10.652134         10.820093         6,412.6249
01/01/2014 to 12/31/2014        10.820093         10.662557         6,648.4053
01/01/2015 to 12/31/2015        10.662557         10.343429         6,584.4745
01/01/2016 to 12/31/2016        10.343429         11.056231         6,514.8578
01/01/2017 to 12/31/2017        11.056231         11.214053         8,971.1745
01/01/2018 to 12/31/2018        11.214053         11.002770         8,892.8857
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011          9.986988          9.714258            0.0000
01/01/2012 to 12/31/2012          9.714258          9.919665       12,933.1575
01/01/2013 to 12/31/2013          9.919665          9.816446       25,528.6290
01/01/2014 to 12/31/2014          9.816446          9.704415       24,486.4556
01/01/2015 to 12/31/2015          9.704415          9.434146       28,124.5028
01/01/2016 to 12/31/2016          9.434146          9.518043       24,425.7629
01/01/2017 to 12/31/2017          9.518043          9.435484       28,397.5628
01/01/2018 to 12/31/2018          9.435484          9.269343       28,217.5148
--------------------------        --------          --------       -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.997589         10.838832            0.0000
01/01/2010 to 12/31/2010         10.838832         12.039017            0.0000
01/01/2011 to 12/31/2011         12.039017         11.738652            0.0000
01/01/2012 to 12/31/2012         11.738652         13.122429            0.0000
01/01/2013 to 12/31/2013         13.122429         12.970052            0.0000
01/01/2014 to 12/31/2014         12.970052         12.832512            0.0000
01/01/2015 to 12/31/2015         12.832512         12.031019            0.0000
01/01/2016 to 12/31/2016         12.031019         11.872160            0.0000
01/01/2017 to 12/31/2017         11.872160         11.630756            0.0000
01/01/2018 to 12/31/2018         11.630756         11.490410            0.0000
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.031329         11.903521       13,490.6200
01/01/2010 to 12/31/2010         11.903521         13.520294       11,213.1890
01/01/2011 to 12/31/2011         13.520294         12.487734       31,116.9594
01/01/2012 to 12/31/2012         12.487734         15.389257       31,272.9932
01/01/2013 to 12/31/2013         15.389257         15.588127       35,348.7421
01/01/2014 to 12/31/2014         15.588127         17.272118       31,356.6906
01/01/2015 to 12/31/2015         17.272118         16.659426       30,084.5893
01/01/2016 to 12/31/2016         16.659426         16.439431       29,147.6801
01/01/2017 to 12/31/2017         16.439431         17.810856       28,287.6420
01/01/2018 to 12/31/2018         17.810856         15.914872       27,470.3549
--------------------------       ---------         ---------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.511342          5.867821       27,423.0900
01/01/2010 to 12/31/2010          5.867821          7.105657       24,476.7137
01/01/2011 to 12/31/2011          7.105657          7.177090       14,483.6250
01/01/2012 to 12/31/2012          7.177090          8.319389       13,864.0230
01/01/2013 to 12/31/2013          8.319389         11.849741       19,746.3935
01/01/2014 to 12/31/2014         11.849741         13.781969       21,210.2357
01/01/2015 to 12/31/2015         13.781969         12.937806       38,925.4552
01/01/2016 to 12/31/2016         12.937806         12.995520       14,634.2086
01/01/2017 to 12/31/2017         12.995520         15.053926       17,649.0934
01/01/2018 to 12/31/2018         15.053926         13.685175       16,567.7327
--------------------------       ---------         ---------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        120.722022        123.492816            0.0000
01/01/2011 to 12/31/2011        123.492816        111.695374            0.0000
01/01/2012 to 12/31/2012        111.695374        133.852189           26.3620
01/01/2013 to 12/31/2013        133.852189        168.632516           98.1600
01/01/2014 to 04/25/2014        168.632516        175.156313            0.0000
--------------------------      ----------        ----------       -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.520486          6.101182        1,802.8200
01/01/2010 to 12/31/2010          6.101182          6.406271        1,915.2978
01/01/2011 to 04/29/2011          6.406271          6.794109            0.0000
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.686059         10.793183             0.0000
01/01/2013 to 12/31/2013        10.793183         10.081120             0.0000
01/01/2014 to 12/31/2014        10.081120         10.606986             0.0000
01/01/2015 to 12/31/2015        10.606986         10.420799             0.0000
01/01/2016 to 12/31/2016        10.420799         10.328333             0.0000
01/01/2017 to 12/31/2017        10.328333         10.366897             0.0000
01/01/2018 to 12/31/2018        10.366897         10.133502             0.0000
--------------------------      ---------         ---------             ------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.860931         16.474724        50,894.6000
01/01/2010 to 12/31/2010        16.474724         18.762814        40,718.4027
01/01/2011 to 12/31/2011        18.762814         15.738457        35,944.7791
01/01/2012 to 12/31/2012        15.738457         19.897599        28,135.6916
01/01/2013 to 12/31/2013        19.897599         25.399575        28,968.9927
01/01/2014 to 12/31/2014        25.399575         23.408161        27,096.3802
01/01/2015 to 12/31/2015        23.408161         21.863195        26,215.5166
01/01/2016 to 12/31/2016        21.863195         23.136460        25,822.9621
01/01/2017 to 12/31/2017        23.136460         29.521880        22,939.2626
01/01/2018 to 12/31/2018        29.521880         21.953280        20,805.7185
--------------------------      ---------         ---------        -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010580          1.042242       310,133.8216
01/01/2013 to 12/31/2013         1.042242          1.038538        32,930.1252
01/01/2014 to 12/31/2014         1.038538          1.072636        31,449.1248
01/01/2015 to 12/31/2015         1.072636          1.005168             0.0000
01/01/2016 to 12/31/2016         1.005168          1.098508             0.0000
01/01/2017 to 12/31/2017         1.098508          1.182144             0.0000
01/01/2018 to 12/31/2018         1.182144          1.081869             0.0000
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.072990          8.757605         7,073.1300
01/01/2010 to 12/31/2010         8.757605          9.839688         7,026.0942
01/01/2011 to 12/31/2011         9.839688          9.483231         7,146.3914
01/01/2012 to 12/31/2012         9.483231         10.985717        10,738.8209
01/01/2013 to 12/31/2013        10.985717         14.549885        18,386.6525
01/01/2014 to 12/31/2014        14.549885         15.558707        18,375.6213
01/01/2015 to 12/31/2015        15.558707         14.311294        17,621.9386
01/01/2016 to 12/31/2016        14.311294         16.421591        17,377.6227
01/01/2017 to 12/31/2017        16.421591         18.960390        12,392.0553
01/01/2018 to 12/31/2018        18.960390         16.291216         6,757.6350
--------------------------      ---------         ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.255971         12.116794        24,796.8100
01/01/2010 to 12/31/2010        12.116794         14.956905        17,602.1139
01/01/2011 to 12/31/2011        14.956905         14.473874        13,883.9484
01/01/2012 to 12/31/2012        14.473874         16.738361        13,310.2012
01/01/2013 to 12/31/2013        16.738361         22.952888        13,056.0525
01/01/2014 to 12/31/2014        22.952888         24.229663        12,586.6309
01/01/2015 to 12/31/2015        24.229663         23.297109        12,566.6517
01/01/2016 to 12/31/2016        23.297109         25.396176        11,728.3706
01/01/2017 to 12/31/2017        25.396176         31.139063         9,129.9444
01/01/2018 to 12/31/2018        31.139063         27.701777         7,509.7099
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.791288         10.209925         5,531.8898
01/01/2014 to 12/31/2014        10.209925         10.496346         5,531.8898
01/01/2015 to 12/31/2015        10.496346         10.317531         6,762.0101
01/01/2016 to 12/31/2016        10.317531         10.318093         6,749.7209
01/01/2017 to 12/31/2017        10.318093         10.428466        10,641.0235
01/01/2018 to 12/31/2018        10.428466         10.202509        10,482.2215
--------------------------      ---------         ---------        -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.903238          9.765301        45,919.2900
01/01/2010 to 12/31/2010         9.765301         10.135640         6,421.1529
01/01/2011 to 12/31/2011        10.135640         10.489688         9,798.0645
01/01/2012 to 12/31/2012        10.489688         10.764647         5,531.8906
01/01/2013 to 04/26/2013        10.764647         10.736012             0.0000
--------------------------      ---------         ---------        -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012635          1.044277       358,103.7596
01/01/2013 to 12/31/2013         1.044277          1.133792             0.0000
01/01/2014 to 12/31/2014         1.133792          1.186490             0.0000
01/01/2015 to 12/31/2015         1.186490          1.171051             0.0000
01/01/2016 to 12/31/2016         1.171051          1.178825             0.0000
01/01/2017 to 12/31/2017         1.178825          1.345348             0.0000
01/01/2018 to 12/31/2018         1.345348          1.221323        49,904.1229
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996741          1.034678             0.0000
01/01/2015 to 12/31/2015         1.034678          1.002206             0.0000
01/01/2016 to 12/31/2016         1.002206          0.999957             0.0000
01/01/2017 to 12/31/2017         0.999957          1.129775             0.0000
01/01/2018 to 04/30/2018         1.129775          1.098891             0.0000
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.641242         10.526144         4,646.9000
01/01/2010 to 12/31/2010        10.526144         12.564008         1,858.2971
01/01/2011 to 12/31/2011        12.564008         12.108903         1,791.0493
01/01/2012 to 12/31/2012        12.108903         13.849513         3,749.4724
01/01/2013 to 12/31/2013        13.849513         15.868774         3,842.4652
01/01/2014 to 12/31/2014        15.868774         16.061684         3,877.5231
01/01/2015 to 12/31/2015        16.061684         15.905055         2,959.6893
01/01/2016 to 12/31/2016        15.905055         16.302253         2,956.2620
01/01/2017 to 12/31/2017        16.302253         19.611836         2,953.0202
01/01/2018 to 12/31/2018        19.611836         18.149134         2,450.8332
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.755316         11.185657             0.0000
01/01/2014 to 12/31/2014        11.185657         11.955623             0.0000
01/01/2015 to 12/31/2015        11.955623         11.553721             0.0000
01/01/2016 to 12/31/2016        11.553721         11.795271             0.0000
01/01/2017 to 12/31/2017        11.795271         13.332965         8,816.4174
01/01/2018 to 12/31/2018        13.332965         12.104166         5,001.8474
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.727162         12.519144        32,099.5400
01/01/2010 to 12/31/2010        12.519144         13.643664        26,052.9821
01/01/2011 to 12/31/2011        13.643664         11.917182        21,152.8980
01/01/2012 to 12/31/2012        11.917182         13.604147        19,738.5867
01/01/2013 to 12/31/2013        13.604147         15.871003        18,431.0029
01/01/2014 to 12/31/2014        15.871003         14.446613        16,951.5752
01/01/2015 to 12/31/2015        14.446613         13.881520        19,118.5393
01/01/2016 to 12/31/2016        13.881520         13.460577        18,352.6682
01/01/2017 to 12/31/2017        13.460577         16.876169        13,736.8572
01/01/2018 to 12/31/2018        16.876169         14.196469        11,341.1980
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999699          1.029884             0.0000
01/01/2015 to 12/31/2015         1.029884          0.952289             0.0000
01/01/2016 to 12/31/2016         0.952289          1.035192             0.0000
01/01/2017 to 12/31/2017         1.035192          1.140312             0.0000
01/01/2018 to 12/31/2018         1.140312          1.030681             0.0000
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.642578         12.290146        63,227.3600
01/01/2010 to 12/31/2010        12.290146         12.955862        43,514.8988
01/01/2011 to 12/31/2011        12.955862         14.086822        48,518.2876
01/01/2012 to 12/31/2012        14.086822         15.036974        39,523.4351
01/01/2013 to 12/31/2013        15.036974         13.345355        32,698.0802
01/01/2014 to 12/31/2014        13.345355         13.432653        26,895.3101
01/01/2015 to 12/31/2015        13.432653         12.731644        27,051.6710
01/01/2016 to 12/31/2016        12.731644         13.075339        25,017.7412
01/01/2017 to 12/31/2017        13.075339         13.235169        20,817.3925
01/01/2018 to 12/31/2018        13.235169         12.633722        14,934.0908
--------------------------      ---------         ---------        -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.609123         14.558656        74,403.5900
01/01/2010 to 12/31/2010        14.558656         15.405575        40,629.3530
01/01/2011 to 12/31/2011        15.405575         15.548946        53,642.0033
01/01/2012 to 12/31/2012        15.548946         16.618896        55,099.4435
01/01/2013 to 12/31/2013        16.618896         15.945861        55,477.4702
01/01/2014 to 12/31/2014        15.945861         16.252771        49,820.3159
01/01/2015 to 12/31/2015        16.252771         15.899898        42,328.6987
01/01/2016 to 12/31/2016        15.899898         15.959846        39,494.6162
01/01/2017 to 12/31/2017        15.959846         16.316216        37,844.6620
01/01/2018 to 12/31/2018        16.316216         15.922565        35,965.8685
--------------------------      ---------         ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.213865         10.693058        44,187.3798
01/01/2014 to 12/31/2014        10.693058         11.364266        86,590.5996
01/01/2015 to 12/31/2015        11.364266         10.977845        82,378.7102
01/01/2016 to 12/31/2016        10.977845         11.229308        81,810.9186
01/01/2017 to 12/31/2017        11.229308         12.795187        30,249.5602
01/01/2018 to 04/30/2018        12.795187         12.205635             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010613          1.062291             0.0000
01/01/2013 to 12/31/2013         1.062291          1.144248        13,951.0865
01/01/2014 to 12/31/2014         1.144248          1.205978        13,951.0865
01/01/2015 to 12/31/2015         1.205978          1.169364        13,951.0865
01/01/2016 to 12/31/2016         1.169364          1.208588        13,951.0865
01/01/2017 to 12/31/2017         1.208588          1.351394       100,994.5017
01/01/2018 to 12/31/2018         1.351394          1.197254       136,601.9359
--------------------------       --------          --------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.350805         10.202154             0.0000
01/01/2010 to 12/31/2010        10.202154         11.201756         9,340.6171
01/01/2011 to 12/31/2011        11.201756         11.074793        16,430.8271
01/01/2012 to 12/31/2012        11.074793         12.224092         6,050.8047
01/01/2013 to 12/31/2013        12.224092         13.504487        11,265.8280
01/01/2014 to 12/31/2014        13.504487         13.978411        11,232.6790
01/01/2015 to 12/31/2015        13.978411         13.405758        11,196.6169
01/01/2016 to 12/31/2016        13.405758         13.872604        11,161.2381
01/01/2017 to 12/31/2017        13.872604         15.724032        11,127.3790
01/01/2018 to 12/31/2018        15.724032         14.377205        11,093.4009
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.655988          9.668742             0.0000
01/01/2010 to 12/31/2010         9.668742         10.797232             0.0000
01/01/2011 to 12/31/2011        10.797232         10.337860             0.0000
01/01/2012 to 12/31/2012        10.337860         11.631841         3,257.4388
01/01/2013 to 12/31/2013        11.631841         13.435197         3,257.4388
01/01/2014 to 12/31/2014        13.435197         13.849790             0.0000
01/01/2015 to 12/31/2015        13.849790         13.235272           315.1218
01/01/2016 to 12/31/2016        13.235272         13.838014           312.2851
01/01/2017 to 12/31/2017        13.838014         16.196116           309.6699
01/01/2018 to 12/31/2018        16.196116         14.455992           307.2363
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        34.775173         40.275311        34,540.7600
01/01/2010 to 12/31/2010        40.275311         46.104835        31,315.1715
01/01/2011 to 12/31/2011        46.104835         43.294716        28,155.3213
01/01/2012 to 12/31/2012        43.294716         49.961415        24,817.3057
01/01/2013 to 12/31/2013        49.961415         65.382408        22,327.6859
01/01/2014 to 12/31/2014        65.382408         72.453948        21,145.0617
01/01/2015 to 12/31/2015        72.453948         68.335562        18,685.7773
01/01/2016 to 12/31/2016        68.335562         77.506999        18,309.9455
01/01/2017 to 12/31/2017        77.506999         88.676616        16,682.5482
01/01/2018 to 12/31/2018        88.676616         78.792132        14,636.9009
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.545172          7.891163        40,977.3800
01/01/2010 to 12/31/2010         7.891163          9.856625        36,803.6835
01/01/2011 to 12/31/2011         9.856625          9.483678        34,716.9043
01/01/2012 to 12/31/2012         9.483678         10.545524        26,866.2455
01/01/2013 to 12/31/2013        10.545524         14.089700        25,194.7129
01/01/2014 to 12/31/2014        14.089700         15.543858        25,554.9481
01/01/2015 to 12/31/2015        15.543858         16.220374        16,636.0829
01/01/2016 to 12/31/2016        16.220374         16.853696        15,748.1748
01/01/2017 to 12/31/2017        16.853696         20.567783        19,099.9418
01/01/2018 to 12/31/2018        20.567783         19.676839        15,252.8828
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.150115         18.752927             0.0000
01/01/2010 to 12/31/2010        18.752927         23.028309             0.0000
01/01/2011 to 12/31/2011        23.028309         21.695017             0.0000
01/01/2012 to 12/31/2012        21.695017         24.339394         1,337.3265
01/01/2013 to 12/31/2013        24.339394         31.025597         9,358.9204
01/01/2014 to 12/31/2014        31.025597         33.277255         9,429.0108
01/01/2015 to 12/31/2015        33.277255         29.629267         9,075.5451
01/01/2016 to 12/31/2016        29.629267         33.478346         8,289.6652
01/01/2017 to 12/31/2017        33.478346         35.855170         8,102.0818
01/01/2018 to 12/31/2018        35.855170         31.511823         7,762.4117
--------------------------      ---------         ---------         ----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.355816         12.108663        28,425.5100
01/01/2010 to 12/31/2010        12.108663         14.715813        28,636.0875
01/01/2011 to 12/31/2011        14.715813         13.490166        27,273.5670
01/01/2012 to 12/31/2012        13.490166         15.585846        21,984.7226
01/01/2013 to 12/31/2013        15.585846         20.224987        19,202.9757
01/01/2014 to 12/31/2014        20.224987         22.402232        18,600.6441
01/01/2015 to 12/31/2015        22.402232         19.916284        16,442.4854
01/01/2016 to 12/31/2016        19.916284         22.051428        16,060.7329
01/01/2017 to 12/31/2017        22.051428         23.900700        15,460.7178
01/01/2018 to 12/31/2018        23.900700         20.270458         9,272.2239
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         8.795602          9.600403         1,752.7741
01/01/2014 to 12/31/2014         9.600403          9.077477         1,750.3924
01/01/2015 to 12/31/2015         9.077477          8.687212         1,748.0600
01/01/2016 to 12/31/2016         8.687212          8.927415         1,745.5231
01/01/2017 to 12/31/2017         8.927415         11.780967         1,743.2366
01/01/2018 to 12/31/2018        11.780967          9.542069         1,741.1417
--------------------------      ---------         ---------        -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN
FUNDS(R) INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.021612          8.397486         1,313.3400
01/01/2010 to 12/31/2010         8.397486          8.781125         1,313.3356
01/01/2011 to 12/31/2011         8.781125          7.363178         1,759.1297
01/01/2012 to 12/31/2012         7.363178          8.458381         1,755.6486
01/01/2013 to 04/26/2013         8.458381          8.750241             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.370813         10.170825        87,559.7300
01/01/2010 to 12/31/2010        10.170825          9.949497       114,746.1148
01/01/2011 to 12/31/2011         9.949497          9.733572        81,154.1241
01/01/2012 to 12/31/2012         9.733572          9.520611        77,694.4064
01/01/2013 to 12/31/2013         9.520611          9.313433        65,947.6557
01/01/2014 to 12/31/2014         9.313433          9.110763        44,319.0495
01/01/2015 to 12/31/2015         9.110763          8.912503        40,698.5913
01/01/2016 to 12/31/2016         8.912503          8.728335        26,822.5936
01/01/2017 to 12/31/2017         8.728335          8.593106        33,118.6151
01/01/2018 to 12/31/2018         8.593106          8.535292        32,137.6319
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      2.20% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.038480         13.224989               0.0000
01/01/2015 to 12/31/2015        13.224989         12.861441               0.0000
01/01/2016 to 12/31/2016        12.861441         13.151543               0.0000
01/01/2017 to 12/31/2017        13.151543         13.758087               0.0000
01/01/2018 to 12/31/2018        13.758087         13.105689               0.0000
--------------------------      ---------         ---------               ------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.820609         10.605365         386,816.3800
01/01/2010 to 12/31/2010        10.605365         11.505777         576,357.5595
01/01/2011 to 12/31/2011        11.505777         11.455793         544,388.1240
01/01/2012 to 12/31/2012        11.455793         12.427921         593,237.2670
01/01/2013 to 12/31/2013        12.427921         13.261351         507,401.8251
01/01/2014 to 04/25/2014        13.261351         13.336793               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.529120         10.520089       1,019,678.6300
01/01/2010 to 12/31/2010        10.520089         11.567354         924,881.9996
01/01/2011 to 12/31/2011        11.567354         11.302961         829,629.0217
01/01/2012 to 12/31/2012        11.302961         12.426058         778,163.8063
01/01/2013 to 12/31/2013        12.426058         13.884938         678,735.8806
01/01/2014 to 04/25/2014        13.884938         13.911303               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.334382         13.633504         947,265.2610
01/01/2015 to 12/31/2015        13.633504         13.193662         968,895.3700
01/01/2016 to 12/31/2016        13.193662         13.692308         897,840.8069
01/01/2017 to 12/31/2017        13.692308         14.820762         769,500.9051
01/01/2018 to 12/31/2018        14.820762         13.858474         718,731.9415
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.140832         10.220292         964,485.6000
01/01/2010 to 12/31/2010        10.220292         11.356297       1,007,590.9747
01/01/2011 to 12/31/2011        11.356297         10.920513       1,020,771.7699
01/01/2012 to 12/31/2012        10.920513         12.169778       1,010,832.8300
01/01/2013 to 12/31/2013        12.169778         14.216833       1,076,471.3386
01/01/2014 to 04/25/2014        14.216833         14.200961               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.198394         14.626900       1,059,169.5841
01/01/2015 to 12/31/2015        14.626900         14.127177       1,034,371.4286
01/01/2016 to 12/31/2016        14.127177         14.801720         980,131.0251
01/01/2017 to 12/31/2017        14.801720         16.613757         864,957.9653
01/01/2018 to 12/31/2018        16.613757         15.254929         826,200.5187
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.822055          9.954917       1,156,248.5700
01/01/2010 to 12/31/2010         9.954917         11.246887       1,056,706.6814
01/01/2011 to 12/31/2011        11.246887         10.576445         967,544.4004
01/01/2012 to 12/31/2012        10.576445         11.971431         841,179.1448
01/01/2013 to 12/31/2013        11.971431         14.745861         731,035.0865
01/01/2014 to 04/25/2014        14.745861         14.649286               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         6.994952          8.796467         4,412.0600
01/01/2010 to 12/31/2010         8.796467          9.469607         4,220.0033
01/01/2011 to 12/31/2011         9.469607          9.100861         4,868.5751
01/01/2012 to 12/31/2012         9.100861         10.337166         5,181.4568
01/01/2013 to 04/26/2013        10.337166         11.100256             0.0000
--------------------------      ---------         ---------         ----------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.636277         15.164995       797,352.6315
01/01/2015 to 12/31/2015        15.164995         14.583335       627,997.6093
01/01/2016 to 12/31/2016        14.583335         15.427381       602,916.2889
01/01/2017 to 12/31/2017        15.427381         17.984665       584,080.7149
01/01/2018 to 12/31/2018        17.984665         16.164055       483,434.4245
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.412940         11.620403        32,287.5100
01/01/2010 to 12/31/2010        11.620403         13.045574        27,953.1667
01/01/2011 to 12/31/2011        13.045574         13.590610        23,186.1886
01/01/2012 to 12/31/2012        13.590610         14.832929        16,013.0969
01/01/2013 to 12/31/2013        14.832929         19.807895        18,363.9384
01/01/2014 to 12/31/2014        19.807895         19.701170        17,793.1269
01/01/2015 to 12/31/2015        19.701170         17.409710        16,756.9918
01/01/2016 to 12/31/2016        17.409710         20.888777        15,427.3288
01/01/2017 to 12/31/2017        20.888777         22.998051        12,091.5057
01/01/2018 to 12/31/2018        22.998051         19.476451        11,618.5441
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.122150         14.131649             0.0000
01/01/2010 to 12/31/2010        14.131649         16.947280         1,164.4281
01/01/2011 to 12/31/2011        16.947280         13.884521             0.0000
01/01/2012 to 12/31/2012        13.884521         16.012469             0.0000
01/01/2013 to 12/31/2013        16.012469         19.987824         1,625.4261
01/01/2014 to 12/31/2014        19.987824         18.243826         1,515.7004
01/01/2015 to 12/31/2015        18.243826         18.873924         1,339.9834
01/01/2016 to 12/31/2016        18.873924         19.538999         1,164.1076
01/01/2017 to 12/31/2017        19.538999         24.935135           646.5097
01/01/2018 to 12/31/2018        24.935135         19.374226           319.1572
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        43.530110         44.072539             0.0000
01/01/2017 to 12/31/2017        44.072539         51.226294             0.0000
01/01/2018 to 12/31/2018        51.226294         49.928464             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        11.858543         14.461665             0.0000
01/01/2010 to 12/31/2010        14.461665         16.400985             0.0000
01/01/2011 to 12/31/2011        16.400985         15.263076             0.0000
01/01/2012 to 12/31/2012        15.263076         16.478515             0.0000
01/01/2013 to 12/31/2013        16.478515         21.393518           482.9844
01/01/2014 to 12/31/2014        21.393518         23.215767           480.9074
01/01/2015 to 12/31/2015        23.215767         22.653643           478.6659
01/01/2016 to 04/29/2016        22.653643         22.735215             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.576031         11.059572        86,307.2400
01/01/2010 to 12/31/2010        11.059572         12.097525        77,727.1080
01/01/2011 to 12/31/2011        12.097525         11.340196        66,830.8361
01/01/2012 to 12/31/2012        11.340196         12.501071        62,190.9412
01/01/2013 to 12/31/2013        12.501071         16.329410        59,749.1666
01/01/2014 to 12/31/2014        16.329410         17.642825        57,174.7358
01/01/2015 to 12/31/2015        17.642825         17.650102        53,538.8918
01/01/2016 to 12/31/2016        17.650102         18.500972        49,516.2457
01/01/2017 to 12/31/2017        18.500972         21.524003        46,709.8126
01/01/2018 to 12/31/2018        21.524003         21.000533        36,973.2418
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.977253         16.572768         7,362.2236
01/01/2014 to 12/31/2014        16.572768         17.975354         6,866.6890
01/01/2015 to 12/31/2015        17.975354         18.042115         6,566.5124
01/01/2016 to 12/31/2016        18.042115         18.559827         6,097.3842
01/01/2017 to 12/31/2017        18.559827         22.684737         4,122.8094
01/01/2018 to 12/31/2018        22.684737         20.878894         2,586.1994
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.675150         11.049385        17,506.2900
01/01/2010 to 12/31/2010        11.049385         13.745263        11,307.9464
01/01/2011 to 12/31/2011        13.745263         12.442863         9,262.3299
01/01/2012 to 12/31/2012        12.442863         12.903305         8,936.7100
01/01/2013 to 04/26/2013        12.903305         13.887887             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.789937         10.635361        34,954.2600
01/01/2010 to 12/31/2010        10.635361         11.581157        27,010.5865
01/01/2011 to 12/31/2011        11.581157         11.354781        22,340.0553
01/01/2012 to 12/31/2012        11.354781         12.834325        49,001.6804
01/01/2013 to 12/31/2013        12.834325         17.166925        46,407.6128
01/01/2014 to 12/31/2014        17.166925         18.261673        42,517.3188
01/01/2015 to 12/31/2015        18.261673         19.747127        39,943.1424
01/01/2016 to 12/31/2016        19.747127         19.292357        36,995.7411
01/01/2017 to 12/31/2017        19.292357         25.855131        32,115.5365
01/01/2018 to 12/31/2018        25.855131         25.318111        20,543.4640
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.675456          6.842845         2,680.3100
01/01/2010 to 12/31/2010         6.842845          7.723872         2,659.9826
01/01/2011 to 12/31/2011         7.723872          7.265988         2,641.0534
01/01/2012 to 12/31/2012         7.265988          8.007763         2,675.4595
01/01/2013 to 04/26/2013         8.007763          8.583807             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.256691          7.389648        71,424.9200
01/01/2010 to 12/31/2010         7.389648          7.908215        49,038.4167
01/01/2011 to 12/31/2011         7.908215          7.629672        44,178.6107
01/01/2012 to 04/27/2012         7.629672          8.561031             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        13.246083         13.649510        25,988.4200
01/01/2010 to 12/31/2010        13.649510         14.107038        17,031.4475
01/01/2011 to 12/31/2011        14.107038         14.787710         7,952.2107
01/01/2012 to 12/31/2012        14.787710         14.982516         9,086.4566
01/01/2013 to 12/31/2013        14.982516         14.279748         8,376.9268
01/01/2014 to 12/31/2014        14.279748         14.731714         2,127.6167
01/01/2015 to 12/31/2015        14.731714         14.403020         1,589.0388
01/01/2016 to 12/31/2016        14.403020         14.383592         1,529.0294
01/01/2017 to 12/31/2017        14.383592         14.484816         6,902.0610
01/01/2018 to 12/31/2018        14.484816         14.098331         5,235.1334
--------------------------      ---------         ---------        -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.324144         12.801193             0.0000
01/01/2010 to 12/31/2010        12.801193         15.768575         6,465.7600
01/01/2011 to 12/31/2011        15.768575         15.080638         6,423.8859
01/01/2012 to 12/31/2012        15.080638         17.297802           539.2783
01/01/2013 to 12/31/2013        17.297802         22.463866           269.8295
01/01/2014 to 12/31/2014        22.463866         23.999448           268.3670
01/01/2015 to 12/31/2015        23.999448         22.848584           266.9344
01/01/2016 to 12/31/2016        22.848584         26.840283           265.3764
01/01/2017 to 12/31/2017        26.840283         30.354969         1,311.4228
01/01/2018 to 12/31/2018        30.354969         26.256973         1,249.2585
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.485066         10.876743             0.0000
01/01/2010 to 12/31/2010        10.876743         11.466372             0.0000
01/01/2011 to 12/31/2011        11.466372          9.797929             0.0000
01/01/2012 to 12/31/2012         9.797929         11.302969             0.0000
01/01/2013 to 12/31/2013        11.302969         13.427394             0.0000
01/01/2014 to 12/31/2014        13.427394         12.303624         1,704.6984
01/01/2015 to 12/31/2015        12.303624         11.878077         1,693.6674
01/01/2016 to 12/31/2016        11.878077         11.732162         1,681.5539
01/01/2017 to 12/31/2017        11.732162         14.294745         1,670.3472
01/01/2018 to 12/31/2018        14.294745         12.007159         1,658.9448
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.518068         12.878014             0.0000
01/01/2010 to 12/31/2010        12.878014         15.942282             0.0000
01/01/2011 to 12/31/2011        15.942282         14.921040           276.7349
01/01/2012 to 12/31/2012        14.921040         16.921936           274.5744
01/01/2013 to 12/31/2013        16.921936         22.864437         3,089.9229
01/01/2014 to 12/31/2014        22.864437         23.424836           825.3591
01/01/2015 to 12/31/2015        23.424836         21.875506           821.3281
01/01/2016 to 12/31/2016        21.875506         25.877547           268.2876
01/01/2017 to 12/31/2017        25.877547         28.935967         1,331.7252
01/01/2018 to 12/31/2018        28.935967         25.130978         1,267.5697
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.132357         10.017481        23,140.5200
01/01/2010 to 12/31/2010        10.017481         11.219650        23,029.3612
01/01/2011 to 12/31/2011        11.219650         11.155496        49,903.5063
01/01/2012 to 12/31/2012        11.155496         12.595054        49,364.1211
01/01/2013 to 12/31/2013        12.595054         16.226720        50,031.0637
01/01/2014 to 12/31/2014        16.226720         17.952901        42,829.1774
01/01/2015 to 12/31/2015        17.952901         17.722634        40,052.6611
01/01/2016 to 12/31/2016        17.722634         19.310438        39,402.0539
01/01/2017 to 12/31/2017        19.310438         22.902561        48,731.9001
01/01/2018 to 12/31/2018        22.902561         21.319127        39,196.0279
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.219706         20.012069         3,331.8832
01/01/2014 to 12/31/2014        20.012069         21.644298         3,326.7520
01/01/2015 to 12/31/2015        21.644298         21.096122         4,582.8698
01/01/2016 to 12/31/2016        21.096122         23.546026         3,272.2601
01/01/2017 to 12/31/2017        23.546026         27.085285         5,134.1290
01/01/2018 to 12/31/2018        27.085285         23.779288         5,010.5937
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.563810          8.018802             0.0000
01/01/2010 to 12/31/2010         8.018802          8.709116             0.0000
01/01/2011 to 12/31/2011         8.709116          8.473386             0.0000
01/01/2012 to 12/31/2012         8.473386          9.441471         3,542.0567
01/01/2013 to 04/26/2013         9.441471         10.316027             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.236632         18.924942        11,234.5508
01/01/2014 to 12/31/2014        18.924942         18.457456        10,727.2627
01/01/2015 to 12/31/2015        18.457456         18.124418         8,734.5171
01/01/2016 to 12/31/2016        18.124418         20.991411         8,334.3184
01/01/2017 to 12/31/2017        20.991411         23.716583         7,434.7831
01/01/2018 to 12/31/2018        23.716583         21.577018         7,054.1625
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.117948         12.198515        12,026.3500
01/01/2010 to 12/31/2010        12.198515         14.661117        11,320.3981
01/01/2011 to 12/31/2011        14.661117         13.585944         9,848.0246
01/01/2012 to 12/31/2012        13.585944         13.991164         9,468.9050
01/01/2013 to 04/26/2013        13.991164         15.131745             0.0000
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         6.596507          8.284519        31,189.3061
01/01/2014 to 12/31/2014         8.284519          8.819523        22,088.8215
01/01/2015 to 12/31/2015         8.819523          9.534603        22,142.0837
01/01/2016 to 12/31/2016         9.534603          9.470005         9,100.4884
01/01/2017 to 12/31/2017         9.470005         12.366055         9,847.1785
01/01/2018 to 12/31/2018        12.366055         11.955843         8,182.0488
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.350622          5.210781        18,016.6100
01/01/2010 to 12/31/2010         5.210781          6.509010        18,325.5648
01/01/2011 to 12/31/2011         6.509010          5.737545        20,804.6279
01/01/2012 to 12/31/2012         5.737545          6.292144        15,006.8657
01/01/2013 to 04/26/2013         6.292144          6.563115             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     2.20% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.580099         14.649275             0.0000
01/01/2010 to 12/31/2010        14.649275         18.490188             0.0000
01/01/2011 to 12/31/2011        18.490188         15.072264            53.5604
01/01/2012 to 12/31/2012        15.072264         15.122648            53.2055
01/01/2013 to 12/31/2013        15.122648         16.384595            40.4945
01/01/2014 to 12/31/2014        16.384595         13.010724            40.3484
01/01/2015 to 12/31/2015        13.010724          8.558006             0.0000
01/01/2016 to 12/31/2016         8.558006         12.033687             0.0000
01/01/2017 to 12/31/2017        12.033687         11.685344             0.0000
01/01/2018 to 12/31/2018        11.685344          8.131733             0.0000
--------------------------      ---------         ---------            -------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        25.249389         26.050625        17,551.0331
01/01/2017 to 12/31/2017        26.050625         27.506981        18,341.7086
01/01/2018 to 12/31/2018        27.506981         25.822441        16,252.5001
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        14.910488         19.949964        37,760.9600
01/01/2010 to 12/31/2010        19.949964         22.046418        29,942.4191
01/01/2011 to 12/31/2011        22.046418         22.529533        29,759.8114
01/01/2012 to 12/31/2012        22.529533         24.889981        29,366.0221
01/01/2013 to 12/31/2013        24.889981         26.291177        25,388.1335
01/01/2014 to 12/31/2014        26.291177         26.961082        25,455.6251
01/01/2015 to 12/31/2015        26.961082         25.800857        20,482.9055
01/01/2016 to 04/29/2016        25.800857         26.515211             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        25.764960         26.605841         1,294.7409
01/01/2017 to 12/31/2017        26.605841         28.106982         1,291.0962
01/01/2018 to 12/31/2018        28.106982         26.415511            41.4526
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.653667         12.176080             0.0000
01/01/2011 to 12/31/2011        12.176080         12.323645         5,218.2568
01/01/2012 to 12/31/2012        12.323645         13.434935         6,704.2294
01/01/2013 to 12/31/2013        13.434935         13.328011         2,220.9754
01/01/2014 to 12/31/2014        13.328011         13.617237         1,324.7745
01/01/2015 to 12/31/2015        13.617237         13.126776         2,497.8248
01/01/2016 to 04/29/2016        13.126776         13.416955             0.0000
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        14.530999         14.794839         3,452.4800
01/01/2010 to 12/31/2010        14.794839         15.267862             0.0000
01/01/2011 to 12/31/2011        15.267862         15.723043             0.0000
01/01/2012 to 12/31/2012        15.723043         15.847828        12,146.8613
01/01/2013 to 12/31/2013        15.847828         15.362624        13,097.6702
01/01/2014 to 12/31/2014        15.362624         15.411573        12,146.8613
01/01/2015 to 12/31/2015        15.411573         15.122496        12,986.4546
01/01/2016 to 12/31/2016        15.122496         14.944514        12,995.0839
01/01/2017 to 12/31/2017        14.944514         14.865229        13,063.5663
01/01/2018 to 12/31/2018        14.865229         14.641433        13,116.3100

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.198697         10.532766         191,322.4983
01/01/2013 to 12/31/2013        10.532766         11.520955         126,651.6859
01/01/2014 to 12/31/2014        11.520955         12.171233         137,191.2366
01/01/2015 to 12/31/2015        12.171233         12.047422         112,423.4057
01/01/2016 to 12/31/2016        12.047422         12.282548          96,519.0506
01/01/2017 to 12/31/2017        12.282548         13.734327          92,195.1742
01/01/2018 to 12/31/2018        13.734327         12.573134          76,146.4795
--------------------------      ---------         ---------         ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.002006          8.911697       9,241,029.7600
01/01/2010 to 12/31/2010         8.911697          9.836852       9,191,817.8037
01/01/2011 to 12/31/2011         9.836852          9.475085       8,533,683.1425
01/01/2012 to 12/31/2012         9.475085         10.585364       8,015,915.1324
01/01/2013 to 12/31/2013        10.585364         12.347940       7,245,976.2053
01/01/2014 to 12/31/2014        12.347940         12.887037       6,826,414.6327
01/01/2015 to 12/31/2015        12.887037         12.593002       6,251,412.0102
01/01/2016 to 12/31/2016        12.593002         13.361005       5,872,770.2815
01/01/2017 to 12/31/2017        13.361005         15.366105       5,304,304.5593
01/01/2018 to 12/31/2018        15.366105         14.468900       4,657,734.4686
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         6.351043          8.377803       9,019,711.0400
01/01/2010 to 12/31/2010         8.377803          9.356566       8,649,578.7024
01/01/2011 to 12/31/2011         9.356566          8.772532       8,404,374.9105
01/01/2012 to 12/31/2012         8.772532         10.027496       7,986,387.0669
01/01/2013 to 12/31/2013        10.027496         12.346139       7,369,372.7487
01/01/2014 to 12/31/2014        12.346139         12.926295       6,904,718.7218
01/01/2015 to 12/31/2015        12.926295         12.624971       6,636,713.4455
01/01/2016 to 12/31/2016        12.624971         13.537668       6,317,396.4768
01/01/2017 to 12/31/2017        13.537668         16.167443       5,748,786.9842
01/01/2018 to 12/31/2018        16.167443         14.991551       5,336,808.3146
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         5.751733          7.861733       1,077,178.1000
01/01/2010 to 12/31/2010         7.861733          9.154919       1,075,342.4146
01/01/2011 to 12/31/2011         9.154919          8.595309       1,095,960.9899
01/01/2012 to 12/31/2012         8.595309          9.930956         907,219.8194
01/01/2013 to 12/31/2013         9.930956         12.684406         763,548.0161
01/01/2014 to 12/31/2014        12.684406         13.504638         761,451.6169
01/01/2015 to 12/31/2015        13.504638         14.153010         620,850.6639
01/01/2016 to 12/31/2016        14.153010         15.195759         578,018.7737
01/01/2017 to 12/31/2017        15.195759         19.128010         514,033.3823
01/01/2018 to 12/31/2018        19.128010         18.728781         435,359.5916
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

01/01/2009 to 12/31/2009         7.674799          9.320117      5,343,186.9400
01/01/2010 to 12/31/2010         9.320117         10.080914      5,388,673.0570
01/01/2011 to 12/31/2011        10.080914          9.940216      5,105,877.5472
01/01/2012 to 12/31/2012         9.940216         10.841879      4,471,714.5124
01/01/2013 to 12/31/2013        10.841879         12.112423      3,743,511.7472
01/01/2014 to 12/31/2014        12.112423         12.646648      3,453,208.1123
01/01/2015 to 12/31/2015        12.646648         12.355551      3,065,604.5274
01/01/2016 to 12/31/2016        12.355551         13.012197      2,864,157.1815
01/01/2017 to 12/31/2017        13.012197         14.466527      2,609,198.6488
01/01/2018 to 12/31/2018        14.466527         13.749483      2,385,586.4460
--------------------------      ---------         ---------      --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.130359         11.521583        232,044.9082
01/01/2013 to 12/31/2013        11.521583         10.954170        309,379.2254
01/01/2014 to 12/31/2014        10.954170         11.211254        274,404.9618
01/01/2015 to 12/31/2015        11.211254          9.977033        180,567.6355
01/01/2016 to 12/31/2016         9.977033         10.698538        152,873.4182
01/01/2017 to 12/31/2017        10.698538         11.561296         85,773.8475
01/01/2018 to 12/31/2018        11.561296         10.654507         78,800.4403
--------------------------      ---------         ---------      --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.954140         10.262698        267,552.7769
01/01/2013 to 12/31/2013        10.262698         11.140953        458,662.1924
01/01/2014 to 12/31/2014        11.140953         11.612740        464,032.2186
01/01/2015 to 12/31/2015        11.612740         11.415986        451,158.8309
01/01/2016 to 12/31/2016        11.415986         11.732651        372,458.7321
01/01/2017 to 12/31/2017        11.732651         13.083641        361,065.4104
01/01/2018 to 12/31/2018        13.083641         11.949881        317,072.0749
--------------------------      ---------         ---------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.270938         17.709663        133,734.8400
01/01/2010 to 12/31/2010        17.709663         20.177578        150,284.4309
01/01/2011 to 12/31/2011        20.177578         20.323542        146,295.0553
01/01/2012 to 12/31/2012        20.323542         23.307882        133,217.6576
01/01/2013 to 12/31/2013        23.307882         25.078819         97,604.6617
01/01/2014 to 12/31/2014        25.078819         25.494051         96,968.5116
01/01/2015 to 12/31/2015        25.494051         24.073973         79,791.9698
01/01/2016 to 12/31/2016        24.073973         27.003572         68,499.6818
01/01/2017 to 12/31/2017        27.003572         28.638306         60,396.2284
01/01/2018 to 12/31/2018        28.638306         27.371492         58,050.6926
--------------------------      ---------         ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.658055          9.996887        953,634.3200
01/01/2010 to 12/31/2010         9.996887         11.461735        932,055.6363
01/01/2011 to 12/31/2011        11.461735         10.628642        847,148.4606
01/01/2012 to 12/31/2012        10.628642         12.210162        716,789.3567
01/01/2013 to 12/31/2013        12.210162         15.562098        752,877.0428
01/01/2014 to 12/31/2014        15.562098         16.094408        701,445.1736
01/01/2015 to 12/31/2015        16.094408         15.520856        676,281.5066
01/01/2016 to 12/31/2016        15.520856         16.645894        545,523.9910
01/01/2017 to 12/31/2017        16.645894         20.139654        485,141.0285
01/01/2018 to 12/31/2018        20.139654         17.823455        461,061.9391
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.981038         10.430094       131,256.9638
01/01/2013 to 12/31/2013        10.430094         11.738718       247,442.7205
01/01/2014 to 12/31/2014        11.738718         12.667006       329,111.5291
01/01/2015 to 12/31/2015        12.667006         11.956388       383,192.0103
01/01/2016 to 12/31/2016        11.956388         12.750893       355,228.4157
01/01/2017 to 12/31/2017        12.750893         14.849650       297,294.5328
01/01/2018 to 12/31/2018        14.849650         13.536803       278,959.7526
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.903543         14.813199       447,863.6600
01/01/2010 to 12/31/2010        14.813199         17.478914       403,638.8587
01/01/2011 to 12/31/2011        17.478914         15.656440       356,308.8574
01/01/2012 to 12/31/2012        15.656440         18.177905       317,076.1095
01/01/2013 to 12/31/2013        18.177905         23.694123       272,955.9246
01/01/2014 to 12/31/2014        23.694123         23.718022       242,972.6399
01/01/2015 to 12/31/2015        23.718022         22.079104       208,027.8788
01/01/2016 to 12/31/2016        22.079104         28.520132       184,425.8354
01/01/2017 to 12/31/2017        28.520132         31.352531       164,448.4701
01/01/2018 to 12/31/2018        31.352531         26.152137       161,693.6330
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.156400         10.236000       394,869.9100
01/01/2010 to 12/31/2010        10.236000         12.456715       411,331.9877
01/01/2011 to 12/31/2011        12.456715          9.966333       394,659.3244
01/01/2012 to 12/31/2012         9.966333         11.660563       385,623.6213
01/01/2013 to 12/31/2013        11.660563         10.903862       413,869.4981
01/01/2014 to 12/31/2014        10.903862         10.031008       419,063.0345
01/01/2015 to 12/31/2015        10.031008          8.508161       365,142.5381
01/01/2016 to 12/31/2016         8.508161          9.336201       320,138.2559
01/01/2017 to 12/31/2017         9.336201         11.791357       278,658.6119
01/01/2018 to 12/31/2018        11.791357          9.957627       281,303.1876
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/03/2010 to 12/31/2010         9.997808         10.208891         7,952.1719
01/01/2011 to 12/31/2011        10.208891         10.248932        23,730.8709
01/01/2012 to 12/31/2012        10.248932         10.824756        22,356.2117
01/01/2013 to 12/31/2013        10.824756         11.061605        39,754.4850
01/01/2014 to 12/31/2014        11.061605         10.966157        27,401.1377
01/01/2015 to 12/31/2015        10.966157         10.701976        20,267.5843
01/01/2016 to 12/31/2016        10.701976         11.508315        21,531.3156
01/01/2017 to 12/31/2017        11.508315         11.742641        21,521.8359
01/01/2018 to 12/31/2018        11.742641         11.591122        19,425.9997
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         9.987809          9.753794        85,644.3522
01/01/2012 to 12/31/2012         9.753794         10.020301        87,253.8509
01/01/2013 to 12/31/2013        10.020301          9.975715       286,093.3804
01/01/2014 to 12/31/2014         9.975715          9.921220       302,346.5564
01/01/2015 to 12/31/2015         9.921220          9.702965       255,068.7874
01/01/2016 to 12/31/2016         9.702965          9.848164       247,222.4805
01/01/2017 to 12/31/2017         9.848164          9.821338       248,744.9919
01/01/2018 to 12/31/2018         9.821338          9.706790       243,386.9070
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009          9.998247         10.882555       10,402.2500
01/01/2010 to 12/31/2010         10.882555         12.160270       50,282.8310
01/01/2011 to 12/31/2011         12.160270         11.928070       61,716.8849
01/01/2012 to 12/31/2012         11.928070         13.414839       62,894.1591
01/01/2013 to 12/31/2013         13.414839         13.338870       46,708.6293
01/01/2014 to 12/31/2014         13.338870         13.276865       34,341.4463
01/01/2015 to 12/31/2015         13.276865         12.522582       29,117.5849
01/01/2016 to 12/31/2016         12.522582         12.431603       30,350.0654
01/01/2017 to 12/31/2017         12.431603         12.251928       30,284.2814
01/01/2018 to 12/31/2018         12.251928         12.177368       24,275.4872
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          9.288287         12.315905      131,815.8800
01/01/2010 to 12/31/2010         12.315905         14.072750      115,045.0683
01/01/2011 to 12/31/2011         14.072750         13.076104      111,591.5739
01/01/2012 to 12/31/2012         13.076104         16.211779      103,570.7158
01/01/2013 to 12/31/2013         16.211779         16.520134      112,451.2703
01/01/2014 to 12/31/2014         16.520134         18.414936      108,433.1983
01/01/2015 to 12/31/2015         18.414936         17.868635       95,650.1962
01/01/2016 to 12/31/2016         17.868635         17.738721       92,846.8106
01/01/2017 to 12/31/2017         17.738721         19.333840       83,859.6306
01/01/2018 to 12/31/2018         19.333840         17.380355       78,345.3371
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009          4.667622          6.107641      268,024.4000
01/01/2010 to 12/31/2010          6.107641          7.440526      259,717.3848
01/01/2011 to 12/31/2011          7.440526          7.560468      314,242.3619
01/01/2012 to 12/31/2012          7.560468          8.816804      341,270.6064
01/01/2013 to 12/31/2013          8.816804         12.633734      350,693.9569
01/01/2014 to 12/31/2014         12.633734         14.782210      373,497.5015
01/01/2015 to 12/31/2015         14.782210         13.960351      327,871.0174
01/01/2016 to 12/31/2016         13.960351         14.107032      264,018.4485
01/01/2017 to 12/31/2017         14.107032         16.439507      194,245.2105
01/01/2018 to 12/31/2018         16.439507         15.035283      175,824.8190
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        142.925755        146.788850        2,041.5901
01/01/2011 to 12/31/2011        146.788850        133.563610        3,604.3520
01/01/2012 to 12/31/2012        133.563610        161.026092        3,307.8436
01/01/2013 to 12/31/2013        161.026092        204.087712        3,889.1111
01/01/2014 to 04/25/2014        204.087712        212.384108            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009          4.607445          6.255989      115,603.3900
01/01/2010 to 12/31/2010          6.255989          6.608321      121,696.8098
01/01/2011 to 04/29/2011          6.608321          7.022114            0.0000
--------------------------      ----------        ----------      ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
(FORMERLY PYRAMIS(R) GOVERNMENT INCOME
 SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         10.750877         10.902463       32,676.1332
01/01/2013 to 12/31/2013         10.902463         10.244493        2,097.5290
01/01/2014 to 12/31/2014         10.244493         10.843739       10,335.7159
01/01/2015 to 12/31/2015         10.843739         10.717518        7,290.6239
01/01/2016 to 12/31/2016         10.717518         10.686344       10,725.0009
01/01/2017 to 12/31/2017         10.686344         10.790616       11,101.8083
01/01/2018 to 12/31/2018         10.790616         10.611515       11,936.0068
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.237068         17.147896         491,608.4400
01/01/2010 to 12/31/2010        17.147896         19.646879         438,641.1749
01/01/2011 to 12/31/2011        19.646879         16.579144         421,965.9012
01/01/2012 to 12/31/2012        16.579144         21.087207         365,566.1644
01/01/2013 to 12/31/2013        21.087207         27.080001         375,991.8353
01/01/2014 to 12/31/2014        27.080001         25.107104         354,484.8142
01/01/2015 to 12/31/2015        25.107104         23.591232         324,334.9315
01/01/2016 to 12/31/2016        23.591232         25.115377         302,526.0294
01/01/2017 to 12/31/2017        25.115377         32.239119         251,823.1036
01/01/2018 to 12/31/2018        32.239119         24.119180         258,355.6850
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010680          1.046550       2,369,752.1127
01/01/2013 to 12/31/2013         1.046550          1.049106       3,962,994.3093
01/01/2014 to 12/31/2014         1.049106          1.090072       3,856,801.1053
01/01/2015 to 12/31/2015         1.090072          1.027660       2,924,673.9700
01/01/2016 to 12/31/2016         1.027660          1.129845       2,699,188.9462
01/01/2017 to 12/31/2017         1.129845          1.223161       1,894,039.1330
01/01/2018 to 12/31/2018         1.223161          1.126185       1,798,542.2614
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.230874          9.008179         214,665.0600
01/01/2010 to 12/31/2010         9.008179         10.184113         182,449.3113
01/01/2011 to 12/31/2011        10.184113          9.876117         195,192.7305
01/01/2012 to 12/31/2012         9.876117         11.518581         238,037.7193
01/01/2013 to 12/31/2013        11.518581         15.347858         215,742.1663
01/01/2014 to 12/31/2014        15.347858         16.510796         129,384.4302
01/01/2015 to 12/31/2015        16.510796         15.278501         121,229.1042
01/01/2016 to 12/31/2016        15.278501         17.636921         103,661.0187
01/01/2017 to 12/31/2017        17.636921         20.485749          94,929.3011
01/01/2018 to 12/31/2018        20.485749         17.708449          96,833.6857
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.576584         12.611958         197,078.9500
01/01/2010 to 12/31/2010        12.611958         15.661715         164,748.2169
01/01/2011 to 12/31/2011        15.661715         15.246982         159,545.6826
01/01/2012 to 12/31/2012        15.246982         17.739074         148,507.0523
01/01/2013 to 12/31/2013        17.739074         24.471397         136,285.9599
01/01/2014 to 12/31/2014        24.471397         25.988140         121,193.9251
01/01/2015 to 12/31/2015        25.988140         25.138346         106,882.1037
01/01/2016 to 12/31/2016        25.138346         27.568205          96,516.1551
01/01/2017 to 12/31/2017        27.568205         34.004978          85,466.1317
01/01/2018 to 12/31/2018        34.004978         30.434608          77,946.6968
--------------------------      ---------         ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.120984         10.564513         480,142.6656
01/01/2014 to 12/31/2014        10.564513         10.926236         483,514.4278
01/01/2015 to 12/31/2015        10.926236         10.804739         381,603.6297
01/01/2016 to 12/31/2016        10.804739         10.870355         406,579.7621
01/01/2017 to 12/31/2017        10.870355         11.052567         448,278.8860
01/01/2018 to 12/31/2018        11.052567         10.878523         384,188.1340
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         8.940063          9.864681         898,050.7200
01/01/2010 to 12/31/2010         9.864681         10.300392         890,395.0257
01/01/2011 to 12/31/2011        10.300392         10.724159         745,350.8484
01/01/2012 to 12/31/2012        10.724159         11.071850         664,172.4779
01/01/2013 to 04/26/2013        11.071850         11.043124               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012734          1.048594         329,296.4136
01/01/2013 to 12/31/2013         1.048594          1.145329         646,869.8046
01/01/2014 to 12/31/2014         1.145329          1.205777         680,957.7832
01/01/2015 to 12/31/2015         1.205777          1.197250       1,313,496.6612
01/01/2016 to 12/31/2016         1.197250          1.212451       1,232,996.4092
01/01/2017 to 12/31/2017         1.212451          1.392023       1,371,412.8349
01/01/2018 to 12/31/2018         1.392023          1.271347       1,425,233.0564
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-
 ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014         0.996823          1.038973          70,720.7655
01/01/2015 to 12/31/2015         1.038973          1.012423          96,576.2268
01/01/2016 to 12/31/2016         1.012423          1.016230          93,023.3685
01/01/2017 to 12/31/2017         1.016230          1.155048          88,987.6256
01/01/2018 to 04/30/2018         1.155048          1.125675               0.0000
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.765170         10.761189         313,946.4200
01/01/2010 to 12/31/2010        10.761189         12.921756         307,693.6401
01/01/2011 to 12/31/2011        12.921756         12.528496         285,681.6047
01/01/2012 to 12/31/2012        12.528496         14.416084         388,504.1250
01/01/2013 to 12/31/2013        14.416084         16.617317         355,258.6999
01/01/2014 to 12/31/2014        16.617317         16.920561         361,536.2511
01/01/2015 to 12/31/2015        16.920561         16.856421         310,099.2809
01/01/2016 to 12/31/2016        16.856421         17.381346         270,330.7243
01/01/2017 to 12/31/2017        17.381346         21.035397         270,296.6857
01/01/2018 to 12/31/2018        21.035397         19.584392         266,919.0668
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.786819         11.263869               0.0000
01/01/2014 to 12/31/2014        11.263869         12.111669          17,687.1967
01/01/2015 to 12/31/2015        12.111669         11.774980          55,844.2843
01/01/2016 to 12/31/2016        11.774980         12.093488          48,733.0101
01/01/2017 to 12/31/2017        12.093488         13.752054          70,529.6079
01/01/2018 to 12/31/2018        13.752054         12.560227          42,950.5265
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.064027         13.030672         405,139.3400
01/01/2010 to 12/31/2010        13.030672         14.286492         361,024.7350
01/01/2011 to 12/31/2011        14.286492         12.553706         323,547.9357
01/01/2012 to 12/31/2012        12.553706         14.417451         298,150.4957
01/01/2013 to 12/31/2013        14.417451         16.921007         262,195.1650
01/01/2014 to 12/31/2014        16.921007         15.495135         234,849.9721
01/01/2015 to 12/31/2015        15.495135         14.978675         172,763.6463
01/01/2016 to 12/31/2016        14.978675         14.611887         170,935.1529
01/01/2017 to 12/31/2017        14.611887         18.429475         159,051.1801
01/01/2018 to 12/31/2018        18.429475         15.597047         149,555.2624
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999781          1.034159               0.0000
01/01/2015 to 12/31/2015         1.034159          0.962001               0.0000
01/01/2016 to 12/31/2016         0.962001          1.052040         238,981.2262
01/01/2017 to 12/31/2017         1.052040          1.165823         228,544.8963
01/01/2018 to 12/31/2018         1.165823          1.060121         212,359.8697
--------------------------       --------          --------         ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.011145         12.792237       1,278,268.0700
01/01/2010 to 12/31/2010        12.792237         13.566288       1,363,997.1733
01/01/2011 to 12/31/2011        13.566288         14.839021       1,263,497.7086
01/01/2012 to 12/31/2012        14.839021         15.935720       1,152,555.0873
01/01/2013 to 12/31/2013        15.935720         14.228159         891,374.7313
01/01/2014 to 12/31/2014        14.228159         14.407427         720,707.8049
01/01/2015 to 12/31/2015        14.407427         13.737772         647,800.4757
01/01/2016 to 12/31/2016        13.737772         14.193534         594,374.5421
01/01/2017 to 12/31/2017        14.193534         14.453257         580,683.5622
01/01/2018 to 12/31/2018        14.453257         13.879957         493,518.7663
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        13.045741         15.153372       2,024,883.8200
01/01/2010 to 12/31/2010        15.153372         16.131354       2,087,639.8273
01/01/2011 to 12/31/2011        16.131354         16.379191       1,880,812.5800
01/01/2012 to 12/31/2012        16.379191         17.612171       1,854,755.8132
01/01/2013 to 12/31/2013        17.612171         17.000630       1,524,795.7781
01/01/2014 to 12/31/2014        17.000630         17.432118       1,291,892.3093
01/01/2015 to 12/31/2015        17.432118         17.156288       1,139,563.5939
01/01/2016 to 12/31/2016        17.156288         17.324603       1,060,417.3739
01/01/2017 to 12/31/2017        17.324603         17.817737       1,054,723.2985
01/01/2018 to 12/31/2018        17.817737         17.493087         982,419.4251
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.215538         10.738134          38,180.1226
01/01/2014 to 12/31/2014        10.738134         11.480851          45,148.7209
01/01/2015 to 12/31/2015        11.480851         11.157230          44,370.6687
01/01/2016 to 12/31/2016        11.157230         11.481478          40,741.1915
01/01/2017 to 12/31/2017        11.481478         13.160991          21,338.7211
01/01/2018 to 04/30/2018        13.160991         12.579190               0.0000
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010712          1.066681         231,223.5383
01/01/2013 to 12/31/2013         1.066681          1.155891         570,494.0437
01/01/2014 to 12/31/2014         1.155891          1.225580         665,647.1213
01/01/2015 to 12/31/2015         1.225580          1.195524         659,882.6044
01/01/2016 to 12/31/2016         1.195524          1.243060         562,186.3799
01/01/2017 to 12/31/2017         1.243060          1.398277         698,910.4060
01/01/2018 to 12/31/2018         1.398277          1.246292         524,694.3149
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.515568         10.466056       590,011.9800
01/01/2010 to 12/31/2010        10.466056         11.560613       802,840.1111
01/01/2011 to 12/31/2011        11.560613         11.498218       860,927.0403
01/01/2012 to 12/31/2012        11.498218         12.768225       783,604.8569
01/01/2013 to 12/31/2013        12.768225         14.190487       717,684.9930
01/01/2014 to 12/31/2014        14.190487         14.776889       630,724.3649
01/01/2015 to 12/31/2015        14.776889         14.256839       507,566.2146
01/01/2016 to 12/31/2016        14.256839         14.842093       472,592.1095
01/01/2017 to 12/31/2017        14.842093         16.923820       440,653.4297
01/01/2018 to 12/31/2018        16.923820         15.567926       414,621.3959
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.807073          9.918888       460,977.9800
01/01/2010 to 12/31/2010         9.918888         11.143167       684,659.9620
01/01/2011 to 12/31/2011        11.143167         10.733165       772,968.6540
01/01/2012 to 12/31/2012        10.733165         12.149667       684,976.0389
01/01/2013 to 12/31/2013        12.149667         14.117733       617,419.7824
01/01/2014 to 12/31/2014        14.117733         14.640983       669,771.2870
01/01/2015 to 12/31/2015        14.640983         14.075594       523,953.4852
01/01/2016 to 12/31/2016        14.075594         14.805146       500,564.4308
01/01/2017 to 12/31/2017        14.805146         17.431987       463,407.2869
01/01/2018 to 12/31/2018        17.431987         15.653310       438,117.2274
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        35.979786         41.921405       203,292.6700
01/01/2010 to 12/31/2010        41.921405         48.277737       172,789.7882
01/01/2011 to 12/31/2011        48.277737         45.607572       158,727.6366
01/01/2012 to 12/31/2012        45.607572         52.948759       142,367.8267
01/01/2013 to 12/31/2013        52.948759         69.708565       124,739.9969
01/01/2014 to 12/31/2014        69.708565         77.712882        99,184.8204
01/01/2015 to 12/31/2015        77.712882         73.736832        92,579.7306
01/01/2016 to 12/31/2016        73.736832         84.136378        89,711.6901
01/01/2017 to 12/31/2017        84.136378         96.838777        76,901.8123
01/01/2018 to 12/31/2018        96.838777         86.565567        72,199.3871
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         5.737228          8.213605       741,087.3900
01/01/2010 to 12/31/2010         8.213605         10.321049       662,094.7830
01/01/2011 to 12/31/2011        10.321049          9.990196       589,261.1994
01/01/2012 to 12/31/2012         9.990196         11.175965       523,493.9362
01/01/2013 to 12/31/2013        11.175965         15.021807       471,135.3739
01/01/2014 to 12/31/2014        15.021807         16.671898       438,839.4854
01/01/2015 to 12/31/2015        16.671898         17.502220       351,087.4130
01/01/2016 to 12/31/2016        17.502220         18.295040       323,270.3252
01/01/2017 to 12/31/2017        18.295040         22.460657       284,015.6913
01/01/2018 to 12/31/2018        22.460657         21.617822       257,267.0516
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        16.220126         20.198268         143,337.5800
01/01/2010 to 12/31/2010        20.198268         24.952252         135,607.8180
01/01/2011 to 12/31/2011        24.952252         23.648823         123,899.6146
01/01/2012 to 12/31/2012        23.648823         26.691850         121,312.0398
01/01/2013 to 12/31/2013        26.691850         34.228939          88,721.8734
01/01/2014 to 12/31/2014        34.228939         36.934034          81,935.8202
01/01/2015 to 12/31/2015        36.934034         33.083227          77,112.4929
01/01/2016 to 12/31/2016        33.083227         37.605994          71,404.3255
01/01/2017 to 12/31/2017        37.605994         40.517502          69,007.2898
01/01/2018 to 12/31/2018        40.517502         35.825051          60,943.9911
--------------------------      ---------         ---------         ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.621978         12.528083         190,337.0300
01/01/2010 to 12/31/2010        12.528083         15.317038         158,709.4140
01/01/2011 to 12/31/2011        15.317038         14.125705         128,375.9092
01/01/2012 to 12/31/2012        14.125705         16.418830         116,221.2616
01/01/2013 to 12/31/2013        16.418830         21.434056         106,913.4030
01/01/2014 to 12/31/2014        21.434056         23.884333          83,879.9386
01/01/2015 to 12/31/2015        23.884333         21.361815          68,267.1225
01/01/2016 to 12/31/2016        21.361815         23.794257          60,661.0833
01/01/2017 to 12/31/2017        23.794257         25.944391          51,212.2012
01/01/2018 to 12/31/2018        25.944391         22.137023          46,085.4585
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.064514          9.933979         525,763.9253
01/01/2014 to 12/31/2014         9.933979          9.449439         517,578.0053
01/01/2015 to 12/31/2015         9.449439          9.097637         481,803.7628
01/01/2016 to 12/31/2016         9.097637          9.405442         449,236.1150
01/01/2017 to 12/31/2017         9.405442         12.486203         361,300.4032
01/01/2018 to 12/31/2018        12.486203         10.174561         360,783.7447
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

01/01/2009 to 12/31/2009         6.046592          8.483058         764,891.8100
01/01/2010 to 12/31/2010         8.483058          8.923930         707,873.5558
01/01/2011 to 12/31/2011         8.923930          7.527931         663,835.9042
01/01/2012 to 12/31/2012         7.527931          8.699940         583,178.8331
01/01/2013 to 04/26/2013         8.699940          9.017323               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.729941         10.586364       2,023,968.6400
01/01/2010 to 12/31/2010        10.586364         10.418325       1,501,868.6819
01/01/2011 to 12/31/2011        10.418325         10.253403       1,602,794.4528
01/01/2012 to 12/31/2012        10.253403         10.089764       1,450,320.5138
01/01/2013 to 12/31/2013        10.089764          9.929608       1,585,782.0072
01/01/2014 to 12/31/2014         9.929608          9.771994       1,509,614.7164
01/01/2015 to 12/31/2015         9.771994          9.616882       1,365,868.6703
01/01/2016 to 12/31/2016         9.616882          9.474845       1,210,666.3032
01/01/2017 to 12/31/2017         9.474845          9.384038       1,019,460.2083
01/01/2018 to 12/31/2018         9.384038          9.377309         897,759.0687
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        13.698319      13.950796             115,783.5097
01/01/2015 to 12/31/2015        13.950796      13.648964              85,323.9795
01/01/2016 to 12/31/2016        13.648964      14.040820             163,793.3779
01/01/2017 to 12/31/2017        14.040820      14.776512             178,675.9865
01/01/2018 to 12/31/2018        14.776512      14.161020             224,515.7748
--------------------------      ---------      ---------             ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         9.043675      10.938981           4,067,866.1600
01/01/2010 to 12/31/2010        10.938981      11.939096           4,370,498.7801
01/01/2011 to 12/31/2011        11.939096      11.958591           4,189,134.7331
01/01/2012 to 12/31/2012        11.958591      13.051863           4,752,401.2437
01/01/2013 to 12/31/2013        13.051863      14.010940           3,820,510.1185
01/01/2014 to 04/25/2014        14.010940      14.117312                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.744835      10.851048           8,276,339.8100
01/01/2010 to 12/31/2010        10.851048      12.003012           8,013,002.7479
01/01/2011 to 12/31/2011        12.003012      11.799088           7,741,652.2586
01/01/2012 to 12/31/2012        11.799088      13.049943           6,984,652.7794
01/01/2013 to 12/31/2013        13.049943      14.669803           6,288,329.9313
01/01/2014 to 04/25/2014        14.669803      14.725478                   0.0000
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.292191      14.672253           9,015,968.0922
01/01/2015 to 12/31/2015        14.672253      14.284376           7,904,797.1888
01/01/2016 to 12/31/2016        14.284376      14.913452           7,074,836.2168
01/01/2017 to 12/31/2017        14.913452      16.239397           6,109,886.6843
01/01/2018 to 12/31/2018        16.239397      15.276927           5,217,709.6992
--------------------------      ---------      ---------           --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.346747      10.541860          21,644,875.5600
01/01/2010 to 12/31/2010        10.541860      11.784043          20,159,247.7024
01/01/2011 to 12/31/2011        11.784043      11.399904          18,682,792.0813
01/01/2012 to 12/31/2012        11.399904      12.780853          17,332,446.1695
01/01/2013 to 12/31/2013        12.780853      15.020517          15,842,749.3353
01/01/2014 to 04/25/2014        15.020517      15.032150                   0.0000
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.697744      15.202924          14,805,602.9536
01/01/2015 to 12/31/2015        15.202924      14.771918          13,803,984.4400
01/01/2016 to 12/31/2016        14.771918      15.570381          12,658,289.6541
01/01/2017 to 12/31/2017        15.570381      17.581357          11,297,123.7319
01/01/2018 to 12/31/2018        17.581357      16.241134          10,200,713.1779
--------------------------      ---------      ---------          ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-
 ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         8.019935      10.268189          19,015,499.5900
01/01/2010 to 12/31/2010        10.268189      11.670563          18,125,112.4005
01/01/2011 to 12/31/2011        11.670563      11.040799          16,814,070.4147
01/01/2012 to 12/31/2012        11.040799      12.572620          16,034,184.7504
01/01/2013 to 12/31/2013        12.572620      15.579528          16,985,476.3888
01/01/2014 to 04/25/2014        15.579528      15.506799                   0.0000
--------------------------      ---------      ---------          ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH
STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.023948          8.886076        2,473,643.2300
01/01/2010 to 12/31/2010         8.886076          9.623600        2,609,344.5307
01/01/2011 to 12/31/2011         9.623600          9.304422        2,557,307.4329
01/01/2012 to 12/31/2012         9.304422         10.632302        2,220,148.5028
01/01/2013 to 04/26/2013        10.632302         11.438970                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        14.671265         15.263092       16,396,332.8574
01/01/2015 to 12/31/2015        15.263092         14.766037       15,391,655.3488
01/01/2016 to 12/31/2016        14.766037         15.714653       14,132,030.1427
01/01/2017 to 12/31/2017        15.714653         18.429430       12,961,901.5241
01/01/2018 to 12/31/2018        18.429430         16.664108       11,695,924.9248
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.704398         12.095358          261,209.3300
01/01/2010 to 12/31/2010        12.095358         13.660430          216,373.5206
01/01/2011 to 12/31/2011        13.660430         14.316621          195,324.9369
01/01/2012 to 12/31/2012        14.316621         15.719850          174,624.8563
01/01/2013 to 12/31/2013        15.719850         21.118530          206,320.9663
01/01/2014 to 12/31/2014        21.118530         21.131208          179,641.9367
01/01/2015 to 12/31/2015        21.131208         18.785869          144,610.4181
01/01/2016 to 12/31/2016        18.785869         22.675559          139,124.0033
01/01/2017 to 12/31/2017        22.675559         25.115015          124,025.3802
01/01/2018 to 12/31/2018        25.115015         21.398067          119,198.5962
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.132460         14.231178           15,451.6300
01/01/2010 to 12/31/2010        14.231178         17.169192           15,688.5208
01/01/2011 to 12/31/2011        17.169192         14.150930           16,194.2469
01/01/2012 to 12/31/2012        14.150930         16.418403           15,405.4116
01/01/2013 to 12/31/2013        16.418403         20.617768           23,577.3984
01/01/2014 to 12/31/2014        20.617768         18.932119           25,845.0321
01/01/2015 to 12/31/2015        18.932119         19.703879           25,956.3495
01/01/2016 to 12/31/2016        19.703879         20.520943           25,171.3041
01/01/2017 to 12/31/2017        20.520943         26.345304           15,938.0942
01/01/2018 to 12/31/2018        26.345304         20.593947           18,579.9907
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        22.348644         22.717309           17,512.1441
01/01/2017 to 12/31/2017        22.717309         26.563097           31,159.3867
01/01/2018 to 12/31/2018        26.563097         26.046865           31,097.8988
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009        12.995244         15.910675                0.0000
01/01/2010 to 12/31/2010        15.910675         18.152803            6,541.8132
01/01/2011 to 12/31/2011        18.152803         16.994843            2,202.4542
01/01/2012 to 12/31/2012        16.994843         18.459187            4,373.5910
01/01/2013 to 12/31/2013        18.459187         24.109085           12,324.7558
01/01/2014 to 12/31/2014        24.109085         26.320086            9,720.3395
01/01/2015 to 12/31/2015        26.320086         25.837392            9,712.9098
01/01/2016 to 04/29/2016        25.837392         25.981652                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)

01/01/2009 to 12/31/2009         8.873076         11.511510      1,265,180.3900
01/01/2010 to 12/31/2010        11.511510         12.667599      1,132,850.1142
01/01/2011 to 12/31/2011        12.667599         11.945921      1,109,967.2411
01/01/2012 to 12/31/2012        11.945921         13.248456        960,981.7607
01/01/2013 to 12/31/2013        13.248456         17.409738        912,045.4309
01/01/2014 to 12/31/2014        17.409738         18.923249        721,485.3257
01/01/2015 to 12/31/2015        18.923249         19.044988        581,308.7163
01/01/2016 to 12/31/2016        19.044988         20.083227        519,152.4708
01/01/2017 to 12/31/2017        20.083227         23.504930        455,869.1651
01/01/2018 to 12/31/2018        23.504930         23.072132        380,654.4329
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.753325         17.563771         92,690.1524
01/01/2014 to 12/31/2014        17.563771         19.164892         80,369.8071
01/01/2015 to 12/31/2015        19.164892         19.351862         66,995.7170
01/01/2016 to 12/31/2016        19.351862         20.026964         60,935.3407
01/01/2017 to 12/31/2017        20.026964         24.624744         49,085.6586
01/01/2018 to 12/31/2018        24.624744         22.801743         46,807.5320
--------------------------      ---------         ---------      --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         7.893597         11.432244        171,557.6200
01/01/2010 to 12/31/2010        11.432244         14.307007        123,011.2352
01/01/2011 to 12/31/2011        14.307007         13.029205        115,323.8410
01/01/2012 to 12/31/2012        13.029205         13.593123        106,998.9324
01/01/2013 to 04/26/2013        13.593123         14.658279              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.059753         11.069917        438,301.9600
01/01/2010 to 12/31/2010        11.069917         12.126850        411,086.8915
01/01/2011 to 12/31/2011        12.126850         11.961220        330,681.2756
01/01/2012 to 12/31/2012        11.961220         13.601550        469,918.0235
01/01/2013 to 12/31/2013        13.601550         18.302575        440,973.3259
01/01/2014 to 12/31/2014        18.302575         19.586920        390,349.4705
01/01/2015 to 12/31/2015        19.586920         21.307636        317,928.7432
01/01/2016 to 12/31/2016        21.307636         20.942211        284,429.5706
01/01/2017 to 12/31/2017        20.942211         28.234472        236,976.3920
01/01/2018 to 12/31/2018        28.234472         27.815447        208,892.8437
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.715558          6.932672        166,719.7500
01/01/2010 to 12/31/2010         6.932672          7.872314        129,247.0632
01/01/2011 to 12/31/2011         7.872314          7.450121        159,186.2622
01/01/2012 to 12/31/2012         7.450121          8.260356         63,730.0444
01/01/2013 to 04/26/2013         8.260356          8.871479              0.0000
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.438802          7.691650        430,461.7400
01/01/2010 to 12/31/2010         7.691650          8.280910        346,728.3459
01/01/2011 to 12/31/2011         8.280910          8.037222        298,418.1038
01/01/2012 to 04/27/2012         8.037222          9.035962              0.0000
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/01/2009 to 12/31/2009        14.105861      14.593884           27,717.8300
01/01/2010 to 12/31/2010        14.593884      15.173825           28,558.3036
01/01/2011 to 12/31/2011        15.173825      16.001403           33,414.1832
01/01/2012 to 12/31/2012        16.001403      16.310287           40,935.1541
01/01/2013 to 12/31/2013        16.310287      15.638812           32,380.1526
01/01/2014 to 12/31/2014        15.638812      16.230879           26,938.7434
01/01/2015 to 12/31/2015        16.230879      15.964250           38,603.3312
01/01/2016 to 12/31/2016        15.964250      16.038659           60,346.2193
01/01/2017 to 12/31/2017        16.038659      16.248460           59,428.9402
01/01/2018 to 12/31/2018        16.248460      15.910625           48,221.1590
--------------------------      ---------      ---------           -----------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.886608      13.552069           12,612.7000
01/01/2010 to 12/31/2010        13.552069      16.793842            7,291.7703
01/01/2011 to 12/31/2011        16.793842      16.157675           13,953.8392
01/01/2012 to 12/31/2012        16.157675      18.645282           24,403.1756
01/01/2013 to 12/31/2013        18.645282      24.359398           31,100.5660
01/01/2014 to 12/31/2014        24.359398      26.181194           39,343.1136
01/01/2015 to 12/31/2015        26.181194      25.075747           48,480.7875
01/01/2016 to 12/31/2016        25.075747      29.633721           45,046.0201
01/01/2017 to 12/31/2017        29.633721      33.715240           56,761.5715
01/01/2018 to 12/31/2018        33.715240      29.340250           51,086.7200
--------------------------      ---------      ---------           -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.036620      11.629649           15,741.6600
01/01/2010 to 12/31/2010        11.629649      12.333790           17,014.4042
01/01/2011 to 12/31/2011        12.333790      10.602515            9,084.4016
01/01/2012 to 12/31/2012        10.602515      12.305116            9,563.5923
01/01/2013 to 12/31/2013        12.305116      14.705830           20,196.1462
01/01/2014 to 12/31/2014        14.705830      13.556208           48,763.4931
01/01/2015 to 12/31/2015        13.556208      13.166143           81,976.1570
01/01/2016 to 12/31/2016        13.166143      13.082675           80,610.5806
01/01/2017 to 12/31/2017        13.082675      16.035829           87,735.3597
01/01/2018 to 12/31/2018        16.035829      13.551212           87,979.7176
--------------------------      ---------      ---------           -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.201841      13.769524            8,138.1900
01/01/2010 to 12/31/2010        13.769524      17.148383            1,874.8261
01/01/2011 to 12/31/2011        17.148383      16.146327           12,300.4348
01/01/2012 to 12/31/2012        16.146327      18.422276           12,162.7227
01/01/2013 to 12/31/2013        18.422276      25.041316           25,716.1579
01/01/2014 to 12/31/2014        25.041316      25.809501           32,895.6284
01/01/2015 to 12/31/2015        25.809501      24.247567           34,766.7377
01/01/2016 to 12/31/2016        24.247567      28.856113           36,516.6866
01/01/2017 to 12/31/2017        28.856113      32.460147           47,295.6624
01/01/2018 to 12/31/2018        32.460147      28.362526           40,492.0039
--------------------------      ---------      ---------           -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.414024         10.426819       270,690.6300
01/01/2010 to 12/31/2010        10.426819         11.748324       267,014.9565
01/01/2011 to 12/31/2011        11.748324         11.751302       282,649.7718
01/01/2012 to 12/31/2012        11.751302         13.347990       281,521.5604
01/01/2013 to 12/31/2013        13.347990         17.300179       327,502.7972
01/01/2014 to 12/31/2014        17.300179         19.255728       359,434.5459
01/01/2015 to 12/31/2015        19.255728         19.123163       312,650.5837
01/01/2016 to 12/31/2016        19.123163         20.961805       313,085.5197
01/01/2017 to 12/31/2017        20.961805         25.010210       319,803.7030
01/01/2018 to 12/31/2018        25.010210         23.422030       295,384.0909
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.346666         21.408098       228,026.1743
01/01/2014 to 12/31/2014        21.408098         23.293524       205,181.5661
01/01/2015 to 12/31/2015        23.293524         22.840233       162,251.7878
01/01/2016 to 12/31/2016        22.840233         25.646065       149,742.1524
01/01/2017 to 12/31/2017        25.646065         29.677927       136,626.0215
01/01/2018 to 12/31/2018        29.677927         26.213290       130,584.0586
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         6.591041          8.100526       606,327.8600
01/01/2010 to 12/31/2010         8.100526          8.850782       620,363.6578
01/01/2011 to 12/31/2011         8.850782          8.662946       595,951.6049
01/01/2012 to 12/31/2012         8.662946          9.711073       537,657.6449
01/01/2013 to 04/26/2013         9.711073         10.630851             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.179191         20.176973       108,377.4081
01/01/2014 to 12/31/2014        20.176973         19.797033        94,218.6046
01/01/2015 to 12/31/2015        19.797033         19.556829        84,149.0441
01/01/2016 to 12/31/2016        19.556829         22.786677        76,423.0859
01/01/2017 to 12/31/2017        22.786677         25.899379        67,139.3017
01/01/2018 to 12/31/2018        25.899379         23.705606        58,511.5988
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.433749         12.696966       148,947.8700
01/01/2010 to 12/31/2010        12.696966         15.351926       136,161.6882
01/01/2011 to 12/31/2011        15.351926         14.311582       143,218.4122
01/01/2012 to 12/31/2012        14.311582         14.827643       127,931.9868
01/01/2013 to 04/26/2013        14.827643         16.067029             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.004515          8.832540       345,202.7821
01/01/2014 to 12/31/2014         8.832540          9.459526       353,078.1149
01/01/2015 to 12/31/2015         9.459526         10.288041       302,594.0331
01/01/2016 to 12/31/2016        10.288041         10.279831       282,510.7106
01/01/2017 to 12/31/2017        10.279831         13.504012       254,483.3159
01/01/2018 to 12/31/2018        13.504012         13.135104       233,571.2716
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         3.466669          5.423684       191,746.2100
01/01/2010 to 12/31/2010         5.423684          6.815663       204,702.5014
01/01/2011 to 12/31/2011         6.815663          6.043953       184,072.7008
01/01/2012 to 12/31/2012         6.043953          6.668266       163,015.7639
01/01/2013 to 04/26/2013         6.668266          6.968715             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.60% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.615690         14.752537         5,222.5200
01/01/2010 to 12/31/2010        14.752537         18.732453        43,115.4499
01/01/2011 to 12/31/2011        18.732453         15.361565        65,783.5895
01/01/2012 to 12/31/2012        15.361565         15.506197        61,713.0192
01/01/2013 to 12/31/2013        15.506197         16.901273        39,402.7459
01/01/2014 to 12/31/2014        16.901273         13.501963        42,908.4450
01/01/2015 to 12/31/2015        13.501963          8.934732        38,838.7451
01/01/2016 to 12/31/2016         8.934732         12.638993        27,888.4481
01/01/2017 to 12/31/2017        12.638993         12.346767        26,780.1248
01/01/2018 to 12/31/2018        12.346767          8.644100        27,858.9483
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        28.728516         29.758273       123,600.1684
01/01/2017 to 12/31/2017        29.758273         31.610434       117,830.4459
01/01/2018 to 12/31/2018        31.610434         29.854206       112,785.1492
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009        15.426805         20.764874       318,056.5400
01/01/2010 to 12/31/2010        20.764874         23.084982       271,163.3403
01/01/2011 to 12/31/2011        23.084982         23.732450       233,488.4675
01/01/2012 to 12/31/2012        23.732450         26.377521       214,421.6133
01/01/2013 to 12/31/2013        26.377521         28.030120       169,516.5109
01/01/2014 to 12/31/2014        28.030120         28.917307       152,043.0945
01/01/2015 to 12/31/2015        28.917307         27.839496       136,501.6504
01/01/2016 to 04/29/2016        27.839496         28.666781             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        29.315106         30.392485        32,193.7553
01/01/2017 to 12/31/2017        30.392485         32.299917        31,288.3512
01/01/2018 to 12/31/2018        32.299917         30.539851        28,462.2301
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010        11.776604         12.353553        38,150.5395
01/01/2011 to 12/31/2011        12.353553         12.578305       161,695.9862
01/01/2012 to 12/31/2012        12.578305         13.795504        75,728.5778
01/01/2013 to 12/31/2013        13.795504         13.768082        68,062.6657
01/01/2014 to 12/31/2014        13.768082         14.151507        74,660.5253
01/01/2015 to 12/31/2015        14.151507         13.723918        76,236.7431
01/01/2016 to 04/29/2016        13.723918         14.054991             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.821074         16.205260       356,921.0300
01/01/2010 to 12/31/2010        16.205260         16.824014       333,567.8734
01/01/2011 to 12/31/2011        16.824014         17.429548       274,569.8444
01/01/2012 to 12/31/2012        17.429548         17.674177       243,731.0716
01/01/2013 to 12/31/2013        17.674177         17.236178       120,889.1992
01/01/2014 to 12/31/2014        17.236178         17.395157       104,583.2206
01/01/2015 to 12/31/2015        17.395157         17.171609        90,916.5684
01/01/2016 to 12/31/2016        17.171609         17.071639        90,030.4414
01/01/2017 to 12/31/2017        17.071639         17.082986        90,135.3622
01/01/2018 to 12/31/2018        17.082986         16.927627        82,819.0307

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).


Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company(SM)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B) (formerly         consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)                                    growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)                                    and growth of capital, with a greater
                                              emphasis on income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B) (formerly         Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase

      Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




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(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



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  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




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(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




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  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




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APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2019             $100,000
    B    Account Value                           9/1/2020 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2020             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2020             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2020          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2021 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2021             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2021          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2021             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2021             $  9,000
    G    Percentage Reduction in Account                 9/2/2021                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2021             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2021          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2021          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2021             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                          CLASS L AND CLASS L - 4 YEAR


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


SAI-0419BLICMOL
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  SERVICES.................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   13
  Class L..................................................   13
  Class L-4 Year...........................................  103
  FINANCIAL STATEMENTS.....................................  163

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Variable Annuity Account C (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $604,739,251          $0
  2017        $599,512,866          $0
  2016        $568,161,672          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC


J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by

     "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental
Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

CLASS L





                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.188418          10.515091              0.0000
01/01/2013 to 12/31/2013         10.515091          11.490127              0.0000
01/01/2014 to 12/31/2014         11.490127          12.126533          2,150.5384
01/01/2015 to 12/31/2015         12.126533          11.991176          2,040.3152
01/01/2016 to 12/31/2016         11.991176          12.212986          1,927.8592
01/01/2017 to 12/31/2017         12.212986          13.642936          1,799.8420
01/01/2018 to 12/31/2018         13.642936          12.476909          1,618.4803
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.997179           8.896655        131,683.8200
01/01/2010 to 12/31/2010          8.896655           9.810440        130,315.7839
01/01/2011 to 12/31/2011          9.810440           9.440218        116,023.3170
01/01/2012 to 12/31/2012          9.440218          10.535816         88,284.6438
01/01/2013 to 12/31/2013         10.535816          12.277863         58,593.7427
01/01/2014 to 12/31/2014         12.277863          12.801090         66,573.7275
01/01/2015 to 12/31/2015         12.801090          12.496508         62,823.7970
01/01/2016 to 12/31/2016         12.496508          13.245376         63,554.7745
01/01/2017 to 12/31/2017         13.245376          15.217947        123,077.2327
01/01/2018 to 12/31/2018         15.217947          14.314982        132,644.3465
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.346661           8.363656         54,817.6900
01/01/2010 to 12/31/2010          8.363656           9.331438        105,605.7651
01/01/2011 to 12/31/2011          9.331438           8.740243         96,031.2856
01/01/2012 to 12/31/2012          8.740243           9.980552         96,318.5207
01/01/2013 to 12/31/2013          9.980552          12.276064         63,741.3649
01/01/2014 to 12/31/2014         12.276064          12.840078         70,786.4589
01/01/2015 to 12/31/2015         12.840078          12.528224         62,087.7298
01/01/2016 to 12/31/2016         12.528224          13.420501         55,212.1679
01/01/2017 to 12/31/2017         13.420501          16.011551         46,489.2787
01/01/2018 to 12/31/2018         16.011551          14.832065         62,461.4081
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.747760           7.848451          9,274.5900
01/01/2010 to 12/31/2010          7.848451           9.130326          9,340.9570
01/01/2011 to 12/31/2011          9.130326           8.563666          9,222.0808
01/01/2012 to 12/31/2012          8.563666           9.884458          8,510.4284
01/01/2013 to 12/31/2013          9.884458          12.612403          8,323.7670
01/01/2014 to 12/31/2014         12.612403          13.414557         11,891.3584
01/01/2015 to 12/31/2015         13.414557          14.044549         12,943.6442
01/01/2016 to 12/31/2016         14.044549          15.064238         18,022.8870
01/01/2017 to 12/31/2017         15.064238          18.943568         17,925.8131
01/01/2018 to 12/31/2018         18.943568          18.529538         17,138.1475
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.669513           9.304391         77,635.4300
01/01/2010 to 12/31/2010          9.304391          10.053851         98,426.4171
01/01/2011 to 12/31/2011         10.053851           9.903644         91,535.2599
01/01/2012 to 12/31/2012          9.903644          10.791138         87,089.2656
01/01/2013 to 12/31/2013         10.791138          12.043688         51,657.5609
01/01/2014 to 12/31/2014         12.043688          12.562312         46,086.6370
01/01/2015 to 12/31/2015         12.562312          12.260885         56,273.3500
01/01/2016 to 12/31/2016         12.260885          12.899594         51,228.8196
01/01/2017 to 12/31/2017         12.899594          14.327049         72,132.7627
01/01/2018 to 12/31/2018         14.327049          13.603227         64,381.0988
--------------------------       ---------          ---------         -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.118844          11.501942          7,398.9820
01/01/2013 to 12/31/2013         11.501942          10.924562              0.0000
01/01/2014 to 12/31/2014         10.924562          11.169773              0.0000
01/01/2015 to 12/31/2015         11.169773           9.930173              0.0000
01/01/2016 to 12/31/2016          9.930173          10.637649              0.0000
01/01/2017 to 12/31/2017         10.637649          11.484040              0.0000
01/01/2018 to 12/31/2018         11.484040          10.572667              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.944106          10.245474            729.0150
01/01/2013 to 12/31/2013         10.245474          11.111140          1,447.7508
01/01/2014 to 12/31/2014         11.111140          11.570088          4,191.5832
01/01/2015 to 12/31/2015         11.570088          11.362683          5,275.7736
01/01/2016 to 12/31/2016         11.362683          11.666197          5,020.0708
01/01/2017 to 12/31/2017         11.666197          12.996573          4,759.7487
01/01/2018 to 12/31/2018         12.996573          11.858421          4,450.2951
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.120372          17.474901          2,126.3900
01/01/2010 to 12/31/2010         17.474901          19.890213          3,808.4574
01/01/2011 to 12/31/2011         19.890213          20.014124          2,054.4483
01/01/2012 to 12/31/2012         20.014124          22.929971          3,339.3115
01/01/2013 to 12/31/2013         22.929971          24.647538         11,456.4055
01/01/2014 to 12/31/2014         24.647538          25.030585          5,675.9833
01/01/2015 to 12/31/2015         25.030585          23.612687          4,317.7561
01/01/2016 to 12/31/2016         23.612687          26.459687          3,532.7860
01/01/2017 to 12/31/2017         26.459687          28.033530          3,531.6317
01/01/2018 to 12/31/2018         28.033530          26.766535          3,317.3999
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.626229           9.945388        167,174.7700
01/01/2010 to 12/31/2010          9.945388          11.391304        146,484.5682
01/01/2011 to 12/31/2011         11.391304          10.552787        131,806.4997
01/01/2012 to 12/31/2012         10.552787          12.110842        124,100.8363
01/01/2013 to 12/31/2013         12.110842          15.420093        119,756.1125
01/01/2014 to 12/31/2014         15.420093          15.931601        113,707.9028
01/01/2015 to 12/31/2015         15.931601          15.348487        102,773.0428
01/01/2016 to 12/31/2016         15.348487          16.444579         97,006.4051
01/01/2017 to 12/31/2017         16.444579          19.876267         76,529.2437
01/01/2018 to 12/31/2018         19.876267          17.572664         65,645.9311
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.970977          10.412592              0.0000
01/01/2013 to 12/31/2013         10.412592          11.707308              0.0000
01/01/2014 to 12/31/2014         11.707308          12.620486         10,197.4852
01/01/2015 to 12/31/2015         12.620486          11.900565          9,479.0070
01/01/2016 to 12/31/2016         11.900565          12.678679          8,580.3552
01/01/2017 to 12/31/2017         12.678679          14.750840          7,546.5074
01/01/2018 to 12/31/2018         14.750840          13.433206          6,984.3222
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.800706          14.670540         68,085.3200
01/01/2010 to 12/31/2010         14.670540          17.293298         57,628.3976
01/01/2011 to 12/31/2011         17.293298          15.474716         53,249.2335
01/01/2012 to 12/31/2012         15.474716          17.948868         46,980.9940
01/01/2013 to 12/31/2013         17.948868          23.372214         45,269.5403
01/01/2014 to 12/31/2014         23.372214          23.372395         39,482.1395
01/01/2015 to 12/31/2015         23.372395          21.735600         34,883.0892
01/01/2016 to 12/31/2016         21.735600          28.048371         30,279.5360
01/01/2017 to 12/31/2017         28.048371          30.803191         28,562.9794
01/01/2018 to 12/31/2018         30.803191          25.668063         27,487.0596
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.139902          10.198371          5,240.3600
01/01/2010 to 12/31/2010         10.198371          12.398539         14,195.5881
01/01/2011 to 12/31/2011         12.398539           9.909879         19,340.5656
01/01/2012 to 12/31/2012          9.909879          11.582864         16,208.4138
01/01/2013 to 12/31/2013         11.582864          10.820375         16,224.3257
01/01/2014 to 12/31/2014         10.820375           9.944246         10,596.4322
01/01/2015 to 12/31/2015          9.944246           8.426126         11,083.5126
01/01/2016 to 12/31/2016          8.426126           9.236944         10,730.4500
01/01/2017 to 12/31/2017          9.236944          11.654382         10,183.9155
01/01/2018 to 12/31/2018         11.654382           9.832048          5,784.4313
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997671          10.201985          1,296.4455
01/01/2011 to 12/31/2011         10.201985          10.231789          1,289.1210
01/01/2012 to 12/31/2012         10.231789          10.795791          2,926.2907
01/01/2013 to 12/31/2013         10.795791          11.020980          9,624.8810
01/01/2014 to 12/31/2014         11.020980          10.914961          3,704.0020
01/01/2015 to 12/31/2015         10.914961          10.641364          3,369.3406
01/01/2016 to 12/31/2016         10.641364          11.431700         14,605.7531
01/01/2017 to 12/31/2017         11.431700          11.652839         14,968.1655
01/01/2018 to 12/31/2018         11.652839          11.490918         14,839.2552
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987672           9.747194              0.0000
01/01/2012 to 12/31/2012          9.747194          10.003456          2,924.2406
01/01/2013 to 12/31/2013         10.003456           9.948991          7,238.3820
01/01/2014 to 12/31/2014          9.948991           9.884750          7,395.7786
01/01/2015 to 12/31/2015          9.884750           9.657634         10,122.4910
01/01/2016 to 12/31/2016          9.657634           9.792357          9,714.4970
01/01/2017 to 12/31/2017          9.792357           9.755947          7,581.7151
01/01/2018 to 12/31/2018          9.755947           9.632471          7,467.2660
--------------------------       ---------          ---------         -----------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           9.998137          10.875255             0.0000
01/01/2010 to 12/31/2010          10.875255          12.139976             0.0000
01/01/2011 to 12/31/2011          12.139976          11.896288             0.0000
01/01/2012 to 12/31/2012          11.896288          13.365653             0.0000
01/01/2013 to 12/31/2013          13.365653          13.276677             0.0000
01/01/2014 to 12/31/2014          13.276677          13.201749             0.0000
01/01/2015 to 12/31/2015          13.201749          12.439278             0.0000
01/01/2016 to 12/31/2016          12.439278          12.336560             0.0000
01/01/2017 to 12/31/2017          12.336560          12.146137             0.0000
01/01/2018 to 12/31/2018          12.146137          12.060082             0.0000
--------------------------        ---------          ---------             ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.244955          12.246189        20,571.3000
01/01/2010 to 12/31/2010          12.246189          13.979123        17,275.1881
01/01/2011 to 12/31/2011          13.979123          12.976144        15,382.0131
01/01/2012 to 12/31/2012          12.976144          16.071691        14,665.0482
01/01/2013 to 12/31/2013          16.071691          16.361006        21,625.8048
01/01/2014 to 12/31/2014          16.361006          18.219333        16,867.5863
01/01/2015 to 12/31/2015          18.219333          17.661157        14,993.7972
01/01/2016 to 12/31/2016          17.661157          17.515237        13,532.1967
01/01/2017 to 12/31/2017          17.515237          19.071237        12,778.2377
01/01/2018 to 12/31/2018          19.071237          17.127041        12,185.4321
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.613253           6.030462       112,605.1500
01/01/2010 to 12/31/2010           6.030462           7.339169        98,309.3705
01/01/2011 to 12/31/2011           7.339169           7.450037        86,406.8035
01/01/2012 to 12/31/2012           7.450037           8.679293        72,099.0270
01/01/2013 to 12/31/2013           8.679293          12.424274        59,793.4976
01/01/2014 to 12/31/2014          12.424274          14.522602        55,493.8249
01/01/2015 to 12/31/2015          14.522602          13.701458        52,982.4320
01/01/2016 to 12/31/2016          13.701458          13.831577        51,872.3536
01/01/2017 to 12/31/2017          13.831577          16.102450        51,262.5662
01/01/2018 to 12/31/2018          16.102450          14.712204        48,769.4596
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         138.959822         142.621142            73.8465
01/01/2011 to 12/31/2011         142.621142         129.641895            73.4423
01/01/2012 to 12/31/2012         129.641895         156.141071           171.0345
01/01/2013 to 12/31/2013         156.141071         197.698607           225.4809
01/01/2014 to 04/25/2014         197.698607         205.670490             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.592839           6.229921         2,308.2800
01/01/2010 to 12/31/2010           6.229921           6.574211         2,591.5912
01/01/2011 to 04/29/2011           6.574211           6.983591             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.740046          10.884172             0.0000
01/01/2013 to 12/31/2013          10.884172          10.217080             0.0000
01/01/2014 to 12/31/2014          10.217080          10.803915             0.0000
01/01/2015 to 12/31/2015          10.803915          10.667482             0.0000
01/01/2016 to 12/31/2016          10.667482          10.625822             0.0000
01/01/2017 to 12/31/2017          10.625822          10.718809           312.1814
01/01/2018 to 12/31/2018          10.718809          10.530304           447.3941
--------------------------       ----------         ----------       ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.121298          16.954259         90,560.0500
01/01/2010 to 12/31/2010         16.954259          19.405629         78,893.4105
01/01/2011 to 12/31/2011         19.405629          16.359204         70,711.0583
01/01/2012 to 12/31/2012         16.359204          20.786563         59,510.9950
01/01/2013 to 12/31/2013         20.786563          26.667256         56,556.0730
01/01/2014 to 12/31/2014         26.667256          24.699703         54,564.7501
01/01/2015 to 12/31/2015         24.699703          23.185213         45,990.2049
01/01/2016 to 12/31/2016         23.185213          24.658455         43,896.2560
01/01/2017 to 12/31/2017         24.658455          31.621070         37,215.7969
01/01/2018 to 12/31/2018         31.621070          23.632986         35,638.8753
--------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010663           1.045831        415,616.9230
01/01/2013 to 12/31/2013          1.045831           1.047337        145,310.3798
01/01/2014 to 12/31/2014          1.047337           1.087147        141,113.0773
01/01/2015 to 12/31/2015          1.087147           1.023876        136,434.5397
01/01/2016 to 12/31/2016          1.023876           1.124561        132,211.9898
01/01/2017 to 12/31/2017          1.124561           1.216227        129,601.5802
01/01/2018 to 12/31/2018          1.216227           1.118675        110,544.2425
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.204322           8.964934          3,472.9000
01/01/2010 to 12/31/2010          8.964934          10.123079          4,249.0235
01/01/2011 to 12/31/2011         10.123079           9.805176          3,714.2602
01/01/2012 to 12/31/2012          9.805176          11.415893          5,725.2051
01/01/2013 to 12/31/2013         11.415893          15.195357          7,817.8346
01/01/2014 to 12/31/2014         15.195357          16.330397          9,088.7513
01/01/2015 to 12/31/2015         16.330397          15.096452          8,298.2163
01/01/2016 to 12/31/2016         15.096452          17.409352          9,218.2473
01/01/2017 to 12/31/2017         17.409352          20.201278          8,997.5060
01/01/2018 to 12/31/2018         20.201278          17.444978          6,364.6194
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.477905          12.469523         71,031.1800
01/01/2010 to 12/31/2010         12.469523          15.469377         63,296.4444
01/01/2011 to 12/31/2011         15.469377          15.044709         55,993.6491
01/01/2012 to 12/31/2012         15.044709          17.486156         49,035.7549
01/01/2013 to 12/31/2013         17.486156          24.098401         45,721.4219
01/01/2014 to 12/31/2014         24.098401          25.566439         36,111.7757
01/01/2015 to 12/31/2015         25.566439          24.705705         31,723.1291
01/01/2016 to 12/31/2016         24.705705          27.066666         29,958.2870
01/01/2017 to 12/31/2017         27.066666          33.353081         24,487.1252
01/01/2018 to 12/31/2018         33.353081          29.821121         23,134.2943
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.065340          10.504568         10,600.1589
01/01/2014 to 12/31/2014         10.504568          10.853381         10,160.7732
01/01/2015 to 12/31/2015         10.853381          10.721965         14,594.1183
01/01/2016 to 12/31/2016         10.721965          10.776295         10,188.4584
01/01/2017 to 12/31/2017         10.776295          10.946010         11,876.1690
01/01/2018 to 12/31/2018         10.946010          10.762816         12,083.6365
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.933915           9.848047          3,737.7300
01/01/2010 to 12/31/2010          9.848047          10.272748          5,826.2190
01/01/2011 to 12/31/2011         10.272748          10.684718          9,590.9177
01/01/2012 to 12/31/2012         10.684718          11.020045         11,961.5862
01/01/2013 to 04/26/2013         11.020045          10.991333              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012718           1.047873              0.0000
01/01/2013 to 12/31/2013          1.047873           1.143398              0.0000
01/01/2014 to 12/31/2014          1.143398           1.202541         21,534.2441
01/01/2015 to 12/31/2015          1.202541           1.192843         20,430.5330
01/01/2016 to 12/31/2016          1.192843           1.206780         19,304.4661
01/01/2017 to 12/31/2017          1.206780           1.384133         18,022.5911
01/01/2018 to 12/31/2018          1.384133           1.262869         16,206.5487
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996809           1.038256              0.0000
01/01/2015 to 12/31/2015          1.038256           1.010713              0.0000
01/01/2016 to 12/31/2016          1.010713           1.013500              0.0000
01/01/2017 to 12/31/2017          1.013500           1.150797              0.0000
01/01/2018 to 04/30/2018          1.150797           1.121166              0.0000
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.744379          10.721656          3,188.4200
01/01/2010 to 12/31/2010         10.721656          12.861435          4,980.9807
01/01/2011 to 12/31/2011         12.861435          12.457570          4,937.9917
01/01/2012 to 12/31/2012         12.457570          14.320073          3,305.1230
01/01/2013 to 12/31/2013         14.320073          16.490154          3,454.0643
01/01/2014 to 12/31/2014         16.490154          16.774291          3,269.1826
01/01/2015 to 12/31/2015         16.774291          16.693997          3,071.1497
01/01/2016 to 12/31/2016         16.693997          17.196660          3,066.1099
01/01/2017 to 12/31/2017         17.196660          20.791155          3,381.1055
01/01/2018 to 12/31/2018         20.791155          19.337530          3,214.4965
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.781562          11.250795              0.0000
01/01/2014 to 12/31/2014         11.250795          12.085520          2,194.1041
01/01/2015 to 12/31/2015         12.085520          11.737809          2,081.6491
01/01/2016 to 12/31/2016         11.737809          12.043264          1,966.9151
01/01/2017 to 12/31/2017         12.043264          13.681299          1,836.3036
01/01/2018 to 12/31/2018         13.681299          12.483037          1,651.2664
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.946841          12.866064         82,999.7400
01/01/2010 to 12/31/2010         12.866064          14.091939         73,803.7078
01/01/2011 to 12/31/2011         14.091939          12.370383         72,070.3252
01/01/2012 to 12/31/2012         12.370383          14.192640         67,954.8705
01/01/2013 to 12/31/2013         14.192640          16.640515         62,774.6421
01/01/2014 to 12/31/2014         16.640515          15.223038         52,632.2128
01/01/2015 to 12/31/2015         15.223038          14.700931         50,375.1290
01/01/2016 to 12/31/2016         14.700931          14.326607         44,271.2693
01/01/2017 to 12/31/2017         14.326607          18.051664         38,565.9490
01/01/2018 to 12/31/2018         18.051664          15.261931         37,622.1964
--------------------------       ---------          ---------         -----------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999767           1.033445         77,571.2066
01/01/2015 to 12/31/2015          1.033445           0.960376         72,975.2118
01/01/2016 to 12/31/2016          0.960376           1.049213         68,608.1756
01/01/2017 to 12/31/2017          1.049213           1.161532         63,611.7848
01/01/2018 to 12/31/2018          1.161532           1.055157         58,851.0456
--------------------------        --------           --------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.948830          12.707137        114,321.6200
01/01/2010 to 12/31/2010         12.707137          13.462572        126,807.3657
01/01/2011 to 12/31/2011         13.462572          14.710903        115,174.2246
01/01/2012 to 12/31/2012         14.710903          15.782261        111,115.7227
01/01/2013 to 12/31/2013         15.782261          14.077051        108,169.4844
01/01/2014 to 12/31/2014         14.077051          14.240165         93,083.7105
01/01/2015 to 12/31/2015         14.240165          13.564706         83,355.5074
01/01/2016 to 12/31/2016         13.564706          14.000717         74,694.3985
01/01/2017 to 12/31/2017         14.000717          14.242700         73,066.7023
01/01/2018 to 12/31/2018         14.242700          13.664003         67,577.7773
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.893905          14.962046        247,126.7400
01/01/2010 to 12/31/2010         14.962046          15.911764        274,473.1696
01/01/2011 to 12/31/2011         15.911764          16.140123        256,466.8164
01/01/2012 to 12/31/2012         16.140123          17.337670        243,209.9224
01/01/2013 to 12/31/2013         17.337670          16.718928        216,500.4818
01/01/2014 to 12/31/2014         16.718928          17.126132        183,853.1435
01/01/2015 to 12/31/2015         17.126132          16.838293        158,574.1880
01/01/2016 to 12/31/2016         16.838293          16.986493        138,313.8269
01/01/2017 to 12/31/2017         16.986493          17.452590        132,775.6110
01/01/2018 to 12/31/2018         17.452590          17.117370        121,825.7072
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215259          10.730608              0.0000
01/01/2014 to 12/31/2014         10.730608          11.461336            652.0719
01/01/2015 to 12/31/2015         11.461336          11.127129            649.6906
01/01/2016 to 12/31/2016         11.127129          11.439057            647.3431
01/01/2017 to 12/31/2017         11.439057          13.099302            629.4776
01/01/2018 to 04/30/2018         13.099302          12.516143              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.065948              0.0000
01/01/2013 to 12/31/2013          1.065948           1.153942              0.0000
01/01/2014 to 12/31/2014          1.153942           1.222291              0.0000
01/01/2015 to 12/31/2015          1.222291           1.191123              0.0000
01/01/2016 to 12/31/2016          1.191123           1.237247              0.0000
01/01/2017 to 12/31/2017          1.237247           1.390352              0.0000
01/01/2018 to 12/31/2018          1.390352           1.237981          4,716.5284
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.487882          10.421601          5,258.0100
01/01/2010 to 12/31/2010         10.421601          11.500012         24,091.3653
01/01/2011 to 12/31/2011         11.500012          11.426536         21,917.9292
01/01/2012 to 12/31/2012         11.426536          12.675878         21,471.0054
01/01/2013 to 12/31/2013         12.675878          14.073774         20,467.9912
01/01/2014 to 12/31/2014         14.073774          14.640704         16,328.3053
01/01/2015 to 12/31/2015         14.640704          14.111323         14,646.4576
01/01/2016 to 12/31/2016         14.111323          14.675922         12,217.2861
01/01/2017 to 12/31/2017         14.675922          16.717670         11,443.7222
01/01/2018 to 12/31/2018         16.717670          15.362826         10,366.3028
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.781685           9.876750         12,409.4400
01/01/2010 to 12/31/2010          9.876750          11.084748         22,346.9033
01/01/2011 to 12/31/2011         11.084748          10.666243         33,824.9837
01/01/2012 to 12/31/2012         10.666243          12.061785         33,566.8701
01/01/2013 to 12/31/2013         12.061785          14.001609         13,610.0099
01/01/2014 to 12/31/2014         14.001609          14.506040         10,638.4233
01/01/2015 to 12/31/2015         14.506040          13.931917         10,058.0564
01/01/2016 to 12/31/2016         13.931917          14.639379          9,502.1107
01/01/2017 to 12/31/2017         14.639379          17.219636          9,006.1613
01/01/2018 to 12/31/2018         17.219636          15.447073          8,136.6827
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.559995          41.390847         87,051.7900
01/01/2010 to 12/31/2010         41.390847          47.619129         78,032.1993
01/01/2011 to 12/31/2011         47.619129          44.940498         70,929.2443
01/01/2012 to 12/31/2012         44.940498          52.121894         62,291.5511
01/01/2013 to 12/31/2013         52.121894          68.551426         54,681.8381
01/01/2014 to 12/31/2014         68.551426          76.346488         45,320.1798
01/01/2015 to 12/31/2015         76.346488          72.367912         41,806.7316
01/01/2016 to 12/31/2016         72.367912          82.491872         36,119.3064
01/01/2017 to 12/31/2017         82.491872          94.851399         28,333.2348
01/01/2018 to 12/31/2018         94.851399          84.703738         26,483.3235
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.670387           8.109800        122,924.9800
01/01/2010 to 12/31/2010          8.109800          10.180436         92,594.3847
01/01/2011 to 12/31/2011         10.180436           9.844256         85,705.2224
01/01/2012 to 12/31/2012          9.844256          11.001636         78,700.9912
01/01/2013 to 12/31/2013         11.001636          14.772721         77,745.2341
01/01/2014 to 12/31/2014         14.772721          16.379062         67,318.9929
01/01/2015 to 12/31/2015         16.379062          17.177611         56,399.0470
01/01/2016 to 12/31/2016         17.177611          17.937778         53,390.0911
01/01/2017 to 12/31/2017         17.937778          22.000113         52,564.1137
01/01/2018 to 12/31/2018         22.000113          21.153266         46,723.8746
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.036673          19.949853            222.0000
01/01/2010 to 12/31/2010         19.949853          24.620764            216.3198
01/01/2011 to 12/31/2011         24.620764          23.311362            214.4824
01/01/2012 to 12/31/2012         23.311362          26.284529            380.2346
01/01/2013 to 12/31/2013         26.284529          33.672929            607.5157
01/01/2014 to 12/31/2014         33.672929          36.297762            556.9280
01/01/2015 to 12/31/2015         36.297762          32.480771            521.2041
01/01/2016 to 12/31/2016         32.480771          36.884267            504.5295
01/01/2017 to 12/31/2017         36.884267          39.700298            441.2148
01/01/2018 to 12/31/2018         39.700298          35.067179            462.9943
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.577094          12.457178         22,435.0000
01/01/2010 to 12/31/2010         12.457178          15.215147         19,758.2636
01/01/2011 to 12/31/2011         15.215147          14.017731         18,428.0712
01/01/2012 to 12/31/2012         14.017731          16.276960         15,876.7594
01/01/2013 to 12/31/2013         16.276960          21.227624         14,388.8923
01/01/2014 to 12/31/2014         21.227624          23.630659         12,262.5764
01/01/2015 to 12/31/2015         23.630659          21.113789         10,985.5408
01/01/2016 to 12/31/2016         21.113789          23.494483          8,393.6625
01/01/2017 to 12/31/2017         23.494483          25.592004          8,242.0194
01/01/2018 to 12/31/2018         25.592004          21.814380          8,085.2903
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.019129           9.877586         10,495.5941
01/01/2014 to 12/31/2014          9.877586           9.386400          9,259.3223
01/01/2015 to 12/31/2015          9.386400           9.027907          7,833.7733
01/01/2016 to 12/31/2016          9.027907           9.324025          8,576.9465
01/01/2017 to 12/31/2017          9.324025          12.365792          7,987.1595
01/01/2018 to 12/31/2018         12.365792          10.066301          7,920.9549
--------------------------       ---------          ---------         -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.042422           8.468735          5,341.9200
01/01/2010 to 12/31/2010          8.468735           8.899968          7,745.4762
01/01/2011 to 12/31/2011          8.899968           7.500217          9,732.3444
01/01/2012 to 12/31/2012          7.500217           8.659204         12,208.3636
01/01/2013 to 04/26/2013          8.659204           8.972248              0.0000
--------------------------       ---------          ---------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.605013          10.452647        342,241.4900
01/01/2010 to 12/31/2010         10.452647          10.276448        199,505.9888
01/01/2011 to 12/31/2011         10.276448          10.103688        184,504.9311
01/01/2012 to 12/31/2012         10.103688           9.932445        229,272.3850
01/01/2013 to 12/31/2013          9.932445           9.765015        139,607.7233
01/01/2014 to 12/31/2014          9.765015           9.600406        133,905.7246
01/01/2015 to 12/31/2015          9.600406           9.438573        138,551.9258
01/01/2016 to 12/31/2016          9.438573           9.289873        144,394.2754
01/01/2017 to 12/31/2017          9.289873           9.191666        156,532.0760
01/01/2018 to 12/31/2018          9.191666           9.175844        152,057.4277
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.638745          13.880728              0.0000
01/01/2015 to 12/31/2015         13.880728          13.566834          3,093.7626
01/01/2016 to 12/31/2016         13.566834          13.942382          3,093.7626
01/01/2017 to 12/31/2017         13.942382          14.658293          3,093.7626
01/01/2018 to 12/31/2018         14.658293          14.033603          3,093.7626
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          9.006106          10.882653        277,519.4700
01/01/2010 to 12/31/2010         10.882653          11.865753        175,290.0467
01/01/2011 to 12/31/2011         11.865753          11.873279        207,716.8717
01/01/2012 to 12/31/2012         11.873279          12.945732        156,587.2566
01/01/2013 to 12/31/2013         12.945732          13.883120        137,568.5194
01/01/2014 to 04/25/2014         13.883120          13.984114              0.0000
--------------------------       ---------          ---------        ------------


                       1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.708504          10.795169          452,408.3400
01/01/2010 to 12/31/2010         10.795169          11.929274          581,703.8413
01/01/2011 to 12/31/2011         11.929274          11.714907          462,041.0608
01/01/2012 to 12/31/2012         11.714907          12.943820          437,685.7099
01/01/2013 to 12/31/2013         12.943820          14.535968          361,243.9118
01/01/2014 to 04/25/2014         14.535968          14.586537                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.982160          14.344266          444,177.6891
01/01/2015 to 12/31/2015         14.344266          13.951097          400,099.5046
01/01/2016 to 12/31/2016         13.951097          14.550937          355,454.2638
01/01/2017 to 12/31/2017         14.550937          15.828863          327,654.1870
01/01/2018 to 12/31/2018         15.828863          14.875752          289,037.4256
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.312066          10.487567        1,291,459.8600
01/01/2010 to 12/31/2010         10.487567          11.711644        1,235,936.6213
01/01/2011 to 12/31/2011         11.711644          11.318563        1,104,682.8211
01/01/2012 to 12/31/2012         11.318563          12.676909        1,056,339.7133
01/01/2013 to 12/31/2013         12.676909          14.883473        1,085,220.3361
01/01/2014 to 04/25/2014         14.883473          14.890305                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.888224          15.389533        1,039,308.8952
01/01/2015 to 12/31/2015         15.389533          14.938285          944,589.2786
01/01/2016 to 12/31/2016         14.938285          15.730003          823,029.9898
01/01/2017 to 12/31/2017         15.730003          17.743898          726,450.8816
01/01/2018 to 12/31/2018         17.743898          16.374801          604,848.1873
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.986608          10.215296          821,510.4900
01/01/2010 to 12/31/2010         10.215296          11.598853          711,497.2477
01/01/2011 to 12/31/2011         11.598853          10.962009          659,620.6567
01/01/2012 to 12/31/2012         10.962009          12.470358          610,122.7294
01/01/2013 to 12/31/2013         12.470358          15.437370          646,115.9237
01/01/2014 to 04/25/2014         15.437370          15.360462                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.019107           8.871078            2,962.8900
01/01/2010 to 12/31/2010          8.871078           9.597761           28,392.5662
01/01/2011 to 12/31/2011          9.597761           9.270180           26,372.2931
01/01/2012 to 12/31/2012          9.270180          10.582532           25,906.2145
01/01/2013 to 04/26/2013         10.582532          11.381805                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         15.347453          15.955756          644,869.3236
01/01/2015 to 12/31/2015         15.955756          15.420708          565,424.9130
01/01/2016 to 12/31/2016         15.420708          16.394979          538,799.4222
01/01/2017 to 12/31/2017         16.394979          19.208132          413,666.9669
01/01/2018 to 12/31/2018         19.208132          17.350750          387,984.7746
--------------------------       ---------          ---------        --------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.603054       11.942581           121,803.0800
01/01/2010 to 12/31/2010         11.942581       13.474414           107,283.5851
01/01/2011 to 12/31/2011         13.474414       14.107583            95,414.9769
01/01/2012 to 12/31/2012         14.107583       15.474756            80,822.3871
01/01/2013 to 12/31/2013         15.474756       20.768498            74,996.2580
01/01/2014 to 12/31/2014         20.768498       20.760186            65,958.7845
01/01/2015 to 12/31/2015         20.760186       18.437567            58,426.9402
01/01/2016 to 12/31/2016         18.437567       22.232898            50,214.6929
01/01/2017 to 12/31/2017         22.232898       24.600198            46,929.7107
01/01/2018 to 12/31/2018         24.600198       20.938358            44,909.4730
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.130741       14.214541               140.2800
01/01/2010 to 12/31/2010         14.214541       17.132004                 0.0000
01/01/2011 to 12/31/2011         17.132004       14.106174                 0.0000
01/01/2012 to 12/31/2012         14.106174       16.350037                 0.0000
01/01/2013 to 12/31/2013         16.350037       20.511410             2,159.4884
01/01/2014 to 12/31/2014         20.511410       18.815620             1,815.0583
01/01/2015 to 12/31/2015         18.815620       19.563055               886.2533
01/01/2016 to 12/31/2016         19.563055       20.353916             1,525.4623
01/01/2017 to 12/31/2017         20.353916       26.104844             2,031.5861
01/01/2018 to 12/31/2018         26.104844       20.385444             1,915.5606
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         22.046869       22.395704             3,645.6194
01/01/2017 to 12/31/2017         22.395704       26.160961             3,538.1945
01/01/2018 to 12/31/2018         26.160961       25.626749             3,513.1990
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.798486       15.659452                 0.0000
01/01/2010 to 12/31/2010         15.659452       17.848335                 0.0000
01/01/2011 to 12/31/2011         17.848335       16.693124                 0.0000
01/01/2012 to 12/31/2012         16.693124       18.113252                 0.0000
01/01/2013 to 12/31/2013         18.113252       23.633637             5,185.3243
01/01/2014 to 12/31/2014         23.633637       25.775246             4,756.0811
01/01/2015 to 12/31/2015         25.775246       25.277248             3,321.2252
01/01/2016 to 04/29/2016         25.277248       25.410021                 0.0000
--------------------------       ---------       ---------           ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.769752       11.366087           285,086.2000
01/01/2010 to 12/31/2010         11.366087       12.495080           255,673.5252
01/01/2011 to 12/31/2011         12.495080       11.771472           236,009.3510
01/01/2012 to 12/31/2012         11.771472       13.041871           206,273.4275
01/01/2013 to 12/31/2013         13.041871       17.121148           189,142.4045
01/01/2014 to 12/31/2014         17.121148       18.590970           161,099.8875
01/01/2015 to 12/31/2015         18.590970       18.691868           138,432.4075
01/01/2016 to 12/31/2016         18.691868       19.691157           111,431.5489
01/01/2017 to 12/31/2017         19.691157       23.023103           105,995.2262
01/01/2018 to 12/31/2018         23.023103       22.576451            96,775.1277
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.621041       17.394570             8,923.4496
01/01/2014 to 12/31/2014         17.394570       18.961291             7,716.2265
01/01/2015 to 12/31/2015         18.961291       19.127133             6,829.6002
01/01/2016 to 12/31/2016         19.127133       19.774609             6,506.6809
01/01/2017 to 12/31/2017         19.774609       24.290234             6,111.0069
01/01/2018 to 12/31/2018         24.290234       22.469370             5,775.4616
--------------------------       ---------       ---------           ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.856759          11.367520         15,535.7800
01/01/2010 to 12/31/2010         11.367520          14.211806         13,229.8328
01/01/2011 to 12/31/2011         14.211806          12.929589         11,270.7064
01/01/2012 to 12/31/2012         12.929589          13.475635          9,715.6747
01/01/2013 to 04/26/2013         13.475635          14.526966              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.990082          10.963262         97,312.2600
01/01/2010 to 12/31/2010         10.963262          11.998016         89,706.7847
01/01/2011 to 12/31/2011         11.998016          11.822340         78,629.4997
01/01/2012 to 12/31/2012         11.822340          13.430120        183,806.5898
01/01/2013 to 12/31/2013         13.430120          18.053842        171,258.5840
01/01/2014 to 12/31/2014         18.053842          19.301419        140,881.5881
01/01/2015 to 12/31/2015         19.301419          20.976066        122,665.6738
01/01/2016 to 12/31/2016         20.976066          20.595720        104,239.2017
01/01/2017 to 12/31/2017         20.595720          27.739682         94,953.8624
01/01/2018 to 12/31/2018         27.739682          27.300516         86,095.7235
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.708855           6.917618          3,155.5500
01/01/2010 to 12/31/2010          6.917618           7.847376          3,199.4183
01/01/2011 to 12/31/2011          7.847376           7.419110          2,630.4434
01/01/2012 to 12/31/2012          7.419110           8.217708            728.5605
01/01/2013 to 04/26/2013          8.217708           8.822871              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.375437           7.594442        251,431.0700
01/01/2010 to 12/31/2010          7.594442           8.168089        213,019.5517
01/01/2011 to 12/31/2011          8.168089           7.919813        190,320.7537
01/01/2012 to 04/27/2012          7.919813           8.901065              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.970405          14.432061            930.0800
01/01/2010 to 12/31/2010         14.432061          14.990574            901.8892
01/01/2011 to 12/31/2011         14.990574          15.792405            925.9547
01/01/2012 to 12/31/2012         15.792405          16.081078            912.2097
01/01/2013 to 12/31/2013         16.081078          15.403624          5,254.3349
01/01/2014 to 12/31/2014         15.403624          15.970809          1,047.2588
01/01/2015 to 12/31/2015         15.970809          15.692748            956.5816
01/01/2016 to 12/31/2016         15.692748          15.750133            277.4197
01/01/2017 to 12/31/2017         15.750133          15.940256            286.4728
01/01/2018 to 12/31/2018         15.940256          15.593140            258.2378
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.790776          13.423926              0.0000
01/01/2010 to 12/31/2010         13.423926          16.618440          3,964.4978
01/01/2011 to 12/31/2011         16.618440          15.972962          4,544.9422
01/01/2012 to 12/31/2012         15.972962          18.413613          5,314.2030
01/01/2013 to 12/31/2013         18.413613          24.032702          4,623.3721
01/01/2014 to 12/31/2014         24.032702          25.804243          4,371.8858
01/01/2015 to 12/31/2015         25.804243          24.690002          4,104.1858
01/01/2016 to 12/31/2016         24.690002          29.148710          3,832.6956
01/01/2017 to 12/31/2017         29.148710          33.130385          4,039.9441
01/01/2018 to 12/31/2018         33.130385          28.802283          3,822.5020
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.942261          11.500633              0.0000
01/01/2010 to 12/31/2010         11.500633          12.184786              0.0000
01/01/2011 to 12/31/2011         12.184786          10.463963              0.0000
01/01/2012 to 12/31/2012         10.463963          12.132116              0.0000
01/01/2013 to 12/31/2013         12.132116          14.484592              0.0000
01/01/2014 to 12/31/2014         14.484592          13.338910              0.0000
01/01/2015 to 12/31/2015         13.338910          12.942142              0.0000
01/01/2016 to 12/31/2016         12.942142          12.847237              0.0000
01/01/2017 to 12/31/2017         12.847237          15.731562              0.0000
01/01/2018 to 12/31/2018         15.731562          13.280714              0.0000
--------------------------       ---------          ---------              ------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.084862          13.616758            167.3400
01/01/2010 to 12/31/2010         13.616758          16.941199            415.7611
01/01/2011 to 12/31/2011         16.941199          15.935329            165.4336
01/01/2012 to 12/31/2012         15.935329          18.163273              0.0000
01/01/2013 to 12/31/2013         18.163273          24.664599          2,810.7552
01/01/2014 to 12/31/2014         24.664599          25.395812              0.0000
01/01/2015 to 12/31/2015         25.395812          23.835054              0.0000
01/01/2016 to 12/31/2016         23.835054          28.336857              0.0000
01/01/2017 to 12/31/2017         28.336857          31.844273              0.0000
01/01/2018 to 12/31/2018         31.844273          27.796401              0.0000
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.327330          10.309070        108,488.4000
01/01/2010 to 12/31/2010         10.309070          11.604052        112,903.5436
01/01/2011 to 12/31/2011         11.604052          11.595415        102,957.3167
01/01/2012 to 12/31/2012         11.595415          13.157692         93,527.9497
01/01/2013 to 12/31/2013         13.157692          17.036502         87,531.9223
01/01/2014 to 12/31/2014         17.036502          18.943294         82,903.1004
01/01/2015 to 12/31/2015         18.943294          18.794073         88,828.5554
01/01/2016 to 12/31/2016         18.794073          20.580487         83,709.5026
01/01/2017 to 12/31/2017         20.580487          24.530788         79,727.0342
01/01/2018 to 12/31/2018         24.530788          22.949949         77,547.6197
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.077339          21.079629          1,361.9366
01/01/2014 to 12/31/2014         21.079629          22.913203            838.1786
01/01/2015 to 12/31/2015         22.913203          22.444852          1,819.5221
01/01/2016 to 12/31/2016         22.444852          25.176928          3,468.8026
01/01/2017 to 12/31/2017         25.176928          29.106011          3,359.1612
01/01/2018 to 12/31/2018         29.106011          25.682279          3,266.0030
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.586494           8.086847          1,626.3200
01/01/2010 to 12/31/2010          8.086847           8.827011          2,452.1655
01/01/2011 to 12/31/2011          8.827011           8.631059          2,772.7472
01/01/2012 to 12/31/2012          8.631059           9.665608          2,457.7594
01/01/2013 to 04/26/2013          9.665608          10.577718              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.314500          24.070792         36,270.2360
01/01/2014 to 12/31/2014         24.070792          23.593914         32,082.3172
01/01/2015 to 12/31/2015         23.593914          23.284341         30,347.0172
01/01/2016 to 12/31/2016         23.284341          27.102686         27,266.4564
01/01/2017 to 12/31/2017         27.102686          30.774264         23,369.4172
01/01/2018 to 12/31/2018         30.774264          28.139237         20,945.0830
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.336585          12.553632         64,444.1000
01/01/2010 to 12/31/2010         12.553632          15.163466         55,080.4670
01/01/2011 to 12/31/2011         15.163466          14.121784         48,156.8014
01/01/2012 to 12/31/2012         14.121784          14.616294         46,592.2723
01/01/2013 to 04/26/2013         14.616294          15.832980              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.892997           8.686068         37,514.3026
01/01/2014 to 12/31/2014          8.686068           9.293357         34,750.2788
01/01/2015 to 12/31/2015          9.293357          10.097215         29,045.4493
01/01/2016 to 12/31/2016         10.097215          10.079074         27,955.2479
01/01/2017 to 12/31/2017         10.079074          13.227105         25,110.1668
01/01/2018 to 12/31/2018         13.227105          12.852823         21,567.7020
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.426273           5.355128         42,792.0200
01/01/2010 to 12/31/2010          5.355128           6.722797         39,757.6224
01/01/2011 to 12/31/2011          6.722797           5.955652         34,585.9323
01/01/2012 to 12/31/2012          5.955652           6.564241         33,080.1075
01/01/2013 to 04/26/2013          6.564241           6.857823              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.609750          14.735275              0.0000
01/01/2010 to 12/31/2010         14.735275          18.691855              0.0000
01/01/2011 to 12/31/2011         18.691855          15.312963              0.0000
01/01/2012 to 12/31/2012         15.312963          15.441600              0.0000
01/01/2013 to 12/31/2013         15.441600          16.814038              0.0000
01/01/2014 to 12/31/2014         16.814038          13.418816              0.0000
01/01/2015 to 12/31/2015         13.418816           8.870809              0.0000
01/01/2016 to 12/31/2016          8.870809          12.536030              0.0000
01/01/2017 to 12/31/2017         12.536030          12.233980              0.0000
01/01/2018 to 12/31/2018         12.233980           8.556512              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.117003          29.105541         57,174.3827
01/01/2017 to 12/31/2017         29.105541          30.886265         56,241.9948
01/01/2018 to 12/31/2018         30.886265          29.140947         56,444.4728
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.247159          20.502574        124,723.8200
01/01/2010 to 12/31/2010         20.502574          22.770604        106,285.1810
01/01/2011 to 12/31/2011         22.770604          23.385918         96,724.7710
01/01/2012 to 12/31/2012         23.385918          25.966254         88,489.5675
01/01/2013 to 12/31/2013         25.966254          27.565508         82,994.2045
01/01/2014 to 12/31/2014         27.565508          28.409567         66,348.9470
01/01/2015 to 12/31/2015         28.409567          27.323332         62,061.2369
01/01/2016 to 04/29/2016         27.323332          28.126030              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.691111          29.725846          8,297.9620
01/01/2017 to 12/31/2017         29.725846          31.559957          7,953.8917
01/01/2018 to 12/31/2018         31.559957          29.810215          7,347.0465
--------------------------       ---------          ---------        ------------


                      1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      22.682850          23.778342               438.6960
01/01/2011 to 12/31/2011      23.778342          24.186816               650.0937
01/01/2012 to 12/31/2012      24.186816          26.500717             1,739.1782
01/01/2013 to 12/31/2013      26.500717          26.421601             7,241.1529
01/01/2014 to 12/31/2014      26.421601          27.130269            11,829.0859
01/01/2015 to 12/31/2015      27.130269          26.284221             8,332.2601
01/01/2016 to 04/29/2016      26.284221          26.909449                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.598421          15.961234             9,664.9400
01/01/2010 to 12/31/2010      15.961234          16.554108               814.9989
01/01/2011 to 12/31/2011      16.554108          17.132835             5,425.9426
01/01/2012 to 12/31/2012      17.132835          17.355841             8,262.2733
01/01/2013 to 12/31/2013      17.355841          16.908810             7,230.8316
01/01/2014 to 12/31/2014      16.908810          17.047712             3,202.1924
01/01/2015 to 12/31/2015      17.047712          16.811806            25,373.2653
01/01/2016 to 12/31/2016      16.811806          16.697223            22,536.4078
01/01/2017 to 12/31/2017      16.697223          16.691666             6,255.7754
01/01/2018 to 12/31/2018      16.691666          16.523241             6,170.5950

CLASS L




                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
01/01/2017 to 12/31/2017         12.143818          13.552152           78,439.8596
01/01/2018 to 12/31/2018         13.552152          12.381420           75,412.8335
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
01/01/2017 to 12/31/2017         13.130747          15.071216        2,544,629.5379
01/01/2018 to 12/31/2018         15.071216          14.162702        2,432,186.2185
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
01/01/2017 to 12/31/2017         13.304348          15.857161        2,082,995.9460
01/01/2018 to 12/31/2018         15.857161          14.674276        1,952,866.6382
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
01/01/2016 to 12/31/2016         13.936918          14.933854          187,201.3651
01/01/2017 to 12/31/2017         14.933854          18.760905          150,830.9277
01/01/2018 to 12/31/2018         18.760905          18.332413          145,860.8984
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
01/01/2017 to 12/31/2017         12.787964          14.188915          860,359.1450
01/01/2018 to 12/31/2018         14.188915          13.458526          819,660.8941
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
01/01/2018 to 12/31/2018         11.407300          10.491455          112,578.0853
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
01/01/2018 to 12/31/2018         12.910083          11.767660          120,299.9088
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.971652          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754           42,053.3982
01/01/2017 to 12/31/2017         25.926754          27.441522           36,507.3027
01/01/2018 to 12/31/2018         27.441522          26.174945           35,212.1552
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
01/01/2018 to 12/31/2018         19.616323          17.325399          698,200.3433
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688          383,920.8990
01/01/2018 to 12/31/2018         14.652688          13.330401          383,019.8700
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.722197          14.558366        376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934        424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747        368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225        248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870        300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950        271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311        238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680        196,859.2677
01/01/2017 to 12/31/2017         27.639680          30.324109        162,151.4688
01/01/2018 to 12/31/2018         30.324109          25.243424        141,358.0830
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991        235,248.5552
01/01/2018 to 12/31/2018         11.518991           9.708047        237,572.6085
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084          6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674         10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904         27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504         34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003         21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094         22,800.1949
01/01/2016 to 12/31/2016         10.581094          11.355595         36,587.0674
01/01/2017 to 12/31/2017         11.355595          11.563724         33,576.1634
01/01/2018 to 12/31/2018         11.563724          11.391580         26,402.6142
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991         46,063.4024
01/01/2018 to 12/31/2018          9.690991           9.558720         42,374.4355
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.998027          10.867960              0.0000
01/01/2010 to 12/31/2010         10.867960          12.119715          2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590          2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647         17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774         19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056          2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527          2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243          2,519.6144
01/01/2017 to 12/31/2017         12.242243          12.041259          2,755.6960
01/01/2018 to 12/31/2018         12.041259          11.943925          2,713.8622
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.201824          12.176868       226,420.8600
01/01/2010 to 12/31/2010          12.176868          13.886119       203,887.4580
01/01/2011 to 12/31/2011          13.886119          12.876948       181,275.4715
01/01/2012 to 12/31/2012          12.876948          15.932812       173,902.1391
01/01/2013 to 12/31/2013          15.932812          16.203410       168,721.1437
01/01/2014 to 12/31/2014          16.203410          18.025806       149,686.7665
01/01/2015 to 12/31/2015          18.025806          17.456087       133,216.9319
01/01/2016 to 12/31/2016          17.456087          17.294568       125,290.4153
01/01/2017 to 12/31/2017          17.294568          18.812199       121,623.4104
01/01/2018 to 12/31/2018          18.812199          16.877417       113,610.4421
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.576046           5.975843       818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437       729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833       835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900       766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580       676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275       596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115       548,961.2803
01/01/2016 to 12/31/2016          13.496115          13.610663       528,059.9942
01/01/2017 to 12/31/2017          13.610663          15.829482       497,897.3619
01/01/2018 to 12/31/2018          15.829482          14.448255       440,535.9505
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311           505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221         1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486           748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.578276           6.203956       280,709.8600
01/01/2010 to 12/31/2010           6.203956           6.540272       272,006.9936
01/01/2011 to 04/29/2011           6.540272           6.945274             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.729226          10.865912        40,902.4915
01/01/2013 to 12/31/2013          10.865912          10.189740        39,474.2888
01/01/2014 to 12/31/2014          10.189740          10.764236        17,646.5389
01/01/2015 to 12/31/2015          10.764236          10.617679        23,631.2964
01/01/2016 to 12/31/2016          10.617679          10.565643        18,197.4663
01/01/2017 to 12/31/2017          10.565643          10.647479        23,500.6897
01/01/2018 to 12/31/2018          10.647479          10.449715        36,142.4789
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.041112          16.815186       436,066.6800
01/01/2010 to 12/31/2010          16.815186          19.227231       375,253.8749
01/01/2011 to 12/31/2011          19.227231          16.192619       340,157.1260
01/01/2012 to 12/31/2012          16.192619          20.554229       302,938.1809
01/01/2013 to 12/31/2013          20.554229          26.342855       280,422.8714
01/01/2014 to 12/31/2014          26.342855          24.374836       242,136.9359
01/01/2015 to 12/31/2015          24.374836          22.857379       225,877.8639
01/01/2016 to 12/31/2016          22.857379          24.285490       210,867.8659
01/01/2017 to 12/31/2017          24.285490          31.111778       185,936.8420
01/01/2018 to 12/31/2018          31.111778          23.228946       179,978.3353
--------------------------       ----------         ----------       ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112       2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571       1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229       1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107       1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301       1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332       1,689,534.0344
01/01/2018 to 12/31/2018          1.209332           1.111214       1,562,419.2960
--------------------------        --------           --------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.177860           8.923076         210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751         222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920         203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525         190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004         203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046         178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038         167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145         142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752         134,195.7977
01/01/2018 to 12/31/2018         19.946752          17.207852         127,343.6584
--------------------------       ---------          ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.409582          12.367259         466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193         398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553         376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758         262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318         319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252         219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456         246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372         177,440.4265
01/01/2017 to 12/31/2017         26.657372          32.816005         155,427.6019
01/01/2018 to 12/31/2018         32.816005          29.311396         142,452.3771
--------------------------       ---------          ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963          85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011          83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824          89,903.9016
01/01/2016 to 12/31/2016         10.639824          10.683050          90,417.9567
01/01/2017 to 12/31/2017         10.683050          10.840479          96,120.3877
01/01/2018 to 12/31/2018         10.840479          10.648338          94,375.5000
--------------------------       ---------          ---------       --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.927771           9.831441          98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177          91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421          85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482          81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784               0.0000
--------------------------       ---------          ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153          60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470         214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313         856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452         368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136         516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287         514,108.5071
01/01/2018 to 12/31/2018          1.376287           1.254448         531,432.7952
--------------------------       ---------          ---------       --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
01/01/2018 to 04/30/2018          1.146561           1.116675                0.0000
--------------------------        --------           --------           -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.723640          10.682263           87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388          124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038          148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693          106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954          101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275           86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129          117,207.0214
01/01/2016 to 12/31/2016         16.533129          17.013925           55,822.2046
01/01/2017 to 12/31/2017         17.013925          20.549735           50,961.1050
01/01/2018 to 12/31/2018         20.549735          19.093768           49,163.3549
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
01/01/2018 to 12/31/2018          1.361091           1.240632        3,898,207.6196
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
01/01/2018 to 12/31/2018         17.816812          15.048218          280,434.8965
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
01/01/2018 to 12/31/2018          1.157256           1.050215                0.0000
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
01/01/2017 to 12/31/2017         13.810534          14.035225          331,369.4677
01/01/2018 to 12/31/2018         14.035225          13.451422          299,523.3386
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
01/01/2018 to 12/31/2018         17.156877          16.810424          757,221.8055
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
01/01/2018 to 04/30/2018         13.037902          12.453412                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
01/01/2018 to 12/31/2018          1.382471           1.229726          919,191.9148
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029          278,106.2158
01/01/2018 to 12/31/2018         16.514029          15.160427          254,187.9114
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466          287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871          274,988.8739
01/01/2018 to 12/31/2018         17.009871          15.243552          257,054.7331
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806        189,555.8010
01/01/2018 to 12/31/2018         93.245806          83.186163        168,600.4169
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224        260,601.1093
01/01/2018 to 12/31/2018         21.627224          20.773818        233,519.0572
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499        111,016.9477
01/01/2018 to 12/31/2018         39.820499          35.137970        100,409.6290
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.532418          12.386674        165,034.7800
01/01/2010 to 12/31/2010         12.386674          15.113932        152,386.6406
01/01/2011 to 12/31/2011         15.113932          13.910583        120,617.2515
01/01/2012 to 12/31/2012         13.910583          16.136315        106,272.5651
01/01/2013 to 12/31/2013         16.136315          21.023179         97,683.5078
01/01/2014 to 12/31/2014         21.023179          23.379678         82,000.4297
01/01/2015 to 12/31/2015         23.379678          20.868641         75,518.4148
01/01/2016 to 12/31/2016         20.868641          23.198484         75,367.1052
01/01/2017 to 12/31/2017         23.198484          25.244402         70,715.8769
01/01/2018 to 12/31/2018         25.244402          21.496438         63,958.4622
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795         58,399.9164
01/01/2018 to 12/31/2018         18.547795          15.083529         57,443.1147
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.038254           8.454436          111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070          126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605          120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659          106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------        --------           --------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909          551,568.9217
01/01/2018 to 12/31/2018          9.035909           9.011288          463,544.5010
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732           68,810.8373
01/01/2018 to 12/31/2018         14.405732          13.777940           55,121.5388
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.672324          10.739578        5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988        5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326        4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561        4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353        3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240        4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892        3,902,999.5794
01/01/2018 to 12/31/2018         15.831892          14.863638        3,417,381.3833
--------------------------       ---------          ---------        --------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
01/01/2017 to 12/31/2017         15.209943          17.140160         9,194,586.4537
01/01/2018 to 12/31/2018         17.140160          15.801741         8,332,688.9967
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES TRUST
- METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
01/01/2017 to 12/31/2017         15.350843          17.966920         8,330,152.7301
01/01/2018 to 12/31/2018         17.966920          16.213236         7,690,792.0009
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.533693          11.834451           331,123.6300
01/01/2010 to 12/31/2010         11.834451          13.339080           280,224.7819
01/01/2011 to 12/31/2011         13.339080          13.951958           230,214.7237
01/01/2012 to 12/31/2012         13.951958          15.288669           227,434.9548
01/01/2013 to 12/31/2013         15.288669          20.498259           226,140.7731
01/01/2014 to 12/31/2014         20.498259          20.469564           203,587.8705
01/01/2015 to 12/31/2015         20.469564          18.161276           186,126.7284
01/01/2016 to 12/31/2016         18.161276          21.877849           163,343.5623
01/01/2017 to 12/31/2017         21.877849          24.183224           144,341.4992
01/01/2018 to 12/31/2018         24.183224          20.562748           135,476.4839
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129022       14.197922              14,034.2000
01/01/2010 to 12/31/2010         14.197922       17.094897              14,594.0220
01/01/2011 to 12/31/2011         17.094897       14.061559               6,668.7874
01/01/2012 to 12/31/2012         14.061559       16.281954               7,454.5487
01/01/2013 to 12/31/2013         16.281954       20.405601              12,789.2166
01/01/2014 to 12/31/2014         20.405601       18.699838              12,444.6349
01/01/2015 to 12/31/2015         18.699838       19.423236              22,503.2465
01/01/2016 to 12/31/2016         19.423236       20.188248              22,542.2040
01/01/2017 to 12/31/2017         20.188248       25.866578              23,554.1732
01/01/2018 to 12/31/2018         25.866578       20.179051              23,274.5424
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.749126       22.078608              47,712.0703
01/01/2017 to 12/31/2017         22.078608       25.764862              47,118.5066
01/01/2018 to 12/31/2018         25.764862       25.213359              41,783.3888
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.604707       15.412194              67,619.5000
01/01/2010 to 12/31/2010         15.412194       17.548973              62,413.3547
01/01/2011 to 12/31/2011         17.548973       16.396759              55,261.9462
01/01/2012 to 12/31/2012         16.396759       17.773798              51,422.9335
01/01/2013 to 12/31/2013         17.773798       23.167563              51,819.0742
01/01/2014 to 12/31/2014         23.167563       25.241683              49,647.7236
01/01/2015 to 12/31/2015         25.241683       24.729244              44,033.7749
01/01/2016 to 04/29/2016         24.729244       24.850964                   0.0000
--------------------------       ---------       ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.699080       11.263222           1,224,577.7000
01/01/2010 to 12/31/2010         11.263222       12.369630           1,120,293.8513
01/01/2011 to 12/31/2011         12.369630       11.641659             987,619.3230
01/01/2012 to 12/31/2012         11.641659       12.885091             857,991.0856
01/01/2013 to 12/31/2013         12.885091       16.898436             754,758.6576
01/01/2014 to 12/31/2014         16.898436       18.330797             664,359.8467
01/01/2015 to 12/31/2015         18.330797       18.411859             591,855.9892
01/01/2016 to 12/31/2016         18.411859       19.376793             529,058.4030
01/01/2017 to 12/31/2017         19.376793       22.632977             483,913.2955
01/01/2018 to 12/31/2018         22.632977       22.171576             442,236.0359
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942       17.226997              69,223.6879
01/01/2014 to 12/31/2014         17.226997       18.759852              57,054.4151
01/01/2015 to 12/31/2015         18.759852       18.905012              44,427.8319
01/01/2016 to 12/31/2016         18.905012       19.525432              39,802.2079
01/01/2017 to 12/31/2017         19.525432       23.960265              35,176.0948
01/01/2018 to 12/31/2018         23.960265       22.141839              32,920.5444
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2009 to 12/31/2009          7.820092       11.303161             114,728.7400
01/01/2010 to 12/31/2010         11.303161       14.117238              94,445.7320
01/01/2011 to 12/31/2011         14.117238       12.830735              75,490.4088
01/01/2012 to 12/31/2012         12.830735       13.359163              76,085.4478
01/01/2013 to 04/26/2013         13.359163       14.396828                   0.0000
--------------------------       ---------       ---------           --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.936920          10.879438        487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387        441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536        391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480        770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249        688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273        687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121        575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634        459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289        396,442.2104
01/01/2018 to 12/31/2018         27.308289          26.848924        360,305.4159
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.702159           6.902598        208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517         23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228        222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281         21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.332099           7.525685        905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054        803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451        686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.824619          14.272032          1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536          8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135         11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089         15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
01/01/2017 to 12/31/2017         15.466796          15.637896         21,806.5342
01/01/2018 to 12/31/2018         15.637896          15.281988         21,065.6757
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994         10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869          5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359          5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822          5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385          9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717         13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190         14,014.7385
01/01/2016 to 12/31/2016         24.310190          28.671634         15,306.9460
01/01/2017 to 12/31/2017         28.671634          32.555673         16,545.3461
01/01/2018 to 12/31/2018         32.555673          28.274176         15,912.5242
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
01/01/2016 to 12/31/2016         12.721950          12.616036          8,566.0549
01/01/2017 to 12/31/2017         12.616036          15.433067         10,432.4373
01/01/2018 to 12/31/2018         15.433067          13.015614         12,367.7838
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
01/01/2016 to 12/31/2016         23.429556          27.826941         16,294.3585
01/01/2017 to 12/31/2017         27.826941          31.240082         17,492.0861
01/01/2018 to 12/31/2018         31.240082          27.241574         14,909.4699
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
01/01/2017 to 12/31/2017         20.316679          24.197045        180,015.7744
01/01/2018 to 12/31/2018         24.197045          22.619497        164,056.7418
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
01/01/2017 to 12/31/2017         24.716370          28.545114         61,428.9087
01/01/2018 to 12/31/2018         28.545114          25.162022         57,184.0522
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
01/01/2018 to 12/31/2018         30.240358          27.623231         85,631.7914
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
01/01/2018 to 12/31/2018         31.408174          30.488738        122,494.5389
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.398616           5.306594        275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218        206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901        165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249        137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034              0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
01/01/2017 to 12/31/2017         12.433905          12.122223          3,165.4990
01/01/2018 to 12/31/2018         12.122223           8.469812          3,046.1618
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
01/01/2018 to 12/31/2018         30.178689          28.444730        225,833.7472
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825         22,924.8306
01/01/2017 to 12/31/2017         29.073825          30.836944         21,080.7845
01/01/2018 to 12/31/2018         30.836944          29.098007         20,644.0513
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535             2,020.2594
01/01/2011 to 12/31/2011      12.292535          12.491238            16,762.6537
01/01/2012 to 12/31/2012      12.491238          13.672498            71,298.7942
01/01/2013 to 12/31/2013      13.672498          13.618052            86,765.1833
01/01/2014 to 12/31/2014      13.618052          13.969333            56,442.5192
01/01/2015 to 12/31/2015      13.969333          13.520174            55,530.1065
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.378827          15.720806            29,969.4600
01/01/2010 to 12/31/2010      15.720806          16.288453            32,170.8658
01/01/2011 to 12/31/2011      16.288453          16.841092            41,783.1302
01/01/2012 to 12/31/2012      16.841092          17.043155            34,672.0779
01/01/2013 to 12/31/2013      17.043155          16.587579            28,701.0380
01/01/2014 to 12/31/2014      16.587579          16.707126            21,981.5391
01/01/2015 to 12/31/2015      16.707126          16.459462            19,248.7296
01/01/2016 to 12/31/2016      16.459462          16.330939            18,874.6397
01/01/2017 to 12/31/2017      16.330939          16.309229            18,782.5625
01/01/2018 to 12/31/2018      16.309229          16.128436            19,080.3188

CLASS L




                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.173017          10.488634          2,055.1697
01/01/2013 to 12/31/2013         10.488634          11.444039          2,473.3471
01/01/2014 to 12/31/2014         11.444039          12.059789          2,324.2162
01/01/2015 to 12/31/2015         12.059789          11.907298          2,166.3479
01/01/2016 to 12/31/2016         11.907298          12.109381          2,029.9856
01/01/2017 to 12/31/2017         12.109381          13.506987          2,773.4606
01/01/2018 to 12/31/2018         13.506987          12.333950          2,648.9951
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.989945           8.874139        130,523.0900
01/01/2010 to 12/31/2010          8.874139           9.770954        133,631.5662
01/01/2011 to 12/31/2011          9.770954           9.388157        134,479.7137
01/01/2012 to 12/31/2012          9.388157          10.461928        134,985.4900
01/01/2013 to 12/31/2013         10.461928          12.173490         88,809.2911
01/01/2014 to 12/31/2014         12.173490          12.673243         99,854.3867
01/01/2015 to 12/31/2015         12.673243          12.353151         92,952.5564
01/01/2016 to 12/31/2016         12.353151          13.073805         99,591.5010
01/01/2017 to 12/31/2017         13.073805          14.998382        103,167.3703
01/01/2018 to 12/31/2018         14.998382          14.087170        110,817.6898
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.340094           8.342480        608,303.0600
01/01/2010 to 12/31/2010          8.342480           9.293873        664,310.4180
01/01/2011 to 12/31/2011          9.293873           8.692032        722,457.7533
01/01/2012 to 12/31/2012          8.692032           9.910548        631,771.0530
01/01/2013 to 12/31/2013          9.910548          12.171696        577,285.4182
01/01/2014 to 12/31/2014         12.171696          12.711828        577,327.8098
01/01/2015 to 12/31/2015         12.711828          12.384491        557,694.6037
01/01/2016 to 12/31/2016         12.384491          13.246649        521,532.8020
01/01/2017 to 12/31/2017         13.246649          15.780524        454,752.5624
01/01/2018 to 12/31/2018         15.780524          14.596011        440,487.7413
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.741807           7.828570         13,921.9000
01/01/2010 to 12/31/2010          7.828570           9.093560         12,038.4791
01/01/2011 to 12/31/2011          9.093560           8.516420         12,903.3181
01/01/2012 to 12/31/2012          8.516420           9.815118         13,690.2662
01/01/2013 to 12/31/2013          9.815118          12.505165         17,793.8452
01/01/2014 to 12/31/2014         12.505165          13.280559         16,725.1807
01/01/2015 to 12/31/2015         13.280559          13.883413         15,826.1738
01/01/2016 to 12/31/2016         13.883413          14.869085         14,196.7443
01/01/2017 to 12/31/2017         14.869085          18.670234         13,267.2135
01/01/2018 to 12/31/2018         18.670234          18.234639         12,824.6915
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.661591           9.280852        187,563.8400
01/01/2010 to 12/31/2010          9.280852          10.013393        189,268.3833
01/01/2011 to 12/31/2011         10.013393           9.849039        142,622.0380
01/01/2012 to 12/31/2012          9.849039          10.715470        122,067.2484
01/01/2013 to 12/31/2013         10.715470          11.941314         97,539.3119
01/01/2014 to 12/31/2014         11.941314          12.436859         96,629.0171
01/01/2015 to 12/31/2015         12.436859          12.120242         93,662.8421
01/01/2016 to 12/31/2016         12.120242          12.732512         82,005.0224
01/01/2017 to 12/31/2017         12.732512          14.120348         54,920.5023
01/01/2018 to 12/31/2018         14.120348          13.386754         51,964.3433
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.101593          11.472543              0.0000
01/01/2013 to 12/31/2013         11.472543          10.880300              0.0000
01/01/2014 to 12/31/2014         10.880300          11.107839              0.0000
01/01/2015 to 12/31/2015         11.107839           9.860295              0.0000
01/01/2016 to 12/31/2016          9.860295          10.546963              0.0000
01/01/2017 to 12/31/2017         10.546963          11.369123              0.0000
01/01/2018 to 12/31/2018         11.369123          10.451084              0.0000
--------------------------       ---------          ---------              ------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.929073          10.219693              0.0000
01/01/2013 to 12/31/2013         10.219693          11.066570          9,558.0829
01/01/2014 to 12/31/2014         11.066570          11.506402            606.7801
01/01/2015 to 12/31/2015         11.506402          11.283193          1,646.9896
01/01/2016 to 12/31/2016         11.283193          11.567222          1,638.6595
01/01/2017 to 12/31/2017         11.567222          12.867054          1,632.7937
01/01/2018 to 12/31/2018         12.867054          11.722540          1,616.1931
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.897978          17.128578          1,212.3500
01/01/2010 to 12/31/2010         17.128578          19.466818            886.9092
01/01/2011 to 12/31/2011         19.466818          19.558805          1,314.1493
01/01/2012 to 12/31/2012         19.558805          22.374561          1,981.4421
01/01/2013 to 12/31/2013         22.374561          24.014481          3,918.0196
01/01/2014 to 12/31/2014         24.014481          24.351133          6,317.6750
01/01/2015 to 12/31/2015         24.351133          22.937275          5,119.4470
01/01/2016 to 12/31/2016         22.937275          25.664326          3,879.4732
01/01/2017 to 12/31/2017         25.664326          27.150222          3,902.5543
01/01/2018 to 12/31/2018         27.150222          25.884071          3,743.2140
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.578746           9.868646        102,447.8800
01/01/2010 to 12/31/2010          9.868646          11.286480        100,493.2394
01/01/2011 to 12/31/2011         11.286480          10.440030         69,623.0610
01/01/2012 to 12/31/2012         10.440030          11.963387         64,461.0130
01/01/2013 to 12/31/2013         11.963387          15.209528         62,967.6428
01/01/2014 to 12/31/2014         15.209528          15.690490         41,284.7382
01/01/2015 to 12/31/2015         15.690490          15.093531         40,380.3137
01/01/2016 to 12/31/2016         15.093531          16.147177         39,386.1914
01/01/2017 to 12/31/2017         16.147177          19.487650         38,157.1556
01/01/2018 to 12/31/2018         19.487650          17.203094         37,332.1575
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.955906          10.386393         17,436.3029
01/01/2013 to 12/31/2013         10.386393          11.660351         17,294.1435
01/01/2014 to 12/31/2014         11.660351          12.551026         17,339.4079
01/01/2015 to 12/31/2015         12.551026          11.817320         16,657.3480
01/01/2016 to 12/31/2016         11.817320          12.571123         15,861.5395
01/01/2017 to 12/31/2017         12.571123          14.603857         15,715.1413
01/01/2018 to 12/31/2018         14.603857          13.279294         15,350.1859
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.683140          14.502604         52,185.4100
01/01/2010 to 12/31/2010         14.502604          17.069739         46,703.7957
01/01/2011 to 12/31/2011         17.069739          15.251803         40,765.9425
01/01/2012 to 12/31/2012         15.251803          17.663668         32,686.6518
01/01/2013 to 12/31/2013         17.663668          22.966386         31,198.1972
01/01/2014 to 12/31/2014         22.966386          22.932126         27,247.5284
01/01/2015 to 12/31/2015         22.932126          21.294178         25,650.5826
01/01/2016 to 12/31/2016         21.294178          27.437578         20,234.8425
01/01/2017 to 12/31/2017         27.437578          30.087375         18,808.6988
01/01/2018 to 12/31/2018         30.087375          25.033751         17,587.7531
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.115232          10.142178         16,679.1100
01/01/2010 to 12/31/2010         10.142178          12.311772         13,735.0711
01/01/2011 to 12/31/2011         12.311772           9.825787         16,590.6244
01/01/2012 to 12/31/2012          9.825787          11.467276         12,375.3903
01/01/2013 to 12/31/2013         11.467276          10.696331         10,728.4729
01/01/2014 to 12/31/2014         10.696331           9.815497         11,067.4376
01/01/2015 to 12/31/2015          9.815497           8.304547         13,613.6217
01/01/2016 to 12/31/2016          8.304547           9.090023         12,842.0102
01/01/2017 to 12/31/2017          9.090023          11.451886          9,611.9944
01/01/2018 to 12/31/2018         11.451886           9.646634          9,508.0395
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997466          10.191636              0.0000
01/01/2011 to 12/31/2011         10.191636          10.206128          1,618.0723
01/01/2012 to 12/31/2012         10.206128          10.752489          3,113.5619
01/01/2013 to 12/31/2013         10.752489          10.960322          8,841.6223
01/01/2014 to 12/31/2014         10.960322          10.838614          1,386.9230
01/01/2015 to 12/31/2015         10.838614          10.551088          1,330.6492
01/01/2016 to 12/31/2016         10.551088          11.317732          1,275.3265
01/01/2017 to 12/31/2017         11.317732          11.519422          1,222.7067
01/01/2018 to 12/31/2018         11.519422          11.342233          1,170.4938
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987467           9.737301          1,670.6736
01/01/2012 to 12/31/2012          9.737301           9.978243          3,867.9243
01/01/2013 to 12/31/2013          9.978243           9.909038         12,109.8373
01/01/2014 to 12/31/2014          9.909038           9.830297          4,499.9217
01/01/2015 to 12/31/2015          9.830297           9.590033          4,340.8133
01/01/2016 to 12/31/2016          9.590033           9.709237          4,349.1966
01/01/2017 to 12/31/2017          9.709237           9.658676          4,600.5804
01/01/2018 to 12/31/2018          9.658676           9.522057          4,332.0209
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997973          10.864315              0.0000
01/01/2010 to 12/31/2010         10.864315          12.109598              0.0000
01/01/2011 to 12/31/2011         12.109598          11.848773              0.0000
01/01/2012 to 12/31/2012         11.848773          13.292212              0.0000
01/01/2013 to 12/31/2013         13.292212          13.183930              0.0000
01/01/2014 to 12/31/2014         13.183930          13.089869              0.0000
01/01/2015 to 12/31/2015         13.089869          12.315359              0.0000
01/01/2016 to 12/31/2016         12.315359          12.195355              0.0000
01/01/2017 to 12/31/2017         12.195355          11.989160              0.0000
01/01/2018 to 12/31/2018         11.989160          11.886266              0.0000
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.180346          12.142370        15,117.9600
01/01/2010 to 12/31/2010          12.142370          13.839867        12,287.8948
01/01/2011 to 12/31/2011          13.839867          12.827651        11,715.3881
01/01/2012 to 12/31/2012          12.827651          15.863844         9,592.8271
01/01/2013 to 12/31/2013          15.863844          16.125203         7,239.4454
01/01/2014 to 12/31/2014          16.125203          17.929838         6,666.5191
01/01/2015 to 12/31/2015          17.929838          17.354469         6,364.4469
01/01/2016 to 12/31/2016          17.354469          17.185300         5,654.2499
01/01/2017 to 12/31/2017          17.185300          18.684026         5,778.0786
01/01/2018 to 12/31/2018          18.684026          16.753995         4,743.4321
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.560348           5.952366        84,370.0900
01/01/2010 to 12/31/2010           5.952366           7.233279        79,807.5241
01/01/2011 to 12/31/2011           7.233279           7.331562        65,703.6642
01/01/2012 to 12/31/2012           7.331562           8.528399        60,276.0679
01/01/2013 to 12/31/2013           8.528399          12.189990        62,585.1087
01/01/2014 to 12/31/2014          12.189990          14.227397        54,427.9123
01/01/2015 to 12/31/2015          14.227397          13.402810        51,168.5358
01/01/2016 to 12/31/2016          13.402810          13.509808        46,702.7612
01/01/2017 to 12/31/2017          13.509808          15.704357        43,872.7591
01/01/2018 to 12/31/2018          15.704357          14.326837        39,094.7222
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         133.216266         136.590360             0.0000
01/01/2011 to 12/31/2011         136.590360         123.974133             0.0000
01/01/2012 to 12/31/2012         123.974133         149.089951            36.8854
01/01/2013 to 12/31/2013         149.089951         188.487955            87.4251
01/01/2014 to 04/25/2014         188.487955         195.995813             0.0000
--------------------------       ----------         ----------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.571011           6.191014           409.9800
01/01/2010 to 12/31/2010           6.191014           6.523369         1,814.1656
01/01/2011 to 04/29/2011           6.523369           6.926195             0.0000
--------------------------       ----------         ----------        -----------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.723820          10.856793             0.0000
01/01/2013 to 12/31/2013          10.856793          10.176098             0.0000
01/01/2014 to 12/31/2014          10.176098          10.744452           186.4098
01/01/2015 to 12/31/2015          10.744452          10.592865           181.2941
01/01/2016 to 12/31/2016          10.592865          10.535681           197.3056
01/01/2017 to 12/31/2017          10.535681          10.611992           224.5174
01/01/2018 to 12/31/2018          10.611992          10.409652           206.9836
--------------------------       ----------         ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.001265          16.746123        66,622.4900
01/01/2010 to 12/31/2010          16.746123          19.138699        60,606.8081
01/01/2011 to 12/31/2011          19.138699          16.110007        56,537.4803
01/01/2012 to 12/31/2012          16.110007          20.439093        49,185.7091
01/01/2013 to 12/31/2013          20.439093          26.182208        43,720.4203
01/01/2014 to 12/31/2014          26.182208          24.214073        44,655.8718
01/01/2015 to 12/31/2015          24.214073          22.695265        41,801.0034
01/01/2016 to 12/31/2016          22.695265          24.101193        37,368.6889
01/01/2017 to 12/31/2017          24.101193          30.860299        33,637.3314
01/01/2018 to 12/31/2018          30.860299          23.029586        34,465.1079
--------------------------       ----------         ----------        -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.044753         56,139.3888
01/01/2013 to 12/31/2013          1.044753           1.044689        149,823.9471
01/01/2014 to 12/31/2014          1.044689           1.082773         59,499.4658
01/01/2015 to 12/31/2015          1.082773           1.018227         49,788.6772
01/01/2016 to 12/31/2016          1.018227           1.116680         46,880.4480
01/01/2017 to 12/31/2017          1.116680           1.205899         44,327.9400
01/01/2018 to 12/31/2018          1.205899           1.107503         41,692.9648
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.164665           8.902221         23,838.0300
01/01/2010 to 12/31/2010          8.902221          10.037209         21,919.6346
01/01/2011 to 12/31/2011         10.037209           9.707455         21,779.8544
01/01/2012 to 12/31/2012          9.707455          11.285093         21,495.0248
01/01/2013 to 12/31/2013         11.285093          14.998753         28,211.0498
01/01/2014 to 12/31/2014         14.998753          16.094940         23,170.4807
01/01/2015 to 12/31/2015         16.094940          14.856471         22,747.6781
01/01/2016 to 12/31/2016         14.856471          17.106924         19,110.3742
01/01/2017 to 12/31/2017         17.106924          19.820694         16,636.0583
01/01/2018 to 12/31/2018         19.820694          17.090500         16,502.3213
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.375599          12.316433         45,843.5700
01/01/2010 to 12/31/2010         12.316433          15.256580         42,271.6280
01/01/2011 to 12/31/2011         15.256580          14.815549         37,329.1778
01/01/2012 to 12/31/2012         14.815549          17.193866         34,300.0190
01/01/2013 to 12/31/2013         17.193866          23.660099         31,013.4841
01/01/2014 to 12/31/2014         23.660099          25.063801         27,615.8109
01/01/2015 to 12/31/2015         25.063801          24.183668         26,814.6890
01/01/2016 to 12/31/2016         24.183668          26.455032         22,395.5582
01/01/2017 to 12/31/2017         26.455032          32.550694         20,158.9179
01/01/2018 to 12/31/2018         32.550694          29.059788         17,756.8885
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.982397          10.415288          3,775.8782
01/01/2014 to 12/31/2014         10.415288          10.745007          7,338.3176
01/01/2015 to 12/31/2015         10.745007          10.598990          7,199.9144
01/01/2016 to 12/31/2016         10.598990          10.636730         11,375.7372
01/01/2017 to 12/31/2017         10.636730          10.788096         12,077.0459
01/01/2018 to 12/31/2018         10.788096          10.591556         11,889.7804
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.924700           9.823148          6,424.6600
01/01/2010 to 12/31/2010          9.823148          10.231419          5,955.5805
01/01/2011 to 12/31/2011         10.231419          10.625827          6,863.2939
01/01/2012 to 12/31/2012         10.625827          10.942791         36,511.7444
01/01/2013 to 04/26/2013         10.942791          10.914101              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012693           1.046793              0.0000
01/01/2013 to 12/31/2013          1.046793           1.140507         27,637.6018
01/01/2014 to 12/31/2014          1.140507           1.197703          5,856.8602
01/01/2015 to 12/31/2015          1.197703           1.186262          5,771.8094
01/01/2016 to 12/31/2016          1.186262           1.198324          5,840.8248
01/01/2017 to 12/31/2017          1.198324           1.372380          5,733.7707
01/01/2018 to 12/31/2018          1.372380           1.250258         10,783.4487
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996789           1.037181              0.0000
01/01/2015 to 12/31/2015          1.037181           1.008153              0.0000
01/01/2016 to 12/31/2016          1.008153           1.009417              0.0000
01/01/2017 to 12/31/2017          1.009417           1.144449              0.0000
01/01/2018 to 04/30/2018          1.144449           1.114436              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.713291          10.662621          2,284.9900
01/01/2010 to 12/31/2010         10.662621          12.771469          2,775.8390
01/01/2011 to 12/31/2011         12.771469          12.351922          2,687.8389
01/01/2012 to 12/31/2012         12.351922          14.177242          2,547.3428
01/01/2013 to 12/31/2013         14.177242          16.301216            806.1797
01/01/2014 to 12/31/2014         16.301216          16.557238          1,234.6566
01/01/2015 to 12/31/2015         16.557238          16.453276          1,197.6440
01/01/2016 to 12/31/2016         16.453276          16.923287          1,214.3290
01/01/2017 to 12/31/2017         16.923287          20.430078          1,180.1618
01/01/2018 to 12/31/2018         20.430078          18.973041          1,153.3092
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077368           1.123121          3,956.1767
01/01/2014 to 12/31/2014          1.123121           1.204640          3,905.7841
01/01/2015 to 12/31/2015          1.204640           1.168227          3,877.3805
01/01/2016 to 12/31/2016          1.168227           1.196832          3,901.6978
01/01/2017 to 12/31/2017          1.196832           1.357585          8,979.8243
01/01/2018 to 12/31/2018          1.357585           1.236814          8,873.3887
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.832803          12.699490         69,430.7700
01/01/2010 to 12/31/2010         12.699490          13.888670         67,141.5844
01/01/2011 to 12/31/2011         13.888670          12.173685         60,980.1296
01/01/2012 to 12/31/2012         12.173685          13.945926         56,152.9910
01/01/2013 to 12/31/2013         13.945926          16.326750         53,400.8850
01/01/2014 to 12/31/2014         16.326750          14.913597         50,716.9298
01/01/2015 to 12/31/2015         14.913597          14.380504         45,947.9517
01/01/2016 to 12/31/2016         14.380504          13.993329         44,488.0064
01/01/2017 to 12/31/2017         13.993329          17.605395         39,361.7689
01/01/2018 to 12/31/2018         17.605395          14.862170         34,365.7381
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999747           1.032376              0.0000
01/01/2015 to 12/31/2015          1.032376           0.957942              0.0000
01/01/2016 to 12/31/2016          0.957942           1.044987              0.0000
01/01/2017 to 12/31/2017          1.044987           1.155124              0.0000
01/01/2018 to 12/31/2018          1.155124           1.047753              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.856050          12.580586         66,167.4900
01/01/2010 to 12/31/2010         12.580586          13.308523         59,031.8835
01/01/2011 to 12/31/2011         13.308523          14.520839         58,227.1988
01/01/2012 to 12/31/2012         14.520839          15.554886         55,618.5455
01/01/2013 to 12/31/2013         15.554886          13.853433         51,263.9245
01/01/2014 to 12/31/2014         13.853433          13.992948         42,461.0147
01/01/2015 to 12/31/2015         13.992948          13.309223         38,646.1811
01/01/2016 to 12/31/2016         13.309223          13.716432         39,037.0791
01/01/2017 to 12/31/2017         13.716432          13.932643         41,841.5620
01/01/2018 to 12/31/2018         13.932643          13.346394         36,165.7189
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.746166          14.768453        239,314.8100
01/01/2010 to 12/31/2010         14.768453          15.682349        245,756.3698
01/01/2011 to 12/31/2011         15.682349          15.883636        237,990.5006
01/01/2012 to 12/31/2012         15.883636          17.036445        240,479.7670
01/01/2013 to 12/31/2013         17.036445          16.403823        222,564.1117
01/01/2014 to 12/31/2014         16.403823          16.778165        207,945.0639
01/01/2015 to 12/31/2015         16.778165          16.471443        141,422.9493
01/01/2016 to 12/31/2016         16.471443          16.591508        135,769.1960
01/01/2017 to 12/31/2017         16.591508          17.021286        130,307.0894
01/01/2018 to 12/31/2018         17.021286          16.669187        126,253.6141
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214840          10.719329            416.4134
01/01/2014 to 12/31/2014         10.719329          11.432127            412.0749
01/01/2015 to 12/31/2015         11.432127          11.082129            410.9799
01/01/2016 to 12/31/2016         11.082129          11.375720            410.4613
01/01/2017 to 12/31/2017         11.375720          13.007310            936.8958
01/01/2018 to 04/30/2018         13.007310          12.422165              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010671           1.064850              0.0000
01/01/2013 to 12/31/2013          1.064850           1.151025         70,021.9924
01/01/2014 to 12/31/2014          1.151025           1.217374          5,781.4326
01/01/2015 to 12/31/2015          1.217374           1.184553          5,716.8759
01/01/2016 to 12/31/2016          1.184553           1.228578          5,723.5951
01/01/2017 to 12/31/2017          1.228578           1.378547         10,782.6899
01/01/2018 to 12/31/2018          1.378547           1.225619          9,681.6045
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.446522          10.355272             66.5500
01/01/2010 to 12/31/2010         10.355272          11.409705          1,870.7870
01/01/2011 to 12/31/2011         11.409705          11.319849         15,298.9054
01/01/2012 to 12/31/2012         11.319849          12.538608         14,746.7032
01/01/2013 to 12/31/2013         12.538608          13.900502         12,876.8418
01/01/2014 to 12/31/2014         13.900502          14.438774         12,722.2562
01/01/2015 to 12/31/2015         14.438774          13.895827          8,134.4410
01/01/2016 to 12/31/2016         13.895827          14.430145          7,994.7332
01/01/2017 to 12/31/2017         14.430145          16.413141          7,853.6278
01/01/2018 to 12/31/2018         16.413141          15.060229          7,706.9449
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.743759           9.813878          3,172.2900
01/01/2010 to 12/31/2010          9.813878          10.997693          3,145.5779
01/01/2011 to 12/31/2011         10.997693          10.566641          2,319.0931
01/01/2012 to 12/31/2012         10.566641          11.931151          2,241.6971
01/01/2013 to 12/31/2013         11.931151          13.829212          2,173.7314
01/01/2014 to 12/31/2014         13.829212          14.305952          2,104.4003
01/01/2015 to 12/31/2015         14.305952          13.719145          2,032.6862
01/01/2016 to 12/31/2016         13.719145          14.394199          1,960.8529
01/01/2017 to 12/31/2017         14.394199          16.905948          1,886.7789
01/01/2018 to 12/31/2018         16.905948          15.142799          1,830.1010
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.152266          40.854887         41,563.7700
01/01/2010 to 12/31/2010         40.854887          46.932127         39,758.8033
01/01/2011 to 12/31/2011         46.932127          44.225853         36,988.1031
01/01/2012 to 12/31/2012         44.225853          51.215775         34,832.7959
01/01/2013 to 12/31/2013         51.215775          67.258778         29,935.5620
01/01/2014 to 12/31/2014         67.258778          74.794570         25,640.0241
01/01/2015 to 12/31/2015         74.794570          70.790557         22,759.7149
01/01/2016 to 12/31/2016         70.790557          80.572923         20,671.7142
01/01/2017 to 12/31/2017         80.572923          92.506519         19,695.3199
01/01/2018 to 12/31/2018         92.506519          82.485119         16,783.8539
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.605335           8.004745         75,446.0500
01/01/2010 to 12/31/2010          8.004745          10.033512         63,850.2223
01/01/2011 to 12/31/2011         10.033512           9.687665         57,984.5631
01/01/2012 to 12/31/2012          9.687665          10.810320         58,251.1471
01/01/2013 to 12/31/2013         10.810320          14.494085         50,993.3499
01/01/2014 to 12/31/2014         14.494085          16.046040         42,792.7638
01/01/2015 to 12/31/2015         16.046040          16.803125         38,685.2449
01/01/2016 to 12/31/2016         16.803125          17.520416         28,961.6320
01/01/2017 to 12/31/2017         17.520416          21.456134         26,197.1577
01/01/2018 to 12/31/2018         21.456134          20.599114         24,028.3427
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.765375          19.582945          2,133.2300
01/01/2010 to 12/31/2010         19.582945          24.131767          2,304.8528
01/01/2011 to 12/31/2011         24.131767          22.814175          2,643.2608
01/01/2012 to 12/31/2012         22.814175          25.685170          2,078.6600
01/01/2013 to 12/31/2013         25.685170          32.855796          2,638.1535
01/01/2014 to 12/31/2014         32.855796          35.363840          2,053.0694
01/01/2015 to 12/31/2015         35.363840          31.597589          1,399.7706
01/01/2016 to 12/31/2016         31.597589          35.827558          2,010.9339
01/01/2017 to 12/31/2017         35.827558          38.505284          2,079.9874
01/01/2018 to 12/31/2018         38.505284          33.960319          1,879.4650
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.510171          12.351588         16,990.4700
01/01/2010 to 12/31/2010         12.351588          15.063597         16,986.3611
01/01/2011 to 12/31/2011         15.063597          13.857334         16,522.1875
01/01/2012 to 12/31/2012         13.857334          16.066470          5,556.7864
01/01/2013 to 12/31/2013         16.066470          20.921723          9,198.4829
01/01/2014 to 12/31/2014         20.921723          23.255219          8,982.5562
01/01/2015 to 12/31/2015         23.255219          20.747163          8,054.0492
01/01/2016 to 12/31/2016         20.747163          23.051915          7,332.3485
01/01/2017 to 12/31/2017         23.051915          25.072407          3,260.0712
01/01/2018 to 12/31/2018         25.072407          21.339236          2,739.2711
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.951477           9.793596         18,778.9301
01/01/2014 to 12/31/2014          9.793596           9.292629         17,616.3627
01/01/2015 to 12/31/2015          9.292629           8.924312         11,249.7011
01/01/2016 to 12/31/2016          8.924312           9.203219          9,984.8608
01/01/2017 to 12/31/2017          9.203219          12.187349          9,037.4718
01/01/2018 to 12/31/2018         12.187349           9.906067          7,471.7171
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.036171           8.447296         23,736.9800
01/01/2010 to 12/31/2010          8.447296           8.864145         18,084.1313
01/01/2011 to 12/31/2011          8.864145           7.458837         21,222.7333
01/01/2012 to 12/31/2012          7.458837           8.598458         23,813.6485
01/01/2013 to 04/26/2013          8.598458           8.905057              0.0000
--------------------------        --------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.483469          10.317359         74,026.6000
01/01/2010 to 12/31/2010         10.317359          10.128233         68,948.2130
01/01/2011 to 12/31/2011         10.128233           9.943078         94,639.3738
01/01/2012 to 12/31/2012          9.943078           9.759823         91,103.1585
01/01/2013 to 12/31/2013          9.759823           9.580917         99,608.6032
01/01/2014 to 12/31/2014          9.580917           9.405291         93,945.7810
01/01/2015 to 12/31/2015          9.405291           9.232884         86,262.1969
01/01/2016 to 12/31/2016          9.232884           9.073801         81,905.9781
01/01/2017 to 12/31/2017          9.073801           8.964457        123,436.2583
01/01/2018 to 12/31/2018          8.964457           8.935536        115,422.4633
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.392467          13.616251              0.0000
01/01/2015 to 12/31/2015         13.616251          13.288384              0.0000
01/01/2016 to 12/31/2016         13.288384          13.635755              0.0000
01/01/2017 to 12/31/2017         13.635755          14.314495              0.0000
01/01/2018 to 12/31/2018         14.314495          13.683796              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.950055          10.798717        147,812.2000
01/01/2010 to 12/31/2010         10.798717          11.756596        167,945.3825
01/01/2011 to 12/31/2011         11.756596          11.746461        118,704.7816
01/01/2012 to 12/31/2012         11.746461          12.788163        147,726.1730
01/01/2013 to 12/31/2013         12.788163          13.693588        187,199.1765
01/01/2014 to 04/25/2014         13.693588          13.786685              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.654300          10.711902        508,594.3400
01/01/2010 to 12/31/2010         10.711902          11.819527        462,327.0831
01/01/2011 to 12/31/2011         11.819527          11.589772        450,481.3934
01/01/2012 to 12/31/2012         11.589772          12.786266        416,097.3608
01/01/2013 to 12/31/2013         12.786266          14.337516        287,331.3144
01/01/2014 to 04/25/2014         14.337516          14.380594              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.973059          14.320385        463,744.0272
01/01/2015 to 12/31/2015         14.320385          13.906986        419,421.4626
01/01/2016 to 12/31/2016         13.906986          14.483189        407,337.1130
01/01/2017 to 12/31/2017         14.483189          15.731619        388,626.8457
01/01/2018 to 12/31/2018         15.731619          14.762071        363,069.2669
--------------------------       ---------          ---------        ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.260324          10.406662          989,443.5200
01/01/2010 to 12/31/2010         10.406662          11.603890          885,725.9185
01/01/2011 to 12/31/2011         11.603890          11.197649          792,962.3527
01/01/2012 to 12/31/2012         11.197649          12.522590          801,451.4400
01/01/2013 to 12/31/2013         12.522590          14.680262          815,671.8153
01/01/2014 to 04/25/2014         14.680262          14.680058                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.369533          14.838306          807,539.1891
01/01/2015 to 12/31/2015         14.838306          14.381624          789,113.1492
01/01/2016 to 12/31/2016         14.381624          15.121141          794,880.3926
01/01/2017 to 12/31/2017         15.121141          17.031597          516,858.6998
01/01/2018 to 12/31/2018         17.031597          15.693758          487,222.7042
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.936885          10.136478        1,027,215.3400
01/01/2010 to 12/31/2010         10.136478          11.492124          973,001.0323
01/01/2011 to 12/31/2011         11.492124          10.844888          910,071.4310
01/01/2012 to 12/31/2012         10.844888          12.318535          738,896.6973
01/01/2013 to 12/31/2013         12.318535          15.226579          734,830.4709
01/01/2014 to 04/25/2014         15.226579          15.143557                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.011851           8.848627           38,500.7800
01/01/2010 to 12/31/2010          8.848627           9.559131           37,026.5989
01/01/2011 to 12/31/2011          9.559131           9.219053           35,261.9511
01/01/2012 to 12/31/2012          9.219053          10.508312           23,030.3125
01/01/2013 to 04/26/2013         10.508312          11.296594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.343608          14.896993          680,144.3221
01/01/2015 to 12/31/2015         14.896993          14.375859          652,071.2614
01/01/2016 to 12/31/2016         14.375859          15.261210          601,242.9103
01/01/2017 to 12/31/2017         15.261210          17.853113          545,035.0972
01/01/2018 to 12/31/2018         17.853113          16.102433          486,418.1023
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.504402          11.787932           72,085.5700
01/01/2010 to 12/31/2010         11.787932          13.280010           65,377.1216
01/01/2011 to 12/31/2011         13.280010          13.883244           55,512.1665
01/01/2012 to 12/31/2012         13.883244          15.205726           49,926.9045
01/01/2013 to 12/31/2013         15.205726          20.376869           47,003.7864
01/01/2014 to 12/31/2014         20.376869          20.338167           41,050.8053
01/01/2015 to 12/31/2015         20.338167          18.035670           40,106.9192
01/01/2016 to 12/31/2016         18.035670          21.715679           32,557.9904
01/01/2017 to 12/31/2017         21.715679          23.992005           30,222.3730
01/01/2018 to 12/31/2018         23.992005          20.389893           29,696.4844
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.128163       14.189621                 0.0000
01/01/2010 to 12/31/2010         14.189621       17.076373                 0.0000
01/01/2011 to 12/31/2011         17.076373       14.039305                 0.0000
01/01/2012 to 12/31/2012         14.039305       16.248019                 0.0000
01/01/2013 to 12/31/2013         16.248019       20.352900             1,379.7235
01/01/2014 to 12/31/2014         20.352900       18.642214             1,197.3261
01/01/2015 to 12/31/2015         18.642214       19.353701             1,252.7210
01/01/2016 to 12/31/2016         19.353701       20.105920                 0.0000
01/01/2017 to 12/31/2017         20.105920       25.748262                 0.0000
01/01/2018 to 12/31/2018         25.748262       20.076639               264.0745
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.601765       21.921747             1,283.3211
01/01/2017 to 12/31/2017         21.921747       25.569066             1,283.3211
01/01/2018 to 12/31/2018         25.569066       25.009170             2,981.9235
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.508920       15.290033                 0.0000
01/01/2010 to 12/31/2010         15.290033       17.401179                 0.0000
01/01/2011 to 12/31/2011         17.401179       16.250555                 0.0000
01/01/2012 to 12/31/2012         16.250555       17.606464                 0.0000
01/01/2013 to 12/31/2013         17.606464       22.937983             1,639.1558
01/01/2014 to 12/31/2014         22.937983       24.979056             1,484.6639
01/01/2015 to 12/31/2015         24.979056       24.459713             1,380.1015
01/01/2016 to 04/29/2016         24.459713       24.576063                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.669209       11.218935           160,101.0100
01/01/2010 to 12/31/2010         11.218935       12.314837           146,946.1678
01/01/2011 to 12/31/2011         12.314837       11.584307           137,154.2561
01/01/2012 to 12/31/2012         11.584307       12.815171           124,413.2669
01/01/2013 to 12/31/2013         12.815171       16.798343           115,108.3485
01/01/2014 to 12/31/2014         16.798343       18.213110            98,189.8243
01/01/2015 to 12/31/2015         18.213110       18.284506            91,231.7856
01/01/2016 to 12/31/2016         18.284506       19.233148            78,394.9187
01/01/2017 to 12/31/2017         19.233148       22.454000            73,584.0512
01/01/2018 to 12/31/2018         22.454000       21.985185            65,445.5044
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.424852       17.143839             6,644.9966
01/01/2014 to 12/31/2014         17.143839       18.659961             6,339.9297
01/01/2015 to 12/31/2015         18.659961       18.794945             5,342.9709
01/01/2016 to 12/31/2016         18.794945       19.402048             4,532.6528
01/01/2017 to 12/31/2017         19.402048       23.796996             4,313.6278
01/01/2018 to 12/31/2018         23.796996       21.979897             3,987.7341
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.801833       11.271134            11,468.1300
01/01/2010 to 12/31/2010         11.271134       14.070208            10,394.2828
01/01/2011 to 12/31/2011         14.070208       12.781608             7,634.2567
01/01/2012 to 12/31/2012         12.781608       13.301322             7,957.6116
01/01/2013 to 04/26/2013         13.301322       14.332215                 0.0000
--------------------------       ---------       ---------           ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.910484          10.837784         70,914.2000
01/01/2010 to 12/31/2010         10.837784          11.842929         64,472.5268
01/01/2011 to 12/31/2011         11.842929          11.652065         52,678.0802
01/01/2012 to 12/31/2012         11.652065          13.216751        117,271.6891
01/01/2013 to 12/31/2013         13.216751          17.740395        107,712.3843
01/01/2014 to 12/31/2014         17.740395          18.937882         91,022.8379
01/01/2015 to 12/31/2015         18.937882          20.550137         75,126.8428
01/01/2016 to 12/31/2016         20.550137          20.147267         66,518.6080
01/01/2017 to 12/31/2017         20.147267          27.095158         59,346.6904
01/01/2018 to 12/31/2018         27.095158          26.625979         50,786.8786
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.698814           6.895099          3,957.0800
01/01/2010 to 12/31/2010          6.895099           7.810117          1,753.3524
01/01/2011 to 12/31/2011          7.810117           7.372835          3,557.7005
01/01/2012 to 12/31/2012          7.372835           8.154149          2,963.4250
01/01/2013 to 04/26/2013          8.154149           8.750456              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.313801           7.496112        145,351.3500
01/01/2010 to 12/31/2010          7.496112           8.050256        131,751.7732
01/01/2011 to 12/31/2011          8.050256           7.793885        115,975.2707
01/01/2012 to 04/27/2012          7.793885           8.755258              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.752297          14.192683              0.0000
01/01/2010 to 12/31/2010         14.192683          14.719838              0.0000
01/01/2011 to 12/31/2011         14.719838          15.484013              0.0000
01/01/2012 to 12/31/2012         15.484013          15.743288              0.0000
01/01/2013 to 12/31/2013         15.743288          15.057455              0.0000
01/01/2014 to 12/31/2014         15.057455          15.588494              0.0000
01/01/2015 to 12/31/2015         15.588494          15.294126              0.0000
01/01/2016 to 12/31/2016         15.294126          15.327044          3,597.5435
01/01/2017 to 12/31/2017         15.327044          15.488872          3,574.8330
01/01/2018 to 12/31/2018         15.488872          15.128748          3,327.6806
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.648605          13.233978              0.0000
01/01/2010 to 12/31/2010         13.233978          16.358764              0.0000
01/01/2011 to 12/31/2011         16.358764          15.699841              0.0000
01/01/2012 to 12/31/2012         15.699841          18.071495              0.0000
01/01/2013 to 12/31/2013         18.071495          23.550851            303.6288
01/01/2014 to 12/31/2014         23.550851          25.248964            296.9289
01/01/2015 to 12/31/2015         25.248964          24.122479            301.0035
01/01/2016 to 12/31/2016         24.122479          28.436031            278.3817
01/01/2017 to 12/31/2017         28.436031          32.272065          2,427.5307
01/01/2018 to 12/31/2018         32.272065          28.013764              0.0000
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.802565          11.309787              0.0000
01/01/2010 to 12/31/2010         11.309787          11.964646            857.5895
01/01/2011 to 12/31/2011         11.964646          10.259521            857.5895
01/01/2012 to 12/31/2012         10.259521          11.877164              0.0000
01/01/2013 to 12/31/2013         11.877164          14.158958            715.1798
01/01/2014 to 12/31/2014         14.158958          13.019476            754.8893
01/01/2015 to 12/31/2015         13.019476          12.613263            759.4879
01/01/2016 to 12/31/2016         12.613263          12.502000            795.4641
01/01/2017 to 12/31/2017         12.502000          15.285950            746.3737
01/01/2018 to 12/31/2018         15.285950          12.885054            797.3807
--------------------------       ---------          ---------            --------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.911678          13.390778              0.0000
01/01/2010 to 12/31/2010         13.390778          16.635105          1,991.2476
01/01/2011 to 12/31/2011         16.635105          15.623989          2,284.9703
01/01/2012 to 12/31/2012         15.623989          17.781579            774.1967
01/01/2013 to 12/31/2013         17.781579          24.110120         16,725.1947
01/01/2014 to 12/31/2014         24.110120          24.787674         13,997.7682
01/01/2015 to 12/31/2015         24.787674          23.229401         13,992.8624
01/01/2016 to 12/31/2016         23.229401          27.575434         13,948.7563
01/01/2017 to 12/31/2017         27.575434          30.942297          1,166.3070
01/01/2018 to 12/31/2018         30.942297          26.968326            933.6660
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.237445          10.182507         52,612.6300
01/01/2010 to 12/31/2010         10.182507          11.444426         49,563.4749
01/01/2011 to 12/31/2011         11.444426          11.418801         48,291.1268
01/01/2012 to 12/31/2012         11.418801          12.937763         44,487.4878
01/01/2013 to 12/31/2013         12.937763          16.726646         39,777.5522
01/01/2014 to 12/31/2014         16.726646          18.570883         37,597.3019
01/01/2015 to 12/31/2015         18.570883          18.396973         33,713.9677
01/01/2016 to 12/31/2016         18.396973          20.115452         25,431.8468
01/01/2017 to 12/31/2017         20.115452          23.940678         23,895.2059
01/01/2018 to 12/31/2018         23.940678          22.364086         24,060.7016
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.680742          20.596349          2,471.2453
01/01/2014 to 12/31/2014         20.596349          22.354329          6,437.0007
01/01/2015 to 12/31/2015         22.354329          21.864573          6,297.3488
01/01/2016 to 12/31/2016         21.864573          24.489259          5,946.9593
01/01/2017 to 12/31/2017         24.489259          28.268731          6,786.7030
01/01/2018 to 12/31/2018         28.268731          24.905858          7,366.8689
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.579680           8.066372          6,770.8900
01/01/2010 to 12/31/2010          8.066372           8.791473          6,721.2331
01/01/2011 to 12/31/2011          8.791473           8.583448          6,526.5112
01/01/2012 to 12/31/2012          8.583448           9.597810          6,136.1470
01/01/2013 to 04/26/2013          9.597810          10.498516              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.669209          19.508126         19,626.8668
01/01/2014 to 12/31/2014         19.508126          19.092967         17,511.3087
01/01/2015 to 12/31/2015         19.092967          18.814203         11,937.3066
01/01/2016 to 12/31/2016         18.814203          21.866683          9,612.0164
01/01/2017 to 12/31/2017         21.866683          24.791840          8,952.9667
01/01/2018 to 12/31/2018         24.791840          22.634857          6,779.3444
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.235812          12.399521         36,768.3600
01/01/2010 to 12/31/2010         12.399521          14.954891         31,882.1071
01/01/2011 to 12/31/2011         14.954891          13.906691         27,488.1786
01/01/2012 to 12/31/2012         13.906691          14.371972         23,947.9294
01/01/2013 to 04/26/2013         14.371972          15.560900              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.769833           8.522256         33,627.5484
01/01/2014 to 12/31/2014          8.522256           9.104423         34,264.0865
01/01/2015 to 12/31/2015          9.104423           9.877111         30,754.2142
01/01/2016 to 12/31/2016          9.877111           9.844586         22,762.2859
01/01/2017 to 12/31/2017          9.844586          12.900087         21,296.2233
01/01/2018 to 12/31/2018         12.900087          12.516155         18,929.9354
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.386970           5.285767         35,377.8300
01/01/2010 to 12/31/2010          5.285767           6.625790         32,714.3506
01/01/2011 to 12/31/2011          6.625790           5.860930         30,870.3967
01/01/2012 to 12/31/2012          5.860930           6.450107         30,927.1574
01/01/2013 to 04/26/2013          6.450107           6.735371              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.600846          14.709421             63.7400
01/01/2010 to 12/31/2010         14.709421          18.631121             60.7982
01/01/2011 to 12/31/2011         18.631121          15.240348             59.9462
01/01/2012 to 12/31/2012         15.240348          15.345209            538.3166
01/01/2013 to 12/31/2013         15.345209          16.684028            567.2623
01/01/2014 to 12/31/2014         16.684028          13.295055            644.5850
01/01/2015 to 12/31/2015         13.295055           8.775780            954.3766
01/01/2016 to 12/31/2016          8.775780          12.383154            809.3233
01/01/2017 to 12/31/2017         12.383154          12.066728          1,004.3376
01/01/2018 to 12/31/2018         12.066728           8.426792          1,084.5253
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.224047          28.153182         42,489.1941
01/01/2017 to 12/31/2017         28.153182          29.830992         40,142.5138
01/01/2018 to 12/31/2018         29.830992          28.102875         39,014.6639
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.072423          20.237261         69,123.3800
01/01/2010 to 12/31/2010         20.237261          22.442270         65,685.7976
01/01/2011 to 12/31/2011         22.442270          23.014253         61,178.1298
01/01/2012 to 12/31/2012         23.014253          25.515082         60,117.6603
01/01/2013 to 12/31/2013         25.515082          27.045951         56,695.9056
01/01/2014 to 12/31/2014         27.045951          27.832322         49,553.9064
01/01/2015 to 12/31/2015         27.832322          26.728019         45,310.6628
01/01/2016 to 04/29/2016         26.728019          27.499664              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.779927          28.753197          2,033.5858
01/01/2017 to 12/31/2017         28.753197          30.481672          2,125.4056
01/01/2018 to 12/31/2018         30.481672          28.748308          1,961.1660
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.723348          12.277328                 0.0000
01/01/2011 to 12/31/2011      12.277328          12.469565             1,190.3185
01/01/2012 to 12/31/2012      12.469565          13.641918               391.8466
01/01/2013 to 12/31/2013      13.641918          13.580801             8,730.7537
01/01/2014 to 12/31/2014      13.580801          13.924157            13,219.0417
01/01/2015 to 12/31/2015      13.924157          13.469712            12,950.5195
01/01/2016 to 04/29/2016      13.469712          13.783320                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.270192          15.601953             2,943.7800
01/01/2010 to 12/31/2010      15.601953          16.157228             2,851.3381
01/01/2011 to 12/31/2011      16.157228          16.697088             3,089.1574
01/01/2012 to 12/31/2012      16.697088          16.888930             3,082.4803
01/01/2013 to 12/31/2013      16.888930          16.429258             1,009.2039
01/01/2014 to 12/31/2014      16.429258          16.539392             2,656.8574
01/01/2015 to 12/31/2015      16.539392          16.286067             5,039.9019
01/01/2016 to 12/31/2016      16.286067          16.150821             8,346.4517
01/01/2017 to 12/31/2017      16.150821          16.121309             4,845.7921
01/01/2018 to 12/31/2018      16.121309          15.934584            12,836.7038

CLASS L




                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.162767          10.471040         17,116.5278
01/01/2013 to 12/31/2013         10.471040          11.413428         41,379.3664
01/01/2014 to 12/31/2014         11.413428          12.015513         49,028.6894
01/01/2015 to 12/31/2015         12.015513          11.851726         76,210.8972
01/01/2016 to 12/31/2016         11.851726          12.040824         72,320.3910
01/01/2017 to 12/31/2017         12.040824          13.417141         46,540.8353
01/01/2018 to 12/31/2018         13.417141          12.239589         42,007.5107
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.985129           8.859165        405,432.4900
01/01/2010 to 12/31/2010          8.859165           9.744728        471,102.9551
01/01/2011 to 12/31/2011          9.744728           9.353622        437,306.8908
01/01/2012 to 12/31/2012          9.353622          10.412975        477,902.5123
01/01/2013 to 12/31/2013         10.412975          12.104427        475,336.9482
01/01/2014 to 12/31/2014         12.104427          12.588752        469,135.9733
01/01/2015 to 12/31/2015         12.588752          12.258529        454,069.6241
01/01/2016 to 12/31/2016         12.258529          12.960701        424,372.6154
01/01/2017 to 12/31/2017         12.960701          14.853820        427,228.8077
01/01/2018 to 12/31/2018         14.853820          13.937366        325,330.6415
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.335721           8.328398        387,925.2300
01/01/2010 to 12/31/2010          8.328398           9.268923        403,333.3306
01/01/2011 to 12/31/2011          9.268923           8.660050        378,977.8196
01/01/2012 to 12/31/2012          8.660050           9.864168        347,584.8317
01/01/2013 to 12/31/2013          9.864168          12.102636        364,790.5071
01/01/2014 to 12/31/2014         12.102636          12.627072        414,242.7302
01/01/2015 to 12/31/2015         12.627072          12.289620        428,395.6990
01/01/2016 to 12/31/2016         12.289620          13.132041        429,000.2959
01/01/2017 to 12/31/2017         13.132041          15.628416        389,285.5244
01/01/2018 to 12/31/2018         15.628416          14.440788        376,928.8587
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.737844           7.815349         65,519.0400
01/01/2010 to 12/31/2010          7.815349           9.069140         94,951.8538
01/01/2011 to 12/31/2011          9.069140           8.485078         65,500.7873
01/01/2012 to 12/31/2012          8.485078           9.769178         74,633.9478
01/01/2013 to 12/31/2013          9.769178          12.434205         71,520.7814
01/01/2014 to 12/31/2014         12.434205          13.192003         65,299.9509
01/01/2015 to 12/31/2015         13.192003          13.777055         60,166.8668
01/01/2016 to 12/31/2016         13.777055          14.740436         67,233.1413
01/01/2017 to 12/31/2017         14.740436          18.490270         54,142.5874
01/01/2018 to 12/31/2018         18.490270          18.040720         62,011.8879
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.656316           9.265198        175,606.0900
01/01/2010 to 12/31/2010          9.265198           9.986521        157,981.4642
01/01/2011 to 12/31/2011          9.986521           9.812816        166,117.1268
01/01/2012 to 12/31/2012          9.812816          10.665337        110,003.1333
01/01/2013 to 12/31/2013         10.665337          11.873574        110,154.2272
01/01/2014 to 12/31/2014         11.873574          12.353950         96,715.5569
01/01/2015 to 12/31/2015         12.353950          12.027410         88,897.6896
01/01/2016 to 12/31/2016         12.027410          12.622368         81,893.5607
01/01/2017 to 12/31/2017         12.622368          13.984255         68,568.4322
01/01/2018 to 12/31/2018         13.984255          13.244406         53,188.3375
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.090112          11.452993         25,106.9097
01/01/2013 to 12/31/2013         11.452993          10.850902         39,616.0648
01/01/2014 to 12/31/2014         10.850902          11.066755         19,961.5632
01/01/2015 to 12/31/2015         11.066755           9.813999         37,313.6032
01/01/2016 to 12/31/2016          9.813999          10.486957         38,048.3679
01/01/2017 to 12/31/2017         10.486957          11.293178         29,961.1356
01/01/2018 to 12/31/2018         11.293178          10.370834         28,231.8384
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.919068          10.202547         21,727.7972
01/01/2013 to 12/31/2013         10.202547          11.036967         77,194.4885
01/01/2014 to 12/31/2014         11.036967          11.464155         83,028.9678
01/01/2015 to 12/31/2015         11.464155          11.230529         92,805.7132
01/01/2016 to 12/31/2016         11.230529          11.501728         89,219.9802
01/01/2017 to 12/31/2017         11.501728          12.781457         83,717.3633
01/01/2018 to 12/31/2018         12.781457          11.632851         77,889.4118
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.752040          16.901599         18,151.2800
01/01/2010 to 12/31/2010         16.901599          19.189673         22,030.1889
01/01/2011 to 12/31/2011         19.189673          19.261135         15,793.4653
01/01/2012 to 12/31/2012         19.261135          22.011911         18,826.5153
01/01/2013 to 12/31/2013         22.011911          23.601650         17,234.2306
01/01/2014 to 12/31/2014         23.601650          23.908601         16,534.2254
01/01/2015 to 12/31/2015         23.908601          22.497924         14,628.5000
01/01/2016 to 12/31/2016         22.497924          25.147597         14,689.4578
01/01/2017 to 12/31/2017         25.147597          26.577072         13,455.9778
01/01/2018 to 12/31/2018         26.577072          25.312189          9,230.4864
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.547252           9.817814        574,465.0300
01/01/2010 to 12/31/2010          9.817814          11.217138        508,041.7491
01/01/2011 to 12/31/2011         11.217138          10.365536        484,120.7964
01/01/2012 to 12/31/2012         10.365536          11.866095        459,226.1773
01/01/2013 to 12/31/2013         11.866095          15.070772        429,898.4696
01/01/2014 to 12/31/2014         15.070772          15.531808        356,176.1508
01/01/2015 to 12/31/2015         15.531808          14.925950        268,495.3287
01/01/2016 to 12/31/2016         14.925950          15.951943        222,952.9793
01/01/2017 to 12/31/2017         15.951943          19.232857        205,921.2279
01/01/2018 to 12/31/2018         19.232857          16.961096        192,218.6574
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.945874          10.368971         40,425.6478
01/01/2013 to 12/31/2013         10.368971          11.629162         75,244.9416
01/01/2014 to 12/31/2014         11.629162          12.504948         99,901.5906
01/01/2015 to 12/31/2015         12.504948          11.762166         98,080.7373
01/01/2016 to 12/31/2016         11.762166          12.499952         96,380.1380
01/01/2017 to 12/31/2017         12.499952          14.506717         92,916.0980
01/01/2018 to 12/31/2018         14.506717          13.177703         85,633.3616
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.605429          14.391738        192,639.2200
01/01/2010 to 12/31/2010         14.391738          16.922341        180,541.9664
01/01/2011 to 12/31/2011         16.922341          15.105017        159,773.2024
01/01/2012 to 12/31/2012         15.105017          17.476104        146,138.4718
01/01/2013 to 12/31/2013         17.476104          22.699826        122,575.6666
01/01/2014 to 12/31/2014         22.699826          22.643308        113,955.8740
01/01/2015 to 12/31/2015         22.643308          21.004968         99,625.8237
01/01/2016 to 12/31/2016         21.004968          27.037901         88,469.1480
01/01/2017 to 12/31/2017         27.037901          29.619563         79,198.3254
01/01/2018 to 12/31/2018         29.619563          24.619728         71,346.3740
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.098843          10.104896         41,673.8900
01/01/2010 to 12/31/2010         10.104896          12.254278         62,091.7280
01/01/2011 to 12/31/2011         12.254278           9.770137         60,354.5036
01/01/2012 to 12/31/2012          9.770137          11.390879         54,478.1015
01/01/2013 to 12/31/2013         11.390879          10.614449         60,517.2865
01/01/2014 to 12/31/2014         10.614449           9.730617         60,718.5445
01/01/2015 to 12/31/2015          9.730617           8.224494         50,482.9279
01/01/2016 to 12/31/2016          8.224494           8.993406         56,847.6584
01/01/2017 to 12/31/2017          8.993406          11.318888         42,527.4816
01/01/2018 to 12/31/2018         11.318888           9.525009         53,614.9319
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997329          10.184744          1,992.9144
01/01/2011 to 12/31/2011         10.184744          10.189062          9,061.3927
01/01/2012 to 12/31/2012         10.189062          10.723728         17,976.6121
01/01/2013 to 12/31/2013         10.723728          10.920083         25,960.7252
01/01/2014 to 12/31/2014         10.920083          10.788031         25,960.5450
01/01/2015 to 12/31/2015         10.788031          10.491351         25,907.5258
01/01/2016 to 12/31/2016         10.491351          11.242413         25,119.2515
01/01/2017 to 12/31/2017         11.242413          11.431358         15,522.7106
01/01/2018 to 12/31/2018         11.431358          11.244215         22,204.2823
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987330           9.730713              0.0000
01/01/2012 to 12/31/2012          9.730713           9.961476          6,632.3875
01/01/2013 to 12/31/2013          9.961476           9.882501         30,575.8277
01/01/2014 to 12/31/2014          9.882501           9.794175         30,923.6187
01/01/2015 to 12/31/2015          9.794175           9.545245         59,754.6285
01/01/2016 to 12/31/2016          9.545245           9.654236         56,297.6968
01/01/2017 to 12/31/2017          9.654236           9.594391         77,875.5019
01/01/2018 to 12/31/2018          9.594391           9.449177         45,162.9177
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997863          10.857030              0.0000
01/01/2010 to 12/31/2010         10.857030          12.089395              0.0000
01/01/2011 to 12/31/2011         12.089395          11.817213              0.0000
01/01/2012 to 12/31/2012         11.817213          13.243492              0.0000
01/01/2013 to 12/31/2013         13.243492          13.122481              0.0000
01/01/2014 to 12/31/2014         13.122481          13.015836              0.0000
01/01/2015 to 12/31/2015         13.015836          12.233462              0.0000
01/01/2016 to 12/31/2016         12.233462          12.102151              0.0000
01/01/2017 to 12/31/2017         12.102151          11.885674              0.0000
01/01/2018 to 12/31/2018         11.885674          11.771823              0.0000
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.137520          12.073645        70,405.0100
01/01/2010 to 12/31/2010          12.073645          13.747804        75,081.1362
01/01/2011 to 12/31/2011          13.747804          12.729608        73,241.4745
01/01/2012 to 12/31/2012          12.729608          15.726790        68,000.1568
01/01/2013 to 12/31/2013          15.726790          15.969912        68,153.3387
01/01/2014 to 12/31/2014          15.969912          17.739431        63,613.8152
01/01/2015 to 12/31/2015          17.739431          17.153009        34,885.9477
01/01/2016 to 12/31/2016          17.153009          16.968843        36,282.2766
01/01/2017 to 12/31/2017          16.968843          18.430314        27,961.6313
01/01/2018 to 12/31/2018          18.430314          16.509873        25,389.7406
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.525416           5.900867       174,184.9900
01/01/2010 to 12/31/2010           5.900867           7.163541       158,050.5121
01/01/2011 to 12/31/2011           7.163541           7.253635       161,956.9545
01/01/2012 to 12/31/2012           7.253635           8.429276       152,984.9348
01/01/2013 to 12/31/2013           8.429276          12.036283       162,276.5985
01/01/2014 to 12/31/2014          12.036283          14.033965       159,755.8119
01/01/2015 to 12/31/2015          14.033965          13.207370       151,266.6327
01/01/2016 to 12/31/2016          13.207370          13.299503       141,749.6509
01/01/2017 to 12/31/2017          13.299503          15.444494       131,404.1697
01/01/2018 to 12/31/2018          15.444494          14.075601       127,272.0467
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558             0.0000
01/01/2011 to 12/31/2011         132.713558         120.335247            15.7544
01/01/2012 to 12/31/2012         120.335247         144.568601            97.4233
01/01/2013 to 12/31/2013         144.568601         182.589254           468.2933
01/01/2014 to 04/25/2014         182.589254         189.802385             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.556518           6.165216        36,463.0700
01/01/2010 to 12/31/2010           6.165216           6.489699        27,971.9118
01/01/2011 to 04/29/2011           6.489699           6.888201             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.713021          10.838586             0.0000
01/01/2013 to 12/31/2013          10.838586          10.148878             0.0000
01/01/2014 to 12/31/2014          10.148878          10.705006        14,225.2750
01/01/2015 to 12/31/2015          10.705006          10.543429        12,579.6631
01/01/2016 to 12/31/2016          10.543429          10.476034        15,723.7948
01/01/2017 to 12/31/2017          10.476034          10.541398        14,747.8670
01/01/2018 to 12/31/2018          10.541398          10.330014         8,828.2729
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.921961          16.608788       190,461.9800
01/01/2010 to 12/31/2010          16.608788          18.962797       174,232.5487
01/01/2011 to 12/31/2011          18.962797          15.946001       168,338.9767
01/01/2012 to 12/31/2012          15.946001          20.210702       162,084.9629
01/01/2013 to 12/31/2013          20.210702          25.863792       145,047.4645
01/01/2014 to 12/31/2014          25.863792          23.895680       140,494.7761
01/01/2015 to 12/31/2015          23.895680          22.374448       129,317.5510
01/01/2016 to 12/31/2016          22.374448          23.736760       120,907.5141
01/01/2017 to 12/31/2017          23.736760          30.363402       101,052.3577
01/01/2018 to 12/31/2018          30.363402          22.635977        89,921.1346
--------------------------       ----------         ----------       ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010622           1.044035        206,558.6070
01/01/2013 to 12/31/2013          1.044035           1.042928        374,956.0458
01/01/2014 to 12/31/2014          1.042928           1.079867        457,622.2100
01/01/2015 to 12/31/2015          1.079867           1.014480        545,171.6259
01/01/2016 to 12/31/2016          1.014480           1.111459        497,984.7885
01/01/2017 to 12/31/2017          1.111459           1.199066        467,980.5320
01/01/2018 to 12/31/2018          1.199066           1.100120        426,333.6423
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.138352           8.860663         21,589.4200
01/01/2010 to 12/31/2010          8.860663           9.980379         10,846.1914
01/01/2011 to 12/31/2011          9.980379           9.642864          7,986.0999
01/01/2012 to 12/31/2012          9.642864          11.198746         10,731.8045
01/01/2013 to 12/31/2013         11.198746          14.869131         13,841.2520
01/01/2014 to 12/31/2014         14.869131          15.939898         22,755.3649
01/01/2015 to 12/31/2015         15.939898          14.698649         21,633.8973
01/01/2016 to 12/31/2016         14.698649          16.908284         20,037.8787
01/01/2017 to 12/31/2017         16.908284          19.571033         31,952.6638
01/01/2018 to 12/31/2018         19.571033          16.858260         30,974.5129
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.308000          12.215411        116,213.6600
01/01/2010 to 12/31/2010         12.215411          15.116340        102,856.1487
01/01/2011 to 12/31/2011         15.116340          14.664720         89,194.1004
01/01/2012 to 12/31/2012         14.664720          17.001734         81,457.7210
01/01/2013 to 12/31/2013         17.001734          23.372353         77,553.6832
01/01/2014 to 12/31/2014         23.372353          24.734239         70,938.0432
01/01/2015 to 12/31/2015         24.734239          23.841823         63,220.4494
01/01/2016 to 12/31/2016         23.841823          26.055023         64,328.5232
01/01/2017 to 12/31/2017         26.055023          32.026594         56,694.4375
01/01/2018 to 12/31/2018         32.026594          28.563136         45,643.7012
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211         18,432.4654
01/01/2014 to 12/31/2014         10.356211          10.673385         26,060.2939
01/01/2015 to 12/31/2015         10.673385          10.517820         22,039.4041
01/01/2016 to 12/31/2016         10.517820          10.544724         30,188.9719
01/01/2017 to 12/31/2017         10.544724          10.684125        120,393.6588
01/01/2018 to 12/31/2018         10.684125          10.478940         58,746.3294
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.918564           9.806590         55,512.6800
01/01/2010 to 12/31/2010          9.806590          10.203969         35,921.4712
01/01/2011 to 12/31/2011         10.203969          10.586761         23,126.4336
01/01/2012 to 12/31/2012         10.586761          10.891608         26,382.9353
01/01/2013 to 04/26/2013         10.891608          10.862933              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073         84,565.2305
01/01/2013 to 12/31/2013          1.046073           1.138585        308,729.1521
01/01/2014 to 12/31/2014          1.138585           1.194489        407,585.4220
01/01/2015 to 12/31/2015          1.194489           1.181897        516,376.6447
01/01/2016 to 12/31/2016          1.181897           1.192722        480,587.0989
01/01/2017 to 12/31/2017          1.192722           1.364604        450,780.0135
01/01/2018 to 12/31/2018          1.364604           1.241924        442,817.7345
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996775           1.036466              0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451              0.0000
01/01/2016 to 12/31/2016          1.006451           1.006706              0.0000
01/01/2017 to 12/31/2017          1.006706           1.140239              0.0000
01/01/2018 to 04/30/2018          1.140239           1.109974              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.692637          10.623452         31,486.0100
01/01/2010 to 12/31/2010         10.623452          12.711856         36,368.6850
01/01/2011 to 12/31/2011         12.711856          12.282006         37,793.2478
01/01/2012 to 12/31/2012         12.282006          14.082838         37,263.3349
01/01/2013 to 12/31/2013         14.082838          16.176496         34,591.3883
01/01/2014 to 12/31/2014         16.176496          16.414140         27,795.0291
01/01/2015 to 12/31/2015         16.414140          16.294774         14,815.0890
01/01/2016 to 12/31/2016         16.294774          16.743511         15,675.4867
01/01/2017 to 12/31/2017         16.743511          20.192923         13,018.0459
01/01/2018 to 12/31/2018         20.192923          18.733948          9,240.7786
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181          1,256.7004
01/01/2014 to 12/31/2014         11.218181          12.020401         14,553.2559
01/01/2015 to 12/31/2015         12.020401          11.645409         19,812.8278
01/01/2016 to 12/31/2016         11.645409          11.918633         17,827.6899
01/01/2017 to 12/31/2017         11.918633          13.506023         15,978.3436
01/01/2018 to 12/31/2018         13.506023          12.292157         15,269.7596
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.757497          12.589633        140,063.1600
01/01/2010 to 12/31/2010         12.589633          13.754786        128,536.8291
01/01/2011 to 12/31/2011         13.754786          12.044296        120,940.6774
01/01/2012 to 12/31/2012         12.044296          13.783845        114,381.3693
01/01/2013 to 12/31/2013         13.783845          16.120882        113,247.9496
01/01/2014 to 12/31/2014         16.120882          14.710824        105,849.3537
01/01/2015 to 12/31/2015         14.710824          14.170798         96,001.1232
01/01/2016 to 12/31/2016         14.170798          13.775488         90,436.1864
01/01/2017 to 12/31/2017         13.775488          17.314068         73,911.6685
01/01/2018 to 12/31/2018         17.314068          14.601537         72,566.7400
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663              0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324              0.0000
01/01/2016 to 12/31/2016          0.956324           1.042179              0.0000
01/01/2017 to 12/31/2017          1.042179           1.150874              0.0000
01/01/2018 to 12/31/2018          1.150874           1.042848              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.794618          12.496906        265,415.7500
01/01/2010 to 12/31/2010         12.496906          13.206793        290,028.0168
01/01/2011 to 12/31/2011         13.206793          14.395490        249,325.1142
01/01/2012 to 12/31/2012         14.395490          15.405124        229,392.2275
01/01/2013 to 12/31/2013         15.405124          13.706335        211,527.7826
01/01/2014 to 12/31/2014         13.706335          13.830534        204,333.9136
01/01/2015 to 12/31/2015         13.830534          13.141594        138,432.3030
01/01/2016 to 12/31/2016         13.141594          13.530141        129,118.4740
01/01/2017 to 12/31/2017         13.530141          13.729721        115,389.5660
01/01/2018 to 12/31/2018         13.729721          13.138794        101,999.0627
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.648587          14.640758        298,345.6900
01/01/2010 to 12/31/2010         14.640758          15.531222        297,009.9795
01/01/2011 to 12/31/2011         15.531222          15.714895        262,311.0609
01/01/2012 to 12/31/2012         15.714895          16.838529        260,252.9565
01/01/2013 to 12/31/2013         16.838529          16.197052        220,970.2720
01/01/2014 to 12/31/2014         16.197052          16.550123        208,514.0039
01/01/2015 to 12/31/2015         16.550123          16.231332        185,702.4918
01/01/2016 to 12/31/2016         16.231332          16.333311        155,854.6377
01/01/2017 to 12/31/2017         16.333311          16.739704        143,195.6133
01/01/2018 to 12/31/2018         16.739704          16.376958        132,308.8365
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214562          10.711818          1,369.9938
01/01/2014 to 12/31/2014         10.711818          11.412702         10,701.3074
01/01/2015 to 12/31/2015         11.412702          11.052241          9,964.9022
01/01/2016 to 12/31/2016         11.052241          11.333706          9,236.5258
01/01/2017 to 12/31/2017         11.333706          12.946364          8,587.0793
01/01/2018 to 04/30/2018         12.946364          12.359927              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118        144,406.2734
01/01/2013 to 12/31/2013          1.064118           1.149085        407,115.4876
01/01/2014 to 12/31/2014          1.149085           1.214108        398,968.4880
01/01/2015 to 12/31/2015          1.214108           1.180194        447,022.8319
01/01/2016 to 12/31/2016          1.180194           1.222834        438,778.5078
01/01/2017 to 12/31/2017          1.222834           1.370736        412,829.2090
01/01/2018 to 12/31/2018          1.370736           1.217449        448,999.6172
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.419070          10.311303         49,410.8100
01/01/2010 to 12/31/2010         10.311303          11.349916        176,264.1408
01/01/2011 to 12/31/2011         11.349916          11.249304        170,937.6771
01/01/2012 to 12/31/2012         11.249304          12.447953        161,459.6898
01/01/2013 to 12/31/2013         12.447953          13.786215        102,818.7129
01/01/2014 to 12/31/2014         13.786215          14.305752        121,583.8849
01/01/2015 to 12/31/2015         14.305752          13.754045        115,297.4506
01/01/2016 to 12/31/2016         13.754045          14.268643        107,326.0102
01/01/2017 to 12/31/2017         14.268643          16.213280        101,083.9366
01/01/2018 to 12/31/2018         16.213280          14.861887         93,324.5247
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.718586           9.772201         74,779.6700
01/01/2010 to 12/31/2010          9.772201          10.940057         75,235.6342
01/01/2011 to 12/31/2011         10.940057          10.500781         50,745.5398
01/01/2012 to 12/31/2012         10.500781          11.844879         65,549.8613
01/01/2013 to 12/31/2013         11.844879          13.715502         68,822.0271
01/01/2014 to 12/31/2014         13.715502          14.174143         79,999.6657
01/01/2015 to 12/31/2015         14.174143          13.579155         75,201.4188
01/01/2016 to 12/31/2016         13.579155          14.233089         77,763.3809
01/01/2017 to 12/31/2017         14.233089          16.700077         72,266.5583
01/01/2018 to 12/31/2018         16.700077          14.943358         70,594.4683
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.883018          40.501421         98,579.8300
01/01/2010 to 12/31/2010         40.501421          46.479634         91,240.5657
01/01/2011 to 12/31/2011         46.479634          43.755758         83,155.2969
01/01/2012 to 12/31/2012         43.755758          50.620493         81,000.1763
01/01/2013 to 12/31/2013         50.620493          66.410645         73,584.5610
01/01/2014 to 12/31/2014         66.410645          73.777620         65,870.2330
01/01/2015 to 12/31/2015         73.777620          69.758250         58,943.2329
01/01/2016 to 12/31/2016         69.758250          79.318647         52,520.5484
01/01/2017 to 12/31/2017         79.318647          90.975776         46,690.5353
01/01/2018 to 12/31/2018         90.975776          81.038640         43,457.9631
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.562399           7.935494        230,398.1300
01/01/2010 to 12/31/2010          7.935494           9.936782        213,748.4078
01/01/2011 to 12/31/2011          9.936782           9.584698        186,238.2713
01/01/2012 to 12/31/2012          9.584698          10.684677        186,593.6013
01/01/2013 to 12/31/2013         10.684677          14.311326        174,353.3968
01/01/2014 to 12/31/2014         14.311326          15.827880        163,511.3704
01/01/2015 to 12/31/2015         15.827880          16.558109        132,973.2823
01/01/2016 to 12/31/2016         16.558109          17.247689        127,881.6340
01/01/2017 to 12/31/2017         17.247689          21.101109        112,873.9894
01/01/2018 to 12/31/2018         21.101109          20.237905         92,962.3546
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.587128          19.342182          1,453.3300
01/01/2010 to 12/31/2010         19.342182          23.811291          1,111.6743
01/01/2011 to 12/31/2011         23.811291          22.488737          1,178.7869
01/01/2012 to 12/31/2012         22.488737          25.293348          1,012.1481
01/01/2013 to 12/31/2013         25.293348          32.322276          4,202.6311
01/01/2014 to 12/31/2014         32.322276          34.754831          2,254.4736
01/01/2015 to 12/31/2015         34.754831          31.022387          2,187.9633
01/01/2016 to 12/31/2016         31.022387          35.140202          2,183.8168
01/01/2017 to 12/31/2017         35.140202          37.728935          2,153.4693
01/01/2018 to 12/31/2018         37.728935          33.242145          2,389.6648
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.465811          12.281690         86,412.0900
01/01/2010 to 12/31/2010         12.281690          14.963407         77,478.7793
01/01/2011 to 12/31/2011         14.963407          13.751431         71,067.2109
01/01/2012 to 12/31/2012         13.751431          15.927672         72,350.6927
01/01/2013 to 12/31/2013         15.927672          20.720268         62,667.7019
01/01/2014 to 12/31/2014         20.720268          23.008283         56,174.4190
01/01/2015 to 12/31/2015         23.008283          20.506331         51,895.7758
01/01/2016 to 12/31/2016         20.506331          22.761565         55,274.9272
01/01/2017 to 12/31/2017         22.761565          24.731950         48,869.4908
01/01/2018 to 12/31/2018         24.731950          21.028302         47,765.7972
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019         12,116.4774
01/01/2014 to 12/31/2014          9.738019           9.230659         13,107.9329
01/01/2015 to 12/31/2015          9.230659           8.855935         12,402.1918
01/01/2016 to 12/31/2016          8.855935           9.123581         12,478.5259
01/01/2017 to 12/31/2017          9.123581          12.069862          8,105.7505
01/01/2018 to 12/31/2018         12.069862           9.800702          7,930.2306
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.032009           8.433038           24,465.3500
01/01/2010 to 12/31/2010          8.433038           8.840352           24,139.3809
01/01/2011 to 12/31/2011          8.840352           7.431387           18,382.8603
01/01/2012 to 12/31/2012          7.431387           8.558211           16,763.3039
01/01/2013 to 04/26/2013          8.558211           8.860558                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.403231          10.228161          715,036.1700
01/01/2010 to 12/31/2010         10.228161          10.030636          544,397.2926
01/01/2011 to 12/31/2011         10.030636           9.837451          574,314.8964
01/01/2012 to 12/31/2012          9.837451           9.646441          694,345.4688
01/01/2013 to 12/31/2013          9.646441           9.460150          505,000.6436
01/01/2014 to 12/31/2014          9.460150           9.277457          467,655.8013
01/01/2015 to 12/31/2015          9.277457           9.098292          633,902.1357
01/01/2016 to 12/31/2016          9.098292           8.932593          560,962.8344
01/01/2017 to 12/31/2017          8.932593           8.816155          562,421.5703
01/01/2018 to 12/31/2018          8.816155           8.778884          535,655.4739
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.335259          13.548918            5,776.4892
01/01/2015 to 12/31/2015         13.548918          13.209458           26,026.2229
01/01/2016 to 12/31/2016         13.209458          13.541222           52,457.9329
01/01/2017 to 12/31/2017         13.541222          14.201094           30,044.3680
01/01/2018 to 12/31/2018         14.201094          13.561749           24,016.2571
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.912878          10.743120        1,483,183.7900
01/01/2010 to 12/31/2010         10.743120          11.684387        1,645,167.4208
01/01/2011 to 12/31/2011         11.684387          11.662678        1,661,011.0862
01/01/2012 to 12/31/2012         11.662678          12.684198        1,459,959.1909
01/01/2013 to 12/31/2013         12.684198          13.568692        1,306,529.8961
01/01/2014 to 04/25/2014         13.568692          13.656637                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.618348          10.656747        3,304,503.3000
01/01/2010 to 12/31/2010         10.656747          11.746928        3,222,350.0586
01/01/2011 to 12/31/2011         11.746928          11.507100        2,893,133.7411
01/01/2012 to 12/31/2012         11.507100          12.682311        2,791,563.0786
01/01/2013 to 12/31/2013         12.682311          14.206742        2,410,086.6630
01/01/2014 to 04/25/2014         14.206742          14.244938                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.654448          13.984391        3,196,261.4986
01/01/2015 to 12/31/2015         13.984391          13.567117        2,882,978.4336
01/01/2016 to 12/31/2016         13.567117          14.115122        2,605,771.0474
01/01/2017 to 12/31/2017         14.115122          15.316552        2,364,003.3884
01/01/2018 to 12/31/2018         15.316552          14.358139        2,146,438.2311
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.226006          10.353072        7,198,030.3400
01/01/2010 to 12/31/2010         10.353072          11.532610        6,555,488.6876
01/01/2011 to 12/31/2011         11.532610          11.117766        5,883,797.7634
01/01/2012 to 12/31/2012         11.117766          12.420769        5,365,705.5944
01/01/2013 to 12/31/2013         12.420769          14.546353        4,974,130.5938
01/01/2014 to 04/25/2014         14.546353          14.541568                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.539238          15.003394        4,551,217.3513
01/01/2015 to 12/31/2015         15.003394          14.527095        4,209,604.2448
01/01/2016 to 12/31/2016         14.527095          15.258832        3,881,983.3904
01/01/2017 to 12/31/2017         15.258832          17.169567        3,589,348.6004
01/01/2018 to 12/31/2018         17.169567          15.804985        3,273,055.8639
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.903906          10.084271        6,564,683.1200
01/01/2010 to 12/31/2010         10.084271          11.421522        6,017,722.2026
01/01/2011 to 12/31/2011         11.421522          10.767511        5,712,455.0485
01/01/2012 to 12/31/2012         10.767511          12.218361        5,283,380.3406
01/01/2013 to 12/31/2013         12.218361          15.087673        5,162,236.3167
01/01/2014 to 04/25/2014         15.087673          15.000680                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.007020           8.833697          132,292.4200
01/01/2010 to 12/31/2010          8.833697           9.533474          129,220.0462
01/01/2011 to 12/31/2011          9.533474           9.185137          127,195.0984
01/01/2012 to 12/31/2012          9.185137          10.459139          120,555.8015
01/01/2013 to 04/26/2013         10.459139          11.240161                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.987667          15.555374        4,848,188.4151
01/01/2015 to 12/31/2015         15.555374          14.996203        4,528,119.3070
01/01/2016 to 12/31/2016         14.996203          15.903853        4,248,657.6936
01/01/2017 to 12/31/2017         15.903853          18.586373        3,979,944.3171
01/01/2018 to 12/31/2018         18.586373          16.746933        3,714,128.5953
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.439282          11.685978          234,112.4600
01/01/2010 to 12/31/2010         11.685978          13.152006          219,612.3405
01/01/2011 to 12/31/2011         13.152006          13.735717          187,896.4023
01/01/2012 to 12/31/2012         13.735717          15.029032          182,107.9163
01/01/2013 to 12/31/2013         15.029032          20.119975          147,722.4912
01/01/2014 to 12/31/2014         20.119975          20.061686          134,688.3409
01/01/2015 to 12/31/2015         20.061686          17.772703          105,387.6574
01/01/2016 to 12/31/2016         17.772703          21.377678           97,440.2006
01/01/2017 to 12/31/2017         21.377678          23.595049           86,325.0687
01/01/2018 to 12/31/2018         23.595049          20.032372           74,161.7246
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.126445       14.173037             1,184.7800
01/01/2010 to 12/31/2010         14.173037       17.039399             3,750.9071
01/01/2011 to 12/31/2011         17.039399       13.994917             1,579.5925
01/01/2012 to 12/31/2012         13.994917       16.180386             1,599.8297
01/01/2013 to 12/31/2013         16.180386       20.247946             1,638.7091
01/01/2014 to 12/31/2014         20.247946       18.527540             1,609.1617
01/01/2015 to 12/31/2015         18.527540       19.215428             1,465.2958
01/01/2016 to 12/31/2016         19.215428       19.942328             7,199.0506
01/01/2017 to 12/31/2017         19.942328       25.513334             3,800.5873
01/01/2018 to 12/31/2018         25.513334       19.873445             4,167.9016
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.310097       21.611432             1,505.5016
01/01/2017 to 12/31/2017         21.611432       25.182019             2,891.9271
01/01/2018 to 12/31/2018         25.182019       24.605839             4,427.7444
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.319591       15.048694                 0.0000
01/01/2010 to 12/31/2010         15.048694       17.109420             2,080.2954
01/01/2011 to 12/31/2011         17.109420       15.962150             2,281.1137
01/01/2012 to 12/31/2012         15.962150       17.276625               678.7053
01/01/2013 to 12/31/2013         17.276625       22.485788               678.7053
01/01/2014 to 12/31/2014         22.485788       24.462156               678.7053
01/01/2015 to 12/31/2015         24.462156       23.929621               678.7053
01/01/2016 to 04/29/2016         23.929621       24.035545                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.602823       11.121899           516,469.9700
01/01/2010 to 12/31/2010         11.121899       12.196133           454,879.5240
01/01/2011 to 12/31/2011         12.196133       11.461201           404,214.7372
01/01/2012 to 12/31/2012         11.461201       12.666252           385,526.4756
01/01/2013 to 12/31/2013         12.666252       16.586560           343,059.0390
01/01/2014 to 12/31/2014         16.586560       17.965521           314,148.1615
01/01/2015 to 12/31/2015         17.965521       18.017925           282,430.6393
01/01/2016 to 12/31/2016         18.017925       18.933800           253,320.0083
01/01/2017 to 12/31/2017         18.933800       22.082510           231,440.3502
01/01/2018 to 12/31/2018         22.082510       21.599717           201,174.9514
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539       16.978719            26,803.1621
01/01/2014 to 12/31/2014         16.978719       18.461769            25,554.7288
01/01/2015 to 12/31/2015         18.461769       18.576735            21,294.1766
01/01/2016 to 12/31/2016         18.576735       19.157627            20,198.4204
01/01/2017 to 12/31/2017         19.157627       23.473812            15,812.2223
01/01/2018 to 12/31/2018         23.473812       21.659587            13,372.6344
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.765426       11.207329            42,080.6500
01/01/2010 to 12/31/2010         11.207329       13.976597            39,024.0268
01/01/2011 to 12/31/2011         13.976597       12.683903            33,746.7650
01/01/2012 to 12/31/2012         12.683903       13.186379            29,374.7580
01/01/2013 to 04/26/2013         13.186379       14.203849                 0.0000
--------------------------       ---------       ---------           ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.857833          10.754899        194,142.7200
01/01/2010 to 12/31/2010         10.754899          11.740621        177,866.5480
01/01/2011 to 12/31/2011         11.740621          11.539887        149,669.4746
01/01/2012 to 12/31/2012         11.539887          13.076365        287,911.8317
01/01/2013 to 12/31/2013         13.076365          17.534432        270,945.1429
01/01/2014 to 12/31/2014         17.534432          18.699312        245,324.1461
01/01/2015 to 12/31/2015         18.699312          20.270982        191,208.6771
01/01/2016 to 12/31/2016         20.270982          19.853726        174,790.4494
01/01/2017 to 12/31/2017         19.853726          26.673813        141,919.9878
01/01/2018 to 12/31/2018         26.673813          26.185577        118,970.8887
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.692132           6.880133          4,867.3400
01/01/2010 to 12/31/2010          6.880133           7.785384          9,520.2956
01/01/2011 to 12/31/2011          7.785384           7.342156         15,059.0396
01/01/2012 to 12/31/2012          7.342156           8.112065         13,069.9040
01/01/2013 to 04/26/2013          8.112065           8.702527              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.273087           7.431246        298,470.6700
01/01/2010 to 12/31/2010          7.431246           7.972627        269,299.4842
01/01/2011 to 12/31/2011          7.972627           7.711030        243,182.5474
01/01/2012 to 04/27/2012          7.711030           8.659366              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.608838          14.035364         16,144.6100
01/01/2010 to 12/31/2010         14.035364          14.542133         26,759.3109
01/01/2011 to 12/31/2011         14.542133          15.281843         25,068.2301
01/01/2012 to 12/31/2012         15.281843          15.522125         24,765.6197
01/01/2013 to 12/31/2013         15.522125          14.831089         27,398.2630
01/01/2014 to 12/31/2014         14.831089          15.338804         36,235.0606
01/01/2015 to 12/31/2015         15.338804          15.034112         33,944.9606
01/01/2016 to 12/31/2016         15.034112          15.051416         35,503.6779
01/01/2017 to 12/31/2017         15.051416          15.195178         34,567.1148
01/01/2018 to 12/31/2018         15.195178          14.826969         33,514.8857
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.554900          13.108887             84.0000
01/01/2010 to 12/31/2010         13.108887          16.187965          1,424.5331
01/01/2011 to 12/31/2011         16.187965          15.520424          1,289.0863
01/01/2012 to 12/31/2012         15.520424          17.847034            492.6621
01/01/2013 to 12/31/2013         17.847034          23.235109          2,838.1786
01/01/2014 to 12/31/2014         23.235109          24.885561          4,115.2211
01/01/2015 to 12/31/2015         24.885561          23.751528          4,031.8064
01/01/2016 to 12/31/2016         23.751528          27.970784          4,925.4694
01/01/2017 to 12/31/2017         27.970784          31.712440          3,475.7561
01/01/2018 to 12/31/2018         31.712440          27.500297          3,723.3787
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.710683          11.184363              0.0000
01/01/2010 to 12/31/2010         11.184363          11.820151            794.7688
01/01/2011 to 12/31/2011         11.820151          10.125498              0.0000
01/01/2012 to 12/31/2012         10.125498          11.710239            389.3101
01/01/2013 to 12/31/2013         11.710239          13.946021          5,829.8226
01/01/2014 to 12/31/2014         13.946021          12.810855          5,686.9721
01/01/2015 to 12/31/2015         12.810855          12.398742         12,272.6584
01/01/2016 to 12/31/2016         12.398742          12.277091         12,191.5150
01/01/2017 to 12/31/2017         12.277091          14.996013          7,099.7199
01/01/2018 to 12/31/2018         14.996013          12.627942          6,646.7658
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.797769          13.242265              0.0000
01/01/2010 to 12/31/2010         13.242265          16.434193          3,486.7388
01/01/2011 to 12/31/2011         16.434193          15.419887          6,940.7103
01/01/2012 to 12/31/2012         15.419887          17.531671          8,277.9722
01/01/2013 to 12/31/2013         17.531671          23.747538          6,022.5285
01/01/2014 to 12/31/2014         23.747538          24.390502          7,873.8570
01/01/2015 to 12/31/2015         24.390502          22.834348          7,789.9137
01/01/2016 to 12/31/2016         22.834348          27.079395         13,653.4499
01/01/2017 to 12/31/2017         27.079395          30.355426         14,832.9318
01/01/2018 to 12/31/2018         30.355426          26.430217         10,722.2321
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.178048          10.098983         43,307.1500
01/01/2010 to 12/31/2010         10.098983          11.339221         37,116.4129
01/01/2011 to 12/31/2011         11.339221          11.302549         24,080.7328
01/01/2012 to 12/31/2012         11.302549          12.793188         29,524.8287
01/01/2013 to 12/31/2013         12.793188          16.523216         25,095.6091
01/01/2014 to 12/31/2014         16.523216          18.326695         29,580.8146
01/01/2015 to 12/31/2015         18.326695          18.136929         36,128.7261
01/01/2016 to 12/31/2016         18.136929          19.811307         40,469.9300
01/01/2017 to 12/31/2017         19.811307          23.555217         35,350.8973
01/01/2018 to 12/31/2018         23.555217          21.981888         29,746.8175
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447         20,623.2904
01/01/2014 to 12/31/2014         20.280447          21.989471         20,694.3324
01/01/2015 to 12/31/2015         21.989471          21.486214         22,803.4002
01/01/2016 to 12/31/2016         21.486214          24.041440         29,734.4804
01/01/2017 to 12/31/2017         24.041440          27.724163         27,973.3438
01/01/2018 to 12/31/2018         27.724163          24.401509         28,141.5311
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.575143           8.052755         25,239.8900
01/01/2010 to 12/31/2010          8.052755           8.767870         40,146.9217
01/01/2011 to 12/31/2011          8.767870           8.551865         30,803.8214
01/01/2012 to 12/31/2012          8.551865           9.552891         39,125.1008
01/01/2013 to 04/26/2013          9.552891          10.446064              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979         48,417.3163
01/01/2014 to 12/31/2014         23.271979          22.753952         45,583.4675
01/01/2015 to 12/31/2015         22.753952          22.399330         42,732.3819
01/01/2016 to 12/31/2016         22.399330          26.007469         39,744.1604
01/01/2017 to 12/31/2017         26.007469          29.457175         35,334.4869
01/01/2018 to 12/31/2018         29.457175          26.867245         30,620.1375
--------------------------       ---------          ---------         -----------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.169250          12.297858         72,179.9000
01/01/2010 to 12/31/2010         12.297858          14.817473         66,747.8697
01/01/2011 to 12/31/2011         14.817473          13.765157         61,224.9184
01/01/2012 to 12/31/2012         13.765157          14.211408         58,423.5467
01/01/2013 to 04/26/2013         14.211408          15.382164              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769         94,329.8844
01/01/2014 to 12/31/2014          8.414769           8.980610         89,665.5572
01/01/2015 to 12/31/2015          8.980610           9.733056         98,797.5967
01/01/2016 to 12/31/2016          9.733056           9.691312        102,725.1029
01/01/2017 to 12/31/2017          9.691312          12.686600         96,340.3033
01/01/2018 to 12/31/2018         12.686600          12.296647         59,394.6485
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.361013           5.240020        114,924.1000
01/01/2010 to 12/31/2010          5.240020           6.561892        100,288.6103
01/01/2011 to 12/31/2011          6.561892           5.798617         90,938.9506
01/01/2012 to 12/31/2012          5.798617           6.375121         89,564.3301
01/01/2013 to 04/26/2013          6.375121           6.654953              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.594916          14.692216              0.0000
01/01/2010 to 12/31/2010         14.692216          18.590756              0.0000
01/01/2011 to 12/31/2011         18.590756          15.192146            154.2302
01/01/2012 to 12/31/2012         15.192146          15.281305            152.5420
01/01/2013 to 12/31/2013         15.281305          16.597945              0.0000
01/01/2014 to 12/31/2014         16.597945          13.213211              0.0000
01/01/2015 to 12/31/2015         13.213211           8.713017              0.0000
01/01/2016 to 12/31/2016          8.713017          12.282311              0.0000
01/01/2017 to 12/31/2017         12.282311          11.956537              0.0000
01/01/2018 to 12/31/2018         11.956537           8.341436              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.644760          27.535872         78,195.8934
01/01/2017 to 12/31/2017         27.535872          29.147826         69,710.6732
01/01/2018 to 12/31/2018         29.147826          27.431690         66,820.5984
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.957050          20.062309        166,245.5700
01/01/2010 to 12/31/2010         20.062309          22.226037        154,309.3238
01/01/2011 to 12/31/2011         22.226037          22.769795        125,692.7997
01/01/2012 to 12/31/2012         22.769795          25.218708        116,723.6564
01/01/2013 to 12/31/2013         25.218708          26.705088        108,017.3018
01/01/2014 to 12/31/2014         26.705088          27.454089        103,077.6992
01/01/2015 to 12/31/2015         27.454089          26.338441         81,776.2821
01/01/2016 to 04/29/2016         26.338441          27.089935              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.188815          28.122733          4,247.4106
01/01/2017 to 12/31/2017         28.122733          29.783609          4,203.5594
01/01/2018 to 12/31/2018         29.783609          28.061712          3,779.2934
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.702120          12.246981            10,841.4375
01/01/2011 to 12/31/2011      12.246981          12.426349            13,927.8737
01/01/2012 to 12/31/2012      12.426349          13.580985            13,230.3912
01/01/2013 to 12/31/2013      13.580985          13.506630             9,435.0452
01/01/2014 to 12/31/2014      13.506630          13.834275            11,407.7555
01/01/2015 to 12/31/2015      13.834275          13.369388             9,290.2961
01/01/2016 to 04/29/2016      13.369388          13.676166                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.055223          15.366947            15,180.6900
01/01/2010 to 12/31/2010      15.366947          15.897958            12,621.4138
01/01/2011 to 12/31/2011      15.897958          16.412787            18,237.3934
01/01/2012 to 12/31/2012      16.412787          16.584684            20,180.6339
01/01/2013 to 12/31/2013      16.584684          16.117171            10,330.0579
01/01/2014 to 12/31/2014      16.117171          16.209000             9,852.0004
01/01/2015 to 12/31/2015      16.209000          15.944786             9,210.4556
01/01/2016 to 12/31/2016      15.944786          15.796573             7,582.5204
01/01/2017 to 12/31/2017      15.796573          15.751995             5,985.5215
01/01/2018 to 12/31/2018      15.751995          15.553905             4,344.6913

CLASS L




                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468              0.0000
01/01/2013 to 12/31/2013         10.453468          11.382887          8,397.9731
01/01/2014 to 12/31/2014         11.382887          11.971383          8,366.1760
01/01/2015 to 12/31/2015         11.971383          11.796393          8,332.0673
01/01/2016 to 12/31/2016         11.796393          11.972630          8,296.4092
01/01/2017 to 12/31/2017         11.972630          13.327858         12,741.2036
01/01/2018 to 12/31/2018         13.327858          12.145916         12,159.8416
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.980314           8.844211         89,315.9800
01/01/2010 to 12/31/2010          8.844211           9.718562        101,420.2633
01/01/2011 to 12/31/2011          9.718562           9.319201         76,297.0283
01/01/2012 to 12/31/2012          9.319201          10.364233         74,867.5930
01/01/2013 to 12/31/2013         10.364233          12.035729         36,862.8208
01/01/2014 to 12/31/2014         12.035729          12.504793         36,409.1227
01/01/2015 to 12/31/2015         12.504793          12.164596         35,949.6245
01/01/2016 to 12/31/2016         12.164596          12.848534         33,650.0998
01/01/2017 to 12/31/2017         12.848534          14.710598         28,724.3024
01/01/2018 to 12/31/2018         14.710598          13.789101         27,595.5020
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.331349           8.314334         30,712.6600
01/01/2010 to 12/31/2010          8.314334           9.244030         19,680.8933
01/01/2011 to 12/31/2011          9.244030           8.628175         18,371.0582
01/01/2012 to 12/31/2012          8.628175           9.817988         18,138.8479
01/01/2013 to 12/31/2013          9.817988          12.033942         56,720.1744
01/01/2014 to 12/31/2014         12.033942          12.542849         25,217.7054
01/01/2015 to 12/31/2015         12.542849          12.195441         43,335.5779
01/01/2016 to 12/31/2016         12.195441          13.018383         39,522.7666
01/01/2017 to 12/31/2017         13.018383          15.477718         36,393.6781
01/01/2018 to 12/31/2018         15.477718          14.287159         33,429.5851
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.733881           7.802145         34,246.9800
01/01/2010 to 12/31/2010          7.802145           9.044777         36,626.9445
01/01/2011 to 12/31/2011          9.044777           8.453840         15,794.3778
01/01/2012 to 12/31/2012          8.453840           9.723437         15,506.9204
01/01/2013 to 12/31/2013          9.723437          12.363621         13,937.3894
01/01/2014 to 12/31/2014         12.363621          13.104005         24,648.9267
01/01/2015 to 12/31/2015         13.104005          13.671473          7,469.6611
01/01/2016 to 12/31/2016         13.671473          14.612853          7,058.1752
01/01/2017 to 12/31/2017         14.612853          18.311975          5,303.3276
01/01/2018 to 12/31/2018         18.311975          17.848794          4,990.9149
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.651043           9.249565         40,936.5300
01/01/2010 to 12/31/2010          9.249565           9.959711         34,353.3452
01/01/2011 to 12/31/2011          9.959711           9.776712         33,765.3108
01/01/2012 to 12/31/2012          9.776712          10.615421         86,747.2136
01/01/2013 to 12/31/2013         10.615421          11.806193         87,233.1561
01/01/2014 to 12/31/2014         11.806193          12.271564         89,045.9164
01/01/2015 to 12/31/2015         12.271564          11.935256         77,208.7836
01/01/2016 to 12/31/2016         11.935256          12.513136         71,792.6236
01/01/2017 to 12/31/2017         12.513136          13.849425         78,966.2359
01/01/2018 to 12/31/2018         13.849425          13.103521         75,053.6602
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469          4,372.4623
01/01/2013 to 12/31/2013         11.433469          10.821573          3,317.9421
01/01/2014 to 12/31/2014         10.821573          11.025808            572.3291
01/01/2015 to 12/31/2015         11.025808           9.767904             52.1058
01/01/2016 to 12/31/2016          9.767904          10.427270              0.0000
01/01/2017 to 12/31/2017         10.427270          11.217712          8,443.6277
01/01/2018 to 12/31/2018         11.217712          10.291172              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425          4,774.4628
01/01/2013 to 12/31/2013         10.185425          11.007432          3,622.9924
01/01/2014 to 12/31/2014         11.007432          11.422048            624.9481
01/01/2015 to 12/31/2015         11.422048          11.178090             56.8963
01/01/2016 to 12/31/2016         11.178090          11.436581              0.0000
01/01/2017 to 12/31/2017         11.436581          12.696398          1,759.7439
01/01/2018 to 12/31/2018         12.696398          11.543816          1,654.1907
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.607839          16.677546          6,698.0000
01/01/2010 to 12/31/2010         16.677546          18.916374         11,890.4363
01/01/2011 to 12/31/2011         18.916374          18.967888          4,097.8195
01/01/2012 to 12/31/2012         18.967888          21.655009          8,716.2814
01/01/2013 to 12/31/2013         21.655009          23.195767         10,642.9732
01/01/2014 to 12/31/2014         23.195767          23.473952          4,366.5148
01/01/2015 to 12/31/2015         23.473952          22.066832          3,637.7936
01/01/2016 to 12/31/2016         22.066832          24.641087          3,909.6427
01/01/2017 to 12/31/2017         24.641087          26.015816          3,645.1006
01/01/2018 to 12/31/2018         26.015816          24.752738          3,120.8080
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.515886           9.767237        196,561.2400
01/01/2010 to 12/31/2010          9.767237          11.148208        173,030.4500
01/01/2011 to 12/31/2011         11.148208          10.291557        151,643.8023
01/01/2012 to 12/31/2012         10.291557          11.769572        138,613.1929
01/01/2013 to 12/31/2013         11.769572          14.933248        140,547.8621
01/01/2014 to 12/31/2014         14.933248          15.374689        130,596.2246
01/01/2015 to 12/31/2015         15.374689          14.760184        129,002.1825
01/01/2016 to 12/31/2016         14.760184          15.759017        122,593.7286
01/01/2017 to 12/31/2017         15.759017          18.981325        118,160.9097
01/01/2018 to 12/31/2018         18.981325          16.722434        103,779.6809
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.935849          10.351571         21,773.8357
01/01/2013 to 12/31/2013         10.351571          11.598045         20,197.0832
01/01/2014 to 12/31/2014         11.598045          12.459022         20,860.3935
01/01/2015 to 12/31/2015         12.459022          11.707250         16,991.4033
01/01/2016 to 12/31/2016         11.707250          12.429157         16,001.3102
01/01/2017 to 12/31/2017         12.429157          14.410188         15,847.0706
01/01/2018 to 12/31/2018         14.410188          13.076853         15,700.5635
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.528208          14.281682         68,513.4600
01/01/2010 to 12/31/2010         14.281682          16.776165         67,818.5016
01/01/2011 to 12/31/2011         16.776165          14.959592         59,132.6594
01/01/2012 to 12/31/2012         14.959592          17.290465         53,303.0915
01/01/2013 to 12/31/2013         17.290465          22.436265         55,002.8627
01/01/2014 to 12/31/2014         22.436265          22.358025         43,722.9349
01/01/2015 to 12/31/2015         22.358025          20.719583         27,652.2836
01/01/2016 to 12/31/2016         20.719583          26.643905         24,939.5693
01/01/2017 to 12/31/2017         26.643905          29.158860         23,175.0191
01/01/2018 to 12/31/2018         29.158860          24.212406         22,716.7544
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.082499          10.067748         13,738.5200
01/01/2010 to 12/31/2010         10.067748          12.197046          7,648.0808
01/01/2011 to 12/31/2011         12.197046           9.714793          8,582.3435
01/01/2012 to 12/31/2012          9.714793          11.314976          7,190.0374
01/01/2013 to 12/31/2013         11.314976          10.533176          8,918.5594
01/01/2014 to 12/31/2014         10.533176           9.646451          7,031.6411
01/01/2015 to 12/31/2015          9.646451           8.145194          6,398.1046
01/01/2016 to 12/31/2016          8.145194           8.897791          6,050.8850
01/01/2017 to 12/31/2017          8.897791          11.187399          5,335.8343
01/01/2018 to 12/31/2018         11.187399           9.404884          5,372.5953
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997192          10.177855              0.0000
01/01/2011 to 12/31/2011         10.177855          10.172019          2,130.8445
01/01/2012 to 12/31/2012         10.172019          10.695033          4,061.2704
01/01/2013 to 12/31/2013         10.695033          10.879977          6,811.4544
01/01/2014 to 12/31/2014         10.879977          10.737665          7,313.2182
01/01/2015 to 12/31/2015         10.737665          10.431930          5,291.5993
01/01/2016 to 12/31/2016         10.431930          11.167567          5,100.8402
01/01/2017 to 12/31/2017         11.167567          11.343936          4,629.3450
01/01/2018 to 12/31/2018         11.343936          11.147008          4,615.1240
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987193           9.724128          3,696.9764
01/01/2012 to 12/31/2012          9.724128           9.944730          3,600.0170
01/01/2013 to 12/31/2013          9.944730           9.856026          8,327.9703
01/01/2014 to 12/31/2014          9.856026           9.758172         18,689.6646
01/01/2015 to 12/31/2015          9.758172           9.500649         18,543.8809
01/01/2016 to 12/31/2016          9.500649           9.599527         18,483.2813
01/01/2017 to 12/31/2017          9.599527           9.530510         22,011.0453
01/01/2018 to 12/31/2018          9.530510           9.376829         25,240.1554
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997754          10.849747              0.0000
01/01/2010 to 12/31/2010         10.849747          12.069219              0.0000
01/01/2011 to 12/31/2011         12.069219          11.785726              0.0000
01/01/2012 to 12/31/2012         11.785726          13.194934              0.0000
01/01/2013 to 12/31/2013         13.194934          13.061296              0.0000
01/01/2014 to 12/31/2014         13.061296          12.942194              0.0000
01/01/2015 to 12/31/2015         12.942194          12.152080              0.0000
01/01/2016 to 12/31/2016         12.152080          12.009625              0.0000
01/01/2017 to 12/31/2017         12.009625          11.783044              0.0000
01/01/2018 to 12/31/2018         11.783044          11.658441              0.0000
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.094890          12.005300        14,619.5000
01/01/2010 to 12/31/2010          12.005300          13.656337        12,853.6570
01/01/2011 to 12/31/2011          13.656337          12.632295        30,465.1240
01/01/2012 to 12/31/2012          12.632295          15.590890        30,480.4904
01/01/2013 to 12/31/2013          15.590890          15.816081        31,453.0316
01/01/2014 to 12/31/2014          15.816081          17.550999        30,873.9165
01/01/2015 to 12/31/2015          17.550999          16.953837        30,197.7883
01/01/2016 to 12/31/2016          16.953837          16.755054        30,407.0975
01/01/2017 to 12/31/2017          16.755054          18.179978        29,754.6397
01/01/2018 to 12/31/2018          18.179978          16.269241        29,425.7493
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.487781           5.845942       120,917.2300
01/01/2010 to 12/31/2010           5.845942           7.089778       112,486.3703
01/01/2011 to 12/31/2011           7.089778           7.171781       103,393.0913
01/01/2012 to 12/31/2012           7.171781           8.325782        98,195.4988
01/01/2013 to 12/31/2013           8.325782          11.876631        91,996.2979
01/01/2014 to 12/31/2014          11.876631          13.833976        76,216.4025
01/01/2015 to 12/31/2015          13.833976          13.006137        72,273.2992
01/01/2016 to 12/31/2016          13.006137          13.083773        70,323.2419
01/01/2017 to 12/31/2017          13.083773          15.178834        69,235.2303
01/01/2018 to 12/31/2018          15.178834          13.819572        65,049.4168
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415             0.0000
01/01/2011 to 12/31/2011         128.945415         116.801881             0.0000
01/01/2012 to 12/31/2012         116.801881         140.182768             0.0000
01/01/2013 to 12/31/2013         140.182768         176.873069             0.0000
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.542073           6.139525        12,896.0100
01/01/2010 to 12/31/2010           6.139525           6.456202        12,964.3517
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.702228          10.820402             0.0000
01/01/2013 to 12/31/2013          10.820402          10.121720             0.0000
01/01/2014 to 12/31/2014          10.121720          10.665690             0.0000
01/01/2015 to 12/31/2015          10.665690          10.494205         5,643.4964
01/01/2016 to 12/31/2016          10.494205          10.416702         6,556.4715
01/01/2017 to 12/31/2017          10.416702          10.471248         6,515.1384
01/01/2018 to 12/31/2018          10.471248          10.250957         6,588.6198
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.843216          16.472555        79,704.6700
01/01/2010 to 12/31/2010          16.472555          18.788477        74,512.6114
01/01/2011 to 12/31/2011          18.788477          15.783629        78,145.3867
01/01/2012 to 12/31/2012          15.783629          19.984811        74,628.0154
01/01/2013 to 12/31/2013          19.984811          25.549173        68,272.3624
01/01/2014 to 12/31/2014          25.549173          23.581396        66,729.8248
01/01/2015 to 12/31/2015          23.581396          22.058085        54,558.8563
01/01/2016 to 12/31/2016          22.058085          23.377743        54,334.0453
01/01/2017 to 12/31/2017          23.377743          29.874374        85,038.6252
01/01/2018 to 12/31/2018          29.874374          22.248988        85,575.8702
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.043317         46,263.5041
01/01/2013 to 12/31/2013          1.043317           1.041170         70,658.3000
01/01/2014 to 12/31/2014          1.041170           1.076969         56,123.1480
01/01/2015 to 12/31/2015          1.076969           1.010745            551.3053
01/01/2016 to 12/31/2016          1.010745           1.106261              0.0000
01/01/2017 to 12/31/2017          1.106261           1.192268              0.0000
01/01/2018 to 12/31/2018          1.192268           1.092783        154,840.1562
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.112139           8.819300          7,951.7300
01/01/2010 to 12/31/2010          8.819300           9.923869         12,288.0352
01/01/2011 to 12/31/2011          9.923869           9.578696         10,192.5939
01/01/2012 to 12/31/2012          9.578696          11.113050          6,020.2183
01/01/2013 to 12/31/2013         11.113050          14.740609          8,165.7138
01/01/2014 to 12/31/2014         14.740609          15.786323          9,058.4239
01/01/2015 to 12/31/2015         15.786323          14.542473          6,830.7558
01/01/2016 to 12/31/2016         14.542473          16.711910          6,268.1492
01/01/2017 to 12/31/2017         16.711910          19.324462          4,893.9996
01/01/2018 to 12/31/2018         19.324462          16.629122          4,413.3859
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.240888          12.115212         50,197.0200
01/01/2010 to 12/31/2010         12.115212          14.977377         49,621.3780
01/01/2011 to 12/31/2011         14.977377          14.515408         40,492.5668
01/01/2012 to 12/31/2012         14.515408          16.811721         39,446.4404
01/01/2013 to 12/31/2013         16.811721          23.088062         37,788.0355
01/01/2014 to 12/31/2014         23.088062          24.408953         31,712.5775
01/01/2015 to 12/31/2015         24.408953          23.504746         29,128.2472
01/01/2016 to 12/31/2016         23.504746          25.660983         28,483.0382
01/01/2017 to 12/31/2017         25.660983          31.510823         28,817.3517
01/01/2018 to 12/31/2018         31.510823          28.074864         27,192.3664
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447          3,284.3397
01/01/2014 to 12/31/2014         10.297447          10.602214          7,136.3516
01/01/2015 to 12/31/2015         10.602214          10.437242          6,532.3924
01/01/2016 to 12/31/2016         10.437242          10.453481          6,377.5760
01/01/2017 to 12/31/2017         10.453481          10.581118         19,070.0249
01/01/2018 to 12/31/2018         10.581118          10.367481         19,675.5651
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.912431           9.790053          6,156.6100
01/01/2010 to 12/31/2010          9.790053          10.176582          6,935.9090
01/01/2011 to 12/31/2011         10.176582          10.547825          4,051.8321
01/01/2012 to 12/31/2012         10.547825          10.840645          3,842.4804
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354              0.0000
01/01/2013 to 12/31/2013          1.045354           1.136665              0.0000
01/01/2014 to 12/31/2014          1.136665           1.191283              0.0000
01/01/2015 to 12/31/2015          1.191283           1.177547         93,876.8736
01/01/2016 to 12/31/2016          1.177547           1.187144         92,835.8977
01/01/2017 to 12/31/2017          1.187144           1.356869         91,864.0571
01/01/2018 to 12/31/2018          1.356869           1.233642         90,939.7437
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
01/01/2018 to 04/30/2018          1.136042           1.105527              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.672041          10.584426          1,791.4700
01/01/2010 to 12/31/2010         10.584426          12.652514          2,200.9857
01/01/2011 to 12/31/2011         12.652514          12.212475          3,838.2788
01/01/2012 to 12/31/2012         12.212475          13.989045         32,495.4844
01/01/2013 to 12/31/2013         13.989045          16.052704         32,554.5565
01/01/2014 to 12/31/2014         16.052704          16.272245          3,866.1691
01/01/2015 to 12/31/2015         16.272245          16.137760          2,924.7513
01/01/2016 to 12/31/2016         16.137760          16.565599          2,885.6505
01/01/2017 to 12/31/2017         16.565599          19.958458          2,662.4376
01/01/2018 to 12/31/2018         19.958458          18.497802          2,612.4025
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516              0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445              0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865         12,829.1384
01/01/2016 to 12/31/2016          1.160865           1.186913              0.0000
01/01/2017 to 12/31/2017          1.186913           1.343653              0.0000
01/01/2018 to 12/31/2018          1.343653           1.221661              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.676406          12.472521         56,989.0800
01/01/2010 to 12/31/2010         12.472521          13.613233         53,611.1868
01/01/2011 to 12/31/2011         13.613233          11.908439         41,719.3999
01/01/2012 to 12/31/2012         11.908439          13.614676         39,170.8243
01/01/2013 to 12/31/2013         13.614676          15.907121         38,577.7619
01/01/2014 to 12/31/2014         15.907121          14.501241         35,336.6041
01/01/2015 to 12/31/2015         14.501241          13.954939         32,902.2493
01/01/2016 to 12/31/2016         13.954939          13.552089         32,987.0320
01/01/2017 to 12/31/2017         13.552089          17.016318         30,514.1207
01/01/2018 to 12/31/2018         17.016318          14.335995         30,645.9573
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951              0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708              0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379              0.0000
01/01/2017 to 12/31/2017          1.039379           1.146637              0.0000
01/01/2018 to 12/31/2018          1.146637           1.037964              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.733536          12.413779         94,678.8100
01/01/2010 to 12/31/2010         12.413779          13.105833         90,073.0620
01/01/2011 to 12/31/2011         13.105833          14.271210         89,220.5871
01/01/2012 to 12/31/2012         14.271210          15.256784         92,973.0769
01/01/2013 to 12/31/2013         15.256784          13.560777         87,162.8921
01/01/2014 to 12/31/2014         13.560777          13.669977         73,547.9903
01/01/2015 to 12/31/2015         13.669977          12.976045         73,662.8069
01/01/2016 to 12/31/2016         12.976045          13.346343         71,560.1728
01/01/2017 to 12/31/2017         13.346343          13.529712         73,842.7035
01/01/2018 to 12/31/2018         13.529712          12.934378         64,726.0167
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.543460          14.504569        129,723.6600
01/01/2010 to 12/31/2010         14.504569          15.371376        134,837.2915
01/01/2011 to 12/31/2011         15.371376          15.537655        113,620.0093
01/01/2012 to 12/31/2012         15.537655          16.631888        127,852.4161
01/01/2013 to 12/31/2013         16.631888          15.982289         93,686.7504
01/01/2014 to 12/31/2014         15.982289          16.314355         83,734.8458
01/01/2015 to 12/31/2015         16.314355          15.984109         78,472.2621
01/01/2016 to 12/31/2016         15.984109          16.068459         71,556.9249
01/01/2017 to 12/31/2017         16.068459          16.451847         72,401.3999
01/01/2018 to 12/31/2018         16.451847          16.079161         70,633.3395
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310              0.0000
01/01/2014 to 12/31/2014         10.704310          11.393303            911.6629
01/01/2015 to 12/31/2015         11.393303          11.022422          2,136.9590
01/01/2016 to 12/31/2016         11.022422          11.291831              0.0000
01/01/2017 to 12/31/2017         11.291831          12.885680         14,226.7386
01/01/2018 to 04/30/2018         12.885680          12.297978              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387              0.0000
01/01/2013 to 12/31/2013          1.063387           1.147148         48,830.6029
01/01/2014 to 12/31/2014          1.147148           1.210849              0.0000
01/01/2015 to 12/31/2015          1.210849           1.175850              0.0000
01/01/2016 to 12/31/2016          1.175850           1.217116              0.0000
01/01/2017 to 12/31/2017          1.217116           1.362966              0.0000
01/01/2018 to 12/31/2018          1.362966           1.209331         57,594.7580
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.391697          10.267504              0.0000
01/01/2010 to 12/31/2010         10.267504          11.290419          5,136.1553
01/01/2011 to 12/31/2011         11.290419          11.179172          9,830.5946
01/01/2012 to 12/31/2012         11.179172          12.357921         14,106.6935
01/01/2013 to 12/31/2013         12.357921          13.672826          8,628.9566
01/01/2014 to 12/31/2014         13.672826          14.173906          4,102.5825
01/01/2015 to 12/31/2015         14.173906          13.613658          2,210.2410
01/01/2016 to 12/31/2016         13.613658          14.108889          6,795.9097
01/01/2017 to 12/31/2017         14.108889          16.015781          2,880.1115
01/01/2018 to 12/31/2018         16.015781          14.666084          2,709.7111
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.693486           9.730686              0.0000
01/01/2010 to 12/31/2010          9.730686          10.882702              0.0000
01/01/2011 to 12/31/2011         10.882702          10.435307          2,458.4835
01/01/2012 to 12/31/2012         10.435307          11.759200          2,149.0024
01/01/2013 to 12/31/2013         11.759200          13.602685          7,111.1909
01/01/2014 to 12/31/2014         13.602685          14.043501          6,928.2292
01/01/2015 to 12/31/2015         14.043501          13.440543          6,752.2697
01/01/2016 to 12/31/2016         13.440543          14.073724          1,618.2208
01/01/2017 to 12/31/2017         14.073724          16.496638         10,627.1245
01/01/2018 to 12/31/2018         16.496638          14.746471          9,984.0487
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.593831          40.125478         54,488.0400
01/01/2010 to 12/31/2010         40.125478          46.002212         49,551.4821
01/01/2011 to 12/31/2011         46.002212          43.263096         45,636.8189
01/01/2012 to 12/31/2012         43.263096          50.000256         41,882.8627
01/01/2013 to 12/31/2013         50.000256          65.531408         39,340.2955
01/01/2014 to 12/31/2014         65.531408          72.728080         38,887.9346
01/01/2015 to 12/31/2015         72.728080          68.697126         36,209.8347
01/01/2016 to 12/31/2016         68.697126          78.034035         33,982.4476
01/01/2017 to 12/31/2017         78.034035          89.413198         31,763.7850
01/01/2018 to 12/31/2018         89.413198          79.566627         28,976.2279
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.516147           7.861642         90,335.8900
01/01/2010 to 12/31/2010          7.861642           9.834477         89,369.2072
01/01/2011 to 12/31/2011          9.834477           9.476551         73,616.8071
01/01/2012 to 12/31/2012          9.476551          10.553502         69,113.0790
01/01/2013 to 12/31/2013         10.553502          14.121510         68,355.5374
01/01/2014 to 12/31/2014         14.121510          15.602339         57,413.7649
01/01/2015 to 12/31/2015         15.602339          16.305845         33,494.4163
01/01/2016 to 12/31/2016         16.305845          16.967941         31,272.2736
01/01/2017 to 12/31/2017         16.967941          20.738182         30,645.7247
01/01/2018 to 12/31/2018         20.738182          19.869823         27,026.2507
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.410831          19.104291          3,791.0900
01/01/2010 to 12/31/2010         19.104291          23.494954          3,765.7542
01/01/2011 to 12/31/2011         23.494954          22.167824            721.4174
01/01/2012 to 12/31/2012         22.167824          24.907361            473.4893
01/01/2013 to 12/31/2013         24.907361          31.797227          1,504.4013
01/01/2014 to 12/31/2014         31.797227          34.156089          2,044.7311
01/01/2015 to 12/31/2015         34.156089          30.457449          1,396.8364
01/01/2016 to 12/31/2016         30.457449          34.465786          1,292.8201
01/01/2017 to 12/31/2017         34.465786          36.967959          1,334.3376
01/01/2018 to 12/31/2018         36.967959          32.538900          1,302.1222
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.421654          12.212179         40,584.5200
01/01/2010 to 12/31/2010         12.212179          14.863866         41,112.5701
01/01/2011 to 12/31/2011         14.863866          13.646317         36,358.8634
01/01/2012 to 12/31/2012         13.646317          15.790043         29,352.9525
01/01/2013 to 12/31/2013         15.790043          20.520707         27,717.4490
01/01/2014 to 12/31/2014         20.520707          22.763908         24,056.7182
01/01/2015 to 12/31/2015         22.763908          20.268233          9,319.7525
01/01/2016 to 12/31/2016         20.268233          22.474796          8,837.7130
01/01/2017 to 12/31/2017         22.474796          24.396025         10,918.2306
01/01/2018 to 12/31/2018         24.396025          20.721813         11,440.6016
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         20,423.8215
01/01/2014 to 12/31/2014          9.682738           9.169078          9,913.9789
01/01/2015 to 12/31/2015          9.169078           8.788056          9,151.6068
01/01/2016 to 12/31/2016          8.788056           9.044603          9,077.1752
01/01/2017 to 12/31/2017          9.044603          11.953464          8,512.5298
01/01/2018 to 12/31/2018         11.953464           9.696418          8,660.2568
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.027848           8.418799         30,291.0400
01/01/2010 to 12/31/2010          8.418799           8.816613         31,556.8252
01/01/2011 to 12/31/2011          8.816613           7.404028         21,489.9626
01/01/2012 to 12/31/2012          7.404028           8.518139         20,828.9914
01/01/2013 to 04/26/2013          8.518139           8.816266              0.0000
--------------------------        --------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.316782          10.133027        153,467.3600
01/01/2010 to 12/31/2010         10.133027           9.927405        131,455.2273
01/01/2011 to 12/31/2011          9.927405           9.726501        149,537.6509
01/01/2012 to 12/31/2012          9.726501           9.528058        167,152.5694
01/01/2013 to 12/31/2013          9.528058           9.334712        141,028.2027
01/01/2014 to 12/31/2014          9.334712           9.145289        140,127.1267
01/01/2015 to 12/31/2015          9.145289           8.959710         33,976.3524
01/01/2016 to 12/31/2016          8.959710           8.787742         34,511.1681
01/01/2017 to 12/31/2017          8.787742           8.664545          4,474.8900
01/01/2018 to 12/31/2018          8.664545           8.619243          5,061.2211
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.215746          13.418405              0.0000
01/01/2015 to 12/31/2015         13.418405          13.069136              0.0000
01/01/2016 to 12/31/2016         13.069136          13.383984              0.0000
01/01/2017 to 12/31/2017         13.383984          14.022205              0.0000
01/01/2018 to 12/31/2018         14.022205          13.377452              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.875851          10.687800        126,693.2100
01/01/2010 to 12/31/2010         10.687800          11.612607        164,211.9385
01/01/2011 to 12/31/2011         11.612607          11.579475        168,431.8044
01/01/2012 to 12/31/2012         11.579475          12.581054        134,583.4394
01/01/2013 to 12/31/2013         12.581054          13.444904        114,930.1750
01/01/2014 to 04/25/2014         13.444904          13.527784              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.582542          10.601867        334,188.6900
01/01/2010 to 12/31/2010         10.601867          11.674761        274,492.8546
01/01/2011 to 12/31/2011         11.674761          11.425001        232,310.0657
01/01/2012 to 12/31/2012         11.425001          12.579176        169,775.1596
01/01/2013 to 12/31/2013         12.579176          14.077129        160,537.9014
01/01/2014 to 04/25/2014         14.077129          14.110529              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.525504          13.842960        294,006.2337
01/01/2015 to 12/31/2015         13.842960          13.416478        257,436.7449
01/01/2016 to 12/31/2016         13.416478          13.944446        253,179.9920
01/01/2017 to 12/31/2017         13.944446          15.116270        228,451.7695
01/01/2018 to 12/31/2018         15.116270          14.156141        163,050.4948
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.191826          10.299750          735,086.8400
01/01/2010 to 12/31/2010         10.299750          11.461754          650,912.6262
01/01/2011 to 12/31/2011         11.461754          11.038436          559,918.7344
01/01/2012 to 12/31/2012         11.038436          12.319752          507,824.9307
01/01/2013 to 12/31/2013         12.319752          14.413633          463,858.8513
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.401923          14.851641          454,295.6334
01/01/2015 to 12/31/2015         14.851641          14.365781          390,814.0868
01/01/2016 to 12/31/2016         14.365781          15.074311          370,538.6552
01/01/2017 to 12/31/2017         15.074311          16.945039          336,363.5903
01/01/2018 to 12/31/2018         16.945039          15.582616          313,089.0954
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.871060          10.032325        1,611,443.6900
01/01/2010 to 12/31/2010         10.032325          11.351340        1,438,617.7224
01/01/2011 to 12/31/2011         11.351340          10.690669        1,082,626.8718
01/01/2012 to 12/31/2012         10.690669          12.118979          965,481.3865
01/01/2013 to 12/31/2013         12.118979          14.950002          925,600.6476
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.002190           8.818786           22,022.9000
01/01/2010 to 12/31/2010          8.818786           9.507876            8,332.9815
01/01/2011 to 12/31/2011          9.507876           9.151333            8,249.5330
01/01/2012 to 12/31/2012          9.151333          10.410179            8,025.6572
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.846104          15.398025          812,776.3816
01/01/2015 to 12/31/2015         15.398025          14.829665          666,130.0681
01/01/2016 to 12/31/2016         14.829665          15.711517          591,388.6176
01/01/2017 to 12/31/2017         15.711517          18.343304          563,215.2351
01/01/2018 to 12/31/2018         18.343304          16.511295          527,412.9161
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.369136          11.577259           98,151.4700
01/01/2010 to 12/31/2010         11.577259          13.016635           92,654.0972
01/01/2011 to 12/31/2011         13.016635          13.580776           84,421.7788
01/01/2012 to 12/31/2012         13.580776          14.844569           76,307.4571
01/01/2013 to 12/31/2013         14.844569          19.853177           70,871.4179
01/01/2014 to 12/31/2014         19.853177          19.775866           58,721.8819
01/01/2015 to 12/31/2015         19.775866          17.501970           47,803.8541
01/01/2016 to 12/31/2016         17.501970          21.030992           44,630.8108
01/01/2017 to 12/31/2017         21.030992          23.189276           41,412.6341
01/01/2018 to 12/31/2018         23.189276          19.668063           37,505.6970
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.124727       14.156467             4,373.2600
01/01/2010 to 12/31/2010         14.156467       17.002492             4,657.5689
01/01/2011 to 12/31/2011         17.002492       13.950654               637.5415
01/01/2012 to 12/31/2012         13.950654       16.113009               491.5705
01/01/2013 to 12/31/2013         16.113009       20.143494               876.0211
01/01/2014 to 12/31/2014         20.143494       18.413529               391.0956
01/01/2015 to 12/31/2015         18.413529       19.078092               342.7346
01/01/2016 to 12/31/2016         19.078092       19.780008               311.5452
01/01/2017 to 12/31/2017         19.780008       25.280464               279.7896
01/01/2018 to 12/31/2018         25.280464       19.672233               282.9721
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.022340       21.305476               419.1866
01/01/2017 to 12/31/2017         21.305476       24.800783               401.4031
01/01/2018 to 12/31/2018         24.800783       24.208957               351.1354
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.133060       14.811077             9,355.8400
01/01/2010 to 12/31/2010         14.811077       16.822447                 0.0000
01/01/2011 to 12/31/2011         16.822447       15.678760                 0.0000
01/01/2012 to 12/31/2012         15.678760       16.952845                 0.0000
01/01/2013 to 12/31/2013         16.952845       22.042344               533.1402
01/01/2014 to 12/31/2014         22.042344       23.955768               462.0722
01/01/2015 to 12/31/2015         23.955768       23.410826               400.8691
01/01/2016 to 04/29/2016         23.410826       23.506721                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.531306       11.018414           193,040.5300
01/01/2010 to 12/31/2010         11.018414       12.070584           180,022.2170
01/01/2011 to 12/31/2011         12.070584       11.331899           162,869.5620
01/01/2012 to 12/31/2012         11.331899       12.510773           149,847.2390
01/01/2013 to 12/31/2013         12.510773       16.366597           139,638.2633
01/01/2014 to 12/31/2014         16.366597       17.709551           119,454.8128
01/01/2015 to 12/31/2015         17.709551       17.743453           107,780.3040
01/01/2016 to 12/31/2016         17.743453       18.626741           100,214.1940
01/01/2017 to 12/31/2017         18.626741       21.702745            92,124.3595
01/01/2018 to 12/31/2018         21.702745       21.206909            77,955.6181
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357       16.815150            13,215.8611
01/01/2014 to 12/31/2014         16.815150       18.265634            12,153.7340
01/01/2015 to 12/31/2015         18.265634       18.361003            11,470.1376
01/01/2016 to 12/31/2016         18.361003       18.916222            11,218.4193
01/01/2017 to 12/31/2017         18.916222       23.154930            10,196.2884
01/01/2018 to 12/31/2018         23.154930       21.343857             9,992.3871
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.729185       11.143877            16,807.7200
01/01/2010 to 12/31/2010         11.143877       13.883593            15,048.1438
01/01/2011 to 12/31/2011         13.883593       12.586925            12,514.6318
01/01/2012 to 12/31/2012         12.586925       13.072406            13,084.0768
01/01/2013 to 04/26/2013         13.072406       14.076604                 0.0000
--------------------------       ---------       ---------           ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.805540          10.672653         74,894.7500
01/01/2010 to 12/31/2010         10.672653          11.639200         70,732.8889
01/01/2011 to 12/31/2011         11.639200          11.428787         61,764.9984
01/01/2012 to 12/31/2012         11.428787          12.937464        138,105.9396
01/01/2013 to 12/31/2013         12.937464          17.330845        130,818.0212
01/01/2014 to 12/31/2014         17.330845          18.463725        108,306.2129
01/01/2015 to 12/31/2015         18.463725          19.995587         98,678.7116
01/01/2016 to 12/31/2016         19.995587          19.564423         97,632.7353
01/01/2017 to 12/31/2017         19.564423          26.258957         84,107.3794
01/01/2018 to 12/31/2018         26.258957          25.752389         74,920.5354
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.685456           6.865193          1,491.5300
01/01/2010 to 12/31/2010          6.865193           7.760721          1,409.4862
01/01/2011 to 12/31/2011          7.760721           7.311594          2,012.2830
01/01/2012 to 12/31/2012          7.311594           8.070182          1,877.7076
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.229254           7.362110        173,861.3000
01/01/2010 to 12/31/2010          7.362110           7.890564        144,029.2229
01/01/2011 to 12/31/2011          7.890564           7.624047        132,910.6729
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.466823          13.879731            361.1000
01/01/2010 to 12/31/2010         13.879731          14.366508            358.2175
01/01/2011 to 12/31/2011         14.366508          15.082240            355.3819
01/01/2012 to 12/31/2012         15.082240          15.303989          2,555.1578
01/01/2013 to 12/31/2013         15.303989          14.608044          2,552.3423
01/01/2014 to 12/31/2014         14.608044          15.093023          5,816.1238
01/01/2015 to 12/31/2015         15.093023          14.778424          6,276.0207
01/01/2016 to 12/31/2016         14.778424          14.780645          6,581.7285
01/01/2017 to 12/31/2017         14.780645          14.906947          7,700.8074
01/01/2018 to 12/31/2018         14.906947          14.531102          7,613.2797
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888          5,008.2055
01/01/2011 to 12/31/2011         16.018888          15.342992         42,681.9727
01/01/2012 to 12/31/2012         15.342992          17.625280         42,239.1851
01/01/2013 to 12/31/2013         17.625280          22.923486         41,870.4865
01/01/2014 to 12/31/2014         22.923486          24.527257         49,042.7624
01/01/2015 to 12/31/2015         24.527257          23.386147         48,877.9547
01/01/2016 to 12/31/2016         23.386147          27.512981         48,637.2162
01/01/2017 to 12/31/2017         27.512981          31.162317         44,218.3690
01/01/2018 to 12/31/2018         31.162317          26.996057         43,712.2387
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285              0.0000
01/01/2010 to 12/31/2010         11.060285          11.677349              0.0000
01/01/2011 to 12/31/2011         11.677349           9.993177              0.0000
01/01/2012 to 12/31/2012          9.993177          11.545600              0.0000
01/01/2013 to 12/31/2013         11.545600          13.736210              0.0000
01/01/2014 to 12/31/2014         13.736210          12.605501            629.6948
01/01/2015 to 12/31/2015         12.605501          12.187793              0.0000
01/01/2016 to 12/31/2016         12.187793          12.056147              0.0000
01/01/2017 to 12/31/2017         12.056147          14.711470              0.0000
01/01/2018 to 12/31/2018         14.711470          12.375869              0.0000
--------------------------       ---------          ---------            --------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634          2,612.0786
01/01/2011 to 12/31/2011         16.235634          15.218378          2,376.9875
01/01/2012 to 12/31/2012         15.218378          17.285185          2,150.2579
01/01/2013 to 12/31/2013         17.285185          23.390278          1,963.6697
01/01/2014 to 12/31/2014         23.390278          23.999550          1,801.6046
01/01/2015 to 12/31/2015         23.999550          22.445870          1,650.9707
01/01/2016 to 12/31/2016         22.445870          26.592101          1,496.9303
01/01/2017 to 12/31/2017         26.592101          29.779475          1,493.9416
01/01/2018 to 12/31/2018         29.779475          25.902652          1,430.4997
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.119100          10.016166         39,668.6500
01/01/2010 to 12/31/2010         10.016166          11.235003         26,841.0907
01/01/2011 to 12/31/2011         11.235003          11.187497        205,602.4941
01/01/2012 to 12/31/2012         11.187497          12.650241        201,415.8228
01/01/2013 to 12/31/2013         12.650241          16.322270        199,527.3140
01/01/2014 to 12/31/2014         16.322270          18.085723        210,634.2026
01/01/2015 to 12/31/2015         18.085723          17.880559        204,583.3937
01/01/2016 to 12/31/2016         17.880559          19.511752        204,046.1046
01/01/2017 to 12/31/2017         19.511752          23.175944        164,802.3766
01/01/2018 to 12/31/2018         23.175944          21.606195        164,351.7809
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276          2,844.6483
01/01/2014 to 12/31/2014         19.969276          21.630437          2,670.5927
01/01/2015 to 12/31/2015         21.630437          21.114267          2,538.1144
01/01/2016 to 12/31/2016         21.114267          23.601650          2,643.2773
01/01/2017 to 12/31/2017         23.601650          27.189890          7,995.6149
01/01/2018 to 12/31/2018         27.189890          23.907192          8,121.9036
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.570607           8.039157              0.0000
01/01/2010 to 12/31/2010          8.039157           8.744321          3,470.1122
01/01/2011 to 12/31/2011          8.744321           8.520387          5,412.5983
01/01/2012 to 12/31/2012          8.520387           9.508166          5,178.5875
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878         16,383.7796
01/01/2014 to 12/31/2014         22.959878          22.426351         11,453.2944
01/01/2015 to 12/31/2015         22.426351          22.054764          9,679.9167
01/01/2016 to 12/31/2016         22.054764          25.581810          9,268.6198
01/01/2017 to 12/31/2017         25.581810          28.946181          8,633.0176
01/01/2018 to 12/31/2018         28.946181          26.374621          8,302.4380
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.103133          12.196978         25,078.5500
01/01/2010 to 12/31/2010         12.196978          14.681252         22,937.3621
01/01/2011 to 12/31/2011         14.681252          13.624996         21,745.8061
01/01/2012 to 12/31/2012         13.624996          14.052564         21,336.3432
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         35,853.2369
01/01/2014 to 12/31/2014          8.303149           8.852627         36,938.4793
01/01/2015 to 12/31/2015          8.852627           9.584759         32,700.3685
01/01/2016 to 12/31/2016          9.584759           9.534112         33,381.7789
01/01/2017 to 12/31/2017          9.534112          12.468386         42,531.4709
01/01/2018 to 12/31/2018         12.468386          12.072987         41,823.1122
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.333058           5.191245         47,426.2200
01/01/2010 to 12/31/2010          5.191245           6.494325         52,280.6177
01/01/2011 to 12/31/2011          6.494325           5.733182         43,904.8446
01/01/2012 to 12/31/2012          5.733182           6.296846         36,377.6302
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024              0.0000
01/01/2010 to 12/31/2010         14.675024          18.550463              0.0000
01/01/2011 to 12/31/2011         18.550463          15.144079              0.0000
01/01/2012 to 12/31/2012         15.144079          15.217644              0.0000
01/01/2013 to 12/31/2013         15.217644          16.512274              0.0000
01/01/2014 to 12/31/2014         16.512274          13.131841              0.0000
01/01/2015 to 12/31/2015         13.131841           8.650679              0.0000
01/01/2016 to 12/31/2016          8.650679          12.182251              0.0000
01/01/2017 to 12/31/2017         12.182251          11.847313              0.0000
01/01/2018 to 12/31/2018         11.847313           8.256914              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         34,745.2006
01/01/2017 to 12/31/2017         26.931875          28.480061         34,039.1844
01/01/2018 to 12/31/2018         28.480061          26.776296         33,888.5501
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.832868          19.875873         65,864.6100
01/01/2010 to 12/31/2010         19.875873          21.997497         60,180.4709
01/01/2011 to 12/31/2011         21.997497          22.513197         52,811.8570
01/01/2012 to 12/31/2012         22.513197          24.909463         47,982.7627
01/01/2013 to 12/31/2013         24.909463          26.351252         45,801.0658
01/01/2014 to 12/31/2014         26.351252          27.063253         41,199.4566
01/01/2015 to 12/31/2015         27.063253          25.937525         38,523.0157
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868          3,712.8816
01/01/2017 to 12/31/2017         27.505868          29.101282          3,566.5813
01/01/2018 to 12/31/2018         29.101282          27.391269          3,416.2626
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.680923          12.216698             4,363.6754
01/01/2011 to 12/31/2011      12.216698          12.383266             5,161.6601
01/01/2012 to 12/31/2012      12.383266          13.520302             8,108.1327
01/01/2013 to 12/31/2013      13.520302          13.432837            10,571.3250
01/01/2014 to 12/31/2014      13.432837          13.744940            14,372.4481
01/01/2015 to 12/31/2015      13.744940          13.269775             7,891.2872
01/01/2016 to 04/29/2016      13.269775          13.569805                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.843345          15.135540            29,877.1700
01/01/2010 to 12/31/2010      15.135540          15.642904            29,619.5781
01/01/2011 to 12/31/2011      15.642904          16.133378            28,131.1961
01/01/2012 to 12/31/2012      16.133378          16.285965            27,564.0001
01/01/2013 to 12/31/2013      16.285965          15.811050            26,592.4387
01/01/2014 to 12/31/2014      15.811050          15.885240            26,007.6695
01/01/2015 to 12/31/2015      15.885240          15.610682            25,952.1698
01/01/2016 to 12/31/2016      15.610682          15.450115            25,363.7620
01/01/2017 to 12/31/2017      15.450115          15.391157                 0.0000
01/01/2018 to 12/31/2018      15.391157          15.182328                 0.0000

CLASS L




                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.147405          10.444693            347.4449
01/01/2013 to 12/31/2013         10.444693          11.367647            347.0283
01/01/2014 to 12/31/2014         11.367647          11.949379          1,920.4645
01/01/2015 to 12/31/2015         11.949379          11.768823          1,913.6085
01/01/2016 to 12/31/2016         11.768823          11.938678          8,147.0918
01/01/2017 to 12/31/2017         11.938678          13.283440          5,899.5900
01/01/2018 to 12/31/2018         13.283440          12.099348          5,625.8256
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.977907           8.836743         44,908.9300
01/01/2010 to 12/31/2010          8.836743           9.705506         42,073.3843
01/01/2011 to 12/31/2011          9.705506           9.302038         37,303.8964
01/01/2012 to 12/31/2012          9.302038          10.339948         51,065.5351
01/01/2013 to 12/31/2013         10.339948          12.001527         14,261.9320
01/01/2014 to 12/31/2014         12.001527          12.463023         14,240.0554
01/01/2015 to 12/31/2015         12.463023          12.117900         13,479.3228
01/01/2016 to 12/31/2016         12.117900          12.792815         20,585.5960
01/01/2017 to 12/31/2017         12.792815          14.639506         17,673.9469
01/01/2018 to 12/31/2018         14.639506          13.715560         16,558.9007
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.329165           8.307311         15,271.8200
01/01/2010 to 12/31/2010          8.307311           9.231609         13,271.1698
01/01/2011 to 12/31/2011          9.231609           8.612281         12,425.7639
01/01/2012 to 12/31/2012          8.612281           9.794980          9,563.7850
01/01/2013 to 12/31/2013          9.794980          11.999741         41,572.2240
01/01/2014 to 12/31/2014         11.999741          12.500948         42,952.8731
01/01/2015 to 12/31/2015         12.500948          12.148623         39,218.7487
01/01/2016 to 12/31/2016         12.148623          12.961923         36,507.4919
01/01/2017 to 12/31/2017         12.961923          15.402915         38,829.6607
01/01/2018 to 12/31/2018         15.402915          14.210958         20,413.8277
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.731901           7.795551          3,509.9700
01/01/2010 to 12/31/2010          7.795551           9.032619          3,876.8549
01/01/2011 to 12/31/2011          9.032619           8.438265          4,387.8160
01/01/2012 to 12/31/2012          8.438265           9.700646          4,318.4408
01/01/2013 to 12/31/2013          9.700646          12.328480         12,714.5276
01/01/2014 to 12/31/2014         12.328480          13.060226          8,751.9716
01/01/2015 to 12/31/2015         13.060226          13.618986          7,245.2365
01/01/2016 to 12/31/2016         13.618986          14.549476          3,424.5507
01/01/2017 to 12/31/2017         14.549476          18.223472          3,187.6971
01/01/2018 to 12/31/2018         18.223472          17.753597          6,434.0025
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.648408           9.241758         29,431.5500
01/01/2010 to 12/31/2010          9.241758           9.946333         15,894.7129
01/01/2011 to 12/31/2011          9.946333           9.758710         16,880.6297
01/01/2012 to 12/31/2012          9.758710          10.590550         11,365.5182
01/01/2013 to 12/31/2013         10.590550          11.772645         11,232.3061
01/01/2014 to 12/31/2014         11.772645          12.230577          4,284.1880
01/01/2015 to 12/31/2015         12.230577          11.889444          4,180.8382
01/01/2016 to 12/31/2016         11.889444          12.458875          4,446.1127
01/01/2017 to 12/31/2017         12.458875          13.782497          4,326.2318
01/01/2018 to 12/31/2018         13.782497          13.033640          4,203.2094
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.072906          11.423719          1,874.0018
01/01/2013 to 12/31/2013         11.423719          10.806938              0.0000
01/01/2014 to 12/31/2014         10.806938          11.005391              0.0000
01/01/2015 to 12/31/2015         11.005391           9.744938              0.0000
01/01/2016 to 12/31/2016          9.744938          10.397554              0.0000
01/01/2017 to 12/31/2017         10.397554          11.180168              0.0000
01/01/2018 to 12/31/2018         11.180168          10.251570              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.904073          10.176874          2,108.2678
01/01/2013 to 12/31/2013         10.176874          10.992694              0.0000
01/01/2014 to 12/31/2014         10.992694          11.401052          1,322.2915
01/01/2015 to 12/31/2015         11.401052          11.151963          1,316.0331
01/01/2016 to 12/31/2016         11.151963          11.404147          1,308.6220
01/01/2017 to 12/31/2017         11.404147          12.654080          1,301.7968
01/01/2018 to 12/31/2018         12.654080          11.499554          1,295.1974
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.536403          16.566636          3,977.5900
01/01/2010 to 12/31/2010         16.566636          18.781187          4,256.9329
01/01/2011 to 12/31/2011         18.781187          18.822943          1,612.1070
01/01/2012 to 12/31/2012         18.822943          21.478734            348.8900
01/01/2013 to 12/31/2013         21.478734          22.995450            313.4796
01/01/2014 to 12/31/2014         22.995450          23.259599            301.9401
01/01/2015 to 12/31/2015         23.259599          21.854392            270.6492
01/01/2016 to 12/31/2016         21.854392          24.391670            236.6573
01/01/2017 to 12/31/2017         24.391670          25.739648            208.9635
01/01/2018 to 12/31/2018         25.739648          24.477665            181.8119
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.500252           9.742045         64,746.2000
01/01/2010 to 12/31/2010          9.742045          11.113903         64,674.0967
01/01/2011 to 12/31/2011         11.113903          10.254766         57,869.1870
01/01/2012 to 12/31/2012         10.254766          11.721605         58,403.8871
01/01/2013 to 12/31/2013         11.721605          14.864957         54,771.2080
01/01/2014 to 12/31/2014         14.864957          15.296727         49,507.5281
01/01/2015 to 12/31/2015         15.296727          14.677993         48,678.9369
01/01/2016 to 12/31/2016         14.677993          15.663430         47,487.3386
01/01/2017 to 12/31/2017         15.663430          18.856794         46,497.8331
01/01/2018 to 12/31/2018         18.856794          16.604365         45,572.0655
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.930840          10.342882          2,078.0441
01/01/2013 to 12/31/2013         10.342882          11.582518         13,571.4379
01/01/2014 to 12/31/2014         11.582518          12.436122         21,470.6735
01/01/2015 to 12/31/2015         12.436122          11.679888         16,779.0636
01/01/2016 to 12/31/2016         11.679888          12.393911         14,866.8018
01/01/2017 to 12/31/2017         12.393911          14.362164         11,640.6586
01/01/2018 to 12/31/2018         14.362164          13.026717         10,518.1654
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.489798          14.226979         35,753.0700
01/01/2010 to 12/31/2010         14.226979          16.703561         34,077.1675
01/01/2011 to 12/31/2011         16.703561          14.887415         33,345.1879
01/01/2012 to 12/31/2012         14.887415          17.198398         29,839.0685
01/01/2013 to 12/31/2013         17.198398          22.305649         22,461.4975
01/01/2014 to 12/31/2014         22.305649          22.216749         19,643.0575
01/01/2015 to 12/31/2015         22.216749          20.578361         19,014.9772
01/01/2016 to 12/31/2016         20.578361          26.449082         17,602.1083
01/01/2017 to 12/31/2017         26.449082          28.931221         16,554.1244
01/01/2018 to 12/31/2018         28.931221          24.011294         15,947.9150
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.074342          10.049223          3,024.7100
01/01/2010 to 12/31/2010         10.049223          12.168527          5,340.5031
01/01/2011 to 12/31/2011         12.168527           9.687236          4,586.8520
01/01/2012 to 12/31/2012          9.687236          11.277211          4,556.0187
01/01/2013 to 12/31/2013         11.277211          10.492770          4,085.8263
01/01/2014 to 12/31/2014         10.492770           9.604639          3,246.2764
01/01/2015 to 12/31/2015          9.604639           8.105828          4,835.6347
01/01/2016 to 12/31/2016          8.105828           8.850363          2,308.8858
01/01/2017 to 12/31/2017          8.850363          11.122225          2,263.8424
01/01/2018 to 12/31/2018         11.122225           9.345388          2,091.6192
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997124          10.174412              0.0000
01/01/2011 to 12/31/2011         10.174412          10.163508              0.0000
01/01/2012 to 12/31/2012         10.163508          10.680714            788.9850
01/01/2013 to 12/31/2013         10.680714          10.859979            671.7993
01/01/2014 to 12/31/2014         10.859979          10.712570            555.4301
01/01/2015 to 12/31/2015         10.712570          10.402346            439.3376
01/01/2016 to 12/31/2016         10.402346          11.130331            323.2192
01/01/2017 to 12/31/2017         11.130331          11.300475            209.5178
01/01/2018 to 12/31/2018         11.300475          11.098720             95.5509
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987125           9.720837              0.0000
01/01/2012 to 12/31/2012          9.720837           9.936368              0.0000
01/01/2013 to 12/31/2013          9.936368           9.842815              0.0000
01/01/2014 to 12/31/2014          9.842815           9.740220              0.0000
01/01/2015 to 12/31/2015          9.740220           9.478429              0.0000
01/01/2016 to 12/31/2016          9.478429           9.572288              0.0000
01/01/2017 to 12/31/2017          9.572288           9.498729              0.0000
01/01/2018 to 12/31/2018          9.498729           9.340862              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997699          10.846108              0.0000
01/01/2010 to 12/31/2010         10.846108          12.059143              0.0000
01/01/2011 to 12/31/2011         12.059143          11.770014              0.0000
01/01/2012 to 12/31/2012         11.770014          13.170721              0.0000
01/01/2013 to 12/31/2013         13.170721          13.030810              0.0000
01/01/2014 to 12/31/2014         13.030810          12.905530              0.0000
01/01/2015 to 12/31/2015         12.905530          12.111592              0.0000
01/01/2016 to 12/31/2016         12.111592          11.963628              0.0000
01/01/2017 to 12/31/2017         11.963628          11.732061              0.0000
01/01/2018 to 12/31/2018         11.732061          11.602160              0.0000
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.073650          11.971272         7,818.4100
01/01/2010 to 12/31/2010          11.971272          13.610832         6,858.3273
01/01/2011 to 12/31/2011          13.610832          12.583917         6,563.1925
01/01/2012 to 12/31/2012          12.583917          15.523381         6,809.8927
01/01/2013 to 12/31/2013          15.523381          15.739722         6,602.3491
01/01/2014 to 12/31/2014          15.739722          17.457535         5,553.2922
01/01/2015 to 12/31/2015          17.457535          16.855119         5,850.2308
01/01/2016 to 12/31/2016          16.855119          16.649172         5,157.0151
01/01/2017 to 12/31/2017          16.649172          18.056087         4,600.8471
01/01/2018 to 12/31/2018          18.056087          16.150244         4,562.6219
--------------------------        ---------          ---------         ----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.473515           5.824444        36,726.6200
01/01/2010 to 12/31/2010           5.824444           7.060179        32,244.0259
01/01/2011 to 12/31/2011           7.060179           7.138276        32,935.0215
01/01/2012 to 12/31/2012           7.138276           8.282721        28,492.5184
01/01/2013 to 12/31/2013           8.282721          11.809305        27,477.2782
01/01/2014 to 12/31/2014          11.809305          13.748680        24,605.2407
01/01/2015 to 12/31/2015          13.748680          12.919478        24,936.0493
01/01/2016 to 12/31/2016          12.919478          12.990098        27,084.1642
01/01/2017 to 12/31/2017          12.990098          15.062651        26,464.4446
01/01/2018 to 12/31/2018          15.062651          13.706894        25,258.6674
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         124.167538         127.101648             0.0000
01/01/2011 to 12/31/2011         127.101648         115.074290             0.0000
01/01/2012 to 12/31/2012         115.074290         138.039994             0.0000
01/01/2013 to 12/31/2013         138.039994         174.082427             0.0000
01/01/2014 to 04/25/2014         174.082427         180.874023             0.0000
--------------------------       ----------         ----------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.534866           6.126717         4,459.2700
01/01/2010 to 12/31/2010           6.126717           6.439515         3,897.4809
01/01/2011 to 04/29/2011           6.439515           6.831593             0.0000
--------------------------       ----------         ----------        -----------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.696835          10.811321         1,966.0979
01/01/2013 to 12/31/2013          10.811321          10.108168             0.0000
01/01/2014 to 12/31/2014          10.108168          10.646086             0.0000
01/01/2015 to 12/31/2015          10.646086          10.469679             0.0000
01/01/2016 to 12/31/2016          10.469679          10.387162             0.0000
01/01/2017 to 12/31/2017          10.387162          10.436348             0.0000
01/01/2018 to 12/31/2018          10.436348          10.211655             0.0000
--------------------------       ----------         ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.804075          16.404884        48,419.6100
01/01/2010 to 12/31/2010          16.404884          18.701949        46,621.9447
01/01/2011 to 12/31/2011          18.701949          15.703090        45,784.2590
01/01/2012 to 12/31/2012          15.703090          19.872847        42,082.2028
01/01/2013 to 12/31/2013          19.872847          25.393343        36,830.1070
01/01/2014 to 12/31/2014          25.393343          23.425845        33,605.5247
01/01/2015 to 12/31/2015          23.425845          21.901620        33,798.3912
01/01/2016 to 12/31/2016          21.901620          23.200314        33,017.8666
01/01/2017 to 12/31/2017          23.200314          29.632869        31,833.5426
01/01/2018 to 12/31/2018          29.632869          22.058018        30,855.1516
--------------------------       ----------         ----------        -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010597           1.042959              0.0000
01/01/2013 to 12/31/2013          1.042959           1.040292              0.0000
01/01/2014 to 12/31/2014          1.040292           1.075523              0.0000
01/01/2015 to 12/31/2015          1.075523           1.008883              0.0000
01/01/2016 to 12/31/2016          1.008883           1.103671         13,610.5461
01/01/2017 to 12/31/2017          1.103671           1.188884         13,353.3389
01/01/2018 to 12/31/2018          1.188884           1.089133         13,811.3333
--------------------------        --------           --------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.099065           8.798687            556.6400
01/01/2010 to 12/31/2010          8.798687           9.895729            547.5390
01/01/2011 to 12/31/2011          9.895729           9.546768            980.9680
01/01/2012 to 12/31/2012          9.546768          11.070443            972.6392
01/01/2013 to 12/31/2013         11.070443          14.676759            965.4020
01/01/2014 to 12/31/2014         14.676759          15.710084            958.7908
01/01/2015 to 12/31/2015         15.710084          14.465002            952.4832
01/01/2016 to 12/31/2016         14.465002          16.614571            946.0252
01/01/2017 to 12/31/2017         16.614571          19.202335            940.3206
01/01/2018 to 12/31/2018         19.202335          16.515715            935.0531
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.207525          12.065436         15,800.2700
01/01/2010 to 12/31/2010         12.065436          14.908394         13,854.6711
01/01/2011 to 12/31/2011         14.908394          14.441342         12,495.0919
01/01/2012 to 12/31/2012         14.441342          16.717534         10,912.3298
01/01/2013 to 12/31/2013         16.717534          22.947245          8,859.9855
01/01/2014 to 12/31/2014         22.947245          24.247949          7,914.8645
01/01/2015 to 12/31/2015         24.247949          23.338029          7,962.4860
01/01/2016 to 12/31/2016         23.338029          25.466235          7,392.0571
01/01/2017 to 12/31/2017         25.466235          31.256101          6,864.3843
01/01/2018 to 12/31/2018         31.256101          27.833902          6,604.3406
--------------------------       ---------          ---------         -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.845555          10.268190             57.3040
01/01/2014 to 12/31/2014         10.268190          10.566806             51.6911
01/01/2015 to 12/31/2015         10.566806          10.397185             46.3367
01/01/2016 to 12/31/2016         10.397185          10.408156             40.8538
01/01/2017 to 12/31/2017         10.408156          10.529988             36.0103
01/01/2018 to 12/31/2018         10.529988          10.312196         12,956.5730
--------------------------       ---------          ---------         -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.909365           9.781796          3,153.4400
01/01/2010 to 12/31/2010          9.781796          10.162916          3,125.0351
01/01/2011 to 12/31/2011         10.162916          10.528410          1,023.9650
01/01/2012 to 12/31/2012         10.528410          10.815253             63.4489
01/01/2013 to 04/26/2013         10.815253          10.786602              0.0000
--------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012651           1.044995         20,611.6351
01/01/2013 to 12/31/2013          1.044995           1.135706              0.0000
01/01/2014 to 12/31/2014          1.135706           1.189684         15,732.0692
01/01/2015 to 12/31/2015          1.189684           1.175377         15,326.0907
01/01/2016 to 12/31/2016          1.175377           1.184364         27,810.7419
01/01/2017 to 12/31/2017          1.184364           1.353017         28,072.7331
01/01/2018 to 12/31/2018          1.353017           1.229522         27,908.4225
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996755           1.035393              0.0000
01/01/2015 to 12/31/2015          1.035393           1.003902              0.0000
01/01/2016 to 12/31/2016          1.003902           1.002651              0.0000
01/01/2017 to 12/31/2017          1.002651           1.133949              0.0000
01/01/2018 to 04/30/2018          1.133949           1.103311              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.661761          10.564963          2,303.5700
01/01/2010 to 12/31/2010         10.564963          12.622943          2,703.5510
01/01/2011 to 12/31/2011         12.622943          12.177853          2,700.6721
01/01/2012 to 12/31/2012         12.177853          13.942379          2,697.7453
01/01/2013 to 12/31/2013         13.942379          15.991159          2,303.5732
01/01/2014 to 12/31/2014         15.991159          16.201753          2,318.7789
01/01/2015 to 12/31/2015         16.201753          16.059816          2,318.4815
01/01/2016 to 12/31/2016         16.059816          16.477348             14.8876
01/01/2017 to 12/31/2017         16.477348          19.842242             14.0119
01/01/2018 to 12/31/2018         19.842242          18.380841             13.8851
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.760561          11.198655              0.0000
01/01/2014 to 12/31/2014         11.198655          11.981493          3,118.2247
01/01/2015 to 12/31/2015         11.981493          11.590309          3,101.7094
01/01/2016 to 12/31/2016         11.590309          11.844462          3,082.5150
01/01/2017 to 12/31/2017         11.844462          13.401921          3,064.8961
01/01/2018 to 12/31/2018         13.401921          12.179015          3,048.6115
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.645634          12.426640         22,155.5300
01/01/2010 to 12/31/2010         12.426640          13.556384         20,401.9695
01/01/2011 to 12/31/2011         13.556384          11.852786         20,090.1745
01/01/2012 to 12/31/2012         11.852786          13.544241         19,092.8138
01/01/2013 to 12/31/2013         13.544241          15.816918         18,329.2291
01/01/2014 to 12/31/2014         15.816918          14.411798         17,881.1682
01/01/2015 to 12/31/2015         14.411798          13.861929         17,929.2175
01/01/2016 to 12/31/2016         13.861929          13.455033         15,207.3835
01/01/2017 to 12/31/2017         13.455033          16.886036         13,688.8495
01/01/2018 to 12/31/2018         16.886036          14.219076         13,068.4571
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999712           1.030595              0.0000
01/01/2015 to 12/31/2015          1.030595           0.953901              0.0000
01/01/2016 to 12/31/2016          0.953901           1.037981              0.0000
01/01/2017 to 12/31/2017          1.037981           1.144525              0.0000
01/01/2018 to 12/31/2018          1.144525           1.035531              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.703126          12.372425         29,351.3700
01/01/2010 to 12/31/2010         12.372425          13.055646         28,675.4961
01/01/2011 to 12/31/2011         13.055646          14.209475         21,820.2766
01/01/2012 to 12/31/2012         14.209475          15.183153         19,817.3161
01/01/2013 to 12/31/2013         15.183153          13.488580         20,785.2346
01/01/2014 to 12/31/2014         13.488580          13.590401         19,385.4548
01/01/2015 to 12/31/2015         13.590401          12.894055         19,487.5084
01/01/2016 to 12/31/2016         12.894055          13.255385         17,028.3491
01/01/2017 to 12/31/2017         13.255385          13.430804         16,649.4762
01/01/2018 to 12/31/2018         13.430804          12.833367         16,136.5777
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.503640          14.451301         69,588.8200
01/01/2010 to 12/31/2010         14.451301          15.307270         54,882.0764
01/01/2011 to 12/31/2011         15.307270          15.465142         56,492.9548
01/01/2012 to 12/31/2012         15.465142          16.545950         53,329.8862
01/01/2013 to 12/31/2013         16.545950          15.891757         49,602.7820
01/01/2014 to 12/31/2014         15.891757          16.213833         43,870.6205
01/01/2015 to 12/31/2015         16.213833          15.877679         42,207.6985
01/01/2016 to 12/31/2016         15.877679          15.953489         39,457.2410
01/01/2017 to 12/31/2017         15.953489          16.325991         37,706.3309
01/01/2018 to 12/31/2018         16.325991          15.948134         43,667.0061
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214143          10.700558              0.0000
01/01/2014 to 12/31/2014         10.700558          11.383616          8,890.5655
01/01/2015 to 12/31/2015         11.383616          11.007543          8,240.2380
01/01/2016 to 12/31/2016         11.007543          11.270951              0.0000
01/01/2017 to 12/31/2017         11.270951          12.855445              0.0000
01/01/2018 to 04/30/2018         12.855445          12.267120              0.0000
--------------------------       ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010629           1.063021              0.0000
01/01/2013 to 12/31/2013          1.063021           1.146180              0.0000
01/01/2014 to 12/31/2014          1.146180           1.209223         12,265.0055
01/01/2015 to 12/31/2015          1.209223           1.173684         12,133.7968
01/01/2016 to 12/31/2016          1.173684           1.214266         12,145.4337
01/01/2017 to 12/31/2017          1.214266           1.359098         12,270.7940
01/01/2018 to 12/31/2018          1.359098           1.205292         12,460.9379
--------------------------       ---------          ---------         -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.378044          10.245674              0.0000
01/01/2010 to 12/31/2010         10.245674          11.260787              0.0000
01/01/2011 to 12/31/2011         11.260787          11.144271              0.0000
01/01/2012 to 12/31/2012         11.144271          12.313150            393.6022
01/01/2013 to 12/31/2013         12.313150          13.616481            393.1302
01/01/2014 to 12/31/2014         13.616481          14.108439          1,057.8111
01/01/2015 to 12/31/2015         14.108439          13.544002          1,056.2581
01/01/2016 to 12/31/2016         13.544002          14.029684          3,691.0270
01/01/2017 to 12/31/2017         14.029684          15.917935          3,693.8877
01/01/2018 to 12/31/2018         15.917935          14.569152          3,648.8094
--------------------------       ---------          ---------         -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.680966           9.709994              0.0000
01/01/2010 to 12/31/2010          9.709994          10.854137              0.0000
01/01/2011 to 12/31/2011         10.854137          10.402723              0.0000
01/01/2012 to 12/31/2012         10.402723          11.716593              0.0000
01/01/2013 to 12/31/2013         11.716593          13.546625              0.0000
01/01/2014 to 12/31/2014         13.546625          13.978632            670.1877
01/01/2015 to 12/31/2015         13.978632          13.371768            671.2863
01/01/2016 to 12/31/2016         13.371768          13.994711            662.8143
01/01/2017 to 12/31/2017         13.994711          16.395850            649.1085
01/01/2018 to 12/31/2018         16.395850          14.649002            645.9828
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.482997          39.976913         16,445.0000
01/01/2010 to 12/31/2010         39.976913          45.808996         14,763.4962
01/01/2011 to 12/31/2011         45.808996          43.059881         13,691.8383
01/01/2012 to 12/31/2012         43.059881          49.740392         10,582.0375
01/01/2013 to 12/31/2013         49.740392          65.158254          9,468.8680
01/01/2014 to 12/31/2014         65.158254          72.277797          8,819.7862
01/01/2015 to 12/31/2015         72.277797          68.237658          8,611.4343
01/01/2016 to 12/31/2016         68.237658          77.473378          7,923.3458
01/01/2017 to 12/31/2017         77.473378          88.726550          7,345.8598
01/01/2018 to 12/31/2018         88.726550          78.915877          6,966.4130
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.498605           7.832724         56,030.9600
01/01/2010 to 12/31/2010          7.832724           9.793410         52,717.8155
01/01/2011 to 12/31/2011          9.793410           9.432268         46,495.7281
01/01/2012 to 12/31/2012          9.432268          10.498908         41,431.8105
01/01/2013 to 12/31/2013         10.498908          14.041441         29,301.3717
01/01/2014 to 12/31/2014         14.041441          15.506117         23,389.0859
01/01/2015 to 12/31/2015         15.506117          16.197183         22,833.8381
01/01/2016 to 12/31/2016         16.197183          16.846440         21,966.4201
01/01/2017 to 12/31/2017         16.846440          20.579427         20,072.5468
01/01/2018 to 12/31/2018         20.579427          19.707798         18,603.4128
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.323431          18.986445              0.0000
01/01/2010 to 12/31/2010         18.986445          23.338365              0.0000
01/01/2011 to 12/31/2011         23.338365          22.009088              0.0000
01/01/2012 to 12/31/2012         22.009088          24.716582              0.0000
01/01/2013 to 12/31/2013         24.716582          31.537909          3,691.3506
01/01/2014 to 12/31/2014         31.537909          33.860596          2,207.3075
01/01/2015 to 12/31/2015         33.860596          30.178848          1,639.1916
01/01/2016 to 12/31/2016         30.178848          34.133446          1,312.7935
01/01/2017 to 12/31/2017         34.133446          36.593245          1,232.5216
01/01/2018 to 12/31/2018         36.593245          32.192876          1,055.2152
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.399653          12.177571          6,084.3300
01/01/2010 to 12/31/2010         12.177571          14.814344          5,235.6119
01/01/2011 to 12/31/2011         14.814344          13.594061          5,584.3307
01/01/2012 to 12/31/2012         13.594061          15.721675          5,007.7901
01/01/2013 to 12/31/2013         15.721675          20.421648          4,323.4790
01/01/2014 to 12/31/2014         20.421648          22.642696          4,129.4132
01/01/2015 to 12/31/2015         22.642696          20.150222          4,056.2656
01/01/2016 to 12/31/2016         20.150222          22.332768          3,681.7127
01/01/2017 to 12/31/2017         22.332768          24.229776          3,561.3969
01/01/2018 to 12/31/2018         24.229776          20.570247          3,483.3172
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.839864           9.655215            523.2557
01/01/2014 to 12/31/2014          9.655215           9.138442            468.6512
01/01/2015 to 12/31/2015          9.138442           8.754312            415.4409
01/01/2016 to 12/31/2016          8.754312           9.005371            360.7939
01/01/2017 to 12/31/2017          9.005371          11.895686            312.9493
01/01/2018 to 12/31/2018         11.895686           9.644693            268.3672
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.025769           8.411689          2,880.3900
01/01/2010 to 12/31/2010          8.411689           8.804768              0.0000
01/01/2011 to 12/31/2011          8.804768           7.390386            627.6529
01/01/2012 to 12/31/2012          7.390386           8.498173            582.3649
01/01/2013 to 04/26/2013          8.498173           8.794202              0.0000
--------------------------        --------           --------          ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.283985          10.095764         77,299.3400
01/01/2010 to 12/31/2010         10.095764           9.885952         77,737.5890
01/01/2011 to 12/31/2011          9.885952           9.681058         87,828.5453
01/01/2012 to 12/31/2012          9.681058           9.478774         87,940.3047
01/01/2013 to 12/31/2013          9.478774           9.281786         60,305.2092
01/01/2014 to 12/31/2014          9.281786           9.088890         57,407.7903
01/01/2015 to 12/31/2015          9.088890           8.900004         56,308.8430
01/01/2016 to 12/31/2016          8.900004           8.724817         54,396.2546
01/01/2017 to 12/31/2017          8.724817           8.598214         52,607.4082
01/01/2018 to 12/31/2018          8.598214           8.548959         49,949.5334
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.093470          13.289757              0.0000
01/01/2015 to 12/31/2015         13.289757          12.937364              0.0000
01/01/2016 to 12/31/2016         12.937364          13.242415         12,847.3322
01/01/2017 to 12/31/2017         13.242415          13.866970              0.0000
01/01/2018 to 12/31/2018         13.866970          13.222703              0.0000
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.857396          10.660247         76,823.8500
01/01/2010 to 12/31/2010         10.660247          11.576883         72,829.8094
01/01/2011 to 12/31/2011         11.576883          11.538096        130,314.3814
01/01/2012 to 12/31/2012         11.538096          12.529797        118,038.4255
01/01/2013 to 12/31/2013         12.529797          13.383435        102,918.0558
01/01/2014 to 04/25/2014         13.383435          13.463813              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.564694          10.574533        712,084.5100
01/01/2010 to 12/31/2010         10.574533          11.638844        626,490.6977
01/01/2011 to 12/31/2011         11.638844          11.384171        558,417.7000
01/01/2012 to 12/31/2012         11.384171          12.527923        549,999.7106
01/01/2013 to 12/31/2013         12.527923          14.012766        453,411.7255
01/01/2014 to 04/25/2014         14.012766          14.043800              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.661080          13.976986        478,607.6052
01/01/2015 to 12/31/2015         13.976986          13.539601        445,024.4337
01/01/2016 to 12/31/2016         13.539601          14.065380        404,549.2221
01/01/2017 to 12/31/2017         14.065380          15.239768        350,340.2685
01/01/2018 to 12/31/2018         15.239768          14.264617        312,446.6366
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.174790          10.273192        493,719.0200
01/01/2010 to 12/31/2010         10.273192          11.426489        502,919.7565
01/01/2011 to 12/31/2011         11.426489          10.998983        472,778.5681
01/01/2012 to 12/31/2012         10.998983          12.269552        463,746.1630
01/01/2013 to 12/31/2013         12.269552          14.347727        493,353.0311
01/01/2014 to 04/25/2014         14.347727          14.336227              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.048680          14.482466        463,726.4759
01/01/2015 to 12/31/2015         14.482466          14.001678        452,413.8717
01/01/2016 to 12/31/2016         14.001678          14.684906        427,251.8867
01/01/2017 to 12/31/2017         14.684906          16.499083        403,973.5345
01/01/2018 to 12/31/2018         16.499083          15.164884        344,480.1032
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.854688          10.006452        749,321.9300
01/01/2010 to 12/31/2010         10.006452          11.316411        698,579.6574
01/01/2011 to 12/31/2011         11.316411          10.652454        626,580.1785
01/01/2012 to 12/31/2012         10.652454          12.069591        594,770.1290
01/01/2013 to 12/31/2013         12.069591          14.881637        569,176.6660
01/01/2014 to 04/25/2014         14.881637          14.788836              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.999777           8.811340              0.0000
01/01/2010 to 12/31/2010          8.811340           9.495102          1,533.4605
01/01/2011 to 12/31/2011          9.495102           9.134478              0.0000
01/01/2012 to 12/31/2012          9.134478          10.385784          8,060.1598
01/01/2013 to 04/26/2013         10.385784          11.156008              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.023297          14.539708        567,752.7891
01/01/2015 to 12/31/2015         14.539708          13.996027        527,058.2623
01/01/2016 to 12/31/2016         13.996027          14.820894        477,462.6207
01/01/2017 to 12/31/2017         14.820894          17.294874        489,788.7965
01/01/2018 to 12/31/2018         17.294874          15.559744        469,084.5520
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.342512          11.534658         26,473.4200
01/01/2010 to 12/31/2010         11.534658          12.962259         24,397.8260
01/01/2011 to 12/31/2011         12.962259          13.517298         22,788.6190
01/01/2012 to 12/31/2012         13.517298          14.767757         17,738.6948
01/01/2013 to 12/31/2013         14.767757          19.740582         16,625.2476
01/01/2014 to 12/31/2014         19.740582          19.653874         14,801.9574
01/01/2015 to 12/31/2015         19.653874          17.385305         14,666.4365
01/01/2016 to 12/31/2016         17.385305          20.880362         13,692.8388
01/01/2017 to 12/31/2017         20.880362          23.011714         13,015.5435
01/01/2018 to 12/31/2018         23.011714          19.507645         10,900.7825
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.123868       14.148190               574.5000
01/01/2010 to 12/31/2010         14.148190       16.984068                 0.0000
01/01/2011 to 12/31/2011         16.984068       13.928575                 0.0000
01/01/2012 to 12/31/2012         13.928575       16.079426                 0.0000
01/01/2013 to 12/31/2013         16.079426       20.091470                 0.0000
01/01/2014 to 12/31/2014         20.091470       18.356787                 0.0000
01/01/2015 to 12/31/2015         18.356787       19.009792                 0.0000
01/01/2016 to 12/31/2016         19.009792       19.699343                 0.0000
01/01/2017 to 12/31/2017         19.699343       25.164826               468.6211
01/01/2018 to 12/31/2018         25.164826       19.572392               439.0730
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         20.879902       21.154106                 0.0000
01/01/2017 to 12/31/2017         21.154106       24.612312                 0.0000
01/01/2018 to 12/31/2018         24.612312       24.012900                 0.0000
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.040856       14.693678                 0.0000
01/01/2010 to 12/31/2010         14.693678       16.680770                 0.0000
01/01/2011 to 12/31/2011         16.680770       15.538956                 0.0000
01/01/2012 to 12/31/2012         15.538956       16.793238                 0.0000
01/01/2013 to 12/31/2013         16.793238       21.823912                 0.0000
01/01/2014 to 12/31/2014         21.823912       23.706517                 0.0000
01/01/2015 to 12/31/2015         23.706517       23.155662                 0.0000
01/01/2016 to 04/29/2016         23.155662       23.246687                 0.0000
--------------------------       ---------       ---------               --------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.504174       10.977881            96,252.5300
01/01/2010 to 12/31/2010         10.977881       12.020174            92,025.0289
01/01/2011 to 12/31/2011         12.020174       11.278942            91,493.1985
01/01/2012 to 12/31/2012         11.278942       12.446050            87,379.7579
01/01/2013 to 12/31/2013         12.446050       16.273793            74,796.9652
01/01/2014 to 12/31/2014         16.273793       17.600329            66,438.7170
01/01/2015 to 12/31/2015         17.600329       17.625207            64,296.7258
01/01/2016 to 12/31/2016         17.625207       18.493360            61,390.1917
01/01/2017 to 12/31/2017         18.493360       21.536602            57,257.7114
01/01/2018 to 12/31/2018         21.536602       21.033977            50,733.5190
--------------------------       ---------       ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.103697       16.733958             3,246.3993
01/01/2014 to 12/31/2014         16.733958       18.168349             3,299.9936
01/01/2015 to 12/31/2015         18.168349       18.254078             3,129.7070
01/01/2016 to 12/31/2016         18.254078       18.796662             2,931.3709
01/01/2017 to 12/31/2017         18.796662       22.997117             2,748.0128
01/01/2018 to 12/31/2018         22.997117       21.187721             2,659.1514
--------------------------       ---------       ---------            -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.711128       11.112285             4,540.9400
01/01/2010 to 12/31/2010         11.112285       13.837323             3,847.4980
01/01/2011 to 12/31/2011         13.837323       12.538715             3,718.6104
01/01/2012 to 12/31/2012         12.538715       13.015788             3,423.8553
01/01/2013 to 04/26/2013         13.015788       14.013409                 0.0000
--------------------------       ---------       ---------            -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.779522          10.631763         37,625.8000
01/01/2010 to 12/31/2010         10.631763          11.588814         35,769.7725
01/01/2011 to 12/31/2011         11.588814          11.373635         34,141.6870
01/01/2012 to 12/31/2012         11.373635          12.868563         84,891.2825
01/01/2013 to 12/31/2013         12.868563          17.229934         72,349.8700
01/01/2014 to 12/31/2014         17.229934          18.347040         64,553.9386
01/01/2015 to 12/31/2015         18.347040          19.859289         61,681.7872
01/01/2016 to 12/31/2016         19.859289          19.421350         59,165.3776
01/01/2017 to 12/31/2017         19.421350          26.053947         53,781.1751
01/01/2018 to 12/31/2018         26.053947          25.538482         50,401.7754
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.682120           6.857736            510.1700
01/01/2010 to 12/31/2010          6.857736           7.748418            510.1699
01/01/2011 to 12/31/2011          7.748418           7.296360            510.1699
01/01/2012 to 12/31/2012          7.296360           8.049322            510.1699
01/01/2013 to 04/26/2013          8.049322           8.631100              0.0000
--------------------------       ---------          ---------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.212608           7.335006        103,038.8200
01/01/2010 to 12/31/2010          7.335006           7.857588         99,021.9217
01/01/2011 to 12/31/2011          7.857588           7.588397         95,716.3373
01/01/2012 to 04/27/2012          7.588397           8.517491              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.396372          13.802563          4,412.3000
01/01/2010 to 12/31/2010         13.802563          14.279492          4,177.2086
01/01/2011 to 12/31/2011         14.279492          14.983417             43.6331
01/01/2012 to 12/31/2012         14.983417          15.196072             42.8533
01/01/2013 to 12/31/2013         15.196072          14.497782             42.0976
01/01/2014 to 12/31/2014         14.497782          14.971613             41.3500
01/01/2015 to 12/31/2015         14.971613          14.652215              0.0000
01/01/2016 to 12/31/2016         14.652215          14.647091              0.0000
01/01/2017 to 12/31/2017         14.647091          14.764888          1,078.4409
01/01/2018 to 12/31/2018         14.764888          14.385389            985.8417
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.415835          12.923394              0.0000
01/01/2010 to 12/31/2010         12.923394          15.935012              0.0000
01/01/2011 to 12/31/2011         15.935012          15.255038              0.0000
01/01/2012 to 12/31/2012         15.255038          17.515438              0.0000
01/01/2013 to 12/31/2013         17.515438          22.769244              0.0000
01/01/2014 to 12/31/2014         22.769244          24.350044            513.2910
01/01/2015 to 12/31/2015         24.350044          23.205569            510.5726
01/01/2016 to 12/31/2016         23.205569          27.286896            507.4129
01/01/2017 to 12/31/2017         27.286896          30.890844            504.5125
01/01/2018 to 12/31/2018         30.890844          26.747413            501.8319
--------------------------       ---------          ---------        ------------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.574603          10.998763              0.0000
01/01/2010 to 12/31/2010         10.998763          11.606596              0.0000
01/01/2011 to 12/31/2011         11.606596           9.927666              0.0000
01/01/2012 to 12/31/2012          9.927666          11.464150              0.0000
01/01/2013 to 12/31/2013         11.464150          13.632491              0.0000
01/01/2014 to 12/31/2014         13.632491          12.504062          1,809.8572
01/01/2015 to 12/31/2015         12.504062          12.083667          1,800.2711
01/01/2016 to 12/31/2016         12.083667          11.947170          1,789.1308
01/01/2017 to 12/31/2017         11.947170          14.571230          1,778.9044
01/01/2018 to 12/31/2018         14.571230          12.251725          1,769.4523
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.629069          13.022497          7,738.8500
01/01/2010 to 12/31/2010         13.022497          16.137255          7,738.8537
01/01/2011 to 12/31/2011         16.137255          15.118613          7,738.8537
01/01/2012 to 12/31/2012         15.118613          17.163244          7,738.8537
01/01/2013 to 12/31/2013         17.163244          23.213668          7,738.8537
01/01/2014 to 12/31/2014         23.213668          23.806429          9,251.3280
01/01/2015 to 12/31/2015         23.806429          22.254116          9,243.5674
01/01/2016 to 12/31/2016         22.254116          26.351751          1,495.6493
01/01/2017 to 12/31/2017         26.351751          29.495609          1,487.3210
01/01/2018 to 12/31/2018         29.495609          25.642831          1,479.5252
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.089776           9.975001         19,171.2700
01/01/2010 to 12/31/2010          9.975001          11.183241         18,674.6850
01/01/2011 to 12/31/2011         11.183241          11.130398         18,154.7342
01/01/2012 to 12/31/2012         11.130398          12.579353         17,195.8142
01/01/2013 to 12/31/2013         12.579353          16.222697         15,352.4496
01/01/2014 to 12/31/2014         16.222697          17.966407         14,455.8746
01/01/2015 to 12/31/2015         17.966407          17.753715         13,941.4386
01/01/2016 to 12/31/2016         17.753715          19.363654          6,626.4747
01/01/2017 to 12/31/2017         19.363654          22.988576          7,934.8595
01/01/2018 to 12/31/2018         22.988576          21.420738          6,069.4395
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.039075          19.815485             44.9619
01/01/2014 to 12/31/2014         19.815485          21.453123             40.5572
01/01/2015 to 12/31/2015         21.453123          20.930714             36.3566
01/01/2016 to 12/31/2016         20.930714          23.384780             32.0543
01/01/2017 to 12/31/2017         23.384780          26.926626             28.2542
01/01/2018 to 12/31/2018         26.926626          23.663801             24.7457
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.568341           8.032366            109.1800
01/01/2010 to 12/31/2010          8.032366           8.732570             99.2976
01/01/2011 to 12/31/2011          8.732570           8.504691             90.2192
01/01/2012 to 12/31/2012          8.504691           9.485882             81.1738
01/01/2013 to 04/26/2013          9.485882          10.367847              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.222702          18.920370         20,485.6924
01/01/2014 to 12/31/2014         18.920370          18.471468         18,153.9625
01/01/2015 to 12/31/2015         18.471468          18.156328         17,649.9473
01/01/2016 to 12/31/2016         18.156328          21.049403         16,919.9986
01/01/2017 to 12/31/2017         21.049403          23.805827         15,938.8827
01/01/2018 to 12/31/2018         23.805827          21.680020         14,470.8647
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.070258          12.146855         25,200.5400
01/01/2010 to 12/31/2010         12.146855          14.613618         24,174.1970
01/01/2011 to 12/31/2011         14.613618          13.555459         23,605.0025
01/01/2012 to 12/31/2012         13.555459          13.973816         22,540.3961
01/01/2013 to 04/26/2013         13.973816          15.117788              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.569461           8.256108         20,567.8147
01/01/2014 to 12/31/2014          8.256108           8.798072         18,609.9497
01/01/2015 to 12/31/2015          8.798072           9.520930         17,239.0176
01/01/2016 to 12/31/2016          9.520930           9.465887         16,343.3836
01/01/2017 to 12/31/2017          9.465887          12.372998         14,746.6829
01/01/2018 to 12/31/2018         12.372998          11.974598         10,466.3547
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.322473           5.172172         43,978.2500
01/01/2010 to 12/31/2010          5.172172           6.467236         41,951.9494
01/01/2011 to 12/31/2011          6.467236           5.706418         26,268.4721
01/01/2012 to 12/31/2012          5.706418           6.264302         21,398.3971
01/01/2013 to 04/26/2013          6.264302           6.536152              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.586024          14.666436              0.0000
01/01/2010 to 12/31/2010         14.666436          18.530350              0.0000
01/01/2011 to 12/31/2011         18.530350          15.120103              0.0000
01/01/2012 to 12/31/2012         15.120103          15.185912              0.0000
01/01/2013 to 12/31/2013         15.185912          16.469604              0.0000
01/01/2014 to 12/31/2014         16.469604          13.091344              0.0000
01/01/2015 to 12/31/2015         13.091344           8.619677              0.0000
01/01/2016 to 12/31/2016          8.619677          12.132527              0.0000
01/01/2017 to 12/31/2017         12.132527          11.793076              0.0000
01/01/2018 to 12/31/2018         11.793076           8.214974              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         25.798550          26.634862         23,891.8585
01/01/2017 to 12/31/2017         26.634862          28.151936         21,958.0388
01/01/2018 to 12/31/2018         28.151936          26.454493         20,905.7935
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.785626          19.802675         43,360.8200
01/01/2010 to 12/31/2010         19.802675          21.905534         39,275.5421
01/01/2011 to 12/31/2011         21.905534          22.407901         37,871.3109
01/01/2012 to 12/31/2012         22.407901          24.780501         33,668.0383
01/01/2013 to 12/31/2013         24.780501          26.201722         29,407.0428
01/01/2014 to 12/31/2014         26.201722          26.896231         26,129.8419
01/01/2015 to 12/31/2015         26.896231          25.764560         25,399.6199
01/01/2016 to 04/29/2016         25.764560          26.486615              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.325331          27.202526            510.9430
01/01/2017 to 12/31/2017         27.202526          28.766001            419.2552
01/01/2018 to 12/31/2018         28.766001          27.062077            328.9130
--------------------------       ---------          ---------         -----------


                      2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.670339          12.201584                 0.0000
01/01/2011 to 12/31/2011      12.201584          12.361780               851.2399
01/01/2012 to 12/31/2012      12.361780          13.490062             1,752.6251
01/01/2013 to 12/31/2013      13.490062          13.396091             1,559.4060
01/01/2014 to 12/31/2014      13.396091          13.700488             1,371.2499
01/01/2015 to 12/31/2015      13.700488          13.220247             1,184.7046
01/01/2016 to 04/29/2016      13.220247          13.516935                 0.0000
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.738491          15.021110             1,183.7800
01/01/2010 to 12/31/2010      15.021110          15.516877               498.2742
01/01/2011 to 12/31/2011      15.516877          15.995424               498.2742
01/01/2012 to 12/31/2012      15.995424          16.138590               498.2742
01/01/2013 to 12/31/2013      16.138590          15.660139               498.2742
01/01/2014 to 12/31/2014      15.660139          15.725756               498.2742
01/01/2015 to 12/31/2015      15.725756          15.446228               498.2742
01/01/2016 to 12/31/2016      15.446228          15.279709               498.2742
01/01/2017 to 12/31/2017      15.279709          15.213812               498.2742
01/01/2018 to 12/31/2018      15.213812          14.999846               498.2742

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS L-4 YEAR





                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
01/01/2017 to 12/31/2017         12.143818          13.552152           78,439.8596
01/01/2018 to 12/31/2018         13.552152          12.381420           75,412.8335
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
01/01/2017 to 12/31/2017         13.130747          15.071216        2,544,629.5379
01/01/2018 to 12/31/2018         15.071216          14.162702        2,432,186.2185
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
01/01/2017 to 12/31/2017         13.304348          15.857161        2,082,995.9460
01/01/2018 to 12/31/2018         15.857161          14.674276        1,952,866.6382
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
01/01/2016 to 12/31/2016         13.936918          14.933854          187,201.3651
01/01/2017 to 12/31/2017         14.933854          18.760905          150,830.9277
01/01/2018 to 12/31/2018         18.760905          18.332413          145,860.8984
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
01/01/2017 to 12/31/2017         12.787964          14.188915          860,359.1450
01/01/2018 to 12/31/2018         14.188915          13.458526          819,660.8941
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
01/01/2018 to 12/31/2018         11.407300          10.491455          112,578.0853
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
01/01/2018 to 12/31/2018         12.910083          11.767660          120,299.9088
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.971652          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754           42,053.3982
01/01/2017 to 12/31/2017         25.926754          27.441522           36,507.3027
01/01/2018 to 12/31/2018         27.441522          26.174945           35,212.1552
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
01/01/2018 to 12/31/2018         19.616323          17.325399          698,200.3433
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.960927          10.395119          3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982        411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137        478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004        504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873        508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688        383,920.8990
01/01/2018 to 12/31/2018         14.652688          13.330401        383,019.8700
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.722197          14.558366        376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934        424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747        368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225        248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870        300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950        271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311        238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680        196,859.2677
01/01/2017 to 12/31/2017         27.639680          30.324109        162,151.4688
01/01/2018 to 12/31/2018         30.324109          25.243424        141,358.0830
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991        235,248.5552
01/01/2018 to 12/31/2018         11.518991           9.708047        237,572.6085
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997534          10.195084          6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674         10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904         27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504         34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003         21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094         22,800.1949
01/01/2016 to 12/31/2016         10.581094          11.355595         36,587.0674
01/01/2017 to 12/31/2017         11.355595          11.563724         33,576.1634
01/01/2018 to 12/31/2018         11.563724          11.391580         26,402.6142
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991         46,063.4024
01/01/2018 to 12/31/2018          9.690991           9.558720         42,374.4355
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009           9.998027          10.867960             0.0000
01/01/2010 to 12/31/2010          10.867960          12.119715         2,034.1542
01/01/2011 to 12/31/2011          12.119715          11.864590         2,056.6735
01/01/2012 to 12/31/2012          11.864590          13.316647        17,103.0465
01/01/2013 to 12/31/2013          13.316647          13.214774        19,298.3165
01/01/2014 to 12/31/2014          13.214774          13.127056         2,806.8004
01/01/2015 to 12/31/2015          13.127056          12.356527         2,694.8733
01/01/2016 to 12/31/2016          12.356527          12.242243         2,519.6144
01/01/2017 to 12/31/2017          12.242243          12.041259         2,755.6960
01/01/2018 to 12/31/2018          12.041259          11.943925         2,713.8622
--------------------------        ---------          ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.201824          12.176868       226,420.8600
01/01/2010 to 12/31/2010          12.176868          13.886119       203,887.4580
01/01/2011 to 12/31/2011          13.886119          12.876948       181,275.4715
01/01/2012 to 12/31/2012          12.876948          15.932812       173,902.1391
01/01/2013 to 12/31/2013          15.932812          16.203410       168,721.1437
01/01/2014 to 12/31/2014          16.203410          18.025806       149,686.7665
01/01/2015 to 12/31/2015          18.025806          17.456087       133,216.9319
01/01/2016 to 12/31/2016          17.456087          17.294568       125,290.4153
01/01/2017 to 12/31/2017          17.294568          18.812199       121,623.4104
01/01/2018 to 12/31/2018          18.812199          16.877417       113,610.4421
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.576046           5.975843       818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437       729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833       835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900       766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580       676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275       596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115       548,961.2803
01/01/2016 to 12/31/2016          13.496115          13.610663       528,059.9942
01/01/2017 to 12/31/2017          13.610663          15.829482       497,897.3619
01/01/2018 to 12/31/2018          15.829482          14.448255       440,535.9505
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311           505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221         1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486           748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.578276           6.203956       280,709.8600
01/01/2010 to 12/31/2010           6.203956           6.540272       272,006.9936
01/01/2011 to 04/29/2011           6.540272           6.945274             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.729226          10.865912        40,902.4915
01/01/2013 to 12/31/2013          10.865912          10.189740        39,474.2888
01/01/2014 to 12/31/2014          10.189740          10.764236        17,646.5389
01/01/2015 to 12/31/2015          10.764236          10.617679        23,631.2964
01/01/2016 to 12/31/2016          10.617679          10.565643        18,197.4663
01/01/2017 to 12/31/2017          10.565643          10.647479        23,500.6897
01/01/2018 to 12/31/2018          10.647479          10.449715        36,142.4789
--------------------------       ----------         ----------       ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.041112          16.815186          436,066.6800
01/01/2010 to 12/31/2010         16.815186          19.227231          375,253.8749
01/01/2011 to 12/31/2011         19.227231          16.192619          340,157.1260
01/01/2012 to 12/31/2012         16.192619          20.554229          302,938.1809
01/01/2013 to 12/31/2013         20.554229          26.342855          280,422.8714
01/01/2014 to 12/31/2014         26.342855          24.374836          242,136.9359
01/01/2015 to 12/31/2015         24.374836          22.857379          225,877.8639
01/01/2016 to 12/31/2016         22.857379          24.285490          210,867.8659
01/01/2017 to 12/31/2017         24.285490          31.111778          185,936.8420
01/01/2018 to 12/31/2018         31.111778          23.228946          179,978.3353
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332        1,689,534.0344
01/01/2018 to 12/31/2018          1.209332           1.111214        1,562,419.2960
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752          134,195.7977
01/01/2018 to 12/31/2018         19.946752          17.207852          127,343.6584
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.409582          12.367259          466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193          398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553          376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758          262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318          319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252          219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456          246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372          177,440.4265
01/01/2017 to 12/31/2017         26.657372          32.816005          155,427.6019
01/01/2018 to 12/31/2018         32.816005          29.311396          142,452.3771
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963           85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011           83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824           89,903.9016
01/01/2016 to 12/31/2016         10.639824          10.683050           90,417.9567
01/01/2017 to 12/31/2017         10.683050          10.840479           96,120.3877
01/01/2018 to 12/31/2018         10.840479          10.648338           94,375.5000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.927771           9.831441           98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177           91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421           85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482           81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784                0.0000
--------------------------       ---------          ---------           -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153           60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470          214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313          856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452          368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136          516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287          514,108.5071
01/01/2018 to 12/31/2018          1.376287           1.254448          531,432.7952
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
01/01/2018 to 04/30/2018          1.146561           1.116675                0.0000
--------------------------       ---------          ---------          ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.723640          10.682263           87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388          124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038          148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693          106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954          101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275           86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129          117,207.0214
01/01/2016 to 12/31/2016         16.533129          17.013925           55,822.2046
01/01/2017 to 12/31/2017         17.013925          20.549735           50,961.1050
01/01/2018 to 12/31/2018         20.549735          19.093768           49,163.3549
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
01/01/2018 to 12/31/2018          1.361091           1.240632        3,898,207.6196
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
01/01/2018 to 12/31/2018         17.816812          15.048218          280,434.8965
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
01/01/2018 to 12/31/2018          1.157256           1.050215                0.0000
--------------------------        --------           --------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
01/01/2017 to 12/31/2017         13.810534          14.035225          331,369.4677
01/01/2018 to 12/31/2018         14.035225          13.451422          299,523.3386
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
01/01/2018 to 12/31/2018         17.156877          16.810424          757,221.8055
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL MULTI-ASSET
PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
01/01/2018 to 04/30/2018         13.037902          12.453412                0.0000
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
01/01/2018 to 12/31/2018          1.382471           1.229726          919,191.9148
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.460286          10.377335       310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728       415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300       517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198       425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021       425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773       368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291       322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610       306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029       278,106.2158
01/01/2018 to 12/31/2018         16.514029          15.160427       254,187.9114
--------------------------       ---------          ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.756380           9.834791       188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635       240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738       286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538       294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441       307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340       309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705       327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466       287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871       274,988.8739
01/01/2018 to 12/31/2018         17.009871          15.243552       257,054.7331
--------------------------       ---------          ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.274100          41.017004       400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906       366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719       335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264       329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932       263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414       266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095       220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371       215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806       189,555.8010
01/01/2018 to 12/31/2018         93.245806          83.186163       168,600.4169
--------------------------       ---------          ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.624666           8.036369       780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183       716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655       607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334       572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492       528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772       353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211       389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325       283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224       260,601.1093
01/01/2018 to 12/31/2018         21.627224          20.773818       233,519.0572
--------------------------       ---------          ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.230660          20.170985       255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818       234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724       155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199       145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186       177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974       169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245       109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845       129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499       111,016.9477
01/01/2018 to 12/31/2018         39.820499          35.137970       100,409.6290
--------------------------       ---------          ---------       ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.532418          12.386674          165,034.7800
01/01/2010 to 12/31/2010         12.386674          15.113932          152,386.6406
01/01/2011 to 12/31/2011         15.113932          13.910583          120,617.2515
01/01/2012 to 12/31/2012         13.910583          16.136315          106,272.5651
01/01/2013 to 12/31/2013         16.136315          21.023179           97,683.5078
01/01/2014 to 12/31/2014         21.023179          23.379678           82,000.4297
01/01/2015 to 12/31/2015         23.379678          20.868641           75,518.4148
01/01/2016 to 12/31/2016         20.868641          23.198484           75,367.1052
01/01/2017 to 12/31/2017         23.198484          25.244402           70,715.8769
01/01/2018 to 12/31/2018         25.244402          21.496438           63,958.4622
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007           70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177           70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265           71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304           67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795           58,399.9164
01/01/2018 to 12/31/2018         18.547795          15.083529           57,443.1147
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.038254           8.454436          111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070          126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605          120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659          106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909          551,568.9217
01/01/2018 to 12/31/2018          9.035909           9.011288          463,544.5010
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732           68,810.8373
01/01/2018 to 12/31/2018         14.405732          13.777940           55,121.5388
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.036313          14.390080         5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661         4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240         4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892         3,902,999.5794
01/01/2018 to 12/31/2018         15.831892          14.863638         3,417,381.3833
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
01/01/2017 to 12/31/2017         15.209943          17.140160         9,194,586.4537
01/01/2018 to 12/31/2018         17.140160          15.801741         8,332,688.9967
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
01/01/2017 to 12/31/2017         15.350843          17.966920         8,330,152.7301
01/01/2018 to 12/31/2018         17.966920          16.213236         7,690,792.0009
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.533693       11.834451             331,123.6300
01/01/2010 to 12/31/2010         11.834451       13.339080             280,224.7819
01/01/2011 to 12/31/2011         13.339080       13.951958             230,214.7237
01/01/2012 to 12/31/2012         13.951958       15.288669             227,434.9548
01/01/2013 to 12/31/2013         15.288669       20.498259             226,140.7731
01/01/2014 to 12/31/2014         20.498259       20.469564             203,587.8705
01/01/2015 to 12/31/2015         20.469564       18.161276             186,126.7284
01/01/2016 to 12/31/2016         18.161276       21.877849             163,343.5623
01/01/2017 to 12/31/2017         21.877849       24.183224             144,341.4992
01/01/2018 to 12/31/2018         24.183224       20.562748             135,476.4839
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.129022       14.197922              14,034.2000
01/01/2010 to 12/31/2010         14.197922       17.094897              14,594.0220
01/01/2011 to 12/31/2011         17.094897       14.061559               6,668.7874
01/01/2012 to 12/31/2012         14.061559       16.281954               7,454.5487
01/01/2013 to 12/31/2013         16.281954       20.405601              12,789.2166
01/01/2014 to 12/31/2014         20.405601       18.699838              12,444.6349
01/01/2015 to 12/31/2015         18.699838       19.423236              22,503.2465
01/01/2016 to 12/31/2016         19.423236       20.188248              22,542.2040
01/01/2017 to 12/31/2017         20.188248       25.866578              23,554.1732
01/01/2018 to 12/31/2018         25.866578       20.179051              23,274.5424
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.749126       22.078608              47,712.0703
01/01/2017 to 12/31/2017         22.078608       25.764862              47,118.5066
01/01/2018 to 12/31/2018         25.764862       25.213359              41,783.3888
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.604707       15.412194              67,619.5000
01/01/2010 to 12/31/2010         15.412194       17.548973              62,413.3547
01/01/2011 to 12/31/2011         17.548973       16.396759              55,261.9462
01/01/2012 to 12/31/2012         16.396759       17.773798              51,422.9335
01/01/2013 to 12/31/2013         17.773798       23.167563              51,819.0742
01/01/2014 to 12/31/2014         23.167563       25.241683              49,647.7236
01/01/2015 to 12/31/2015         25.241683       24.729244              44,033.7749
01/01/2016 to 04/29/2016         24.729244       24.850964                   0.0000
--------------------------       ---------       ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.699080       11.263222           1,224,577.7000
01/01/2010 to 12/31/2010         11.263222       12.369630           1,120,293.8513
01/01/2011 to 12/31/2011         12.369630       11.641659             987,619.3230
01/01/2012 to 12/31/2012         11.641659       12.885091             857,991.0856
01/01/2013 to 12/31/2013         12.885091       16.898436             754,758.6576
01/01/2014 to 12/31/2014         16.898436       18.330797             664,359.8467
01/01/2015 to 12/31/2015         18.330797       18.411859             591,855.9892
01/01/2016 to 12/31/2016         18.411859       19.376793             529,058.4030
01/01/2017 to 12/31/2017         19.376793       22.632977             483,913.2955
01/01/2018 to 12/31/2018         22.632977       22.171576             442,236.0359
--------------------------       ---------       ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942       17.226997              69,223.6879
01/01/2014 to 12/31/2014         17.226997       18.759852              57,054.4151
01/01/2015 to 12/31/2015         18.759852       18.905012              44,427.8319
01/01/2016 to 12/31/2016         18.905012       19.525432              39,802.2079
01/01/2017 to 12/31/2017         19.525432       23.960265              35,176.0948
01/01/2018 to 12/31/2018         23.960265       22.141839              32,920.5444
--------------------------       ---------       ---------           --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.820092          11.303161        114,728.7400
01/01/2010 to 12/31/2010         11.303161          14.117238         94,445.7320
01/01/2011 to 12/31/2011         14.117238          12.830735         75,490.4088
01/01/2012 to 12/31/2012         12.830735          13.359163         76,085.4478
01/01/2013 to 04/26/2013         13.359163          14.396828              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.936920          10.879438        487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387        441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536        391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480        770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249        688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273        687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121        575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634        459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289        396,442.2104
01/01/2018 to 12/31/2018         27.308289          26.848924        360,305.4159
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.702159           6.902598        208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517         23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228        222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281         21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.332099           7.525685        905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054        803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451        686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.813225          14.272032          1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536          8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135         11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089         15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
01/01/2017 to 12/31/2017         15.466796          15.637896         21,806.5342
01/01/2018 to 12/31/2018         15.637896          15.281988         21,065.6757
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994         10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869          5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359          5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822          5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385          9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717         13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190         14,014.7385
01/01/2016 to 12/31/2016         24.310190          28.671634         15,306.9460
01/01/2017 to 12/31/2017         28.671634          32.555673         16,545.3461
01/01/2018 to 12/31/2018         32.555673          28.274176         15,912.5242
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
01/01/2016 to 12/31/2016         12.721950          12.616036          8,566.0549
01/01/2017 to 12/31/2017         12.616036          15.433067         10,432.4373
01/01/2018 to 12/31/2018         15.433067          13.015614         12,367.7838
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
01/01/2016 to 12/31/2016         23.429556          27.826941         16,294.3585
01/01/2017 to 12/31/2017         27.826941          31.240082         17,492.0861
01/01/2018 to 12/31/2018         31.240082          27.241574         14,909.4699
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
01/01/2017 to 12/31/2017         20.316679          24.197045        180,015.7744
01/01/2018 to 12/31/2018         24.197045          22.619497        164,056.7418
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
01/01/2017 to 12/31/2017         24.716370          28.545114         61,428.9087
01/01/2018 to 12/31/2018         28.545114          25.162022         57,184.0522
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
01/01/2018 to 12/31/2018         30.240358          27.623231         85,631.7914
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
01/01/2018 to 12/31/2018         31.408174          30.488738        122,494.5389
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.398616           5.306594        275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218        206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901        165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249        137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034              0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
01/01/2017 to 12/31/2017         12.433905          12.122223          3,165.4990
01/01/2018 to 12/31/2018         12.122223           8.469812          3,046.1618
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
01/01/2018 to 12/31/2018         30.178689          28.444730        225,833.7472
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825         22,924.8306
01/01/2017 to 12/31/2017         29.073825          30.836944         21,080.7845
01/01/2018 to 12/31/2018         30.836944          29.098007         20,644.0513
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.733980          12.292535             2,020.2594
01/01/2011 to 12/31/2011      12.292535          12.491238            16,762.6537
01/01/2012 to 12/31/2012      12.491238          13.672498            71,298.7942
01/01/2013 to 12/31/2013      13.672498          13.618052            86,765.1833
01/01/2014 to 12/31/2014      13.618052          13.969333            56,442.5192
01/01/2015 to 12/31/2015      13.969333          13.520174            55,530.1065
01/01/2016 to 04/29/2016      13.520174          13.837231                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.378827          15.720806            29,969.4600
01/01/2010 to 12/31/2010      15.720806          16.288453            32,170.8658
01/01/2011 to 12/31/2011      16.288453          16.841092            41,783.1302
01/01/2012 to 12/31/2012      16.841092          17.043155            34,672.0779
01/01/2013 to 12/31/2013      17.043155          16.587579            28,701.0380
01/01/2014 to 12/31/2014      16.587579          16.707126            21,981.5391
01/01/2015 to 12/31/2015      16.707126          16.459462            19,248.7296
01/01/2016 to 12/31/2016      16.459462          16.330939            18,874.6397
01/01/2017 to 12/31/2017      16.330939          16.309229            18,782.5625
01/01/2018 to 12/31/2018      16.309229          16.128436            19,080.3188

CLASS L-4 YEAR




                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.173017          10.488634          2,055.1697
01/01/2013 to 12/31/2013         10.488634          11.444039          2,473.3471
01/01/2014 to 12/31/2014         11.444039          12.059789          2,324.2162
01/01/2015 to 12/31/2015         12.059789          11.907298          2,166.3479
01/01/2016 to 12/31/2016         11.907298          12.109381          2,029.9856
01/01/2017 to 12/31/2017         12.109381          13.506987          2,773.4606
01/01/2018 to 12/31/2018         13.506987          12.333950          2,648.9951
--------------------------       ---------          ---------          ----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.989945           8.874139        130,523.0900
01/01/2010 to 12/31/2010          8.874139           9.770954        133,631.5662
01/01/2011 to 12/31/2011          9.770954           9.388157        134,479.7137
01/01/2012 to 12/31/2012          9.388157          10.461928        134,985.4900
01/01/2013 to 12/31/2013         10.461928          12.173490         88,809.2911
01/01/2014 to 12/31/2014         12.173490          12.673243         99,854.3867
01/01/2015 to 12/31/2015         12.673243          12.353151         92,952.5564
01/01/2016 to 12/31/2016         12.353151          13.073805         99,591.5010
01/01/2017 to 12/31/2017         13.073805          14.998382        103,167.3703
01/01/2018 to 12/31/2018         14.998382          14.087170        110,817.6898
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.340094           8.342480        608,303.0600
01/01/2010 to 12/31/2010          8.342480           9.293873        664,310.4180
01/01/2011 to 12/31/2011          9.293873           8.692032        722,457.7533
01/01/2012 to 12/31/2012          8.692032           9.910548        631,771.0530
01/01/2013 to 12/31/2013          9.910548          12.171696        577,285.4182
01/01/2014 to 12/31/2014         12.171696          12.711828        577,327.8098
01/01/2015 to 12/31/2015         12.711828          12.384491        557,694.6037
01/01/2016 to 12/31/2016         12.384491          13.246649        521,532.8020
01/01/2017 to 12/31/2017         13.246649          15.780524        454,752.5624
01/01/2018 to 12/31/2018         15.780524          14.596011        440,487.7413
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.741807           7.828570         13,921.9000
01/01/2010 to 12/31/2010          7.828570           9.093560         12,038.4791
01/01/2011 to 12/31/2011          9.093560           8.516420         12,903.3181
01/01/2012 to 12/31/2012          8.516420           9.815118         13,690.2662
01/01/2013 to 12/31/2013          9.815118          12.505165         17,793.8452
01/01/2014 to 12/31/2014         12.505165          13.280559         16,725.1807
01/01/2015 to 12/31/2015         13.280559          13.883413         15,826.1738
01/01/2016 to 12/31/2016         13.883413          14.869085         14,196.7443
01/01/2017 to 12/31/2017         14.869085          18.670234         13,267.2135
01/01/2018 to 12/31/2018         18.670234          18.234639         12,824.6915
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.661591           9.280852        187,563.8400
01/01/2010 to 12/31/2010          9.280852          10.013393        189,268.3833
01/01/2011 to 12/31/2011         10.013393           9.849039        142,622.0380
01/01/2012 to 12/31/2012          9.849039          10.715470        122,067.2484
01/01/2013 to 12/31/2013         10.715470          11.941314         97,539.3119
01/01/2014 to 12/31/2014         11.941314          12.436859         96,629.0171
01/01/2015 to 12/31/2015         12.436859          12.120242         93,662.8421
01/01/2016 to 12/31/2016         12.120242          12.732512         82,005.0224
01/01/2017 to 12/31/2017         12.732512          14.120348         54,920.5023
01/01/2018 to 12/31/2018         14.120348          13.386754         51,964.3433
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.101593          11.472543              0.0000
01/01/2013 to 12/31/2013         11.472543          10.880300              0.0000
01/01/2014 to 12/31/2014         10.880300          11.107839              0.0000
01/01/2015 to 12/31/2015         11.107839           9.860295              0.0000
01/01/2016 to 12/31/2016          9.860295          10.546963              0.0000
01/01/2017 to 12/31/2017         10.546963          11.369123              0.0000
01/01/2018 to 12/31/2018         11.369123          10.451084              0.0000
--------------------------       ---------          ---------              ------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.929073          10.219693              0.0000
01/01/2013 to 12/31/2013         10.219693          11.066570          9,558.0829
01/01/2014 to 12/31/2014         11.066570          11.506402            606.7801
01/01/2015 to 12/31/2015         11.506402          11.283193          1,646.9896
01/01/2016 to 12/31/2016         11.283193          11.567222          1,638.6595
01/01/2017 to 12/31/2017         11.567222          12.867054          1,632.7937
01/01/2018 to 12/31/2018         12.867054          11.722540          1,616.1931
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.897978          17.128578          1,212.3500
01/01/2010 to 12/31/2010         17.128578          19.466818            886.9092
01/01/2011 to 12/31/2011         19.466818          19.558805          1,314.1493
01/01/2012 to 12/31/2012         19.558805          22.374561          1,981.4421
01/01/2013 to 12/31/2013         22.374561          24.014481          3,918.0196
01/01/2014 to 12/31/2014         24.014481          24.351133          6,317.6750
01/01/2015 to 12/31/2015         24.351133          22.937275          5,119.4470
01/01/2016 to 12/31/2016         22.937275          25.664326          3,879.4732
01/01/2017 to 12/31/2017         25.664326          27.150222          3,902.5543
01/01/2018 to 12/31/2018         27.150222          25.884071          3,743.2140
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.578746           9.868646        102,447.8800
01/01/2010 to 12/31/2010          9.868646          11.286480        100,493.2394
01/01/2011 to 12/31/2011         11.286480          10.440030         69,623.0610
01/01/2012 to 12/31/2012         10.440030          11.963387         64,461.0130
01/01/2013 to 12/31/2013         11.963387          15.209528         62,967.6428
01/01/2014 to 12/31/2014         15.209528          15.690490         41,284.7382
01/01/2015 to 12/31/2015         15.690490          15.093531         40,380.3137
01/01/2016 to 12/31/2016         15.093531          16.147177         39,386.1914
01/01/2017 to 12/31/2017         16.147177          19.487650         38,157.1556
01/01/2018 to 12/31/2018         19.487650          17.203094         37,332.1575
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.955906          10.386393         17,436.3029
01/01/2013 to 12/31/2013         10.386393          11.660351         17,294.1435
01/01/2014 to 12/31/2014         11.660351          12.551026         17,339.4079
01/01/2015 to 12/31/2015         12.551026          11.817320         16,657.3480
01/01/2016 to 12/31/2016         11.817320          12.571123         15,861.5395
01/01/2017 to 12/31/2017         12.571123          14.603857         15,715.1413
01/01/2018 to 12/31/2018         14.603857          13.279294         15,350.1859
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.683140          14.502604         52,185.4100
01/01/2010 to 12/31/2010         14.502604          17.069739         46,703.7957
01/01/2011 to 12/31/2011         17.069739          15.251803         40,765.9425
01/01/2012 to 12/31/2012         15.251803          17.663668         32,686.6518
01/01/2013 to 12/31/2013         17.663668          22.966386         31,198.1972
01/01/2014 to 12/31/2014         22.966386          22.932126         27,247.5284
01/01/2015 to 12/31/2015         22.932126          21.294178         25,650.5826
01/01/2016 to 12/31/2016         21.294178          27.437578         20,234.8425
01/01/2017 to 12/31/2017         27.437578          30.087375         18,808.6988
01/01/2018 to 12/31/2018         30.087375          25.033751         17,587.7531
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.115232          10.142178         16,679.1100
01/01/2010 to 12/31/2010         10.142178          12.311772         13,735.0711
01/01/2011 to 12/31/2011         12.311772           9.825787         16,590.6244
01/01/2012 to 12/31/2012          9.825787          11.467276         12,375.3903
01/01/2013 to 12/31/2013         11.467276          10.696331         10,728.4729
01/01/2014 to 12/31/2014         10.696331           9.815497         11,067.4376
01/01/2015 to 12/31/2015          9.815497           8.304547         13,613.6217
01/01/2016 to 12/31/2016          8.304547           9.090023         12,842.0102
01/01/2017 to 12/31/2017          9.090023          11.451886          9,611.9944
01/01/2018 to 12/31/2018         11.451886           9.646634          9,508.0395
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997466          10.191636              0.0000
01/01/2011 to 12/31/2011         10.191636          10.206128          1,618.0723
01/01/2012 to 12/31/2012         10.206128          10.752489          3,113.5619
01/01/2013 to 12/31/2013         10.752489          10.960322          8,841.6223
01/01/2014 to 12/31/2014         10.960322          10.838614          1,386.9230
01/01/2015 to 12/31/2015         10.838614          10.551088          1,330.6492
01/01/2016 to 12/31/2016         10.551088          11.317732          1,275.3265
01/01/2017 to 12/31/2017         11.317732          11.519422          1,222.7067
01/01/2018 to 12/31/2018         11.519422          11.342233          1,170.4938
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987467           9.737301          1,670.6736
01/01/2012 to 12/31/2012          9.737301           9.978243          3,867.9243
01/01/2013 to 12/31/2013          9.978243           9.909038         12,109.8373
01/01/2014 to 12/31/2014          9.909038           9.830297          4,499.9217
01/01/2015 to 12/31/2015          9.830297           9.590033          4,340.8133
01/01/2016 to 12/31/2016          9.590033           9.709237          4,349.1966
01/01/2017 to 12/31/2017          9.709237           9.658676          4,600.5804
01/01/2018 to 12/31/2018          9.658676           9.522057          4,332.0209
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997973          10.864315              0.0000
01/01/2010 to 12/31/2010         10.864315          12.109598              0.0000
01/01/2011 to 12/31/2011         12.109598          11.848773              0.0000
01/01/2012 to 12/31/2012         11.848773          13.292212              0.0000
01/01/2013 to 12/31/2013         13.292212          13.183930              0.0000
01/01/2014 to 12/31/2014         13.183930          13.089869              0.0000
01/01/2015 to 12/31/2015         13.089869          12.315359              0.0000
01/01/2016 to 12/31/2016         12.315359          12.195355              0.0000
01/01/2017 to 12/31/2017         12.195355          11.989160              0.0000
01/01/2018 to 12/31/2018         11.989160          11.886266              0.0000
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.180346          12.142370        15,117.9600
01/01/2010 to 12/31/2010          12.142370          13.839867        12,287.8948
01/01/2011 to 12/31/2011          13.839867          12.827651        11,715.3881
01/01/2012 to 12/31/2012          12.827651          15.863844         9,592.8271
01/01/2013 to 12/31/2013          15.863844          16.125203         7,239.4454
01/01/2014 to 12/31/2014          16.125203          17.929838         6,666.5191
01/01/2015 to 12/31/2015          17.929838          17.354469         6,364.4469
01/01/2016 to 12/31/2016          17.354469          17.185300         5,654.2499
01/01/2017 to 12/31/2017          17.185300          18.684026         5,778.0786
01/01/2018 to 12/31/2018          18.684026          16.753995         4,743.4321
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.560348           5.952366        84,370.0900
01/01/2010 to 12/31/2010           5.952366           7.233279        79,807.5241
01/01/2011 to 12/31/2011           7.233279           7.331562        65,703.6642
01/01/2012 to 12/31/2012           7.331562           8.528399        60,276.0679
01/01/2013 to 12/31/2013           8.528399          12.189990        62,585.1087
01/01/2014 to 12/31/2014          12.189990          14.227397        54,427.9123
01/01/2015 to 12/31/2015          14.227397          13.402810        51,168.5358
01/01/2016 to 12/31/2016          13.402810          13.509808        46,702.7612
01/01/2017 to 12/31/2017          13.509808          15.704357        43,872.7591
01/01/2018 to 12/31/2018          15.704357          14.326837        39,094.7222
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         133.216266         136.590360             0.0000
01/01/2011 to 12/31/2011         136.590360         123.974133             0.0000
01/01/2012 to 12/31/2012         123.974133         149.089951            36.8854
01/01/2013 to 12/31/2013         149.089951         188.487955            87.4251
01/01/2014 to 04/25/2014         188.487955         195.995813             0.0000
--------------------------       ----------         ----------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.571011           6.191014           409.9800
01/01/2010 to 12/31/2010           6.191014           6.523369         1,814.1656
01/01/2011 to 04/29/2011           6.523369           6.926195             0.0000
--------------------------       ----------         ----------        -----------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.723820          10.856793             0.0000
01/01/2013 to 12/31/2013          10.856793          10.176098             0.0000
01/01/2014 to 12/31/2014          10.176098          10.744452           186.4098
01/01/2015 to 12/31/2015          10.744452          10.592865           181.2941
01/01/2016 to 12/31/2016          10.592865          10.535681           197.3056
01/01/2017 to 12/31/2017          10.535681          10.611992           224.5174
01/01/2018 to 12/31/2018          10.611992          10.409652           206.9836
--------------------------       ----------         ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.001265          16.746123        66,622.4900
01/01/2010 to 12/31/2010          16.746123          19.138699        60,606.8081
01/01/2011 to 12/31/2011          19.138699          16.110007        56,537.4803
01/01/2012 to 12/31/2012          16.110007          20.439093        49,185.7091
01/01/2013 to 12/31/2013          20.439093          26.182208        43,720.4203
01/01/2014 to 12/31/2014          26.182208          24.214073        44,655.8718
01/01/2015 to 12/31/2015          24.214073          22.695265        41,801.0034
01/01/2016 to 12/31/2016          22.695265          24.101193        37,368.6889
01/01/2017 to 12/31/2017          24.101193          30.860299        33,637.3314
01/01/2018 to 12/31/2018          30.860299          23.029586        34,465.1079
--------------------------       ----------         ----------        -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.044753         56,139.3888
01/01/2013 to 12/31/2013          1.044753           1.044689        149,823.9471
01/01/2014 to 12/31/2014          1.044689           1.082773         59,499.4658
01/01/2015 to 12/31/2015          1.082773           1.018227         49,788.6772
01/01/2016 to 12/31/2016          1.018227           1.116680         46,880.4480
01/01/2017 to 12/31/2017          1.116680           1.205899         44,327.9400
01/01/2018 to 12/31/2018          1.205899           1.107503         41,692.9648
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.164665           8.902221         23,838.0300
01/01/2010 to 12/31/2010          8.902221          10.037209         21,919.6346
01/01/2011 to 12/31/2011         10.037209           9.707455         21,779.8544
01/01/2012 to 12/31/2012          9.707455          11.285093         21,495.0248
01/01/2013 to 12/31/2013         11.285093          14.998753         28,211.0498
01/01/2014 to 12/31/2014         14.998753          16.094940         23,170.4807
01/01/2015 to 12/31/2015         16.094940          14.856471         22,747.6781
01/01/2016 to 12/31/2016         14.856471          17.106924         19,110.3742
01/01/2017 to 12/31/2017         17.106924          19.820694         16,636.0583
01/01/2018 to 12/31/2018         19.820694          17.090500         16,502.3213
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.375599          12.316433         45,843.5700
01/01/2010 to 12/31/2010         12.316433          15.256580         42,271.6280
01/01/2011 to 12/31/2011         15.256580          14.815549         37,329.1778
01/01/2012 to 12/31/2012         14.815549          17.193866         34,300.0190
01/01/2013 to 12/31/2013         17.193866          23.660099         31,013.4841
01/01/2014 to 12/31/2014         23.660099          25.063801         27,615.8109
01/01/2015 to 12/31/2015         25.063801          24.183668         26,814.6890
01/01/2016 to 12/31/2016         24.183668          26.455032         22,395.5582
01/01/2017 to 12/31/2017         26.455032          32.550694         20,158.9179
01/01/2018 to 12/31/2018         32.550694          29.059788         17,756.8885
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.982397          10.415288          3,775.8782
01/01/2014 to 12/31/2014         10.415288          10.745007          7,338.3176
01/01/2015 to 12/31/2015         10.745007          10.598990          7,199.9144
01/01/2016 to 12/31/2016         10.598990          10.636730         11,375.7372
01/01/2017 to 12/31/2017         10.636730          10.788096         12,077.0459
01/01/2018 to 12/31/2018         10.788096          10.591556         11,889.7804
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.924700           9.823148          6,424.6600
01/01/2010 to 12/31/2010          9.823148          10.231419          5,955.5805
01/01/2011 to 12/31/2011         10.231419          10.625827          6,863.2939
01/01/2012 to 12/31/2012         10.625827          10.942791         36,511.7444
01/01/2013 to 04/26/2013         10.942791          10.914101              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012693           1.046793              0.0000
01/01/2013 to 12/31/2013          1.046793           1.140507         27,637.6018
01/01/2014 to 12/31/2014          1.140507           1.197703          5,856.8602
01/01/2015 to 12/31/2015          1.197703           1.186262          5,771.8094
01/01/2016 to 12/31/2016          1.186262           1.198324          5,840.8248
01/01/2017 to 12/31/2017          1.198324           1.372380          5,733.7707
01/01/2018 to 12/31/2018          1.372380           1.250258         10,783.4487
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996789           1.037181              0.0000
01/01/2015 to 12/31/2015          1.037181           1.008153              0.0000
01/01/2016 to 12/31/2016          1.008153           1.009417              0.0000
01/01/2017 to 12/31/2017          1.009417           1.144449              0.0000
01/01/2018 to 04/30/2018          1.144449           1.114436              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.713291          10.662621          2,284.9900
01/01/2010 to 12/31/2010         10.662621          12.771469          2,775.8390
01/01/2011 to 12/31/2011         12.771469          12.351922          2,687.8389
01/01/2012 to 12/31/2012         12.351922          14.177242          2,547.3428
01/01/2013 to 12/31/2013         14.177242          16.301216            806.1797
01/01/2014 to 12/31/2014         16.301216          16.557238          1,234.6566
01/01/2015 to 12/31/2015         16.557238          16.453276          1,197.6440
01/01/2016 to 12/31/2016         16.453276          16.923287          1,214.3290
01/01/2017 to 12/31/2017         16.923287          20.430078          1,180.1618
01/01/2018 to 12/31/2018         20.430078          18.973041          1,153.3092
--------------------------       ---------          ---------          ----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077368           1.123121          3,956.1767
01/01/2014 to 12/31/2014          1.123121           1.204640          3,905.7841
01/01/2015 to 12/31/2015          1.204640           1.168227          3,877.3805
01/01/2016 to 12/31/2016          1.168227           1.196832          3,901.6978
01/01/2017 to 12/31/2017          1.196832           1.357585          8,979.8243
01/01/2018 to 12/31/2018          1.357585           1.236814          8,873.3887
--------------------------       ---------          ---------          ----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.832803          12.699490         69,430.7700
01/01/2010 to 12/31/2010         12.699490          13.888670         67,141.5844
01/01/2011 to 12/31/2011         13.888670          12.173685         60,980.1296
01/01/2012 to 12/31/2012         12.173685          13.945926         56,152.9910
01/01/2013 to 12/31/2013         13.945926          16.326750         53,400.8850
01/01/2014 to 12/31/2014         16.326750          14.913597         50,716.9298
01/01/2015 to 12/31/2015         14.913597          14.380504         45,947.9517
01/01/2016 to 12/31/2016         14.380504          13.993329         44,488.0064
01/01/2017 to 12/31/2017         13.993329          17.605395         39,361.7689
01/01/2018 to 12/31/2018         17.605395          14.862170         34,365.7381
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999747           1.032376              0.0000
01/01/2015 to 12/31/2015          1.032376           0.957942              0.0000
01/01/2016 to 12/31/2016          0.957942           1.044987              0.0000
01/01/2017 to 12/31/2017          1.044987           1.155124              0.0000
01/01/2018 to 12/31/2018          1.155124           1.047753              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.856050          12.580586         66,167.4900
01/01/2010 to 12/31/2010         12.580586          13.308523         59,031.8835
01/01/2011 to 12/31/2011         13.308523          14.520839         58,227.1988
01/01/2012 to 12/31/2012         14.520839          15.554886         55,618.5455
01/01/2013 to 12/31/2013         15.554886          13.853433         51,263.9245
01/01/2014 to 12/31/2014         13.853433          13.992948         42,461.0147
01/01/2015 to 12/31/2015         13.992948          13.309223         38,646.1811
01/01/2016 to 12/31/2016         13.309223          13.716432         39,037.0791
01/01/2017 to 12/31/2017         13.716432          13.932643         41,841.5620
01/01/2018 to 12/31/2018         13.932643          13.346394         36,165.7189
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.746166          14.768453        239,314.8100
01/01/2010 to 12/31/2010         14.768453          15.682349        245,756.3698
01/01/2011 to 12/31/2011         15.682349          15.883636        237,990.5006
01/01/2012 to 12/31/2012         15.883636          17.036445        240,479.7670
01/01/2013 to 12/31/2013         17.036445          16.403823        222,564.1117
01/01/2014 to 12/31/2014         16.403823          16.778165        207,945.0639
01/01/2015 to 12/31/2015         16.778165          16.471443        141,422.9493
01/01/2016 to 12/31/2016         16.471443          16.591508        135,769.1960
01/01/2017 to 12/31/2017         16.591508          17.021286        130,307.0894
01/01/2018 to 12/31/2018         17.021286          16.669187        126,253.6141
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214840          10.719329            416.4134
01/01/2014 to 12/31/2014         10.719329          11.432127            412.0749
01/01/2015 to 12/31/2015         11.432127          11.082129            410.9799
01/01/2016 to 12/31/2016         11.082129          11.375720            410.4613
01/01/2017 to 12/31/2017         11.375720          13.007310            936.8958
01/01/2018 to 04/30/2018         13.007310          12.422165              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010671           1.064850              0.0000
01/01/2013 to 12/31/2013          1.064850           1.151025         70,021.9924
01/01/2014 to 12/31/2014          1.151025           1.217374          5,781.4326
01/01/2015 to 12/31/2015          1.217374           1.184553          5,716.8759
01/01/2016 to 12/31/2016          1.184553           1.228578          5,723.5951
01/01/2017 to 12/31/2017          1.228578           1.378547         10,782.6899
01/01/2018 to 12/31/2018          1.378547           1.225619          9,681.6045
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.446522          10.355272             66.5500
01/01/2010 to 12/31/2010         10.355272          11.409705          1,870.7870
01/01/2011 to 12/31/2011         11.409705          11.319849         15,298.9054
01/01/2012 to 12/31/2012         11.319849          12.538608         14,746.7032
01/01/2013 to 12/31/2013         12.538608          13.900502         12,876.8418
01/01/2014 to 12/31/2014         13.900502          14.438774         12,722.2562
01/01/2015 to 12/31/2015         14.438774          13.895827          8,134.4410
01/01/2016 to 12/31/2016         13.895827          14.430145          7,994.7332
01/01/2017 to 12/31/2017         14.430145          16.413141          7,853.6278
01/01/2018 to 12/31/2018         16.413141          15.060229          7,706.9449
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.743759           9.813878          3,172.2900
01/01/2010 to 12/31/2010          9.813878          10.997693          3,145.5779
01/01/2011 to 12/31/2011         10.997693          10.566641          2,319.0931
01/01/2012 to 12/31/2012         10.566641          11.931151          2,241.6971
01/01/2013 to 12/31/2013         11.931151          13.829212          2,173.7314
01/01/2014 to 12/31/2014         13.829212          14.305952          2,104.4003
01/01/2015 to 12/31/2015         14.305952          13.719145          2,032.6862
01/01/2016 to 12/31/2016         13.719145          14.394199          1,960.8529
01/01/2017 to 12/31/2017         14.394199          16.905948          1,886.7789
01/01/2018 to 12/31/2018         16.905948          15.142799          1,830.1010
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         35.152266          40.854887         41,563.7700
01/01/2010 to 12/31/2010         40.854887          46.932127         39,758.8033
01/01/2011 to 12/31/2011         46.932127          44.225853         36,988.1031
01/01/2012 to 12/31/2012         44.225853          51.215775         34,832.7959
01/01/2013 to 12/31/2013         51.215775          67.258778         29,935.5620
01/01/2014 to 12/31/2014         67.258778          74.794570         25,640.0241
01/01/2015 to 12/31/2015         74.794570          70.790557         22,759.7149
01/01/2016 to 12/31/2016         70.790557          80.572923         20,671.7142
01/01/2017 to 12/31/2017         80.572923          92.506519         19,695.3199
01/01/2018 to 12/31/2018         92.506519          82.485119         16,783.8539
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.605335           8.004745         75,446.0500
01/01/2010 to 12/31/2010          8.004745          10.033512         63,850.2223
01/01/2011 to 12/31/2011         10.033512           9.687665         57,984.5631
01/01/2012 to 12/31/2012          9.687665          10.810320         58,251.1471
01/01/2013 to 12/31/2013         10.810320          14.494085         50,993.3499
01/01/2014 to 12/31/2014         14.494085          16.046040         42,792.7638
01/01/2015 to 12/31/2015         16.046040          16.803125         38,685.2449
01/01/2016 to 12/31/2016         16.803125          17.520416         28,961.6320
01/01/2017 to 12/31/2017         17.520416          21.456134         26,197.1577
01/01/2018 to 12/31/2018         21.456134          20.599114         24,028.3427
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.765375          19.582945          2,133.2300
01/01/2010 to 12/31/2010         19.582945          24.131767          2,304.8528
01/01/2011 to 12/31/2011         24.131767          22.814175          2,643.2608
01/01/2012 to 12/31/2012         22.814175          25.685170          2,078.6600
01/01/2013 to 12/31/2013         25.685170          32.855796          2,638.1535
01/01/2014 to 12/31/2014         32.855796          35.363840          2,053.0694
01/01/2015 to 12/31/2015         35.363840          31.597589          1,399.7706
01/01/2016 to 12/31/2016         31.597589          35.827558          2,010.9339
01/01/2017 to 12/31/2017         35.827558          38.505284          2,079.9874
01/01/2018 to 12/31/2018         38.505284          33.960319          1,879.4650
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.510171          12.351588         16,990.4700
01/01/2010 to 12/31/2010         12.351588          15.063597         16,986.3611
01/01/2011 to 12/31/2011         15.063597          13.857334         16,522.1875
01/01/2012 to 12/31/2012         13.857334          16.066470          5,556.7864
01/01/2013 to 12/31/2013         16.066470          20.921723          9,198.4829
01/01/2014 to 12/31/2014         20.921723          23.255219          8,982.5562
01/01/2015 to 12/31/2015         23.255219          20.747163          8,054.0492
01/01/2016 to 12/31/2016         20.747163          23.051915          7,332.3485
01/01/2017 to 12/31/2017         23.051915          25.072407          3,260.0712
01/01/2018 to 12/31/2018         25.072407          21.339236          2,739.2711
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.951477           9.793596         18,778.9301
01/01/2014 to 12/31/2014          9.793596           9.292629         17,616.3627
01/01/2015 to 12/31/2015          9.292629           8.924312         11,249.7011
01/01/2016 to 12/31/2016          8.924312           9.203219          9,984.8608
01/01/2017 to 12/31/2017          9.203219          12.187349          9,037.4718
01/01/2018 to 12/31/2018         12.187349           9.906067          7,471.7171
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.036171           8.447296         23,736.9800
01/01/2010 to 12/31/2010          8.447296           8.864145         18,084.1313
01/01/2011 to 12/31/2011          8.864145           7.458837         21,222.7333
01/01/2012 to 12/31/2012          7.458837           8.598458         23,813.6485
01/01/2013 to 04/26/2013          8.598458           8.905057              0.0000
--------------------------        --------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.483469          10.317359         74,026.6000
01/01/2010 to 12/31/2010         10.317359          10.128233         68,948.2130
01/01/2011 to 12/31/2011         10.128233           9.943078         94,639.3738
01/01/2012 to 12/31/2012          9.943078           9.759823         91,103.1585
01/01/2013 to 12/31/2013          9.759823           9.580917         99,608.6032
01/01/2014 to 12/31/2014          9.580917           9.405291         93,945.7810
01/01/2015 to 12/31/2015          9.405291           9.232884         86,262.1969
01/01/2016 to 12/31/2016          9.232884           9.073801         81,905.9781
01/01/2017 to 12/31/2017          9.073801           8.964457        123,436.2583
01/01/2018 to 12/31/2018          8.964457           8.935536        115,422.4633
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.392467          13.616251              0.0000
01/01/2015 to 12/31/2015         13.616251          13.288384              0.0000
01/01/2016 to 12/31/2016         13.288384          13.635755              0.0000
01/01/2017 to 12/31/2017         13.635755          14.314495              0.0000
01/01/2018 to 12/31/2018         14.314495          13.683796              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.950055          10.798717        147,812.2000
01/01/2010 to 12/31/2010         10.798717          11.756596        167,945.3825
01/01/2011 to 12/31/2011         11.756596          11.746461        118,704.7816
01/01/2012 to 12/31/2012         11.746461          12.788163        147,726.1730
01/01/2013 to 12/31/2013         12.788163          13.693588        187,199.1765
01/01/2014 to 04/25/2014         13.693588          13.786685              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.654300          10.711902        508,594.3400
01/01/2010 to 12/31/2010         10.711902          11.819527        462,327.0831
01/01/2011 to 12/31/2011         11.819527          11.589772        450,481.3934
01/01/2012 to 12/31/2012         11.589772          12.786266        416,097.3608
01/01/2013 to 12/31/2013         12.786266          14.337516        287,331.3144
01/01/2014 to 04/25/2014         14.337516          14.380594              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.973059          14.320385        463,744.0272
01/01/2015 to 12/31/2015         14.320385          13.906986        419,421.4626
01/01/2016 to 12/31/2016         13.906986          14.483189        407,337.1130
01/01/2017 to 12/31/2017         14.483189          15.731619        388,626.8457
01/01/2018 to 12/31/2018         15.731619          14.762071        363,069.2669
--------------------------       ---------          ---------        ------------


                       1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.260324          10.406662          989,443.5200
01/01/2010 to 12/31/2010         10.406662          11.603890          885,725.9185
01/01/2011 to 12/31/2011         11.603890          11.197649          792,962.3527
01/01/2012 to 12/31/2012         11.197649          12.522590          801,451.4400
01/01/2013 to 12/31/2013         12.522590          14.680262          815,671.8153
01/01/2014 to 04/25/2014         14.680262          14.680058                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.369533          14.838306          807,539.1891
01/01/2015 to 12/31/2015         14.838306          14.381624          789,113.1492
01/01/2016 to 12/31/2016         14.381624          15.121141          794,880.3926
01/01/2017 to 12/31/2017         15.121141          17.031597          516,858.6998
01/01/2018 to 12/31/2018         17.031597          15.693758          487,222.7042
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.936885          10.136478        1,027,215.3400
01/01/2010 to 12/31/2010         10.136478          11.492124          973,001.0323
01/01/2011 to 12/31/2011         11.492124          10.844888          910,071.4310
01/01/2012 to 12/31/2012         10.844888          12.318535          738,896.6973
01/01/2013 to 12/31/2013         12.318535          15.226579          734,830.4709
01/01/2014 to 04/25/2014         15.226579          15.143557                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.011851           8.848627           38,500.7800
01/01/2010 to 12/31/2010          8.848627           9.559131           37,026.5989
01/01/2011 to 12/31/2011          9.559131           9.219053           35,261.9511
01/01/2012 to 12/31/2012          9.219053          10.508312           23,030.3125
01/01/2013 to 04/26/2013         10.508312          11.296594                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.343608          14.896993          680,144.3221
01/01/2015 to 12/31/2015         14.896993          14.375859          652,071.2614
01/01/2016 to 12/31/2016         14.375859          15.261210          601,242.9103
01/01/2017 to 12/31/2017         15.261210          17.853113          545,035.0972
01/01/2018 to 12/31/2018         17.853113          16.102433          486,418.1023
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.504402          11.787932           72,085.5700
01/01/2010 to 12/31/2010         11.787932          13.280010           65,377.1216
01/01/2011 to 12/31/2011         13.280010          13.883244           55,512.1665
01/01/2012 to 12/31/2012         13.883244          15.205726           49,926.9045
01/01/2013 to 12/31/2013         15.205726          20.376869           47,003.7864
01/01/2014 to 12/31/2014         20.376869          20.338167           41,050.8053
01/01/2015 to 12/31/2015         20.338167          18.035670           40,106.9192
01/01/2016 to 12/31/2016         18.035670          21.715679           32,557.9904
01/01/2017 to 12/31/2017         21.715679          23.992005           30,222.3730
01/01/2018 to 12/31/2018         23.992005          20.389893           29,696.4844
--------------------------       ---------          ---------        --------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.128163       14.189621                 0.0000
01/01/2010 to 12/31/2010         14.189621       17.076373                 0.0000
01/01/2011 to 12/31/2011         17.076373       14.039305                 0.0000
01/01/2012 to 12/31/2012         14.039305       16.248019                 0.0000
01/01/2013 to 12/31/2013         16.248019       20.352900             1,379.7235
01/01/2014 to 12/31/2014         20.352900       18.642214             1,197.3261
01/01/2015 to 12/31/2015         18.642214       19.353701             1,252.7210
01/01/2016 to 12/31/2016         19.353701       20.105920                 0.0000
01/01/2017 to 12/31/2017         20.105920       25.748262                 0.0000
01/01/2018 to 12/31/2018         25.748262       20.076639               264.0745
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.601765       21.921747             1,283.3211
01/01/2017 to 12/31/2017         21.921747       25.569066             1,283.3211
01/01/2018 to 12/31/2018         25.569066       25.009170             2,981.9235
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.508920       15.290033                 0.0000
01/01/2010 to 12/31/2010         15.290033       17.401179                 0.0000
01/01/2011 to 12/31/2011         17.401179       16.250555                 0.0000
01/01/2012 to 12/31/2012         16.250555       17.606464                 0.0000
01/01/2013 to 12/31/2013         17.606464       22.937983             1,639.1558
01/01/2014 to 12/31/2014         22.937983       24.979056             1,484.6639
01/01/2015 to 12/31/2015         24.979056       24.459713             1,380.1015
01/01/2016 to 04/29/2016         24.459713       24.576063                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.669209       11.218935           160,101.0100
01/01/2010 to 12/31/2010         11.218935       12.314837           146,946.1678
01/01/2011 to 12/31/2011         12.314837       11.584307           137,154.2561
01/01/2012 to 12/31/2012         11.584307       12.815171           124,413.2669
01/01/2013 to 12/31/2013         12.815171       16.798343           115,108.3485
01/01/2014 to 12/31/2014         16.798343       18.213110            98,189.8243
01/01/2015 to 12/31/2015         18.213110       18.284506            91,231.7856
01/01/2016 to 12/31/2016         18.284506       19.233148            78,394.9187
01/01/2017 to 12/31/2017         19.233148       22.454000            73,584.0512
01/01/2018 to 12/31/2018         22.454000       21.985185            65,445.5044
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.424852       17.143839             6,644.9966
01/01/2014 to 12/31/2014         17.143839       18.659961             6,339.9297
01/01/2015 to 12/31/2015         18.659961       18.794945             5,342.9709
01/01/2016 to 12/31/2016         18.794945       19.402048             4,532.6528
01/01/2017 to 12/31/2017         19.402048       23.796996             4,313.6278
01/01/2018 to 12/31/2018         23.796996       21.979897             3,987.7341
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.801833       11.271134            11,468.1300
01/01/2010 to 12/31/2010         11.271134       14.070208            10,394.2828
01/01/2011 to 12/31/2011         14.070208       12.781608             7,634.2567
01/01/2012 to 12/31/2012         12.781608       13.301322             7,957.6116
01/01/2013 to 04/26/2013         13.301322       14.332215                 0.0000
--------------------------       ---------       ---------           ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.910484          10.837784         70,914.2000
01/01/2010 to 12/31/2010         10.837784          11.842929         64,472.5268
01/01/2011 to 12/31/2011         11.842929          11.652065         52,678.0802
01/01/2012 to 12/31/2012         11.652065          13.216751        117,271.6891
01/01/2013 to 12/31/2013         13.216751          17.740395        107,712.3843
01/01/2014 to 12/31/2014         17.740395          18.937882         91,022.8379
01/01/2015 to 12/31/2015         18.937882          20.550137         75,126.8428
01/01/2016 to 12/31/2016         20.550137          20.147267         66,518.6080
01/01/2017 to 12/31/2017         20.147267          27.095158         59,346.6904
01/01/2018 to 12/31/2018         27.095158          26.625979         50,786.8786
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.698814           6.895099          3,957.0800
01/01/2010 to 12/31/2010          6.895099           7.810117          1,753.3524
01/01/2011 to 12/31/2011          7.810117           7.372835          3,557.7005
01/01/2012 to 12/31/2012          7.372835           8.154149          2,963.4250
01/01/2013 to 04/26/2013          8.154149           8.750456              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.313801           7.496112        145,351.3500
01/01/2010 to 12/31/2010          7.496112           8.050256        131,751.7732
01/01/2011 to 12/31/2011          8.050256           7.793885        115,975.2707
01/01/2012 to 04/27/2012          7.793885           8.755258              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.741020          14.192683              0.0000
01/01/2010 to 12/31/2010         14.192683          14.719838              0.0000
01/01/2011 to 12/31/2011         14.719838          15.484013              0.0000
01/01/2012 to 12/31/2012         15.484013          15.743288              0.0000
01/01/2013 to 12/31/2013         15.743288          15.057455              0.0000
01/01/2014 to 12/31/2014         15.057455          15.588494              0.0000
01/01/2015 to 12/31/2015         15.588494          15.294126              0.0000
01/01/2016 to 12/31/2016         15.294126          15.327044          3,597.5435
01/01/2017 to 12/31/2017         15.327044          15.488872          3,574.8330
01/01/2018 to 12/31/2018         15.488872          15.128748          3,327.6806
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.648605          13.233978              0.0000
01/01/2010 to 12/31/2010         13.233978          16.358764              0.0000
01/01/2011 to 12/31/2011         16.358764          15.699841              0.0000
01/01/2012 to 12/31/2012         15.699841          18.071495              0.0000
01/01/2013 to 12/31/2013         18.071495          23.550851            303.6288
01/01/2014 to 12/31/2014         23.550851          25.248964            296.9289
01/01/2015 to 12/31/2015         25.248964          24.122479            301.0035
01/01/2016 to 12/31/2016         24.122479          28.436031            278.3817
01/01/2017 to 12/31/2017         28.436031          32.272065          2,427.5307
01/01/2018 to 12/31/2018         32.272065          28.013764              0.0000
--------------------------       ---------          ---------        ------------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.802565          11.309787              0.0000
01/01/2010 to 12/31/2010         11.309787          11.964646            857.5895
01/01/2011 to 12/31/2011         11.964646          10.259521            857.5895
01/01/2012 to 12/31/2012         10.259521          11.877164              0.0000
01/01/2013 to 12/31/2013         11.877164          14.158958            715.1798
01/01/2014 to 12/31/2014         14.158958          13.019476            754.8893
01/01/2015 to 12/31/2015         13.019476          12.613263            759.4879
01/01/2016 to 12/31/2016         12.613263          12.502000            795.4641
01/01/2017 to 12/31/2017         12.502000          15.285950            746.3737
01/01/2018 to 12/31/2018         15.285950          12.885054            797.3807
--------------------------       ---------          ---------            --------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.911678          13.390778              0.0000
01/01/2010 to 12/31/2010         13.390778          16.635105          1,991.2476
01/01/2011 to 12/31/2011         16.635105          15.623989          2,284.9703
01/01/2012 to 12/31/2012         15.623989          17.781579            774.1967
01/01/2013 to 12/31/2013         17.781579          24.110120         16,725.1947
01/01/2014 to 12/31/2014         24.110120          24.787674         13,997.7682
01/01/2015 to 12/31/2015         24.787674          23.229401         13,992.8624
01/01/2016 to 12/31/2016         23.229401          27.575434         13,948.7563
01/01/2017 to 12/31/2017         27.575434          30.942297          1,166.3070
01/01/2018 to 12/31/2018         30.942297          26.968326            933.6660
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.237445          10.182507         52,612.6300
01/01/2010 to 12/31/2010         10.182507          11.444426         49,563.4749
01/01/2011 to 12/31/2011         11.444426          11.418801         48,291.1268
01/01/2012 to 12/31/2012         11.418801          12.937763         44,487.4878
01/01/2013 to 12/31/2013         12.937763          16.726646         39,777.5522
01/01/2014 to 12/31/2014         16.726646          18.570883         37,597.3019
01/01/2015 to 12/31/2015         18.570883          18.396973         33,713.9677
01/01/2016 to 12/31/2016         18.396973          20.115452         25,431.8468
01/01/2017 to 12/31/2017         20.115452          23.940678         23,895.2059
01/01/2018 to 12/31/2018         23.940678          22.364086         24,060.7016
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.680742          20.596349          2,471.2453
01/01/2014 to 12/31/2014         20.596349          22.354329          6,437.0007
01/01/2015 to 12/31/2015         22.354329          21.864573          6,297.3488
01/01/2016 to 12/31/2016         21.864573          24.489259          5,946.9593
01/01/2017 to 12/31/2017         24.489259          28.268731          6,786.7030
01/01/2018 to 12/31/2018         28.268731          24.905858          7,366.8689
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.579680           8.066372          6,770.8900
01/01/2010 to 12/31/2010          8.066372           8.791473          6,721.2331
01/01/2011 to 12/31/2011          8.791473           8.583448          6,526.5112
01/01/2012 to 12/31/2012          8.583448           9.597810          6,136.1470
01/01/2013 to 04/26/2013          9.597810          10.498516              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.669209          19.508126         19,626.8668
01/01/2014 to 12/31/2014         19.508126          19.092967         17,511.3087
01/01/2015 to 12/31/2015         19.092967          18.814203         11,937.3066
01/01/2016 to 12/31/2016         18.814203          21.866683          9,612.0164
01/01/2017 to 12/31/2017         21.866683          24.791840          8,952.9667
01/01/2018 to 12/31/2018         24.791840          22.634857          6,779.3444
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.235812          12.399521         36,768.3600
01/01/2010 to 12/31/2010         12.399521          14.954891         31,882.1071
01/01/2011 to 12/31/2011         14.954891          13.906691         27,488.1786
01/01/2012 to 12/31/2012         13.906691          14.371972         23,947.9294
01/01/2013 to 04/26/2013         14.371972          15.560900              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.769833           8.522256         33,627.5484
01/01/2014 to 12/31/2014          8.522256           9.104423         34,264.0865
01/01/2015 to 12/31/2015          9.104423           9.877111         30,754.2142
01/01/2016 to 12/31/2016          9.877111           9.844586         22,762.2859
01/01/2017 to 12/31/2017          9.844586          12.900087         21,296.2233
01/01/2018 to 12/31/2018         12.900087          12.516155         18,929.9354
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.386970           5.285767         35,377.8300
01/01/2010 to 12/31/2010          5.285767           6.625790         32,714.3506
01/01/2011 to 12/31/2011          6.625790           5.860930         30,870.3967
01/01/2012 to 12/31/2012          5.860930           6.450107         30,927.1574
01/01/2013 to 04/26/2013          6.450107           6.735371              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.600846          14.709421             63.7400
01/01/2010 to 12/31/2010         14.709421          18.631121             60.7982
01/01/2011 to 12/31/2011         18.631121          15.240348             59.9462
01/01/2012 to 12/31/2012         15.240348          15.345209            538.3166
01/01/2013 to 12/31/2013         15.345209          16.684028            567.2623
01/01/2014 to 12/31/2014         16.684028          13.295055            644.5850
01/01/2015 to 12/31/2015         13.295055           8.775780            954.3766
01/01/2016 to 12/31/2016          8.775780          12.383154            809.3233
01/01/2017 to 12/31/2017         12.383154          12.066728          1,004.3376
01/01/2018 to 12/31/2018         12.066728           8.426792          1,084.5253
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.224047          28.153182         42,489.1941
01/01/2017 to 12/31/2017         28.153182          29.830992         40,142.5138
01/01/2018 to 12/31/2018         29.830992          28.102875         39,014.6639
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         15.072423          20.237261         69,123.3800
01/01/2010 to 12/31/2010         20.237261          22.442270         65,685.7976
01/01/2011 to 12/31/2011         22.442270          23.014253         61,178.1298
01/01/2012 to 12/31/2012         23.014253          25.515082         60,117.6603
01/01/2013 to 12/31/2013         25.515082          27.045951         56,695.9056
01/01/2014 to 12/31/2014         27.045951          27.832322         49,553.9064
01/01/2015 to 12/31/2015         27.832322          26.728019         45,310.6628
01/01/2016 to 04/29/2016         26.728019          27.499664              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.779927          28.753197          2,033.5858
01/01/2017 to 12/31/2017         28.753197          30.481672          2,125.4056
01/01/2018 to 12/31/2018         30.481672          28.748308          1,961.1660
--------------------------       ---------          ---------         -----------


                      1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.723348          12.277328                 0.0000
01/01/2011 to 12/31/2011      12.277328          12.469565             1,190.3185
01/01/2012 to 12/31/2012      12.469565          13.641918               391.8466
01/01/2013 to 12/31/2013      13.641918          13.580801             8,730.7537
01/01/2014 to 12/31/2014      13.580801          13.924157            13,219.0417
01/01/2015 to 12/31/2015      13.924157          13.469712            12,950.5195
01/01/2016 to 04/29/2016      13.469712          13.783320                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.270192          15.601953             2,943.7800
01/01/2010 to 12/31/2010      15.601953          16.157228             2,851.3381
01/01/2011 to 12/31/2011      16.157228          16.697088             3,089.1574
01/01/2012 to 12/31/2012      16.697088          16.888930             3,082.4803
01/01/2013 to 12/31/2013      16.888930          16.429258             1,009.2039
01/01/2014 to 12/31/2014      16.429258          16.539392             2,656.8574
01/01/2015 to 12/31/2015      16.539392          16.286067             5,039.9019
01/01/2016 to 12/31/2016      16.286067          16.150821             8,346.4517
01/01/2017 to 12/31/2017      16.150821          16.121309             4,845.7921
01/01/2018 to 12/31/2018      16.121309          15.934584            12,836.7038

CLASS L-4 YEAR




                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.162767          10.471040         17,116.5278
01/01/2013 to 12/31/2013         10.471040          11.413428         41,379.3664
01/01/2014 to 12/31/2014         11.413428          12.015513         49,028.6894
01/01/2015 to 12/31/2015         12.015513          11.851726         76,210.8972
01/01/2016 to 12/31/2016         11.851726          12.040824         72,320.3910
01/01/2017 to 12/31/2017         12.040824          13.417141         46,540.8353
01/01/2018 to 12/31/2018         13.417141          12.239589         42,007.5107
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.985129           8.859165        405,432.4900
01/01/2010 to 12/31/2010          8.859165           9.744728        471,102.9551
01/01/2011 to 12/31/2011          9.744728           9.353622        437,306.8908
01/01/2012 to 12/31/2012          9.353622          10.412975        477,902.5123
01/01/2013 to 12/31/2013         10.412975          12.104427        475,336.9482
01/01/2014 to 12/31/2014         12.104427          12.588752        469,135.9733
01/01/2015 to 12/31/2015         12.588752          12.258529        454,069.6241
01/01/2016 to 12/31/2016         12.258529          12.960701        424,372.6154
01/01/2017 to 12/31/2017         12.960701          14.853820        427,228.8077
01/01/2018 to 12/31/2018         14.853820          13.937366        325,330.6415
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.335721           8.328398        387,925.2300
01/01/2010 to 12/31/2010          8.328398           9.268923        403,333.3306
01/01/2011 to 12/31/2011          9.268923           8.660050        378,977.8196
01/01/2012 to 12/31/2012          8.660050           9.864168        347,584.8317
01/01/2013 to 12/31/2013          9.864168          12.102636        364,790.5071
01/01/2014 to 12/31/2014         12.102636          12.627072        414,242.7302
01/01/2015 to 12/31/2015         12.627072          12.289620        428,395.6990
01/01/2016 to 12/31/2016         12.289620          13.132041        429,000.2959
01/01/2017 to 12/31/2017         13.132041          15.628416        389,285.5244
01/01/2018 to 12/31/2018         15.628416          14.440788        376,928.8587
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.737844           7.815349         65,519.0400
01/01/2010 to 12/31/2010          7.815349           9.069140         94,951.8538
01/01/2011 to 12/31/2011          9.069140           8.485078         65,500.7873
01/01/2012 to 12/31/2012          8.485078           9.769178         74,633.9478
01/01/2013 to 12/31/2013          9.769178          12.434205         71,520.7814
01/01/2014 to 12/31/2014         12.434205          13.192003         65,299.9509
01/01/2015 to 12/31/2015         13.192003          13.777055         60,166.8668
01/01/2016 to 12/31/2016         13.777055          14.740436         67,233.1413
01/01/2017 to 12/31/2017         14.740436          18.490270         54,142.5874
01/01/2018 to 12/31/2018         18.490270          18.040720         62,011.8879
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.656316           9.265198        175,606.0900
01/01/2010 to 12/31/2010          9.265198           9.986521        157,981.4642
01/01/2011 to 12/31/2011          9.986521           9.812816        166,117.1268
01/01/2012 to 12/31/2012          9.812816          10.665337        110,003.1333
01/01/2013 to 12/31/2013         10.665337          11.873574        110,154.2272
01/01/2014 to 12/31/2014         11.873574          12.353950         96,715.5569
01/01/2015 to 12/31/2015         12.353950          12.027410         88,897.6896
01/01/2016 to 12/31/2016         12.027410          12.622368         81,893.5607
01/01/2017 to 12/31/2017         12.622368          13.984255         68,568.4322
01/01/2018 to 12/31/2018         13.984255          13.244406         53,188.3375
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.090112          11.452993         25,106.9097
01/01/2013 to 12/31/2013         11.452993          10.850902         39,616.0648
01/01/2014 to 12/31/2014         10.850902          11.066755         19,961.5632
01/01/2015 to 12/31/2015         11.066755           9.813999         37,313.6032
01/01/2016 to 12/31/2016          9.813999          10.486957         38,048.3679
01/01/2017 to 12/31/2017         10.486957          11.293178         29,961.1356
01/01/2018 to 12/31/2018         11.293178          10.370834         28,231.8384
--------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.919068          10.202547         21,727.7972
01/01/2013 to 12/31/2013         10.202547          11.036967         77,194.4885
01/01/2014 to 12/31/2014         11.036967          11.464155         83,028.9678
01/01/2015 to 12/31/2015         11.464155          11.230529         92,805.7132
01/01/2016 to 12/31/2016         11.230529          11.501728         89,219.9802
01/01/2017 to 12/31/2017         11.501728          12.781457         83,717.3633
01/01/2018 to 12/31/2018         12.781457          11.632851         77,889.4118
--------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.752040          16.901599         18,151.2800
01/01/2010 to 12/31/2010         16.901599          19.189673         22,030.1889
01/01/2011 to 12/31/2011         19.189673          19.261135         15,793.4653
01/01/2012 to 12/31/2012         19.261135          22.011911         18,826.5153
01/01/2013 to 12/31/2013         22.011911          23.601650         17,234.2306
01/01/2014 to 12/31/2014         23.601650          23.908601         16,534.2254
01/01/2015 to 12/31/2015         23.908601          22.497924         14,628.5000
01/01/2016 to 12/31/2016         22.497924          25.147597         14,689.4578
01/01/2017 to 12/31/2017         25.147597          26.577072         13,455.9778
01/01/2018 to 12/31/2018         26.577072          25.312189          9,230.4864
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.547252           9.817814        574,465.0300
01/01/2010 to 12/31/2010          9.817814          11.217138        508,041.7491
01/01/2011 to 12/31/2011         11.217138          10.365536        484,120.7964
01/01/2012 to 12/31/2012         10.365536          11.866095        459,226.1773
01/01/2013 to 12/31/2013         11.866095          15.070772        429,898.4696
01/01/2014 to 12/31/2014         15.070772          15.531808        356,176.1508
01/01/2015 to 12/31/2015         15.531808          14.925950        268,495.3287
01/01/2016 to 12/31/2016         14.925950          15.951943        222,952.9793
01/01/2017 to 12/31/2017         15.951943          19.232857        205,921.2279
01/01/2018 to 12/31/2018         19.232857          16.961096        192,218.6574
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.945874          10.368971         40,425.6478
01/01/2013 to 12/31/2013         10.368971          11.629162         75,244.9416
01/01/2014 to 12/31/2014         11.629162          12.504948         99,901.5906
01/01/2015 to 12/31/2015         12.504948          11.762166         98,080.7373
01/01/2016 to 12/31/2016         11.762166          12.499952         96,380.1380
01/01/2017 to 12/31/2017         12.499952          14.506717         92,916.0980
01/01/2018 to 12/31/2018         14.506717          13.177703         85,633.3616
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.605429          14.391738        192,639.2200
01/01/2010 to 12/31/2010         14.391738          16.922341        180,541.9664
01/01/2011 to 12/31/2011         16.922341          15.105017        159,773.2024
01/01/2012 to 12/31/2012         15.105017          17.476104        146,138.4718
01/01/2013 to 12/31/2013         17.476104          22.699826        122,575.6666
01/01/2014 to 12/31/2014         22.699826          22.643308        113,955.8740
01/01/2015 to 12/31/2015         22.643308          21.004968         99,625.8237
01/01/2016 to 12/31/2016         21.004968          27.037901         88,469.1480
01/01/2017 to 12/31/2017         27.037901          29.619563         79,198.3254
01/01/2018 to 12/31/2018         29.619563          24.619728         71,346.3740
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.098843          10.104896         41,673.8900
01/01/2010 to 12/31/2010         10.104896          12.254278         62,091.7280
01/01/2011 to 12/31/2011         12.254278           9.770137         60,354.5036
01/01/2012 to 12/31/2012          9.770137          11.390879         54,478.1015
01/01/2013 to 12/31/2013         11.390879          10.614449         60,517.2865
01/01/2014 to 12/31/2014         10.614449           9.730617         60,718.5445
01/01/2015 to 12/31/2015          9.730617           8.224494         50,482.9279
01/01/2016 to 12/31/2016          8.224494           8.993406         56,847.6584
01/01/2017 to 12/31/2017          8.993406          11.318888         42,527.4816
01/01/2018 to 12/31/2018         11.318888           9.525009         53,614.9319
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997329          10.184744          1,992.9144
01/01/2011 to 12/31/2011         10.184744          10.189062          9,061.3927
01/01/2012 to 12/31/2012         10.189062          10.723728         17,976.6121
01/01/2013 to 12/31/2013         10.723728          10.920083         25,960.7252
01/01/2014 to 12/31/2014         10.920083          10.788031         25,960.5450
01/01/2015 to 12/31/2015         10.788031          10.491351         25,907.5258
01/01/2016 to 12/31/2016         10.491351          11.242413         25,119.2515
01/01/2017 to 12/31/2017         11.242413          11.431358         15,522.7106
01/01/2018 to 12/31/2018         11.431358          11.244215         22,204.2823
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987330           9.730713              0.0000
01/01/2012 to 12/31/2012          9.730713           9.961476          6,632.3875
01/01/2013 to 12/31/2013          9.961476           9.882501         30,575.8277
01/01/2014 to 12/31/2014          9.882501           9.794175         30,923.6187
01/01/2015 to 12/31/2015          9.794175           9.545245         59,754.6285
01/01/2016 to 12/31/2016          9.545245           9.654236         56,297.6968
01/01/2017 to 12/31/2017          9.654236           9.594391         77,875.5019
01/01/2018 to 12/31/2018          9.594391           9.449177         45,162.9177
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997863          10.857030              0.0000
01/01/2010 to 12/31/2010         10.857030          12.089395              0.0000
01/01/2011 to 12/31/2011         12.089395          11.817213              0.0000
01/01/2012 to 12/31/2012         11.817213          13.243492              0.0000
01/01/2013 to 12/31/2013         13.243492          13.122481              0.0000
01/01/2014 to 12/31/2014         13.122481          13.015836              0.0000
01/01/2015 to 12/31/2015         13.015836          12.233462              0.0000
01/01/2016 to 12/31/2016         12.233462          12.102151              0.0000
01/01/2017 to 12/31/2017         12.102151          11.885674              0.0000
01/01/2018 to 12/31/2018         11.885674          11.771823              0.0000
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.137520          12.073645        70,405.0100
01/01/2010 to 12/31/2010          12.073645          13.747804        75,081.1362
01/01/2011 to 12/31/2011          13.747804          12.729608        73,241.4745
01/01/2012 to 12/31/2012          12.729608          15.726790        68,000.1568
01/01/2013 to 12/31/2013          15.726790          15.969912        68,153.3387
01/01/2014 to 12/31/2014          15.969912          17.739431        63,613.8152
01/01/2015 to 12/31/2015          17.739431          17.153009        34,885.9477
01/01/2016 to 12/31/2016          17.153009          16.968843        36,282.2766
01/01/2017 to 12/31/2017          16.968843          18.430314        27,961.6313
01/01/2018 to 12/31/2018          18.430314          16.509873        25,389.7406
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.525416           5.900867       174,184.9900
01/01/2010 to 12/31/2010           5.900867           7.163541       158,050.5121
01/01/2011 to 12/31/2011           7.163541           7.253635       161,956.9545
01/01/2012 to 12/31/2012           7.253635           8.429276       152,984.9348
01/01/2013 to 12/31/2013           8.429276          12.036283       162,276.5985
01/01/2014 to 12/31/2014          12.036283          14.033965       159,755.8119
01/01/2015 to 12/31/2015          14.033965          13.207370       151,266.6327
01/01/2016 to 12/31/2016          13.207370          13.299503       141,749.6509
01/01/2017 to 12/31/2017          13.299503          15.444494       131,404.1697
01/01/2018 to 12/31/2018          15.444494          14.075601       127,272.0467
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         129.521035         132.713558             0.0000
01/01/2011 to 12/31/2011         132.713558         120.335247            15.7544
01/01/2012 to 12/31/2012         120.335247         144.568601            97.4233
01/01/2013 to 12/31/2013         144.568601         182.589254           468.2933
01/01/2014 to 04/25/2014         182.589254         189.802385             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.556518           6.165216        36,463.0700
01/01/2010 to 12/31/2010           6.165216           6.489699        27,971.9118
01/01/2011 to 04/29/2011           6.489699           6.888201             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.713021          10.838586             0.0000
01/01/2013 to 12/31/2013          10.838586          10.148878             0.0000
01/01/2014 to 12/31/2014          10.148878          10.705006        14,225.2750
01/01/2015 to 12/31/2015          10.705006          10.543429        12,579.6631
01/01/2016 to 12/31/2016          10.543429          10.476034        15,723.7948
01/01/2017 to 12/31/2017          10.476034          10.541398        14,747.8670
01/01/2018 to 12/31/2018          10.541398          10.330014         8,828.2729
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.921961          16.608788       190,461.9800
01/01/2010 to 12/31/2010          16.608788          18.962797       174,232.5487
01/01/2011 to 12/31/2011          18.962797          15.946001       168,338.9767
01/01/2012 to 12/31/2012          15.946001          20.210702       162,084.9629
01/01/2013 to 12/31/2013          20.210702          25.863792       145,047.4645
01/01/2014 to 12/31/2014          25.863792          23.895680       140,494.7761
01/01/2015 to 12/31/2015          23.895680          22.374448       129,317.5510
01/01/2016 to 12/31/2016          22.374448          23.736760       120,907.5141
01/01/2017 to 12/31/2017          23.736760          30.363402       101,052.3577
01/01/2018 to 12/31/2018          30.363402          22.635977        89,921.1346
--------------------------       ----------         ----------       ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010622           1.044035        206,558.6070
01/01/2013 to 12/31/2013          1.044035           1.042928        374,956.0458
01/01/2014 to 12/31/2014          1.042928           1.079867        457,622.2100
01/01/2015 to 12/31/2015          1.079867           1.014480        545,171.6259
01/01/2016 to 12/31/2016          1.014480           1.111459        497,984.7885
01/01/2017 to 12/31/2017          1.111459           1.199066        467,980.5320
01/01/2018 to 12/31/2018          1.199066           1.100120        426,333.6423
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.138352           8.860663         21,589.4200
01/01/2010 to 12/31/2010          8.860663           9.980379         10,846.1914
01/01/2011 to 12/31/2011          9.980379           9.642864          7,986.0999
01/01/2012 to 12/31/2012          9.642864          11.198746         10,731.8045
01/01/2013 to 12/31/2013         11.198746          14.869131         13,841.2520
01/01/2014 to 12/31/2014         14.869131          15.939898         22,755.3649
01/01/2015 to 12/31/2015         15.939898          14.698649         21,633.8973
01/01/2016 to 12/31/2016         14.698649          16.908284         20,037.8787
01/01/2017 to 12/31/2017         16.908284          19.571033         31,952.6638
01/01/2018 to 12/31/2018         19.571033          16.858260         30,974.5129
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.308000          12.215411        116,213.6600
01/01/2010 to 12/31/2010         12.215411          15.116340        102,856.1487
01/01/2011 to 12/31/2011         15.116340          14.664720         89,194.1004
01/01/2012 to 12/31/2012         14.664720          17.001734         81,457.7210
01/01/2013 to 12/31/2013         17.001734          23.372353         77,553.6832
01/01/2014 to 12/31/2014         23.372353          24.734239         70,938.0432
01/01/2015 to 12/31/2015         24.734239          23.841823         63,220.4494
01/01/2016 to 12/31/2016         23.841823          26.055023         64,328.5232
01/01/2017 to 12/31/2017         26.055023          32.026594         56,694.4375
01/01/2018 to 12/31/2018         32.026594          28.563136         45,643.7012
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.927466          10.356211         18,432.4654
01/01/2014 to 12/31/2014         10.356211          10.673385         26,060.2939
01/01/2015 to 12/31/2015         10.673385          10.517820         22,039.4041
01/01/2016 to 12/31/2016         10.517820          10.544724         30,188.9719
01/01/2017 to 12/31/2017         10.544724          10.684125        120,393.6588
01/01/2018 to 12/31/2018         10.684125          10.478940         58,746.3294
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.918564           9.806590         55,512.6800
01/01/2010 to 12/31/2010          9.806590          10.203969         35,921.4712
01/01/2011 to 12/31/2011         10.203969          10.586761         23,126.4336
01/01/2012 to 12/31/2012         10.586761          10.891608         26,382.9353
01/01/2013 to 04/26/2013         10.891608          10.862933              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012676           1.046073         84,565.2305
01/01/2013 to 12/31/2013          1.046073           1.138585        308,729.1521
01/01/2014 to 12/31/2014          1.138585           1.194489        407,585.4220
01/01/2015 to 12/31/2015          1.194489           1.181897        516,376.6447
01/01/2016 to 12/31/2016          1.181897           1.192722        480,587.0989
01/01/2017 to 12/31/2017          1.192722           1.364604        450,780.0135
01/01/2018 to 12/31/2018          1.364604           1.241924        442,817.7345
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996775           1.036466              0.0000
01/01/2015 to 12/31/2015          1.036466           1.006451              0.0000
01/01/2016 to 12/31/2016          1.006451           1.006706              0.0000
01/01/2017 to 12/31/2017          1.006706           1.140239              0.0000
01/01/2018 to 04/30/2018          1.140239           1.109974              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.692637          10.623452         31,486.0100
01/01/2010 to 12/31/2010         10.623452          12.711856         36,368.6850
01/01/2011 to 12/31/2011         12.711856          12.282006         37,793.2478
01/01/2012 to 12/31/2012         12.282006          14.082838         37,263.3349
01/01/2013 to 12/31/2013         14.082838          16.176496         34,591.3883
01/01/2014 to 12/31/2014         16.176496          16.414140         27,795.0291
01/01/2015 to 12/31/2015         16.414140          16.294774         14,815.0890
01/01/2016 to 12/31/2016         16.294774          16.743511         15,675.4867
01/01/2017 to 12/31/2017         16.743511          20.192923         13,018.0459
01/01/2018 to 12/31/2018         20.192923          18.733948          9,240.7786
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.768432          11.218181          1,256.7004
01/01/2014 to 12/31/2014         11.218181          12.020401         14,553.2559
01/01/2015 to 12/31/2015         12.020401          11.645409         19,812.8278
01/01/2016 to 12/31/2016         11.645409          11.918633         17,827.6899
01/01/2017 to 12/31/2017         11.918633          13.506023         15,978.3436
01/01/2018 to 12/31/2018         13.506023          12.292157         15,269.7596
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.757497          12.589633        140,063.1600
01/01/2010 to 12/31/2010         12.589633          13.754786        128,536.8291
01/01/2011 to 12/31/2011         13.754786          12.044296        120,940.6774
01/01/2012 to 12/31/2012         12.044296          13.783845        114,381.3693
01/01/2013 to 12/31/2013         13.783845          16.120882        113,247.9496
01/01/2014 to 12/31/2014         16.120882          14.710824        105,849.3537
01/01/2015 to 12/31/2015         14.710824          14.170798         96,001.1232
01/01/2016 to 12/31/2016         14.170798          13.775488         90,436.1864
01/01/2017 to 12/31/2017         13.775488          17.314068         73,911.6685
01/01/2018 to 12/31/2018         17.314068          14.601537         72,566.7400
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999733           1.031663              0.0000
01/01/2015 to 12/31/2015          1.031663           0.956324              0.0000
01/01/2016 to 12/31/2016          0.956324           1.042179              0.0000
01/01/2017 to 12/31/2017          1.042179           1.150874              0.0000
01/01/2018 to 12/31/2018          1.150874           1.042848              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.794618          12.496906        265,415.7500
01/01/2010 to 12/31/2010         12.496906          13.206793        290,028.0168
01/01/2011 to 12/31/2011         13.206793          14.395490        249,325.1142
01/01/2012 to 12/31/2012         14.395490          15.405124        229,392.2275
01/01/2013 to 12/31/2013         15.405124          13.706335        211,527.7826
01/01/2014 to 12/31/2014         13.706335          13.830534        204,333.9136
01/01/2015 to 12/31/2015         13.830534          13.141594        138,432.3030
01/01/2016 to 12/31/2016         13.141594          13.530141        129,118.4740
01/01/2017 to 12/31/2017         13.530141          13.729721        115,389.5660
01/01/2018 to 12/31/2018         13.729721          13.138794        101,999.0627
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.648587          14.640758        298,345.6900
01/01/2010 to 12/31/2010         14.640758          15.531222        297,009.9795
01/01/2011 to 12/31/2011         15.531222          15.714895        262,311.0609
01/01/2012 to 12/31/2012         15.714895          16.838529        260,252.9565
01/01/2013 to 12/31/2013         16.838529          16.197052        220,970.2720
01/01/2014 to 12/31/2014         16.197052          16.550123        208,514.0039
01/01/2015 to 12/31/2015         16.550123          16.231332        185,702.4918
01/01/2016 to 12/31/2016         16.231332          16.333311        155,854.6377
01/01/2017 to 12/31/2017         16.333311          16.739704        143,195.6133
01/01/2018 to 12/31/2018         16.739704          16.376958        132,308.8365
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214562          10.711818          1,369.9938
01/01/2014 to 12/31/2014         10.711818          11.412702         10,701.3074
01/01/2015 to 12/31/2015         11.412702          11.052241          9,964.9022
01/01/2016 to 12/31/2016         11.052241          11.333706          9,236.5258
01/01/2017 to 12/31/2017         11.333706          12.946364          8,587.0793
01/01/2018 to 04/30/2018         12.946364          12.359927              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010654           1.064118        144,406.2734
01/01/2013 to 12/31/2013          1.064118           1.149085        407,115.4876
01/01/2014 to 12/31/2014          1.149085           1.214108        398,968.4880
01/01/2015 to 12/31/2015          1.214108           1.180194        447,022.8319
01/01/2016 to 12/31/2016          1.180194           1.222834        438,778.5078
01/01/2017 to 12/31/2017          1.222834           1.370736        412,829.2090
01/01/2018 to 12/31/2018          1.370736           1.217449        448,999.6172
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.419070          10.311303         49,410.8100
01/01/2010 to 12/31/2010         10.311303          11.349916        176,264.1408
01/01/2011 to 12/31/2011         11.349916          11.249304        170,937.6771
01/01/2012 to 12/31/2012         11.249304          12.447953        161,459.6898
01/01/2013 to 12/31/2013         12.447953          13.786215        102,818.7129
01/01/2014 to 12/31/2014         13.786215          14.305752        121,583.8849
01/01/2015 to 12/31/2015         14.305752          13.754045        115,297.4506
01/01/2016 to 12/31/2016         13.754045          14.268643        107,326.0102
01/01/2017 to 12/31/2017         14.268643          16.213280        101,083.9366
01/01/2018 to 12/31/2018         16.213280          14.861887         93,324.5247
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.718586           9.772201         74,779.6700
01/01/2010 to 12/31/2010          9.772201          10.940057         75,235.6342
01/01/2011 to 12/31/2011         10.940057          10.500781         50,745.5398
01/01/2012 to 12/31/2012         10.500781          11.844879         65,549.8613
01/01/2013 to 12/31/2013         11.844879          13.715502         68,822.0271
01/01/2014 to 12/31/2014         13.715502          14.174143         79,999.6657
01/01/2015 to 12/31/2015         14.174143          13.579155         75,201.4188
01/01/2016 to 12/31/2016         13.579155          14.233089         77,763.3809
01/01/2017 to 12/31/2017         14.233089          16.700077         72,266.5583
01/01/2018 to 12/31/2018         16.700077          14.943358         70,594.4683
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.883018          40.501421         98,579.8300
01/01/2010 to 12/31/2010         40.501421          46.479634         91,240.5657
01/01/2011 to 12/31/2011         46.479634          43.755758         83,155.2969
01/01/2012 to 12/31/2012         43.755758          50.620493         81,000.1763
01/01/2013 to 12/31/2013         50.620493          66.410645         73,584.5610
01/01/2014 to 12/31/2014         66.410645          73.777620         65,870.2330
01/01/2015 to 12/31/2015         73.777620          69.758250         58,943.2329
01/01/2016 to 12/31/2016         69.758250          79.318647         52,520.5484
01/01/2017 to 12/31/2017         79.318647          90.975776         46,690.5353
01/01/2018 to 12/31/2018         90.975776          81.038640         43,457.9631
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.562399           7.935494        230,398.1300
01/01/2010 to 12/31/2010          7.935494           9.936782        213,748.4078
01/01/2011 to 12/31/2011          9.936782           9.584698        186,238.2713
01/01/2012 to 12/31/2012          9.584698          10.684677        186,593.6013
01/01/2013 to 12/31/2013         10.684677          14.311326        174,353.3968
01/01/2014 to 12/31/2014         14.311326          15.827880        163,511.3704
01/01/2015 to 12/31/2015         15.827880          16.558109        132,973.2823
01/01/2016 to 12/31/2016         16.558109          17.247689        127,881.6340
01/01/2017 to 12/31/2017         17.247689          21.101109        112,873.9894
01/01/2018 to 12/31/2018         21.101109          20.237905         92,962.3546
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.587128          19.342182          1,453.3300
01/01/2010 to 12/31/2010         19.342182          23.811291          1,111.6743
01/01/2011 to 12/31/2011         23.811291          22.488737          1,178.7869
01/01/2012 to 12/31/2012         22.488737          25.293348          1,012.1481
01/01/2013 to 12/31/2013         25.293348          32.322276          4,202.6311
01/01/2014 to 12/31/2014         32.322276          34.754831          2,254.4736
01/01/2015 to 12/31/2015         34.754831          31.022387          2,187.9633
01/01/2016 to 12/31/2016         31.022387          35.140202          2,183.8168
01/01/2017 to 12/31/2017         35.140202          37.728935          2,153.4693
01/01/2018 to 12/31/2018         37.728935          33.242145          2,389.6648
--------------------------       ---------          ---------        ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.465811          12.281690         86,412.0900
01/01/2010 to 12/31/2010         12.281690          14.963407         77,478.7793
01/01/2011 to 12/31/2011         14.963407          13.751431         71,067.2109
01/01/2012 to 12/31/2012         13.751431          15.927672         72,350.6927
01/01/2013 to 12/31/2013         15.927672          20.720268         62,667.7019
01/01/2014 to 12/31/2014         20.720268          23.008283         56,174.4190
01/01/2015 to 12/31/2015         23.008283          20.506331         51,895.7758
01/01/2016 to 12/31/2016         20.506331          22.761565         55,274.9272
01/01/2017 to 12/31/2017         22.761565          24.731950         48,869.4908
01/01/2018 to 12/31/2018         24.731950          21.028302         47,765.7972
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.906673           9.738019         12,116.4774
01/01/2014 to 12/31/2014          9.738019           9.230659         13,107.9329
01/01/2015 to 12/31/2015          9.230659           8.855935         12,402.1918
01/01/2016 to 12/31/2016          8.855935           9.123581         12,478.5259
01/01/2017 to 12/31/2017          9.123581          12.069862          8,105.7505
01/01/2018 to 12/31/2018         12.069862           9.800702          7,930.2306
--------------------------       ---------          ---------        ------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.032009           8.433038           24,465.3500
01/01/2010 to 12/31/2010          8.433038           8.840352           24,139.3809
01/01/2011 to 12/31/2011          8.840352           7.431387           18,382.8603
01/01/2012 to 12/31/2012          7.431387           8.558211           16,763.3039
01/01/2013 to 04/26/2013          8.558211           8.860558                0.0000
--------------------------        --------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.403231          10.228161          715,036.1700
01/01/2010 to 12/31/2010         10.228161          10.030636          544,397.2926
01/01/2011 to 12/31/2011         10.030636           9.837451          574,314.8964
01/01/2012 to 12/31/2012          9.837451           9.646441          694,345.4688
01/01/2013 to 12/31/2013          9.646441           9.460150          505,000.6436
01/01/2014 to 12/31/2014          9.460150           9.277457          467,655.8013
01/01/2015 to 12/31/2015          9.277457           9.098292          633,902.1357
01/01/2016 to 12/31/2016          9.098292           8.932593          560,962.8344
01/01/2017 to 12/31/2017          8.932593           8.816155          562,421.5703
01/01/2018 to 12/31/2018          8.816155           8.778884          535,655.4739
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.335259          13.548918            5,776.4892
01/01/2015 to 12/31/2015         13.548918          13.209458           26,026.2229
01/01/2016 to 12/31/2016         13.209458          13.541222           52,457.9329
01/01/2017 to 12/31/2017         13.541222          14.201094           30,044.3680
01/01/2018 to 12/31/2018         14.201094          13.561749           24,016.2571
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.912878          10.743120        1,483,183.7900
01/01/2010 to 12/31/2010         10.743120          11.684387        1,645,167.4208
01/01/2011 to 12/31/2011         11.684387          11.662678        1,661,011.0862
01/01/2012 to 12/31/2012         11.662678          12.684198        1,459,959.1909
01/01/2013 to 12/31/2013         12.684198          13.568692        1,306,529.8961
01/01/2014 to 04/25/2014         13.568692          13.656637                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.618348          10.656747        3,304,503.3000
01/01/2010 to 12/31/2010         10.656747          11.746928        3,222,350.0586
01/01/2011 to 12/31/2011         11.746928          11.507100        2,893,133.7411
01/01/2012 to 12/31/2012         11.507100          12.682311        2,791,563.0786
01/01/2013 to 12/31/2013         12.682311          14.206742        2,410,086.6630
01/01/2014 to 04/25/2014         14.206742          14.244938                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.654448          13.984391        3,196,261.4986
01/01/2015 to 12/31/2015         13.984391          13.567117        2,882,978.4336
01/01/2016 to 12/31/2016         13.567117          14.115122        2,605,771.0474
01/01/2017 to 12/31/2017         14.115122          15.316552        2,364,003.3884
01/01/2018 to 12/31/2018         15.316552          14.358139        2,146,438.2311
--------------------------       ---------          ---------        --------------


                       1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.226006          10.353072        7,198,030.3400
01/01/2010 to 12/31/2010         10.353072          11.532610        6,555,488.6876
01/01/2011 to 12/31/2011         11.532610          11.117766        5,883,797.7634
01/01/2012 to 12/31/2012         11.117766          12.420769        5,365,705.5944
01/01/2013 to 12/31/2013         12.420769          14.546353        4,974,130.5938
01/01/2014 to 04/25/2014         14.546353          14.541568                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.539238          15.003394        4,551,217.3513
01/01/2015 to 12/31/2015         15.003394          14.527095        4,209,604.2448
01/01/2016 to 12/31/2016         14.527095          15.258832        3,881,983.3904
01/01/2017 to 12/31/2017         15.258832          17.169567        3,589,348.6004
01/01/2018 to 12/31/2018         17.169567          15.804985        3,273,055.8639
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.903906          10.084271        6,564,683.1200
01/01/2010 to 12/31/2010         10.084271          11.421522        6,017,722.2026
01/01/2011 to 12/31/2011         11.421522          10.767511        5,712,455.0485
01/01/2012 to 12/31/2012         10.767511          12.218361        5,283,380.3406
01/01/2013 to 12/31/2013         12.218361          15.087673        5,162,236.3167
01/01/2014 to 04/25/2014         15.087673          15.000680                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.007020           8.833697          132,292.4200
01/01/2010 to 12/31/2010          8.833697           9.533474          129,220.0462
01/01/2011 to 12/31/2011          9.533474           9.185137          127,195.0984
01/01/2012 to 12/31/2012          9.185137          10.459139          120,555.8015
01/01/2013 to 04/26/2013         10.459139          11.240161                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.987667          15.555374        4,848,188.4151
01/01/2015 to 12/31/2015         15.555374          14.996203        4,528,119.3070
01/01/2016 to 12/31/2016         14.996203          15.903853        4,248,657.6936
01/01/2017 to 12/31/2017         15.903853          18.586373        3,979,944.3171
01/01/2018 to 12/31/2018         18.586373          16.746933        3,714,128.5953
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.439282          11.685978          234,112.4600
01/01/2010 to 12/31/2010         11.685978          13.152006          219,612.3405
01/01/2011 to 12/31/2011         13.152006          13.735717          187,896.4023
01/01/2012 to 12/31/2012         13.735717          15.029032          182,107.9163
01/01/2013 to 12/31/2013         15.029032          20.119975          147,722.4912
01/01/2014 to 12/31/2014         20.119975          20.061686          134,688.3409
01/01/2015 to 12/31/2015         20.061686          17.772703          105,387.6574
01/01/2016 to 12/31/2016         17.772703          21.377678           97,440.2006
01/01/2017 to 12/31/2017         21.377678          23.595049           86,325.0687
01/01/2018 to 12/31/2018         23.595049          20.032372           74,161.7246
--------------------------       ---------          ---------        --------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.126445       14.173037             1,184.7800
01/01/2010 to 12/31/2010         14.173037       17.039399             3,750.9071
01/01/2011 to 12/31/2011         17.039399       13.994917             1,579.5925
01/01/2012 to 12/31/2012         13.994917       16.180386             1,599.8297
01/01/2013 to 12/31/2013         16.180386       20.247946             1,638.7091
01/01/2014 to 12/31/2014         20.247946       18.527540             1,609.1617
01/01/2015 to 12/31/2015         18.527540       19.215428             1,465.2958
01/01/2016 to 12/31/2016         19.215428       19.942328             7,199.0506
01/01/2017 to 12/31/2017         19.942328       25.513334             3,800.5873
01/01/2018 to 12/31/2018         25.513334       19.873445             4,167.9016
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.310097       21.611432             1,505.5016
01/01/2017 to 12/31/2017         21.611432       25.182019             2,891.9271
01/01/2018 to 12/31/2018         25.182019       24.605839             4,427.7444
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.319591       15.048694                 0.0000
01/01/2010 to 12/31/2010         15.048694       17.109420             2,080.2954
01/01/2011 to 12/31/2011         17.109420       15.962150             2,281.1137
01/01/2012 to 12/31/2012         15.962150       17.276625               678.7053
01/01/2013 to 12/31/2013         17.276625       22.485788               678.7053
01/01/2014 to 12/31/2014         22.485788       24.462156               678.7053
01/01/2015 to 12/31/2015         24.462156       23.929621               678.7053
01/01/2016 to 04/29/2016         23.929621       24.035545                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.602823       11.121899           516,469.9700
01/01/2010 to 12/31/2010         11.121899       12.196133           454,879.5240
01/01/2011 to 12/31/2011         12.196133       11.461201           404,214.7372
01/01/2012 to 12/31/2012         11.461201       12.666252           385,526.4756
01/01/2013 to 12/31/2013         12.666252       16.586560           343,059.0390
01/01/2014 to 12/31/2014         16.586560       17.965521           314,148.1615
01/01/2015 to 12/31/2015         17.965521       18.017925           282,430.6393
01/01/2016 to 12/31/2016         18.017925       18.933800           253,320.0083
01/01/2017 to 12/31/2017         18.933800       22.082510           231,440.3502
01/01/2018 to 12/31/2018         22.082510       21.599717           201,174.9514
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.295539       16.978719            26,803.1621
01/01/2014 to 12/31/2014         16.978719       18.461769            25,554.7288
01/01/2015 to 12/31/2015         18.461769       18.576735            21,294.1766
01/01/2016 to 12/31/2016         18.576735       19.157627            20,198.4204
01/01/2017 to 12/31/2017         19.157627       23.473812            15,812.2223
01/01/2018 to 12/31/2018         23.473812       21.659587            13,372.6344
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.765426       11.207329            42,080.6500
01/01/2010 to 12/31/2010         11.207329       13.976597            39,024.0268
01/01/2011 to 12/31/2011         13.976597       12.683903            33,746.7650
01/01/2012 to 12/31/2012         12.683903       13.186379            29,374.7580
01/01/2013 to 04/26/2013         13.186379       14.203849                 0.0000
--------------------------       ---------       ---------           ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.857833          10.754899        194,142.7200
01/01/2010 to 12/31/2010         10.754899          11.740621        177,866.5480
01/01/2011 to 12/31/2011         11.740621          11.539887        149,669.4746
01/01/2012 to 12/31/2012         11.539887          13.076365        287,911.8317
01/01/2013 to 12/31/2013         13.076365          17.534432        270,945.1429
01/01/2014 to 12/31/2014         17.534432          18.699312        245,324.1461
01/01/2015 to 12/31/2015         18.699312          20.270982        191,208.6771
01/01/2016 to 12/31/2016         20.270982          19.853726        174,790.4494
01/01/2017 to 12/31/2017         19.853726          26.673813        141,919.9878
01/01/2018 to 12/31/2018         26.673813          26.185577        118,970.8887
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.692132           6.880133          4,867.3400
01/01/2010 to 12/31/2010          6.880133           7.785384          9,520.2956
01/01/2011 to 12/31/2011          7.785384           7.342156         15,059.0396
01/01/2012 to 12/31/2012          7.342156           8.112065         13,069.9040
01/01/2013 to 04/26/2013          8.112065           8.702527              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.273087           7.431246        298,470.6700
01/01/2010 to 12/31/2010          7.431246           7.972627        269,299.4842
01/01/2011 to 12/31/2011          7.972627           7.711030        243,182.5474
01/01/2012 to 04/27/2012          7.711030           8.659366              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.597790          14.035364         16,144.6100
01/01/2010 to 12/31/2010         14.035364          14.542133         26,759.3109
01/01/2011 to 12/31/2011         14.542133          15.281843         25,068.2301
01/01/2012 to 12/31/2012         15.281843          15.522125         24,765.6197
01/01/2013 to 12/31/2013         15.522125          14.831089         27,398.2630
01/01/2014 to 12/31/2014         14.831089          15.338804         36,235.0606
01/01/2015 to 12/31/2015         15.338804          15.034112         33,944.9606
01/01/2016 to 12/31/2016         15.034112          15.051416         35,503.6779
01/01/2017 to 12/31/2017         15.051416          15.195178         34,567.1148
01/01/2018 to 12/31/2018         15.195178          14.826969         33,514.8857
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.554900          13.108887             84.0000
01/01/2010 to 12/31/2010         13.108887          16.187965          1,424.5331
01/01/2011 to 12/31/2011         16.187965          15.520424          1,289.0863
01/01/2012 to 12/31/2012         15.520424          17.847034            492.6621
01/01/2013 to 12/31/2013         17.847034          23.235109          2,838.1786
01/01/2014 to 12/31/2014         23.235109          24.885561          4,115.2211
01/01/2015 to 12/31/2015         24.885561          23.751528          4,031.8064
01/01/2016 to 12/31/2016         23.751528          27.970784          4,925.4694
01/01/2017 to 12/31/2017         27.970784          31.712440          3,475.7561
01/01/2018 to 12/31/2018         31.712440          27.500297          3,723.3787
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.710683          11.184363              0.0000
01/01/2010 to 12/31/2010         11.184363          11.820151            794.7688
01/01/2011 to 12/31/2011         11.820151          10.125498              0.0000
01/01/2012 to 12/31/2012         10.125498          11.710239            389.3101
01/01/2013 to 12/31/2013         11.710239          13.946021          5,829.8226
01/01/2014 to 12/31/2014         13.946021          12.810855          5,686.9721
01/01/2015 to 12/31/2015         12.810855          12.398742         12,272.6584
01/01/2016 to 12/31/2016         12.398742          12.277091         12,191.5150
01/01/2017 to 12/31/2017         12.277091          14.996013          7,099.7199
01/01/2018 to 12/31/2018         14.996013          12.627942          6,646.7658
--------------------------       ---------          ---------         -----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.797769          13.242265              0.0000
01/01/2010 to 12/31/2010         13.242265          16.434193          3,486.7388
01/01/2011 to 12/31/2011         16.434193          15.419887          6,940.7103
01/01/2012 to 12/31/2012         15.419887          17.531671          8,277.9722
01/01/2013 to 12/31/2013         17.531671          23.747538          6,022.5285
01/01/2014 to 12/31/2014         23.747538          24.390502          7,873.8570
01/01/2015 to 12/31/2015         24.390502          22.834348          7,789.9137
01/01/2016 to 12/31/2016         22.834348          27.079395         13,653.4499
01/01/2017 to 12/31/2017         27.079395          30.355426         14,832.9318
01/01/2018 to 12/31/2018         30.355426          26.430217         10,722.2321
--------------------------       ---------          ---------         -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.178048          10.098983         43,307.1500
01/01/2010 to 12/31/2010         10.098983          11.339221         37,116.4129
01/01/2011 to 12/31/2011         11.339221          11.302549         24,080.7328
01/01/2012 to 12/31/2012         11.302549          12.793188         29,524.8287
01/01/2013 to 12/31/2013         12.793188          16.523216         25,095.6091
01/01/2014 to 12/31/2014         16.523216          18.326695         29,580.8146
01/01/2015 to 12/31/2015         18.326695          18.136929         36,128.7261
01/01/2016 to 12/31/2016         18.136929          19.811307         40,469.9300
01/01/2017 to 12/31/2017         19.811307          23.555217         35,350.8973
01/01/2018 to 12/31/2018         23.555217          21.981888         29,746.8175
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.421282          20.280447         20,623.2904
01/01/2014 to 12/31/2014         20.280447          21.989471         20,694.3324
01/01/2015 to 12/31/2015         21.989471          21.486214         22,803.4002
01/01/2016 to 12/31/2016         21.486214          24.041440         29,734.4804
01/01/2017 to 12/31/2017         24.041440          27.724163         27,973.3438
01/01/2018 to 12/31/2018         27.724163          24.401509         28,141.5311
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.575143           8.052755         25,239.8900
01/01/2010 to 12/31/2010          8.052755           8.767870         40,146.9217
01/01/2011 to 12/31/2011          8.767870           8.551865         30,803.8214
01/01/2012 to 12/31/2012          8.551865           9.552891         39,125.1008
01/01/2013 to 04/26/2013          9.552891          10.446064              0.0000
--------------------------       ---------          ---------         -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.704970          23.271979         48,417.3163
01/01/2014 to 12/31/2014         23.271979          22.753952         45,583.4675
01/01/2015 to 12/31/2015         22.753952          22.399330         42,732.3819
01/01/2016 to 12/31/2016         22.399330          26.007469         39,744.1604
01/01/2017 to 12/31/2017         26.007469          29.457175         35,334.4869
01/01/2018 to 12/31/2018         29.457175          26.867245         30,620.1375
--------------------------       ---------          ---------         -----------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.169250          12.297858         72,179.9000
01/01/2010 to 12/31/2010         12.297858          14.817473         66,747.8697
01/01/2011 to 12/31/2011         14.817473          13.765157         61,224.9184
01/01/2012 to 12/31/2012         13.765157          14.211408         58,423.5467
01/01/2013 to 04/26/2013         14.211408          15.382164              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.688949           8.414769         94,329.8844
01/01/2014 to 12/31/2014          8.414769           8.980610         89,665.5572
01/01/2015 to 12/31/2015          8.980610           9.733056         98,797.5967
01/01/2016 to 12/31/2016          9.733056           9.691312        102,725.1029
01/01/2017 to 12/31/2017          9.691312          12.686600         96,340.3033
01/01/2018 to 12/31/2018         12.686600          12.296647         59,394.6485
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.361013           5.240020        114,924.1000
01/01/2010 to 12/31/2010          5.240020           6.561892        100,288.6103
01/01/2011 to 12/31/2011          6.561892           5.798617         90,938.9506
01/01/2012 to 12/31/2012          5.798617           6.375121         89,564.3301
01/01/2013 to 04/26/2013          6.375121           6.654953              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.594916          14.692216              0.0000
01/01/2010 to 12/31/2010         14.692216          18.590756              0.0000
01/01/2011 to 12/31/2011         18.590756          15.192146            154.2302
01/01/2012 to 12/31/2012         15.192146          15.281305            152.5420
01/01/2013 to 12/31/2013         15.281305          16.597945              0.0000
01/01/2014 to 12/31/2014         16.597945          13.213211              0.0000
01/01/2015 to 12/31/2015         13.213211           8.713017              0.0000
01/01/2016 to 12/31/2016          8.713017          12.282311              0.0000
01/01/2017 to 12/31/2017         12.282311          11.956537              0.0000
01/01/2018 to 12/31/2018         11.956537           8.341436              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.644760          27.535872         78,195.8934
01/01/2017 to 12/31/2017         27.535872          29.147826         69,710.6732
01/01/2018 to 12/31/2018         29.147826          27.431690         66,820.5984
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.957050          20.062309        166,245.5700
01/01/2010 to 12/31/2010         20.062309          22.226037        154,309.3238
01/01/2011 to 12/31/2011         22.226037          22.769795        125,692.7997
01/01/2012 to 12/31/2012         22.769795          25.218708        116,723.6564
01/01/2013 to 12/31/2013         25.218708          26.705088        108,017.3018
01/01/2014 to 12/31/2014         26.705088          27.454089        103,077.6992
01/01/2015 to 12/31/2015         27.454089          26.338441         81,776.2821
01/01/2016 to 04/29/2016         26.338441          27.089935              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         27.188815          28.122733          4,247.4106
01/01/2017 to 12/31/2017         28.122733          29.783609          4,203.5594
01/01/2018 to 12/31/2018         29.783609          28.061712          3,779.2934
--------------------------       ---------          ---------        ------------


                      1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.702120          12.246981            10,841.4375
01/01/2011 to 12/31/2011      12.246981          12.426349            13,927.8737
01/01/2012 to 12/31/2012      12.426349          13.580985            13,230.3912
01/01/2013 to 12/31/2013      13.580985          13.506630             9,435.0452
01/01/2014 to 12/31/2014      13.506630          13.834275            11,407.7555
01/01/2015 to 12/31/2015      13.834275          13.369388             9,290.2961
01/01/2016 to 04/29/2016      13.369388          13.676166                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.055223          15.366947            15,180.6900
01/01/2010 to 12/31/2010      15.366947          15.897958            12,621.4138
01/01/2011 to 12/31/2011      15.897958          16.412787            18,237.3934
01/01/2012 to 12/31/2012      16.412787          16.584684            20,180.6339
01/01/2013 to 12/31/2013      16.584684          16.117171            10,330.0579
01/01/2014 to 12/31/2014      16.117171          16.209000             9,852.0004
01/01/2015 to 12/31/2015      16.209000          15.944786             9,210.4556
01/01/2016 to 12/31/2016      15.944786          15.796573             7,582.5204
01/01/2017 to 12/31/2017      15.796573          15.751995             5,985.5215
01/01/2018 to 12/31/2018      15.751995          15.553905             4,344.6913

CLASS L-4 YEAR




                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.152523          10.453468              0.0000
01/01/2013 to 12/31/2013         10.453468          11.382887          8,397.9731
01/01/2014 to 12/31/2014         11.382887          11.971383          8,366.1760
01/01/2015 to 12/31/2015         11.971383          11.796393          8,332.0673
01/01/2016 to 12/31/2016         11.796393          11.972630          8,296.4092
01/01/2017 to 12/31/2017         11.972630          13.327858         12,741.2036
01/01/2018 to 12/31/2018         13.327858          12.145916         12,159.8416
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.980314           8.844211         89,315.9800
01/01/2010 to 12/31/2010          8.844211           9.718562        101,420.2633
01/01/2011 to 12/31/2011          9.718562           9.319201         76,297.0283
01/01/2012 to 12/31/2012          9.319201          10.364233         74,867.5930
01/01/2013 to 12/31/2013         10.364233          12.035729         36,862.8208
01/01/2014 to 12/31/2014         12.035729          12.504793         36,409.1227
01/01/2015 to 12/31/2015         12.504793          12.164596         35,949.6245
01/01/2016 to 12/31/2016         12.164596          12.848534         33,650.0998
01/01/2017 to 12/31/2017         12.848534          14.710598         28,724.3024
01/01/2018 to 12/31/2018         14.710598          13.789101         27,595.5020
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          6.331349           8.314334         30,712.6600
01/01/2010 to 12/31/2010          8.314334           9.244030         19,680.8933
01/01/2011 to 12/31/2011          9.244030           8.628175         18,371.0582
01/01/2012 to 12/31/2012          8.628175           9.817988         18,138.8479
01/01/2013 to 12/31/2013          9.817988          12.033942         56,720.1744
01/01/2014 to 12/31/2014         12.033942          12.542849         25,217.7054
01/01/2015 to 12/31/2015         12.542849          12.195441         43,335.5779
01/01/2016 to 12/31/2016         12.195441          13.018383         39,522.7666
01/01/2017 to 12/31/2017         13.018383          15.477718         36,393.6781
01/01/2018 to 12/31/2018         15.477718          14.287159         33,429.5851
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          5.733881           7.802145         34,246.9800
01/01/2010 to 12/31/2010          7.802145           9.044777         36,626.9445
01/01/2011 to 12/31/2011          9.044777           8.453840         15,794.3778
01/01/2012 to 12/31/2012          8.453840           9.723437         15,506.9204
01/01/2013 to 12/31/2013          9.723437          12.363621         13,937.3894
01/01/2014 to 12/31/2014         12.363621          13.104005         24,648.9267
01/01/2015 to 12/31/2015         13.104005          13.671473          7,469.6611
01/01/2016 to 12/31/2016         13.671473          14.612853          7,058.1752
01/01/2017 to 12/31/2017         14.612853          18.311975          5,303.3276
01/01/2018 to 12/31/2018         18.311975          17.848794          4,990.9149
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
01/01/2009 to 12/31/2009          7.651043           9.249565         40,936.5300
01/01/2010 to 12/31/2010          9.249565           9.959711         34,353.3452
01/01/2011 to 12/31/2011          9.959711           9.776712         33,765.3108
01/01/2012 to 12/31/2012          9.776712          10.615421         86,747.2136
01/01/2013 to 12/31/2013         10.615421          11.806193         87,233.1561
01/01/2014 to 12/31/2014         11.806193          12.271564         89,045.9164
01/01/2015 to 12/31/2015         12.271564          11.935256         77,208.7836
01/01/2016 to 12/31/2016         11.935256          12.513136         71,792.6236
01/01/2017 to 12/31/2017         12.513136          13.849425         78,966.2359
01/01/2018 to 12/31/2018         13.849425          13.103521         75,053.6602
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.078638          11.433469          4,372.4623
01/01/2013 to 12/31/2013         11.433469          10.821573          3,317.9421
01/01/2014 to 12/31/2014         10.821573          11.025808            572.3291
01/01/2015 to 12/31/2015         11.025808           9.767904             52.1058
01/01/2016 to 12/31/2016          9.767904          10.427270              0.0000
01/01/2017 to 12/31/2017         10.427270          11.217712          8,443.6277
01/01/2018 to 12/31/2018         11.217712          10.291172              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.909069          10.185425          4,774.4628
01/01/2013 to 12/31/2013         10.185425          11.007432          3,622.9924
01/01/2014 to 12/31/2014         11.007432          11.422048            624.9481
01/01/2015 to 12/31/2015         11.422048          11.178090             56.8963
01/01/2016 to 12/31/2016         11.178090          11.436581              0.0000
01/01/2017 to 12/31/2017         11.436581          12.696398          1,759.7439
01/01/2018 to 12/31/2018         12.696398          11.543816          1,654.1907
--------------------------       ---------          ---------          ----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.607839          16.677546          6,698.0000
01/01/2010 to 12/31/2010         16.677546          18.916374         11,890.4363
01/01/2011 to 12/31/2011         18.916374          18.967888          4,097.8195
01/01/2012 to 12/31/2012         18.967888          21.655009          8,716.2814
01/01/2013 to 12/31/2013         21.655009          23.195767         10,642.9732
01/01/2014 to 12/31/2014         23.195767          23.473952          4,366.5148
01/01/2015 to 12/31/2015         23.473952          22.066832          3,637.7936
01/01/2016 to 12/31/2016         22.066832          24.641087          3,909.6427
01/01/2017 to 12/31/2017         24.641087          26.015816          3,645.1006
01/01/2018 to 12/31/2018         26.015816          24.752738          3,120.8080
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.515886           9.767237        196,561.2400
01/01/2010 to 12/31/2010          9.767237          11.148208        173,030.4500
01/01/2011 to 12/31/2011         11.148208          10.291557        151,643.8023
01/01/2012 to 12/31/2012         10.291557          11.769572        138,613.1929
01/01/2013 to 12/31/2013         11.769572          14.933248        140,547.8621
01/01/2014 to 12/31/2014         14.933248          15.374689        130,596.2246
01/01/2015 to 12/31/2015         15.374689          14.760184        129,002.1825
01/01/2016 to 12/31/2016         14.760184          15.759017        122,593.7286
01/01/2017 to 12/31/2017         15.759017          18.981325        118,160.9097
01/01/2018 to 12/31/2018         18.981325          16.722434        103,779.6809
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.935849          10.351571         21,773.8357
01/01/2013 to 12/31/2013         10.351571          11.598045         20,197.0832
01/01/2014 to 12/31/2014         11.598045          12.459022         20,860.3935
01/01/2015 to 12/31/2015         12.459022          11.707250         16,991.4033
01/01/2016 to 12/31/2016         11.707250          12.429157         16,001.3102
01/01/2017 to 12/31/2017         12.429157          14.410188         15,847.0706
01/01/2018 to 12/31/2018         14.410188          13.076853         15,700.5635
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.528208          14.281682         68,513.4600
01/01/2010 to 12/31/2010         14.281682          16.776165         67,818.5016
01/01/2011 to 12/31/2011         16.776165          14.959592         59,132.6594
01/01/2012 to 12/31/2012         14.959592          17.290465         53,303.0915
01/01/2013 to 12/31/2013         17.290465          22.436265         55,002.8627
01/01/2014 to 12/31/2014         22.436265          22.358025         43,722.9349
01/01/2015 to 12/31/2015         22.358025          20.719583         27,652.2836
01/01/2016 to 12/31/2016         20.719583          26.643905         24,939.5693
01/01/2017 to 12/31/2017         26.643905          29.158860         23,175.0191
01/01/2018 to 12/31/2018         29.158860          24.212406         22,716.7544
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.082499          10.067748         13,738.5200
01/01/2010 to 12/31/2010         10.067748          12.197046          7,648.0808
01/01/2011 to 12/31/2011         12.197046           9.714793          8,582.3435
01/01/2012 to 12/31/2012          9.714793          11.314976          7,190.0374
01/01/2013 to 12/31/2013         11.314976          10.533176          8,918.5594
01/01/2014 to 12/31/2014         10.533176           9.646451          7,031.6411
01/01/2015 to 12/31/2015          9.646451           8.145194          6,398.1046
01/01/2016 to 12/31/2016          8.145194           8.897791          6,050.8850
01/01/2017 to 12/31/2017          8.897791          11.187399          5,335.8343
01/01/2018 to 12/31/2018         11.187399           9.404884          5,372.5953
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/03/2010 to 12/31/2010          9.997192          10.177855              0.0000
01/01/2011 to 12/31/2011         10.177855          10.172019          2,130.8445
01/01/2012 to 12/31/2012         10.172019          10.695033          4,061.2704
01/01/2013 to 12/31/2013         10.695033          10.879977          6,811.4544
01/01/2014 to 12/31/2014         10.879977          10.737665          7,313.2182
01/01/2015 to 12/31/2015         10.737665          10.431930          5,291.5993
01/01/2016 to 12/31/2016         10.431930          11.167567          5,100.8402
01/01/2017 to 12/31/2017         11.167567          11.343936          4,629.3450
01/01/2018 to 12/31/2018         11.343936          11.147008          4,615.1240
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          9.987193           9.724128          3,696.9764
01/01/2012 to 12/31/2012          9.724128           9.944730          3,600.0170
01/01/2013 to 12/31/2013          9.944730           9.856026          8,327.9703
01/01/2014 to 12/31/2014          9.856026           9.758172         18,689.6646
01/01/2015 to 12/31/2015          9.758172           9.500649         18,543.8809
01/01/2016 to 12/31/2016          9.500649           9.599527         18,483.2813
01/01/2017 to 12/31/2017          9.599527           9.530510         22,011.0453
01/01/2018 to 12/31/2018          9.530510           9.376829         25,240.1554
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.997754          10.849747              0.0000
01/01/2010 to 12/31/2010         10.849747          12.069219              0.0000
01/01/2011 to 12/31/2011         12.069219          11.785726              0.0000
01/01/2012 to 12/31/2012         11.785726          13.194934              0.0000
01/01/2013 to 12/31/2013         13.194934          13.061296              0.0000
01/01/2014 to 12/31/2014         13.061296          12.942194              0.0000
01/01/2015 to 12/31/2015         12.942194          12.152080              0.0000
01/01/2016 to 12/31/2016         12.152080          12.009625              0.0000
01/01/2017 to 12/31/2017         12.009625          11.783044              0.0000
01/01/2018 to 12/31/2018         11.783044          11.658441              0.0000
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           9.094890          12.005300        14,619.5000
01/01/2010 to 12/31/2010          12.005300          13.656337        12,853.6570
01/01/2011 to 12/31/2011          13.656337          12.632295        30,465.1240
01/01/2012 to 12/31/2012          12.632295          15.590890        30,480.4904
01/01/2013 to 12/31/2013          15.590890          15.816081        31,453.0316
01/01/2014 to 12/31/2014          15.816081          17.550999        30,873.9165
01/01/2015 to 12/31/2015          17.550999          16.953837        30,197.7883
01/01/2016 to 12/31/2016          16.953837          16.755054        30,407.0975
01/01/2017 to 12/31/2017          16.755054          18.179978        29,754.6397
01/01/2018 to 12/31/2018          18.179978          16.269241        29,425.7493
--------------------------        ---------          ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009           4.487781           5.845942       120,917.2300
01/01/2010 to 12/31/2010           5.845942           7.089778       112,486.3703
01/01/2011 to 12/31/2011           7.089778           7.171781       103,393.0913
01/01/2012 to 12/31/2012           7.171781           8.325782        98,195.4988
01/01/2013 to 12/31/2013           8.325782          11.876631        91,996.2979
01/01/2014 to 12/31/2014          11.876631          13.833976        76,216.4025
01/01/2015 to 12/31/2015          13.833976          13.006137        72,273.2992
01/01/2016 to 12/31/2016          13.006137          13.083773        70,323.2419
01/01/2017 to 12/31/2017          13.083773          15.178834        69,235.2303
01/01/2018 to 12/31/2018          15.178834          13.819572        65,049.4168
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         125.926993         128.945415             0.0000
01/01/2011 to 12/31/2011         128.945415         116.801881             0.0000
01/01/2012 to 12/31/2012         116.801881         140.182768             0.0000
01/01/2013 to 12/31/2013         140.182768         176.873069             0.0000
01/01/2014 to 04/25/2014         176.873069         183.802482             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009           4.542073           6.139525        12,896.0100
01/01/2010 to 12/31/2010           6.139525           6.456202        12,964.3517
01/01/2011 to 04/29/2011           6.456202           6.850412             0.0000
--------------------------       ----------         ----------       ------------

FIDELITY INSTITUTIONAL ASSET MANAGEMENT(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS
B) (FORMERLY PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-
 ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          10.702228          10.820402             0.0000
01/01/2013 to 12/31/2013          10.820402          10.121720             0.0000
01/01/2014 to 12/31/2014          10.121720          10.665690             0.0000
01/01/2015 to 12/31/2015          10.665690          10.494205         5,643.4964
01/01/2016 to 12/31/2016          10.494205          10.416702         6,556.4715
01/01/2017 to 12/31/2017          10.416702          10.471248         6,515.1384
01/01/2018 to 12/31/2018          10.471248          10.250957         6,588.6198
--------------------------       ----------         ----------       ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          10.843216          16.472555        79,704.6700
01/01/2010 to 12/31/2010          16.472555          18.788477        74,512.6114
01/01/2011 to 12/31/2011          18.788477          15.783629        78,145.3867
01/01/2012 to 12/31/2012          15.783629          19.984811        74,628.0154
01/01/2013 to 12/31/2013          19.984811          25.549173        68,272.3624
01/01/2014 to 12/31/2014          25.549173          23.581396        66,729.8248
01/01/2015 to 12/31/2015          23.581396          22.058085        54,558.8563
01/01/2016 to 12/31/2016          22.058085          23.377743        54,334.0453
01/01/2017 to 12/31/2017          23.377743          29.874374        85,038.6252
01/01/2018 to 12/31/2018          29.874374          22.248988        85,575.8702
--------------------------       ----------         ----------       ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010605           1.043317         46,263.5041
01/01/2013 to 12/31/2013          1.043317           1.041170         70,658.3000
01/01/2014 to 12/31/2014          1.041170           1.076969         56,123.1480
01/01/2015 to 12/31/2015          1.076969           1.010745            551.3053
01/01/2016 to 12/31/2016          1.010745           1.106261              0.0000
01/01/2017 to 12/31/2017          1.106261           1.192268              0.0000
01/01/2018 to 12/31/2018          1.192268           1.092783        154,840.1562
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.112139           8.819300          7,951.7300
01/01/2010 to 12/31/2010          8.819300           9.923869         12,288.0352
01/01/2011 to 12/31/2011          9.923869           9.578696         10,192.5939
01/01/2012 to 12/31/2012          9.578696          11.113050          6,020.2183
01/01/2013 to 12/31/2013         11.113050          14.740609          8,165.7138
01/01/2014 to 12/31/2014         14.740609          15.786323          9,058.4239
01/01/2015 to 12/31/2015         15.786323          14.542473          6,830.7558
01/01/2016 to 12/31/2016         14.542473          16.711910          6,268.1492
01/01/2017 to 12/31/2017         16.711910          19.324462          4,893.9996
01/01/2018 to 12/31/2018         19.324462          16.629122          4,413.3859
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.240888          12.115212         50,197.0200
01/01/2010 to 12/31/2010         12.115212          14.977377         49,621.3780
01/01/2011 to 12/31/2011         14.977377          14.515408         40,492.5668
01/01/2012 to 12/31/2012         14.515408          16.811721         39,446.4404
01/01/2013 to 12/31/2013         16.811721          23.088062         37,788.0355
01/01/2014 to 12/31/2014         23.088062          24.408953         31,712.5775
01/01/2015 to 12/31/2015         24.408953          23.504746         29,128.2472
01/01/2016 to 12/31/2016         23.504746          25.660983         28,483.0382
01/01/2017 to 12/31/2017         25.660983          31.510823         28,817.3517
01/01/2018 to 12/31/2018         31.510823          28.074864         27,192.3664
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         10.872790          10.297447          3,284.3397
01/01/2014 to 12/31/2014         10.297447          10.602214          7,136.3516
01/01/2015 to 12/31/2015         10.602214          10.437242          6,532.3924
01/01/2016 to 12/31/2016         10.437242          10.453481          6,377.5760
01/01/2017 to 12/31/2017         10.453481          10.581118         19,070.0249
01/01/2018 to 12/31/2018         10.581118          10.367481         19,675.5651
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          8.912431           9.790053          6,156.6100
01/01/2010 to 12/31/2010          9.790053          10.176582          6,935.9090
01/01/2011 to 12/31/2011         10.176582          10.547825          4,051.8321
01/01/2012 to 12/31/2012         10.547825          10.840645          3,842.4804
01/01/2013 to 04/26/2013         10.840645          10.811986              0.0000
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012660           1.045354              0.0000
01/01/2013 to 12/31/2013          1.045354           1.136665              0.0000
01/01/2014 to 12/31/2014          1.136665           1.191283              0.0000
01/01/2015 to 12/31/2015          1.191283           1.177547         93,876.8736
01/01/2016 to 12/31/2016          1.177547           1.187144         92,835.8977
01/01/2017 to 12/31/2017          1.187144           1.356869         91,864.0571
01/01/2018 to 12/31/2018          1.356869           1.233642         90,939.7437
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANZ GLOBAL
INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT
 (CLASS B))
04/28/2014 to 12/31/2014          0.996761           1.035750              0.0000
01/01/2015 to 12/31/2015          1.035750           1.004751              0.0000
01/01/2016 to 12/31/2016          1.004751           1.004001              0.0000
01/01/2017 to 12/31/2017          1.004001           1.136042              0.0000
01/01/2018 to 04/30/2018          1.136042           1.105527              0.0000
--------------------------        --------           --------              ------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.672041          10.584426          1,791.4700
01/01/2010 to 12/31/2010         10.584426          12.652514          2,200.9857
01/01/2011 to 12/31/2011         12.652514          12.212475          3,838.2788
01/01/2012 to 12/31/2012         12.212475          13.989045         32,495.4844
01/01/2013 to 12/31/2013         13.989045          16.052704         32,554.5565
01/01/2014 to 12/31/2014         16.052704          16.272245          3,866.1691
01/01/2015 to 12/31/2015         16.272245          16.137760          2,924.7513
01/01/2016 to 12/31/2016         16.137760          16.565599          2,885.6505
01/01/2017 to 12/31/2017         16.565599          19.958458          2,662.4376
01/01/2018 to 12/31/2018         19.958458          18.497802          2,612.4025
--------------------------       ---------          ---------         -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.076318           1.120516              0.0000
01/01/2014 to 12/31/2014          1.120516           1.199445              0.0000
01/01/2015 to 12/31/2015          1.199445           1.160865         12,829.1384
01/01/2016 to 12/31/2016          1.160865           1.186913              0.0000
01/01/2017 to 12/31/2017          1.186913           1.343653              0.0000
01/01/2018 to 12/31/2018          1.343653           1.221661              0.0000
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.676406          12.472521         56,989.0800
01/01/2010 to 12/31/2010         12.472521          13.613233         53,611.1868
01/01/2011 to 12/31/2011         13.613233          11.908439         41,719.3999
01/01/2012 to 12/31/2012         11.908439          13.614676         39,170.8243
01/01/2013 to 12/31/2013         13.614676          15.907121         38,577.7619
01/01/2014 to 12/31/2014         15.907121          14.501241         35,336.6041
01/01/2015 to 12/31/2015         14.501241          13.954939         32,902.2493
01/01/2016 to 12/31/2016         13.954939          13.552089         32,987.0320
01/01/2017 to 12/31/2017         13.552089          17.016318         30,514.1207
01/01/2018 to 12/31/2018         17.016318          14.335995         30,645.9573
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999719           1.030951              0.0000
01/01/2015 to 12/31/2015          1.030951           0.954708              0.0000
01/01/2016 to 12/31/2016          0.954708           1.039379              0.0000
01/01/2017 to 12/31/2017          1.039379           1.146637              0.0000
01/01/2018 to 12/31/2018          1.146637           1.037964              0.0000
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.733536          12.413779         94,678.8100
01/01/2010 to 12/31/2010         12.413779          13.105833         90,073.0620
01/01/2011 to 12/31/2011         13.105833          14.271210         89,220.5871
01/01/2012 to 12/31/2012         14.271210          15.256784         92,973.0769
01/01/2013 to 12/31/2013         15.256784          13.560777         87,162.8921
01/01/2014 to 12/31/2014         13.560777          13.669977         73,547.9903
01/01/2015 to 12/31/2015         13.669977          12.976045         73,662.8069
01/01/2016 to 12/31/2016         12.976045          13.346343         71,560.1728
01/01/2017 to 12/31/2017         13.346343          13.529712         73,842.7035
01/01/2018 to 12/31/2018         13.529712          12.934378         64,726.0167
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.543460          14.504569        129,723.6600
01/01/2010 to 12/31/2010         14.504569          15.371376        134,837.2915
01/01/2011 to 12/31/2011         15.371376          15.537655        113,620.0093
01/01/2012 to 12/31/2012         15.537655          16.631888        127,852.4161
01/01/2013 to 12/31/2013         16.631888          15.982289         93,686.7504
01/01/2014 to 12/31/2014         15.982289          16.314355         83,734.8458
01/01/2015 to 12/31/2015         16.314355          15.984109         78,472.2621
01/01/2016 to 12/31/2016         15.984109          16.068459         71,556.9249
01/01/2017 to 12/31/2017         16.068459          16.451847         72,401.3999
01/01/2018 to 12/31/2018         16.451847          16.079161         70,633.3395
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B) (FORMERLY SCHRODERS GLOBAL
MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214283          10.704310              0.0000
01/01/2014 to 12/31/2014         10.704310          11.393303            911.6629
01/01/2015 to 12/31/2015         11.393303          11.022422          2,136.9590
01/01/2016 to 12/31/2016         11.022422          11.291831              0.0000
01/01/2017 to 12/31/2017         11.291831          12.885680         14,226.7386
01/01/2018 to 04/30/2018         12.885680          12.297978              0.0000
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010638           1.063387              0.0000
01/01/2013 to 12/31/2013          1.063387           1.147148         48,830.6029
01/01/2014 to 12/31/2014          1.147148           1.210849              0.0000
01/01/2015 to 12/31/2015          1.210849           1.175850              0.0000
01/01/2016 to 12/31/2016          1.175850           1.217116              0.0000
01/01/2017 to 12/31/2017          1.217116           1.362966              0.0000
01/01/2018 to 12/31/2018          1.362966           1.209331         57,594.7580
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.391697          10.267504              0.0000
01/01/2010 to 12/31/2010         10.267504          11.290419          5,136.1553
01/01/2011 to 12/31/2011         11.290419          11.179172          9,830.5946
01/01/2012 to 12/31/2012         11.179172          12.357921         14,106.6935
01/01/2013 to 12/31/2013         12.357921          13.672826          8,628.9566
01/01/2014 to 12/31/2014         13.672826          14.173906          4,102.5825
01/01/2015 to 12/31/2015         14.173906          13.613658          2,210.2410
01/01/2016 to 12/31/2016         13.613658          14.108889          6,795.9097
01/01/2017 to 12/31/2017         14.108889          16.015781          2,880.1115
01/01/2018 to 12/31/2018         16.015781          14.666084          2,709.7111
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.693486           9.730686              0.0000
01/01/2010 to 12/31/2010          9.730686          10.882702              0.0000
01/01/2011 to 12/31/2011         10.882702          10.435307          2,458.4835
01/01/2012 to 12/31/2012         10.435307          11.759200          2,149.0024
01/01/2013 to 12/31/2013         11.759200          13.602685          7,111.1909
01/01/2014 to 12/31/2014         13.602685          14.043501          6,928.2292
01/01/2015 to 12/31/2015         14.043501          13.440543          6,752.2697
01/01/2016 to 12/31/2016         13.440543          14.073724          1,618.2208
01/01/2017 to 12/31/2017         14.073724          16.496638         10,627.1245
01/01/2018 to 12/31/2018         16.496638          14.746471          9,984.0487
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         34.593831          40.125478         54,488.0400
01/01/2010 to 12/31/2010         40.125478          46.002212         49,551.4821
01/01/2011 to 12/31/2011         46.002212          43.263096         45,636.8189
01/01/2012 to 12/31/2012         43.263096          50.000256         41,882.8627
01/01/2013 to 12/31/2013         50.000256          65.531408         39,340.2955
01/01/2014 to 12/31/2014         65.531408          72.728080         38,887.9346
01/01/2015 to 12/31/2015         72.728080          68.697126         36,209.8347
01/01/2016 to 12/31/2016         68.697126          78.034035         33,982.4476
01/01/2017 to 12/31/2017         78.034035          89.413198         31,763.7850
01/01/2018 to 12/31/2018         89.413198          79.566627         28,976.2279
--------------------------       ---------          ---------         -----------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          5.516147           7.861642         90,335.8900
01/01/2010 to 12/31/2010          7.861642           9.834477         89,369.2072
01/01/2011 to 12/31/2011          9.834477           9.476551         73,616.8071
01/01/2012 to 12/31/2012          9.476551          10.553502         69,113.0790
01/01/2013 to 12/31/2013         10.553502          14.121510         68,355.5374
01/01/2014 to 12/31/2014         14.121510          15.602339         57,413.7649
01/01/2015 to 12/31/2015         15.602339          16.305845         33,494.4163
01/01/2016 to 12/31/2016         16.305845          16.967941         31,272.2736
01/01/2017 to 12/31/2017         16.967941          20.738182         30,645.7247
01/01/2018 to 12/31/2018         20.738182          19.869823         27,026.2507
--------------------------       ---------          ---------         -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.410831          19.104291          3,791.0900
01/01/2010 to 12/31/2010         19.104291          23.494954          3,765.7542
01/01/2011 to 12/31/2011         23.494954          22.167824            721.4174
01/01/2012 to 12/31/2012         22.167824          24.907361            473.4893
01/01/2013 to 12/31/2013         24.907361          31.797227          1,504.4013
01/01/2014 to 12/31/2014         31.797227          34.156089          2,044.7311
01/01/2015 to 12/31/2015         34.156089          30.457449          1,396.8364
01/01/2016 to 12/31/2016         30.457449          34.465786          1,292.8201
01/01/2017 to 12/31/2017         34.465786          36.967959          1,334.3376
01/01/2018 to 12/31/2018         36.967959          32.538900          1,302.1222
--------------------------       ---------          ---------         -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.421654          12.212179         40,584.5200
01/01/2010 to 12/31/2010         12.212179          14.863866         41,112.5701
01/01/2011 to 12/31/2011         14.863866          13.646317         36,358.8634
01/01/2012 to 12/31/2012         13.646317          15.790043         29,352.9525
01/01/2013 to 12/31/2013         15.790043          20.520707         27,717.4490
01/01/2014 to 12/31/2014         20.520707          22.763908         24,056.7182
01/01/2015 to 12/31/2015         22.763908          20.268233          9,319.7525
01/01/2016 to 12/31/2016         20.268233          22.474796          8,837.7130
01/01/2017 to 12/31/2017         22.474796          24.396025         10,918.2306
01/01/2018 to 12/31/2018         24.396025          20.721813         11,440.6016
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          8.862078           9.682738         20,423.8215
01/01/2014 to 12/31/2014          9.682738           9.169078          9,913.9789
01/01/2015 to 12/31/2015          9.169078           8.788056          9,151.6068
01/01/2016 to 12/31/2016          8.788056           9.044603          9,077.1752
01/01/2017 to 12/31/2017          9.044603          11.953464          8,512.5298
01/01/2018 to 12/31/2018         11.953464           9.696418          8,660.2568
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
01/01/2009 to 12/31/2009          6.027848           8.418799         30,291.0400
01/01/2010 to 12/31/2010          8.418799           8.816613         31,556.8252
01/01/2011 to 12/31/2011          8.816613           7.404028         21,489.9626
01/01/2012 to 12/31/2012          7.404028           8.518139         20,828.9914
01/01/2013 to 04/26/2013          8.518139           8.816266              0.0000
--------------------------        --------           --------         -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.316782          10.133027        153,467.3600
01/01/2010 to 12/31/2010         10.133027           9.927405        131,455.2273
01/01/2011 to 12/31/2011          9.927405           9.726501        149,537.6509
01/01/2012 to 12/31/2012          9.726501           9.528058        167,152.5694
01/01/2013 to 12/31/2013          9.528058           9.334712        141,028.2027
01/01/2014 to 12/31/2014          9.334712           9.145289        140,127.1267
01/01/2015 to 12/31/2015          9.145289           8.959710         33,976.3524
01/01/2016 to 12/31/2016          8.959710           8.787742         34,511.1681
01/01/2017 to 12/31/2017          8.787742           8.664545          4,474.8900
01/01/2018 to 12/31/2018          8.664545           8.619243          5,061.2211
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.215746          13.418405              0.0000
01/01/2015 to 12/31/2015         13.418405          13.069136              0.0000
01/01/2016 to 12/31/2016         13.069136          13.383984              0.0000
01/01/2017 to 12/31/2017         13.383984          14.022205              0.0000
01/01/2018 to 12/31/2018         14.022205          13.377452              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE DEFENSIVE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.875851          10.687800        126,693.2100
01/01/2010 to 12/31/2010         10.687800          11.612607        164,211.9385
01/01/2011 to 12/31/2011         11.612607          11.579475        168,431.8044
01/01/2012 to 12/31/2012         11.579475          12.581054        134,583.4394
01/01/2013 to 12/31/2013         12.581054          13.444904        114,930.1750
01/01/2014 to 04/25/2014         13.444904          13.527784              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE MODERATE STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.582542          10.601867        334,188.6900
01/01/2010 to 12/31/2010         10.601867          11.674761        274,492.8546
01/01/2011 to 12/31/2011         11.674761          11.425001        232,310.0657
01/01/2012 to 12/31/2012         11.425001          12.579176        169,775.1596
01/01/2013 to 12/31/2013         12.579176          14.077129        160,537.9014
01/01/2014 to 04/25/2014         14.077129          14.110529              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         13.525504          13.842960        294,006.2337
01/01/2015 to 12/31/2015         13.842960          13.416478        257,436.7449
01/01/2016 to 12/31/2016         13.416478          13.944446        253,179.9920
01/01/2017 to 12/31/2017         13.944446          15.116270        228,451.7695
01/01/2018 to 12/31/2018         15.116270          14.156141        163,050.4948
--------------------------       ---------          ---------        ------------


                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE BALANCED STRATEGY SUB-
 ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          8.191826          10.299750          735,086.8400
01/01/2010 to 12/31/2010         10.299750          11.461754          650,912.6262
01/01/2011 to 12/31/2011         11.461754          11.038436          559,918.7344
01/01/2012 to 12/31/2012         11.038436          12.319752          507,824.9307
01/01/2013 to 12/31/2013         12.319752          14.413633          463,858.8513
01/01/2014 to 04/25/2014         14.413633          14.404350                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.401923          14.851641          454,295.6334
01/01/2015 to 12/31/2015         14.851641          14.365781          390,814.0868
01/01/2016 to 12/31/2016         14.365781          15.074311          370,538.6552
01/01/2017 to 12/31/2017         15.074311          16.945039          336,363.5903
01/01/2018 to 12/31/2018         16.945039          15.582616          313,089.0954
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          7.871060          10.032325        1,611,443.6900
01/01/2010 to 12/31/2010         10.032325          11.351340        1,438,617.7224
01/01/2011 to 12/31/2011         11.351340          10.690669        1,082,626.8718
01/01/2012 to 12/31/2012         10.690669          12.118979          965,481.3865
01/01/2013 to 12/31/2013         12.118979          14.950002          925,600.6476
01/01/2014 to 04/25/2014         14.950002          14.859116                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE GROWTH STRATEGY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.002190           8.818786           22,022.9000
01/01/2010 to 12/31/2010          8.818786           9.507876            8,332.9815
01/01/2011 to 12/31/2011          9.507876           9.151333            8,249.5330
01/01/2012 to 12/31/2012          9.151333          10.410179            8,025.6572
01/01/2013 to 04/26/2013         10.410179          11.183989                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         14.846104          15.398025          812,776.3816
01/01/2015 to 12/31/2015         15.398025          14.829665          666,130.0681
01/01/2016 to 12/31/2016         14.829665          15.711517          591,388.6176
01/01/2017 to 12/31/2017         15.711517          18.343304          563,215.2351
01/01/2018 to 12/31/2018         18.343304          16.511295          527,412.9161
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.369136          11.577259           98,151.4700
01/01/2010 to 12/31/2010         11.577259          13.016635           92,654.0972
01/01/2011 to 12/31/2011         13.016635          13.580776           84,421.7788
01/01/2012 to 12/31/2012         13.580776          14.844569           76,307.4571
01/01/2013 to 12/31/2013         14.844569          19.853177           70,871.4179
01/01/2014 to 12/31/2014         19.853177          19.775866           58,721.8819
01/01/2015 to 12/31/2015         19.775866          17.501970           47,803.8541
01/01/2016 to 12/31/2016         17.501970          21.030992           44,630.8108
01/01/2017 to 12/31/2017         21.030992          23.189276           41,412.6341
01/01/2018 to 12/31/2018         23.189276          19.668063           37,505.6970
--------------------------       ---------          ---------        --------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.124727       14.156467             4,373.2600
01/01/2010 to 12/31/2010         14.156467       17.002492             4,657.5689
01/01/2011 to 12/31/2011         17.002492       13.950654               637.5415
01/01/2012 to 12/31/2012         13.950654       16.113009               491.5705
01/01/2013 to 12/31/2013         16.113009       20.143494               876.0211
01/01/2014 to 12/31/2014         20.143494       18.413529               391.0956
01/01/2015 to 12/31/2015         18.413529       19.078092               342.7346
01/01/2016 to 12/31/2016         19.078092       19.780008               311.5452
01/01/2017 to 12/31/2017         19.780008       25.280464               279.7896
01/01/2018 to 12/31/2018         25.280464       19.672233               282.9721
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         21.022340       21.305476               419.1866
01/01/2017 to 12/31/2017         21.305476       24.800783               401.4031
01/01/2018 to 12/31/2018         24.800783       24.208957               351.1354
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009         12.133060       14.811077             9,355.8400
01/01/2010 to 12/31/2010         14.811077       16.822447                 0.0000
01/01/2011 to 12/31/2011         16.822447       15.678760                 0.0000
01/01/2012 to 12/31/2012         15.678760       16.952845                 0.0000
01/01/2013 to 12/31/2013         16.952845       22.042344               533.1402
01/01/2014 to 12/31/2014         22.042344       23.955768               462.0722
01/01/2015 to 12/31/2015         23.955768       23.410826               400.8691
01/01/2016 to 04/29/2016         23.410826       23.506721                 0.0000
--------------------------       ---------       ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E)
01/01/2009 to 12/31/2009          8.531306       11.018414           193,040.5300
01/01/2010 to 12/31/2010         11.018414       12.070584           180,022.2170
01/01/2011 to 12/31/2011         12.070584       11.331899           162,869.5620
01/01/2012 to 12/31/2012         11.331899       12.510773           149,847.2390
01/01/2013 to 12/31/2013         12.510773       16.366597           139,638.2633
01/01/2014 to 12/31/2014         16.366597       17.709551           119,454.8128
01/01/2015 to 12/31/2015         17.709551       17.743453           107,780.3040
01/01/2016 to 12/31/2016         17.743453       18.626741           100,214.1940
01/01/2017 to 12/31/2017         18.626741       21.702745            92,124.3595
01/01/2018 to 12/31/2018         21.702745       21.206909            77,955.6181
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.167357       16.815150            13,215.8611
01/01/2014 to 12/31/2014         16.815150       18.265634            12,153.7340
01/01/2015 to 12/31/2015         18.265634       18.361003            11,470.1376
01/01/2016 to 12/31/2016         18.361003       18.916222            11,218.4193
01/01/2017 to 12/31/2017         18.916222       23.154930            10,196.2884
01/01/2018 to 12/31/2018         23.154930       21.343857             9,992.3871
--------------------------       ---------       ---------           ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          7.729185       11.143877            16,807.7200
01/01/2010 to 12/31/2010         11.143877       13.883593            15,048.1438
01/01/2011 to 12/31/2011         13.883593       12.586925            12,514.6318
01/01/2012 to 12/31/2012         12.586925       13.072406            13,084.0768
01/01/2013 to 04/26/2013         13.072406       14.076604                 0.0000
--------------------------       ---------       ---------           ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.805540          10.672653         74,894.7500
01/01/2010 to 12/31/2010         10.672653          11.639200         70,732.8889
01/01/2011 to 12/31/2011         11.639200          11.428787         61,764.9984
01/01/2012 to 12/31/2012         11.428787          12.937464        138,105.9396
01/01/2013 to 12/31/2013         12.937464          17.330845        130,818.0212
01/01/2014 to 12/31/2014         17.330845          18.463725        108,306.2129
01/01/2015 to 12/31/2015         18.463725          19.995587         98,678.7116
01/01/2016 to 12/31/2016         19.995587          19.564423         97,632.7353
01/01/2017 to 12/31/2017         19.564423          26.258957         84,107.3794
01/01/2018 to 12/31/2018         26.258957          25.752389         74,920.5354
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.685456           6.865193          1,491.5300
01/01/2010 to 12/31/2010          6.865193           7.760721          1,409.4862
01/01/2011 to 12/31/2011          7.760721           7.311594          2,012.2830
01/01/2012 to 12/31/2012          7.311594           8.070182          1,877.7076
01/01/2013 to 04/26/2013          8.070182           8.654844              0.0000
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.229254           7.362110        173,861.3000
01/01/2010 to 12/31/2010          7.362110           7.890564        144,029.2229
01/01/2011 to 12/31/2011          7.890564           7.624047        132,910.6729
01/01/2012 to 04/27/2012          7.624047           8.558898              0.0000
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/01/2009 to 12/31/2009         13.456001          13.879731            361.1000
01/01/2010 to 12/31/2010         13.879731          14.366508            358.2175
01/01/2011 to 12/31/2011         14.366508          15.082240            355.3819
01/01/2012 to 12/31/2012         15.082240          15.303989          2,555.1578
01/01/2013 to 12/31/2013         15.303989          14.608044          2,552.3423
01/01/2014 to 12/31/2014         14.608044          15.093023          5,816.1238
01/01/2015 to 12/31/2015         15.093023          14.778424          6,276.0207
01/01/2016 to 12/31/2016         14.778424          14.780645          6,581.7285
01/01/2017 to 12/31/2017         14.780645          14.906947          7,700.8074
01/01/2018 to 12/31/2018         14.906947          14.531102          7,613.2797
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.461985          12.984932              0.0000
01/01/2010 to 12/31/2010         12.984932          16.018888          5,008.2055
01/01/2011 to 12/31/2011         16.018888          15.342992         42,681.9727
01/01/2012 to 12/31/2012         15.342992          17.625280         42,239.1851
01/01/2013 to 12/31/2013         17.625280          22.923486         41,870.4865
01/01/2014 to 12/31/2014         22.923486          24.527257         49,042.7624
01/01/2015 to 12/31/2015         24.527257          23.386147         48,877.9547
01/01/2016 to 12/31/2016         23.386147          27.512981         48,637.2162
01/01/2017 to 12/31/2017         27.512981          31.162317         44,218.3690
01/01/2018 to 12/31/2018         31.162317          26.996057         43,712.2387
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.619725          11.060285              0.0000
01/01/2010 to 12/31/2010         11.060285          11.677349              0.0000
01/01/2011 to 12/31/2011         11.677349           9.993177              0.0000
01/01/2012 to 12/31/2012          9.993177          11.545600              0.0000
01/01/2013 to 12/31/2013         11.545600          13.736210              0.0000
01/01/2014 to 12/31/2014         13.736210          12.605501            629.6948
01/01/2015 to 12/31/2015         12.605501          12.187793              0.0000
01/01/2016 to 12/31/2016         12.187793          12.056147              0.0000
01/01/2017 to 12/31/2017         12.056147          14.711470              0.0000
01/01/2018 to 12/31/2018         14.711470          12.375869              0.0000
--------------------------       ---------          ---------            --------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.685008          13.095345              0.0000
01/01/2010 to 12/31/2010         13.095345          16.235634          2,612.0786
01/01/2011 to 12/31/2011         16.235634          15.218378          2,376.9875
01/01/2012 to 12/31/2012         15.218378          17.285185          2,150.2579
01/01/2013 to 12/31/2013         17.285185          23.390278          1,963.6697
01/01/2014 to 12/31/2014         23.390278          23.999550          1,801.6046
01/01/2015 to 12/31/2015         23.999550          22.445870          1,650.9707
01/01/2016 to 12/31/2016         22.445870          26.592101          1,496.9303
01/01/2017 to 12/31/2017         26.592101          29.779475          1,493.9416
01/01/2018 to 12/31/2018         29.779475          25.902652          1,430.4997
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.119100          10.016166         39,668.6500
01/01/2010 to 12/31/2010         10.016166          11.235003         26,841.0907
01/01/2011 to 12/31/2011         11.235003          11.187497        205,602.4941
01/01/2012 to 12/31/2012         11.187497          12.650241        201,415.8228
01/01/2013 to 12/31/2013         12.650241          16.322270        199,527.3140
01/01/2014 to 12/31/2014         16.322270          18.085723        210,634.2026
01/01/2015 to 12/31/2015         18.085723          17.880559        204,583.3937
01/01/2016 to 12/31/2016         17.880559          19.511752        204,046.1046
01/01/2017 to 12/31/2017         19.511752          23.175944        164,802.3766
01/01/2018 to 12/31/2018         23.175944          21.606195        164,351.7809
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.165536          19.969276          2,844.6483
01/01/2014 to 12/31/2014         19.969276          21.630437          2,670.5927
01/01/2015 to 12/31/2015         21.630437          21.114267          2,538.1144
01/01/2016 to 12/31/2016         21.114267          23.601650          2,643.2773
01/01/2017 to 12/31/2017         23.601650          27.189890          7,995.6149
01/01/2018 to 12/31/2018         27.189890          23.907192          8,121.9036
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          6.570607           8.039157              0.0000
01/01/2010 to 12/31/2010          8.039157           8.744321          3,470.1122
01/01/2011 to 12/31/2011          8.744321           8.520387          5,412.5983
01/01/2012 to 12/31/2012          8.520387           9.508166          5,178.5875
01/01/2013 to 04/26/2013          9.508166          10.393854              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.466541          22.959878         16,383.7796
01/01/2014 to 12/31/2014         22.959878          22.426351         11,453.2944
01/01/2015 to 12/31/2015         22.426351          22.054764          9,679.9167
01/01/2016 to 12/31/2016         22.054764          25.581810          9,268.6198
01/01/2017 to 12/31/2017         25.581810          28.946181          8,633.0176
01/01/2018 to 12/31/2018         28.946181          26.374621          8,302.4380
--------------------------       ---------          ---------        ------------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.103133          12.196978         25,078.5500
01/01/2010 to 12/31/2010         12.196978          14.681252         22,937.3621
01/01/2011 to 12/31/2011         14.681252          13.624996         21,745.8061
01/01/2012 to 12/31/2012         13.624996          14.052564         21,336.3432
01/01/2013 to 04/26/2013         14.052564          15.205400              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          6.604668           8.303149         35,853.2369
01/01/2014 to 12/31/2014          8.303149           8.852627         36,938.4793
01/01/2015 to 12/31/2015          8.852627           9.584759         32,700.3685
01/01/2016 to 12/31/2016          9.584759           9.534112         33,381.7789
01/01/2017 to 12/31/2017          9.534112          12.468386         42,531.4709
01/01/2018 to 12/31/2018         12.468386          12.072987         41,823.1122
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          3.333058           5.191245         47,426.2200
01/01/2010 to 12/31/2010          5.191245           6.494325         52,280.6177
01/01/2011 to 12/31/2011          6.494325           5.733182         43,904.8446
01/01/2012 to 12/31/2012          5.733182           6.296846         36,377.6302
01/01/2013 to 04/26/2013          6.296846           6.571153              0.0000
--------------------------       ---------          ---------         -----------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.588987          14.675024              0.0000
01/01/2010 to 12/31/2010         14.675024          18.550463              0.0000
01/01/2011 to 12/31/2011         18.550463          15.144079              0.0000
01/01/2012 to 12/31/2012         15.144079          15.217644              0.0000
01/01/2013 to 12/31/2013         15.217644          16.512274              0.0000
01/01/2014 to 12/31/2014         16.512274          13.131841              0.0000
01/01/2015 to 12/31/2015         13.131841           8.650679              0.0000
01/01/2016 to 12/31/2016          8.650679          12.182251              0.0000
01/01/2017 to 12/31/2017         12.182251          11.847313              0.0000
01/01/2018 to 12/31/2018         11.847313           8.256914              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         26.077592          26.931875         34,745.2006
01/01/2017 to 12/31/2017         26.931875          28.480061         34,039.1844
01/01/2018 to 12/31/2018         28.480061          26.776296         33,888.5501
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009         14.832868          19.875873         65,864.6100
01/01/2010 to 12/31/2010         19.875873          21.997497         60,180.4709
01/01/2011 to 12/31/2011         21.997497          22.513197         52,811.8570
01/01/2012 to 12/31/2012         22.513197          24.909463         47,982.7627
01/01/2013 to 12/31/2013         24.909463          26.351252         45,801.0658
01/01/2014 to 12/31/2014         26.351252          27.063253         41,199.4566
01/01/2015 to 12/31/2015         27.063253          25.937525         38,523.0157
01/01/2016 to 04/29/2016         25.937525          26.668811              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         26.610069          27.505868          3,712.8816
01/01/2017 to 12/31/2017         27.505868          29.101282          3,566.5813
01/01/2018 to 12/31/2018         29.101282          27.391269          3,416.2626
--------------------------       ---------          ---------         -----------


                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      11.680923          12.216698             4,363.6754
01/01/2011 to 12/31/2011      12.216698          12.383266             5,161.6601
01/01/2012 to 12/31/2012      12.383266          13.520302             8,108.1327
01/01/2013 to 12/31/2013      13.520302          13.432837            10,571.3250
01/01/2014 to 12/31/2014      13.432837          13.744940            14,372.4481
01/01/2015 to 12/31/2015      13.744940          13.269775             7,891.2872
01/01/2016 to 04/29/2016      13.269775          13.569805                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      14.843345          15.135540            29,877.1700
01/01/2010 to 12/31/2010      15.135540          15.642904            29,619.5781
01/01/2011 to 12/31/2011      15.642904          16.133378            28,131.1961
01/01/2012 to 12/31/2012      16.133378          16.285965            27,564.0001
01/01/2013 to 12/31/2013      16.285965          15.811050            26,592.4387
01/01/2014 to 12/31/2014      15.811050          15.885240            26,007.6695
01/01/2015 to 12/31/2015      15.885240          15.610682            25,952.1698
01/01/2016 to 12/31/2016      15.610682          15.450115            25,363.7620
01/01/2017 to 12/31/2017      15.450115          15.391157                 0.0000
01/01/2018 to 12/31/2018      15.391157          15.182328                 0.0000

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account C (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
  BHFTII Brighthouse Asset                                             (commencement of operations)
  Allocation 20 Sub-Account                                            through December 31, 2014
  BHFTII Brighthouse Asset
  Allocation 40 Sub-Account
  BHFTII Brighthouse Asset
  Allocation 60 Sub-Account
  BHFTII Brighthouse Asset
  Allocation 80 Sub-Account

-------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2000.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                     AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)       GLOBAL SMALL         AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                 GLOBAL GROWTH        CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $         96,855,482   $        23,204,124   $       122,244,243   $         24,867,440
   Due from Brighthouse Insurance
     Company...............................                     4                     3                    33                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................            96,855,486            23,204,127           122,244,276             24,867,440
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees............................                    21                    50                    26                     37
   Due to Brighthouse Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    21                    50                    26                     37
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $         96,855,465   $        23,204,077   $       122,244,250   $         24,867,403
                                             ====================   ===================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         96,855,465   $        23,204,077   $       122,042,421   $         24,867,403
   Net assets from contracts in payout.....                    --                    --               201,829                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Net Assets....................  $         96,855,465   $        23,204,077   $       122,244,250   $         24,867,403
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            BHFTI AMERICAN        BHFTI AMERICAN                             BHFTI AMERICAN
                                           FUNDS(R) BALANCED      FUNDS(R) GROWTH       BHFTI AMERICAN      FUNDS(R) MODERATE
                                              ALLOCATION            ALLOCATION          FUNDS(R) GROWTH        ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       212,430,679  $        236,340,561  $        29,243,437  $         98,790,390
   Due from Brighthouse Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          212,430,679           236,340,561           29,243,437            98,790,390
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   31                    26                   53                    11
   Due to Brighthouse Insurance
     Company............................                    1                     1                    1                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   32                    27                   54                    13
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       212,430,647  $        236,340,534  $        29,243,383  $         98,790,377
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       212,351,693  $        236,340,534  $        29,243,383  $         98,790,377
   Net assets from contracts in payout..               78,954                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       212,430,647  $        236,340,534  $        29,243,383  $         98,790,377
                                          ===================  ====================  ===================  ====================

                                                                  BHFTI BLACKROCK
                                           BHFTI AQR GLOBAL       GLOBAL TACTICAL       BHFTI BLACKROCK     BHFTI BRIGHTHOUSE
                                             RISK BALANCED          STRATEGIES            HIGH YIELD      ASSET ALLOCATION 100
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         7,193,453  $         49,195,239  $        13,018,456  $        130,295,007
   Due from Brighthouse Insurance
     Company............................                   --                    --                   --                     3
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................            7,193,453            49,195,239           13,018,456           130,295,010
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   43                    48                   73                    29
   Due to Brighthouse Insurance
     Company............................                    3                    --                    4                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   46                    48                   77                    29
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $         7,193,407  $         49,195,191  $        13,018,379  $        130,294,981
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,189,204  $         49,195,191  $        13,018,379  $        130,280,570
   Net assets from contracts in payout..                4,203                    --                   --                14,411
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $         7,193,407  $         49,195,191  $        13,018,379  $        130,294,981
                                          ===================  ====================  ===================  ====================


                                            BHFTI BRIGHTHOUSE   BHFTI BRIGHTHOUSE
                                              BALANCED PLUS      SMALL CAP VALUE
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       116,512,149  $        40,807,631
   Due from Brighthouse Insurance
     Company............................                   --                   11
                                          -------------------  -------------------
        Total Assets....................          116,512,149           40,807,642
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   45                   91
   Due to Brighthouse Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   45                   91
                                          -------------------  -------------------

NET ASSETS..............................  $       116,512,104  $        40,807,551
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       116,443,509  $        40,771,163
   Net assets from contracts in payout..               68,595               36,388
                                          -------------------  -------------------
        Total Net Assets................  $       116,512,104  $        40,807,551
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                     BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/       FRANKLIN         BHFTI BRIGHTHOUSE/
                                            ABERDEEN EMERGING        EATON VANCE        LOW DURATION            TEMPLETON
                                             MARKETS EQUITY         FLOATING RATE       TOTAL RETURN       INTERNATIONAL BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         37,677,344  $         3,116,845  $        29,105,514  $          4,378,586
   Due from Brighthouse Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            37,677,344            3,116,845           29,105,514             4,378,586
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    90                   36                   48                    19
   Due to Brighthouse Insurance
     Company............................                     8                    1                    4                     2
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    98                   37                   52                    21
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         37,677,246  $         3,116,808  $        29,105,462  $          4,378,565
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         37,523,441  $         3,116,808  $        29,099,692  $          4,378,565
   Net assets from contracts in payout..               153,805                   --                5,770                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         37,677,246  $         3,116,808  $        29,105,462  $          4,378,565
                                          ====================  ===================  ===================  ====================

                                          BHFTI BRIGHTHOUSE/                                                  BHFTI FIDELITY
                                              WELLINGTON                                                    INSTITUTIONAL ASSET
                                               LARGE CAP           BHFTI CLARION       BHFTI CLEARBRIDGE       MANAGEMENT(R)
                                               RESEARCH         GLOBAL REAL ESTATE     AGGRESSIVE GROWTH     GOVERNMENT INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         7,274,580  $         26,223,615  $         71,866,656  $          5,938,153
   Due from Brighthouse Insurance
     Company............................                    1                    --                     9                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................            7,274,581            26,223,615            71,866,665             5,938,153
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                    73                    74                    66
   Due to Brighthouse Insurance
     Company............................                   --                     2                    --                     7
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   45                    75                    74                    73
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         7,274,536  $         26,223,540  $         71,866,591  $          5,938,080
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,264,170  $         26,156,451  $         71,696,839  $          5,938,080
   Net assets from contracts in payout..               10,366                67,089               169,752                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         7,274,536  $         26,223,540  $         71,866,591  $          5,938,080
                                          ===================  ====================  ====================  ====================


                                             BHFTI HARRIS          BHFTI INVESCO
                                                OAKMARK            BALANCED-RISK
                                             INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        42,848,750  $         12,151,915
   Due from Brighthouse Insurance
     Company............................                    3                    --
                                          -------------------  --------------------
        Total Assets....................           42,848,753            12,151,915
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   66                    40
   Due to Brighthouse Insurance
     Company............................                   --                     2
                                          -------------------  --------------------
        Total Liabilities...............                   66                    42
                                          -------------------  --------------------

NET ASSETS..............................  $        42,848,687  $         12,151,873
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,812,161  $         12,151,873
   Net assets from contracts in payout..               36,526                    --
                                          -------------------  --------------------
        Total Net Assets................  $        42,848,687  $         12,151,873
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                   BHFTI
                                               BHFTI INVESCO        BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL
                                                 COMSTOCK         SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        92,001,983  $        40,865,491  $        12,812,276  $        14,727,509
   Due from Brighthouse Insurance
     Company..............................                   12                    4                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           92,001,995           40,865,495           12,812,276           14,727,509
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  101                   64                   53                   61
   Due to Brighthouse Insurance
     Company..............................                   --                   --                   20                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  101                   64                   73                   63
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        92,001,894  $        40,865,431  $        12,812,203  $        14,727,446
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        91,335,800  $        40,794,069  $        12,812,203  $        14,727,446
   Net assets from contracts in payout....              666,094               71,362                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        92,001,894  $        40,865,431  $        12,812,203  $        14,727,446
                                            ===================  ===================  ===================  ===================

                                                                                           BHFTI METLIFE        BHFTI MFS(R)
                                              BHFTI JPMORGAN      BHFTI LOOMIS SAYLES       MULTI-INDEX           RESEARCH
                                              SMALL CAP VALUE       GLOBAL MARKETS         TARGETED RISK        INTERNATIONAL
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         7,275,089  $        11,535,429   $         9,817,898  $        87,005,542
   Due from Brighthouse Insurance
     Company..............................                    7                    1                    --                    1
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................            7,275,096           11,535,430             9,817,898           87,005,543
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   64                   33                    25                  107
   Due to Brighthouse Insurance
     Company..............................                   --                   --                     2                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   64                   33                    27                  107
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $         7,275,032  $        11,535,397   $         9,817,871  $        87,005,436
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         7,267,477  $        11,535,397   $         9,817,871  $        86,666,485
   Net assets from contracts in payout....                7,555                   --                    --              338,951
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $         7,275,032  $        11,535,397   $         9,817,871  $        87,005,436
                                            ===================  ====================  ===================  ===================

                                                    BHFTI
                                               MORGAN STANLEY     BHFTI OPPENHEIMER
                                               MID CAP GROWTH       GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        55,045,333  $        38,203,347
   Due from Brighthouse Insurance
     Company..............................                    5                    7
                                            -------------------  -------------------
       Total Assets.......................           55,045,338           38,203,354
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   55                   90
   Due to Brighthouse Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   55                   90
                                            -------------------  -------------------

NET ASSETS................................  $        55,045,283  $        38,203,264
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        54,821,802  $        38,082,761
   Net assets from contracts in payout....              223,481              120,503
                                            -------------------  -------------------
       Total Net Assets...................  $        55,045,283  $        38,203,264
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI                BHFTI
                                              PANAGORA GLOBAL      PIMCO INFLATION        BHFTI PIMCO        BHFTI SCHRODERS
                                             DIVERSIFIED RISK      PROTECTED BOND        TOTAL RETURN      GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $           571,684  $        71,198,608  $       345,107,047  $         9,950,505
   Due from Brighthouse Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................              571,684           71,198,608          345,107,047            9,950,505
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   47                   76                   66                   59
   Due to Brighthouse Insurance
     Company..............................                    3                    7                   10                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   50                   83                   76                   59
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $           571,634  $        71,198,525  $       345,106,971  $         9,950,446
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           571,634  $        71,163,408  $       344,278,241  $         9,950,446
   Net assets from contracts in payout....                   --               35,117              828,730                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $           571,634  $        71,198,525  $       345,106,971  $         9,950,446
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                 SSGA GROWTH             BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE
                                               AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       115,618,544  $        38,512,857  $       440,696,310   $        68,259,876
   Due from Brighthouse Insurance
     Company..............................                   --                   --                   41                     2
                                            -------------------  -------------------  --------------------  --------------------
       Total Assets.......................          115,618,544           38,512,857          440,696,351            68,259,878
                                            -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   32                   55                   83                    54
   Due to Brighthouse Insurance
     Company..............................                   --                   --                   --                    --
                                            -------------------  -------------------  --------------------  --------------------
       Total Liabilities..................                   32                   55                   83                    54
                                            -------------------  -------------------  --------------------  --------------------

NET ASSETS................................  $       115,618,512  $        38,512,802  $       440,696,268   $        68,259,824
                                            ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       115,610,837  $        38,505,368  $       435,095,055   $        68,196,828
   Net assets from contracts in payout....                7,675                7,434            5,601,213                62,996
                                            -------------------  -------------------  --------------------  --------------------
       Total Net Assets...................  $       115,618,512  $        38,512,802  $       440,696,268   $        68,259,824
                                            ===================  ===================  ====================  ====================

                                                BHFTI VICTORY         BHFTI WELLS
                                                  SYCAMORE        CAPITAL MANAGEMENT
                                                MID CAP VALUE        MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       129,345,164  $        11,966,430
   Due from Brighthouse Insurance
     Company..............................                   14                    4
                                            -------------------  -------------------
       Total Assets.......................          129,345,178           11,966,434
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   81                   71
   Due to Brighthouse Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   81                   71
                                            -------------------  -------------------

NET ASSETS................................  $       129,345,097  $        11,966,363
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       128,301,301  $        11,951,414
   Net assets from contracts in payout....            1,043,796               14,949
                                            -------------------  -------------------
       Total Net Assets...................  $       129,345,097  $        11,966,363
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                BHFTII                                                      BHFTII BLACKROCK
                                            BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                          INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        13,116,642  $        88,430,596  $        11,432,297   $        51,886,943
   Due from Brighthouse Insurance
     Company............................                    2                   33                   10                    73
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           13,116,644           88,430,629           11,432,307            51,887,016
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   65                   47                   76                    60
   Due to Brighthouse Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   65                   47                   76                    60
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        13,116,579  $        88,430,582  $        11,432,231   $        51,886,956
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,109,916  $        88,278,436  $        11,427,266   $        51,442,106
   Net assets from contracts in payout..                6,663              152,146                4,965               444,850
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        13,116,579  $        88,430,582  $        11,432,231   $        51,886,956
                                          ===================  ===================  ====================  ===================



                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         20,617,290  $        859,734,065  $      2,023,222,785  $      1,328,960,492
   Due from Brighthouse Insurance
     Company............................                    --                     1                     1                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            20,617,290           859,734,066         2,023,222,786         1,328,960,495
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                    45                    27                    17
   Due to Brighthouse Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    31                    45                    27                    17
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         20,617,259  $        859,734,021  $      2,023,222,759  $      1,328,960,478
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         20,535,917  $        858,358,177  $      2,020,350,796  $      1,328,277,803
   Net assets from contracts in payout..                81,342             1,375,844             2,871,963               682,675
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         20,617,259  $        859,734,021  $      2,023,222,759  $      1,328,960,478
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                                 ARTISAN            INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         26,368,025  $          4,045,678
   Due from Brighthouse Insurance
     Company............................                   157                     2
                                          --------------------  --------------------
        Total Assets....................            26,368,182             4,045,680
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    62                   108
   Due to Brighthouse Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    62                   108
                                          --------------------  --------------------

NET ASSETS..............................  $         26,368,120  $          4,045,572
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,324,986  $          4,045,572
   Net assets from contracts in payout..                43,134                    --
                                          --------------------  --------------------
        Total Net Assets................  $         26,368,120  $          4,045,572
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                           BHFTII BRIGHTHOUSE/
                                               WELLINGTON                                                        BHFTII
                                               CORE EQUITY        BHFTII FRONTIER           BHFTII            LOOMIS SAYLES
                                              OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH     SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        229,409,584  $         6,735,146  $       116,272,358  $         14,007,102
   Due from Brighthouse Insurance
     Company............................                    53                   15                    6                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           229,409,637            6,735,161          116,272,364            14,007,107
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  111                   67                    77
   Due to Brighthouse Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  111                   67                    77
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        229,409,483  $         6,735,050  $       116,272,297  $         14,007,030
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        228,219,588  $         6,724,120  $       115,909,678  $         13,951,255
   Net assets from contracts in payout..             1,189,895               10,930              362,619                55,775
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        229,409,483  $         6,735,050  $       116,272,297  $         14,007,030
                                          ====================  ===================  ===================  ====================



                                             BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX  MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          6,162,362  $         6,527,583  $          2,696,511   $         5,014,343
   Due from Brighthouse Insurance
     Company............................                    --                    6                    --                     5
                                          --------------------  -------------------  --------------------  ---------------------
       Total Assets.....................             6,162,362            6,527,589             2,696,511             5,014,348
                                          --------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    44                   45                    40                    41
   Due to Brighthouse Insurance
     Company............................                     6                   --                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Liabilities................                    50                   45                    40                    41
                                          --------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
                                          ====================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Net Assets.................  $          6,162,312  $         6,527,544  $          2,696,471   $         5,014,307
                                          ====================  ===================  ====================  =====================



                                             BHFTII METLIFE        BHFTII MFS(R)
                                               STOCK INDEX         TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        48,425,462  $         75,142,905
   Due from Brighthouse Insurance
     Company............................                   26                    96
                                          -------------------  --------------------
       Total Assets.....................           48,425,488            75,143,001
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   27                    45
   Due to Brighthouse Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   27                    45
                                          -------------------  --------------------

NET ASSETS..............................  $        48,425,461  $         75,142,956
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        48,425,461  $         74,447,923
   Net assets from contracts in payout..                   --               695,033
                                          -------------------  --------------------
       Total Net Assets.................  $        48,425,461  $         75,142,956
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                      BHFTII              BHFTII                BHFTII
                                                                 NEUBERGER BERMAN      T. ROWE PRICE         T. ROWE PRICE
                                          BHFTII MFS(R) VALUE         GENESIS        LARGE CAP GROWTH      SMALL CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       153,243,629  $        35,513,918  $        60,012,923  $         13,283,159
   Due from Brighthouse Insurance
     Company............................                   10                   18                   10                     6
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          153,243,639           35,513,936           60,012,933            13,283,165
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   77                  119                   64                    57
   Due to Brighthouse Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   77                  119                   64                    57
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       153,243,562  $        35,513,817  $        60,012,869  $         13,283,108
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       153,070,692  $        35,387,904  $        59,819,107  $         13,273,883
   Net assets from contracts in payout..              172,870              125,913              193,762                 9,225
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       153,243,562  $        35,513,817  $        60,012,869  $         13,283,108
                                          ===================  ===================  ===================  ====================

                                                                  BHFTII WESTERN
                                                 BHFTII          ASSET MANAGEMENT       BHFTII WESTERN              DWS
                                              VANECK GLOBAL       STRATEGIC BOND       ASSET MANAGEMENT     GOVERNMENT & AGENCY
                                            NATURAL RESOURCES      OPPORTUNITIES        U.S. GOVERNMENT       SECURITIES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,714,263  $       162,513,879  $          3,555,512   $           266,436
   Due from Brighthouse Insurance
     Company............................                     2                   52                    --                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Assets.....................             2,714,265          162,513,931             3,555,512               266,436
                                          --------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    33                  183                    41                     9
   Due to Brighthouse Insurance
     Company............................                    --                   --                     4                     3
                                          --------------------  -------------------  --------------------  ---------------------
       Total Liabilities................                    33                  183                    45                    12
                                          --------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,714,232  $       162,513,748  $          3,555,467   $           266,424
                                          ====================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,714,232  $       161,344,788  $          3,540,666   $           266,424
   Net assets from contracts in payout..                    --            1,168,960                14,801                    --
                                          --------------------  -------------------  --------------------  ---------------------
       Total Net Assets.................  $          2,714,232  $       162,513,748  $          3,555,467   $           266,424
                                          ====================  ===================  ====================  =====================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                              EQUITY-INCOME     GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,651,457   $           100,695
   Due from Brighthouse Insurance
     Company............................                     1                    --
                                          --------------------  --------------------
       Total Assets.....................             4,651,458               100,695
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    42                     6
   Due to Brighthouse Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
       Total Liabilities................                    42                     8
                                          --------------------  --------------------

NET ASSETS..............................  $          4,651,416   $           100,687
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,648,615   $           100,687
   Net assets from contracts in payout..                 2,801                    --
                                          --------------------  --------------------
       Total Net Assets.................  $          4,651,416   $           100,687
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                            FTVIPT TEMPLETON       INVESCO V.I.            PIMCO VIT             PIMCO VIT
                                               FOREIGN VIP     INTERNATIONAL GROWTH       HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        16,927,556  $          4,328,177  $          4,376,079  $          5,455,383
   Due from Brighthouse Insurance
     Company............................                   --                     6                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           16,927,556             4,328,183             4,376,079             5,455,383
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   51                    64                    39                    21
   Due to Brighthouse Insurance
     Company............................                    2                    --                     3                     3
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   53                    64                    42                    24
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        16,927,503  $          4,328,119  $          4,376,037  $          5,455,359
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        16,867,291  $          4,308,949  $          4,364,995  $          5,455,359
   Net assets from contracts in payout..               60,212                19,170                11,042                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        16,927,503  $          4,328,119  $          4,376,037  $          5,455,359
                                          ===================  ====================  ====================  ====================

                                                PUTNAM VT             PUTNAM VT           RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                              EQUITY INCOME      SUSTAINABLE LEADERS  REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  --------------------  ----------------------  ---------------------
ASSETS:
   Investments at fair value............  $         16,529,911  $          1,966,962   $            358,102    $         1,658,411
   Due from Brighthouse Insurance
     Company............................                    10                     2                     --                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Assets....................            16,529,921             1,966,964                358,102              1,658,411
                                          --------------------  --------------------  ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    60                    51                      7                      6
   Due to Brighthouse Insurance
     Company............................                    --                    --                      1                      2
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Liabilities...............                    60                    51                      8                      8
                                          --------------------  --------------------  ----------------------  ---------------------

NET ASSETS..............................  $         16,529,861  $          1,966,913   $            358,094    $         1,658,403
                                          ====================  ====================  ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,401,319  $          1,930,754   $            357,794    $         1,658,043
   Net assets from contracts in payout..               128,542                36,159                    300                    360
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Net Assets................  $         16,529,861  $          1,966,913   $            358,094    $         1,658,403
                                          ====================  ====================  ======================  =====================

                                                 RUSSELL           RUSSELL U.S.
                                             STRATEGIC BOND      SMALL CAP EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,923,919  $            898,551
   Due from Brighthouse Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,923,919               898,551
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    4                     5
   Due to Brighthouse Insurance
     Company............................                    3                     2
                                          -------------------  --------------------
        Total Liabilities...............                    7                     7
                                          -------------------  --------------------

NET ASSETS..............................  $         2,923,912  $            898,544
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,922,624  $            898,404
   Net assets from contracts in payout..                1,288                   140
                                          -------------------  --------------------
        Total Net Assets................  $         2,923,912  $            898,544
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                                                    RUSSELL U.S.
                                                                                                                  STRATEGIC EQUITY
                                                                                                                     SUB-ACCOUNT
                                                                                                               ---------------------
ASSETS:
   Investments at fair value................................................................................   $           5,037,203
   Due from Brighthouse Insurance
      Company...............................................................................................                      --
                                                                                                               ---------------------
        Total Assets........................................................................................               5,037,203
                                                                                                               ---------------------
LIABILITIES:
   Accrued fees.............................................................................................                       7
   Due to Brighthouse Insurance
      Company...............................................................................................                       1
                                                                                                               ---------------------
        Total Liabilities...................................................................................                       8
                                                                                                               ---------------------

NET ASSETS..................................................................................................   $           5,037,195
                                                                                                               =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................................................................   $           5,020,675
   Net assets from contracts in payout......................................................................                  16,520
                                                                                                               ---------------------
        Total Net Assets....................................................................................   $           5,037,195
                                                                                                               =====================



 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)      GLOBAL SMALL       AMERICAN FUNDS(R)     BHFTI AB GLOBAL
                                                 GLOBAL GROWTH       CAPITALIZATION           GROWTH         DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           734,571  $             21,739  $           587,080  $           460,336
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              693,527               170,750              903,512              205,925
      Administrative charges...............              276,663                67,051              350,793               70,417
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              970,190               237,801            1,254,305              276,342
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (235,619)             (216,062)            (667,225)              183,994
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,520,481             1,196,009           13,835,207              111,666
      Realized gains (losses) on sale of
        investments........................            3,540,776               843,947            7,819,969              377,579
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           11,061,257             2,039,956           21,655,176              489,245
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,824,393)           (4,636,729)         (20,750,894)          (2,900,362)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,763,136)           (2,596,773)              904,282          (2,411,117)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (9,998,755)  $        (2,812,835)  $           237,057  $       (2,227,123)
                                             ===================  ====================  ===================  ===================

                                               BHFTI AMERICAN        BHFTI AMERICAN                           BHFTI AMERICAN
                                              FUNDS(R) BALANCED      FUNDS(R) GROWTH      BHFTI AMERICAN     FUNDS(R) MODERATE
                                                 ALLOCATION            ALLOCATION         FUNDS(R) GROWTH       ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,390,481  $         3,247,558  $           129,723  $         1,858,783
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,163,576            3,611,350              454,961            1,442,039
      Administrative charges...............              587,189              675,709               84,012              270,957
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,750,765            4,287,059              538,973            1,712,996
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (360,284)          (1,039,501)            (409,250)              145,787
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,344,828           15,541,882            4,647,952            5,187,789
      Realized gains (losses) on sale of
        investments........................            3,741,379            4,221,508            1,150,291            1,007,022
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           16,086,207           19,763,390            5,798,243            6,194,811
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (28,724,878)         (36,801,851)          (5,661,993)         (11,470,482)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,638,671)         (17,038,461)              136,250          (5,275,671)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,998,955)  $      (18,077,962)  $         (273,000)  $       (5,129,884)
                                             ===================  ===================  ===================  ===================

                                                                     BHFTI BLACKROCK
                                              BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                RISK BALANCED          STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            31,915  $           776,664
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               96,683              470,220
      Administrative charges...............               21,008              138,190
                                             -------------------  -------------------
        Total expenses.....................              117,691              608,410
                                             -------------------  -------------------
          Net investment income (loss).....             (85,776)              168,254
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              772,349            3,888,463
      Realized gains (losses) on sale of
        investments........................            (307,471)               86,934
                                             -------------------  -------------------
          Net realized gains (losses)......              464,878            3,975,397
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,014,578)          (8,635,951)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (549,700)          (4,660,554)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (635,476)  $       (4,492,300)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                               BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                 HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS        SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           716,288  $          1,608,607  $         2,156,271  $            462,330
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              168,567             2,033,588              955,989               666,371
      Administrative charges...............               36,430               394,115              326,025               114,294
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              204,997             2,427,703            1,282,014               780,665
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              511,291             (819,096)              874,257             (318,335)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,694,705           11,078,393             2,410,476
      Realized gains (losses) on sale of
        investments........................            (159,005)             5,524,679              468,358               645,328
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            (159,005)            11,219,384           11,546,751             3,055,804
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (939,334)          (27,128,135)         (23,167,440)          (11,138,955)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,098,339)          (15,908,751)         (11,620,689)           (8,083,151)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (587,048)  $       (16,727,847)  $      (10,746,432)  $        (8,401,486)
                                             ===================  ====================  ===================  ====================

                                                                                         BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/        FRANKLIN         BHFTI BRIGHTHOUSE/
                                               ABERDEEN EMERGING        EATON VANCE         LOW DURATION            TEMPLETON
                                                MARKETS EQUITY         FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,077,412  $            111,231  $           542,661  $                 --
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               445,032                47,140              255,802                31,561
      Administrative charges...............               100,413                 7,939               76,243                11,806
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................               545,445                55,079              332,045                43,367
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               531,967                56,152              210,616              (43,367)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --                    --
      Realized gains (losses) on sale of
        investments........................               166,247                 2,772            (153,540)              (73,205)
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               166,247                 2,772            (153,540)              (73,205)
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,351,401)              (99,780)            (257,192)               120,397
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (7,185,154)              (97,008)            (410,732)                47,192
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (6,653,187)  $           (40,856)  $         (200,116)  $              3,825
                                             ====================  ====================  ===================  ====================

                                             BHFTI BRIGHTHOUSE/
                                                 WELLINGTON
                                                  LARGE CAP           BHFTI CLARION
                                                  RESEARCH         GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            70,282  $          1,727,264
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               53,363               366,830
      Administrative charges...............               21,618                70,596
                                             -------------------  --------------------
        Total expenses.....................               74,981               437,426
                                             -------------------  --------------------
           Net investment income (loss)....              (4,699)             1,289,838
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,033,531                    --
      Realized gains (losses) on sale of
        investments........................              494,927              (96,772)
                                             -------------------  --------------------
           Net realized gains (losses).....            1,528,458              (96,772)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,998,959)           (4,201,536)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (470,501)           (4,298,308)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (475,200)  $        (3,008,470)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                    BHFTI FIDELITY
                                                                  INSTITUTIONAL ASSET      BHFTI HARRIS         BHFTI INVESCO
                                              BHFTI CLEARBRIDGE      MANAGEMENT(R)            OAKMARK           BALANCED-RISK
                                              AGGRESSIVE GROWTH    GOVERNMENT INCOME       INTERNATIONAL         ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           512,524  $           154,665  $         1,033,084  $           162,223
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,132,728               43,772              879,591              160,053
      Administrative charges...............              207,434               13,669              147,449               35,731
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,340,162               57,441            1,027,040              195,784
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (827,638)               97,224                6,044             (33,561)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,040,798                   --            2,514,488            1,088,821
      Realized gains (losses) on sale of
        investments........................            5,528,146             (37,956)              102,416            (174,842)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,568,944             (37,956)            2,616,904              913,979
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (14,965,354)            (115,648)         (18,099,565)          (1,946,658)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (5,396,410)            (153,604)         (15,482,661)          (1,032,679)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,224,048)  $          (56,380)  $      (15,476,617)  $       (1,066,240)
                                             ===================  ===================  ===================  ===================


                                                                                                                    BHFTI
                                                BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN       JPMORGAN GLOBAL
                                                  COMSTOCK          SMALL CAP GROWTH         CORE BOND        ACTIVE ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           689,688  $                --  $           388,270  $           259,823
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              899,197              693,291              196,335              152,862
      Administrative charges...............              274,654              123,153               35,882               40,870
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,173,851              816,444              232,217              193,732
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (484,163)            (816,444)              156,053               66,091
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,255,966            6,561,931                   --              872,951
      Realized gains (losses) on sale of
        investments........................            4,439,507              303,116            (148,792)               62,463
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,695,473            6,865,047            (148,792)              935,414
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (25,810,887)         (10,470,712)            (270,494)          (2,388,550)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (13,115,414)          (3,605,665)            (419,286)          (1,453,136)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,599,577)  $       (4,422,109)  $         (263,233)  $       (1,387,045)
                                             ===================  ===================  ===================  ===================


                                                                         BHFTI
                                               BHFTI JPMORGAN        LOOMIS SAYLES
                                               SMALL CAP VALUE      GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            94,189  $           238,687
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               57,513              180,513
      Administrative charges...............               22,350               32,423
                                             -------------------  -------------------
        Total expenses.....................               79,863              212,936
                                             -------------------  -------------------
          Net investment income (loss).....               14,326               25,751
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              517,291              822,066
      Realized gains (losses) on sale of
        investments........................              224,127              355,554
                                             -------------------  -------------------
          Net realized gains (losses)......              741,418            1,177,620
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,977,502)          (2,055,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,236,084)            (877,393)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,221,758)  $         (851,642)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTI METLIFE        BHFTI MFS(R)             BHFTI
                                                 MULTI-INDEX           RESEARCH          MORGAN STANLEY     BHFTI OPPENHEIMER
                                                TARGETED RISK        INTERNATIONAL       MID CAP GROWTH       GLOBAL EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           199,906  $        2,047,611  $                --  $           456,620
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              143,953           1,136,573              518,166              330,610
      Administrative charges...............               28,926             238,175              150,797              111,924
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................              172,879           1,374,748              668,963              442,534
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....               27,027             672,863            (668,963)               14,086
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              739,740                  --           11,609,943            4,293,638
      Realized gains (losses) on sale of
        investments........................             (37,914)           1,027,853            5,466,741            1,666,251
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......              701,826           1,027,853           17,076,684            5,959,889
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,728,635)        (17,230,911)         (10,506,566)         (12,041,515)
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,026,809)        (16,203,058)            6,570,118          (6,081,626)
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (999,782)  $     (15,530,195)  $         5,901,155  $       (6,067,540)
                                             ===================  ==================  ===================  ===================

                                                     BHFTI                BHFTI
                                                PANAGORA GLOBAL      PIMCO INFLATION       BHFTI PIMCO        BHFTI SCHRODERS
                                               DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN      GLOBAL MULTI-ASSET
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,221,756  $         5,006,947  $          164,831
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               11,940              764,982            3,366,483             107,876
      Administrative charges...............                2,591              193,424              901,314              25,373
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................               14,531              958,406            4,267,797             133,249
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             (14,531)              263,350              739,150              31,582
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               75,869                   --                   --             553,833
      Realized gains (losses) on sale of
        investments........................             (29,999)          (1,078,708)          (1,768,364)             102,321
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......               45,870          (1,078,708)          (1,768,364)             656,154
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (129,454)          (2,039,581)          (4,500,654)         (1,729,866)
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (83,584)          (3,118,289)          (6,269,018)         (1,073,712)
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (98,115)  $       (2,854,939)  $       (5,529,868)  $      (1,042,130)
                                             ===================  ===================  ===================  ==================

                                                     BHFTI
                                                  SSGA GROWTH            BHFTI
                                                AND INCOME ETF      SSGA GROWTH ETF
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,080,037  $           913,766
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,209,159              549,761
      Administrative charges...............              331,004              113,067
                                             -------------------  -------------------
        Total expenses.....................            1,540,163              662,828
                                             -------------------  -------------------
          Net investment income (loss).....            1,539,874              250,938
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,881,047            2,581,919
      Realized gains (losses) on sale of
        investments........................            1,489,439              680,602
                                             -------------------  -------------------
          Net realized gains (losses)......            7,370,486            3,262,521
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,498,688)          (7,832,247)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (11,128,202)          (4,569,726)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (9,588,328)  $       (4,318,788)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                           BHFTI VICTORY          BHFTI WELLS
                                             BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE       SYCAMORE         CAPITAL MANAGEMENT
                                               LARGE CAP VALUE       MID CAP GROWTH        MID CAP VALUE         MID CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,636,460  $                --   $           908,722  $           141,654
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,798,656            1,063,163             1,509,898              215,706
      Administrative charges...............            1,124,335              196,291               368,800               36,484
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            6,922,991            1,259,454             1,878,698              252,190
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            2,713,469          (1,259,454)             (969,976)            (110,536)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           48,766,357           11,032,365            27,198,658            1,265,440
      Realized gains (losses) on sale of
        investments........................           14,760,753            1,816,852               691,960            (235,222)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           63,527,110           12,849,217            27,890,618            1,030,218
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (116,815,658)         (13,759,207)          (42,986,719)          (3,035,789)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (53,288,548)            (909,990)          (15,096,101)          (2,005,571)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (50,575,079)  $       (2,169,444)   $      (16,066,077)  $       (2,116,107)
                                             ===================  ====================  ===================  ===================

                                                    BHFTII                                                     BHFTII BLACKROCK
                                                BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK        ULTRA-SHORT
                                              INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION       TERM BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           143,725   $         2,967,754  $             15,114  $           405,500
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              202,785               663,673               123,313              684,848
      Administrative charges...............               38,869               226,627                27,724              127,963
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              241,654               890,300               151,037              812,811
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (97,929)             2,077,454             (135,923)            (407,311)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --             1,601,793                3,136
      Realized gains (losses) on sale of
        investments........................              374,443             (418,050)               585,802              107,061
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              374,443             (418,050)             2,187,595              110,197
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,231,051)           (3,210,709)           (1,906,829)              297,210
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,856,608)           (3,628,759)               280,766              407,407
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,954,537)   $       (1,551,305)  $            144,843  $                96
                                             ====================  ===================  ====================  ===================


                                              BHFTII BRIGHTHOUSE   BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            498,323  $        19,083,619
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               243,476            9,815,482
      Administrative charges...............                53,651            2,403,447
                                             --------------------  -------------------
        Total expenses.....................               297,127           12,218,929
                                             --------------------  -------------------
           Net investment income (loss)....               201,196            6,864,690
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               293,883           28,870,091
      Realized gains (losses) on sale of
        investments........................             (203,035)          (5,688,582)
                                             --------------------  -------------------
           Net realized gains (losses).....                90,848           23,181,509
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,135,221)         (82,271,659)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,044,373)         (59,090,150)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (843,177)  $      (52,225,460)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                              BHFTII BRIGHTHOUSE/
                                                                                        BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                             BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE         ARTISAN            INTERNATIONAL
                                             ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE         SMALL COMPANY
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        37,560,198  $         20,137,468  $           124,246  $            121,545
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           21,685,505            18,367,683              475,150                55,817
      Administrative charges...............            5,761,061             3,878,306               81,592                11,986
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           27,446,566            22,245,989              556,742                67,803
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....           10,113,632           (2,108,521)            (432,496)                53,742
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           87,459,011            68,640,617            1,803,811               342,114
      Realized gains (losses) on sale of
        investments........................          (6,796,912)             2,131,478              427,194               (7,495)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           80,662,099            70,772,095            2,231,005               334,619
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (249,155,678)         (206,001,775)          (6,431,339)           (1,508,545)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (168,493,579)         (135,229,680)          (4,200,334)           (1,173,926)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (158,379,947)  $      (137,338,201)  $       (4,632,830)  $        (1,120,184)
                                             ===================  ====================  ===================  ====================

                                              BHFTII BRIGHTHOUSE/
                                                  WELLINGTON                                                         BHFTII
                                                  CORE EQUITY         BHFTII FRONTIER          BHFTII             LOOMIS SAYLES
                                                 OPPORTUNITIES        MID CAP GROWTH       JENNISON GROWTH      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,208,125  $                --  $            181,485  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,861,552              115,606             1,738,405              144,274
      Administrative charges...............               621,215               19,941               326,560               40,615
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             3,482,767              135,547             2,064,965              184,889
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               725,358            (135,547)           (1,883,480)            (184,889)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            13,726,877              968,099            20,108,342            2,265,725
      Realized gains (losses) on sale of
        investments........................             3,920,599              138,895             5,255,339              754,944
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            17,647,476            1,106,994            25,363,681            3,020,669
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (21,054,241)          (1,478,496)          (23,658,935)          (2,798,882)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (3,406,765)            (371,502)             1,704,746              221,787
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,681,407)  $         (507,049)  $          (178,734)  $            36,898
                                             ====================  ===================  ====================  ===================



                                                BHFTII METLIFE        BHFTII METLIFE
                                             AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            172,019  $            75,404
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                61,059              113,131
      Administrative charges...............                15,452               19,237
                                             --------------------  --------------------
        Total expenses.....................                76,511              132,368
                                             --------------------  --------------------
           Net investment income (loss)....                95,508             (56,964)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              640,551
      Realized gains (losses) on sale of
        investments........................              (71,191)               65,378
                                             --------------------  --------------------
           Net realized gains (losses).....              (71,191)              705,929
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (137,136)          (1,638,582)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (208,327)            (932,653)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (112,819)  $         (989,617)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                               BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE        BHFTII MFS(R)
                                             MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            83,122   $            55,683   $           879,838  $         1,782,977
                                             -------------------  ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               40,808                90,079               762,564              610,915
      Administrative charges...............                7,545                16,165               136,434              206,164
                                             -------------------  ---------------------  -------------------  -------------------
        Total expenses.....................               48,353               106,244               898,998              817,079
                                             -------------------  ---------------------  -------------------  -------------------
          Net investment income (loss).....               34,769              (50,561)              (19,160)              965,898
                                             -------------------  ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               448,115             3,175,625            5,235,606
      Realized gains (losses) on sale of
        investments........................               27,727               158,159             1,413,692            1,477,997
                                             -------------------  ---------------------  -------------------  -------------------
          Net realized gains (losses)......               27,727               606,274             4,589,317            6,713,603
                                             -------------------  ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (552,538)           (1,259,666)           (7,794,573)         (13,193,067)
                                             -------------------  ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (524,811)             (653,392)           (3,205,256)          (6,479,464)
                                             -------------------  ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (490,042)   $         (703,953)   $       (3,224,416)  $       (5,513,566)
                                             ===================  =====================  ===================  ===================


                                                                        BHFTII               BHFTII               BHFTII
                                                                   NEUBERGER BERMAN       T. ROWE PRICE        T. ROWE PRICE
                                             BHFTII MFS(R) VALUE        GENESIS         LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,211,409  $            70,881  $           164,613  $             5,567
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,275,130              492,105              900,538              196,949
      Administrative charges...............              442,643               94,801              166,614               35,905
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,717,773              586,906            1,067,152              232,854
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              493,636            (516,025)            (902,539)            (227,287)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,134,059            5,251,170           12,828,925            1,395,861
      Realized gains (losses) on sale of
        investments........................            1,530,934            1,882,870            2,691,632              561,374
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,664,993            7,134,040           15,520,557            1,957,235
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (32,298,343)          (9,591,774)         (15,638,207)          (2,799,206)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (19,633,350)          (2,457,734)            (117,650)            (841,971)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,139,714)  $       (2,973,759)  $       (1,020,189)  $       (1,069,258)
                                             ===================  ===================  ===================  ===================

                                                                    BHFTII WESTERN
                                                   BHFTII          ASSET MANAGEMENT
                                                VANECK GLOBAL       STRATEGIC BOND
                                              NATURAL RESOURCES      OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,169,126
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,587            1,888,399
      Administrative charges...............                8,877              417,978
                                             -------------------  -------------------
        Total expenses.....................               34,464            2,306,377
                                             -------------------  -------------------
          Net investment income (loss).....             (34,464)            6,862,749
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................             (90,725)              227,635
                                             -------------------  -------------------
          Net realized gains (losses)......             (90,725)              227,635
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (930,724)         (16,592,239)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,021,449)         (16,364,604)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,055,913)  $       (9,501,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                BHFTII WESTERN              DWS
                                               ASSET MANAGEMENT     GOVERNMENT & AGENCY     FIDELITY(R) VIP       FIDELITY(R) VIP
                                                U.S. GOVERNMENT       SECURITIES VIP         EQUITY-INCOME     GROWTH OPPORTUNITIES
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             74,073  $             8,068   $            108,643   $               206
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                50,713                3,505                 69,735                 2,021
      Administrative charges...............                 8,971                  595                 13,116                   241
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                59,684                4,100                 82,851                 2,262
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                14,389                3,968                 25,792               (2,056)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                264,927                 9,524
      Realized gains (losses) on sale of
        investments........................              (18,622)              (5,729)                 49,240                29,146
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....              (18,622)              (5,729)                314,167                38,670
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (33,503)              (1,324)              (856,339)              (21,250)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (52,125)              (7,053)              (542,172)                17,420
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (37,736)  $           (3,085)   $          (516,380)   $            15,364
                                             ====================  ====================  ====================  ====================


                                              FTVIPT TEMPLETON        INVESCO V.I.           PIMCO VIT             PIMCO VIT
                                                 FOREIGN VIP      INTERNATIONAL GROWTH      HIGH YIELD           LOW DURATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           541,458  $             94,020  $           243,655  $           123,639
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              244,109                63,821               58,781               89,056
      Administrative charges...............               45,507                11,876               11,960               16,366
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              289,616                75,697               70,741              105,422
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              251,842                18,323              172,914               18,217
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                35,355                   --                   --
      Realized gains (losses) on sale of
        investments........................               73,654               179,024                5,512             (56,078)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               73,654               214,379                5,512             (56,078)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,787,844)           (1,109,622)            (373,912)             (55,159)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,714,190)             (895,243)            (368,400)            (111,237)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,462,348)  $          (876,920)  $         (195,486)  $          (93,020)
                                             ===================  ====================  ===================  ===================


                                                  PUTNAM VT             PUTNAM VT
                                                EQUITY INCOME      SUSTAINABLE LEADERS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           140,155  $               271
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              159,059               28,392
      Administrative charges...............               48,267                3,811
                                             -------------------  --------------------
        Total expenses.....................              207,326               32,203
                                             -------------------  --------------------
           Net investment income (loss)....             (67,171)             (31,932)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              898,952              277,609
      Realized gains (losses) on sale of
        investments........................            1,157,194              123,214
                                             -------------------  --------------------
           Net realized gains (losses).....            2,056,146              400,823
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,690,251)            (405,631)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,634,105)              (4,808)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,701,276)  $          (36,740)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                 RUSSELL GLOBAL      RUSSELL INTERNATIONAL         RUSSELL
                                             REAL ESTATE SECURITIES    DEVELOPED MARKETS       STRATEGIC BOND
                                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                             ----------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $              19,308  $             34,297   $             75,293
                                             ----------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   5,468                26,335                 45,269
      Administrative charges...............                     653                 3,158                  5,429
                                             ----------------------  ---------------------  --------------------
         Total expenses....................                   6,121                29,493                 50,698
                                             ----------------------  ---------------------  --------------------
           Net investment income (loss)....                  13,187                 4,804                 24,595
                                             ----------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     495               157,078                     --
      Realized gains (losses) on sale of
         investments.......................                 (5,248)                41,291               (36,674)
                                             ----------------------  ---------------------  --------------------
      Net realized gains (losses)..........                 (4,753)               198,369               (36,674)
                                             ----------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................                (38,766)             (536,440)               (87,277)
                                             ----------------------  ---------------------  --------------------
      Net realized and change in unrealized
         gains (losses) on investments.....                (43,519)             (338,071)              (123,951)
                                             ----------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $            (30,332)  $          (333,267)   $           (99,356)
                                             ======================  =====================  ====================


                                                 RUSSELL U.S.          RUSSELL U.S.
                                               SMALL CAP EQUITY      STRATEGIC EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              5,161  $             70,286
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                14,125                77,571
      Administrative charges...............                 1,693                 9,304
                                             --------------------  --------------------
         Total expenses....................                15,818                86,875
                                             --------------------  --------------------
           Net investment income (loss)....              (10,657)              (16,589)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               176,352             1,084,905
      Realized gains (losses) on sale of
         investments.......................                22,855               143,591
                                             --------------------  --------------------
      Net realized gains (losses)..........               199,207             1,228,496
                                             --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................             (321,937)           (1,822,264)
                                             --------------------  --------------------
      Net realized and change in unrealized
         gains (losses) on investments.....             (122,730)             (593,768)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (133,387)  $          (610,357)
                                             ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                                           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         --------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (235,619)  $                     (269,305)
     Net realized gains (losses).......                        11,061,257                        8,363,167
     Change in unrealized gains
         (losses) on investments.......                      (20,824,393)                       21,436,704
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       (9,998,755)                       29,530,566
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           203,202                          381,096
     Net transfers (including fixed
         account)......................                         4,320,049                      (9,370,406)
     Contract charges..................                         (997,897)                      (1,044,029)
     Transfers for contract benefits
         and terminations..............                      (10,832,191)                      (8,980,112)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (7,306,837)                     (19,013,451)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      (17,305,592)                       10,517,115
NET ASSETS:
     Beginning of year.................                       114,161,057                      103,643,942
                                         --------------------------------  -------------------------------
     End of year.......................  $                     96,855,465  $                   114,161,057
                                         ================================  ===============================

                                                                  AMERICAN FUNDS(R)
                                                             GLOBAL SMALL CAPITALIZATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (216,062)  $                      (123,237)
     Net realized gains (losses).......                        2,039,956                           649,952
     Change in unrealized gains
         (losses) on investments.......                      (4,636,729)                         5,405,379
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      (2,812,835)                         5,932,094
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           55,112                            66,210
     Net transfers (including fixed
         account)......................                          443,124                         (930,289)
     Contract charges..................                        (246,610)                         (250,427)
     Transfers for contract benefits
         and terminations..............                      (2,279,744)                       (2,095,535)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,028,118)                       (3,210,041)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      (4,840,953)                         2,722,053
NET ASSETS:
     Beginning of year.................                       28,045,030                        25,322,977
                                         -------------------------------  --------------------------------
     End of year.......................  $                    23,204,077  $                     28,045,030
                                         ===============================  ================================


                                                             AMERICAN FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (667,225)  $                     (551,833)
     Net realized gains (losses).......                       21,655,176                       19,644,116
     Change in unrealized gains
         (losses) on investments.......                     (20,750,894)                       14,085,169
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          237,057                       33,177,452
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          300,336                          557,148
     Net transfers (including fixed
         account)......................                      (6,465,596)                      (9,126,412)
     Contract charges..................                      (1,189,601)                      (1,209,007)
     Transfers for contract benefits
         and terminations..............                     (13,732,726)                     (11,237,255)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (21,087,587)                     (21,015,526)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                     (20,850,530)                       12,161,926
NET ASSETS:
     Beginning of year.................                      143,094,780                      130,932,854
                                         -------------------------------  -------------------------------
     End of year.......................  $                   122,244,250  $                   143,094,780
                                         ===============================  ===============================

                                                                   BHFTI AB GLOBAL
                                                                 DYNAMIC ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                              2017
                                          -------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       183,994  $                       144,614
     Net realized gains (losses).......                           489,245                          395,771
     Change in unrealized gains
         (losses) on investments.......                       (2,900,362)                        2,961,660
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       (2,227,123)                        3,502,045
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            13,233                           33,816
     Net transfers (including fixed
         account)......................                         (218,527)                        (150,579)
     Contract charges..................                         (303,474)                        (312,393)
     Transfers for contract benefits
         and terminations..............                       (2,413,625)                      (2,793,499)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,922,393)                      (3,222,655)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (5,149,516)                          279,390
NET ASSETS:
     Beginning of year.................                        30,016,919                       29,737,529
                                          -------------------------------  -------------------------------
     End of year.......................   $                    24,867,403  $                    30,016,919
                                          ===============================  ===============================

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 BALANCED ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                              2017
                                         --------------------------------  -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (360,284)  $                     (276,045)
     Net realized gains (losses).......                        16,086,207                       14,984,286
     Change in unrealized gains
         (losses) on investments.......                      (28,724,878)                       17,899,869
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      (12,998,955)                       32,608,110
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           301,909                          176,370
     Net transfers (including fixed
         account)......................                        10,706,093                        9,274,247
     Contract charges..................                       (2,698,414)                      (2,569,037)
     Transfers for contract benefits
         and terminations..............                      (23,359,222)                     (23,771,498)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (15,049,634)                     (16,889,918)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      (28,048,589)                       15,718,192
NET ASSETS:
     Beginning of year.................                       240,479,236                      224,761,044
                                         --------------------------------  -------------------------------
     End of year.......................  $                    212,430,647  $                   240,479,236
                                         ================================  ===============================

                                                              BHFTI AMERICAN FUNDS(R)
                                                                 GROWTH ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2018                             2017
                                         -------------------------------   -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                   (1,039,501)   $                     (893,578)
     Net realized gains (losses).......                       19,763,390                        20,204,312
     Change in unrealized gains
         (losses) on investments.......                     (36,801,851)                        27,777,906
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                     (18,077,962)                        47,088,640
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          200,146                           388,916
     Net transfers (including fixed
         account)......................                        (274,462)                         6,415,962
     Contract charges..................                      (3,118,566)                       (3,104,758)
     Transfers for contract benefits
         and terminations..............                     (20,375,402)                      (21,146,519)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (23,568,284)                      (17,446,399)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                     (41,646,246)                        29,642,241
NET ASSETS:
     Beginning of year.................                      277,986,780                       248,344,539
                                         -------------------------------   -------------------------------
     End of year.......................  $                   236,340,534   $                   277,986,780
                                         ===============================   ===============================

                                                                  BHFTI AMERICAN
                                                                  FUNDS(R)GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2018                              2017
                                         -------------------------------  --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (409,250)  $                      (394,978)
     Net realized gains (losses).......                        5,798,243                         4,307,965
     Change in unrealized gains
         (losses) on investments.......                      (5,661,993)                         3,697,597
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        (273,000)                         7,610,584
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           21,871                            30,773
     Net transfers (including fixed
         account)......................                        (910,725)                         (223,443)
     Contract charges..................                        (347,509)                         (332,781)
     Transfers for contract benefits
         and terminations..............                      (3,762,380)                       (3,419,671)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,998,743)                       (3,945,122)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      (5,271,743)                         3,665,462
NET ASSETS:
     Beginning of year.................                       34,515,126                        30,849,664
                                         -------------------------------  --------------------------------
     End of year.......................  $                    29,243,383  $                     34,515,126
                                         ===============================  ================================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                          BHFTI AMERICAN FUNDS(R)                   BHFTI AQR
                                            MODERATE ALLOCATION               GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        145,787  $        209,782  $       (85,776)  $         31,892
   Net realized gains (losses)....         6,194,811         6,068,333           464,878           147,873
   Change in unrealized gains
     (losses) on investments......      (11,470,482)         5,473,820       (1,014,578)           582,297
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,129,884)        11,751,935         (635,476)           762,062
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,437            44,222               799            21,694
   Net transfers (including fixed
     account).....................         1,355,243         3,454,608         (620,578)         (648,277)
   Contract charges...............       (1,255,947)       (1,262,606)          (92,039)         (107,798)
   Transfers for contract benefits
     and terminations.............       (8,169,044)      (10,001,542)         (744,249)         (661,145)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,065,311)       (7,765,318)       (1,456,067)       (1,395,526)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (13,195,195)         3,986,617       (2,091,543)         (633,464)
NET ASSETS:
   Beginning of year..............       111,985,572       107,998,955         9,284,950         9,918,414
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     98,790,377  $    111,985,572  $      7,193,407  $      9,284,950
                                    ================  ================  ================  ================

                                         BHFTI BLACKROCK GLOBAL                       BHFTI
                                           TACTICAL STRATEGIES                BLACKROCK HIGH YIELD
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        168,254  $      (247,395)  $        511,291  $        605,202
   Net realized gains (losses)....         3,975,397           766,853         (159,005)          (93,324)
   Change in unrealized gains
     (losses) on investments......       (8,635,951)         6,136,998         (939,334)           388,241
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,492,300)         6,656,456         (587,048)           900,119
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           231,062            10,405            27,158            22,890
   Net transfers (including fixed
     account).....................       (1,095,183)           978,746           226,968           884,078
   Contract charges...............         (593,686)         (613,701)         (105,644)         (105,125)
   Transfers for contract benefits
     and terminations.............       (4,068,840)       (5,286,117)       (1,129,627)       (1,452,445)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,526,647)       (4,910,667)         (981,145)         (650,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,018,947)         1,745,789       (1,568,193)           249,517
NET ASSETS:
   Beginning of year..............        59,214,138        57,468,349        14,586,572        14,337,055
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,195,191  $     59,214,138  $     13,018,379  $     14,586,572
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                     BRIGHTHOUSE ASSET ALLOCATION 100        BRIGHTHOUSE BALANCED PLUS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (819,096)  $      (477,054)  $        874,257  $        718,259
   Net realized gains (losses)....        11,219,384        13,969,504        11,546,751         7,338,152
   Change in unrealized gains
     (losses) on investments......      (27,128,135)        17,105,387      (23,167,440)        12,465,083
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,727,847)        30,597,837      (10,746,432)        20,521,494
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           220,886           258,143           302,619            72,002
   Net transfers (including fixed
     account).....................       (1,543,029)       (4,941,282)         1,030,999           229,263
   Contract charges...............         (807,547)         (833,940)       (1,303,658)       (1,269,967)
   Transfers for contract benefits
     and terminations.............      (15,738,985)      (15,018,443)       (8,541,483)       (8,327,927)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,868,675)      (20,535,522)       (8,511,523)       (9,296,629)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (34,596,522)        10,062,315      (19,257,955)        11,224,865
NET ASSETS:
   Beginning of year..............       164,891,503       154,829,188       135,770,059       124,545,194
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    130,294,981  $    164,891,503  $    116,512,104  $    135,770,059
                                    ================  ================  ================  ================

                                                   BHFTI
                                        BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (318,335)  $      (346,933)
   Net realized gains (losses)....         3,055,804         2,322,377
   Change in unrealized gains
     (losses) on investments......      (11,138,955)         2,361,649
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,401,486)         4,337,093
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            40,377            43,030
   Net transfers (including fixed
     account).....................         7,061,253       (1,132,193)
   Contract charges...............         (216,341)         (223,933)
   Transfers for contract benefits
     and terminations.............       (4,304,421)       (4,601,587)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,580,868       (5,914,683)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,820,618)       (1,577,590)
NET ASSETS:
   Beginning of year..............        46,628,169        48,205,759
                                    ----------------  ----------------
   End of year....................  $     40,807,551  $     46,628,169
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                       BHFTI BRIGHTHOUSE/ABERDEEN             BHFTI BRIGHTHOUSE/EATON
                                         EMERGING MARKETS EQUITY                VANCE FLOATING RATE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        531,967  $       (94,044)  $         56,152  $         68,377
   Net realized gains (losses)....           166,247           117,182             2,772           (1,361)
   Change in unrealized gains
     (losses) on investments......       (7,351,401)         9,966,295          (99,780)           (2,516)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,653,187)         9,989,433          (40,856)            64,500
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           128,701           179,590                --             1,060
   Net transfers (including fixed
     account).....................         3,048,991         (603,263)           112,841           288,040
   Contract charges...............         (294,837)         (302,594)          (18,490)          (19,608)
   Transfers for contract benefits
     and terminations.............       (3,181,195)       (3,428,124)         (252,913)         (464,124)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (298,340)       (4,154,391)         (158,562)         (194,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,951,527)         5,835,042         (199,418)         (130,132)
NET ASSETS:
   Beginning of year..............        44,628,773        38,793,731         3,316,226         3,446,358
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     37,677,246  $     44,628,773  $      3,116,808  $      3,316,226
                                    ================  ================  ================  ================

                                        BHFTI BRIGHTHOUSE/FRANKLIN          BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN              INTERNATIONAL BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         210,616  $         98,591  $       (43,367)  $       (43,578)
   Net realized gains (losses)....          (153,540)          (73,988)          (73,205)          (51,064)
   Change in unrealized gains
     (losses) on investments......          (257,192)            41,159           120,397            57,110
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,116)            65,762             3,825          (37,532)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             43,681            70,320            45,951            23,908
   Net transfers (including fixed
     account).....................          1,098,584         3,731,633            73,628           289,406
   Contract charges...............          (269,130)         (259,521)          (54,100)          (51,746)
   Transfers for contract benefits
     and terminations.............        (2,546,826)       (2,929,896)         (369,403)         (276,238)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,673,691)           612,536         (303,924)          (14,670)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,873,807)           678,298         (300,099)          (52,202)
NET ASSETS:
   Beginning of year..............         30,979,269        30,300,971         4,678,664         4,730,866
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      29,105,462  $     30,979,269  $      4,378,565  $      4,678,664
                                    =================  ================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                            LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (4,699)  $          (324)  $      1,289,838  $        623,141
   Net realized gains (losses)....         1,528,458           675,573          (96,772)          (15,902)
   Change in unrealized gains
     (losses) on investments......       (1,998,959)           909,251       (4,201,536)         2,126,931
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (475,200)         1,584,500       (3,008,470)         2,734,170
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,397            18,592            99,400            86,317
   Net transfers (including fixed
     account).....................         (528,224)           333,645           437,841         1,093,689
   Contract charges...............          (72,807)          (66,738)         (138,800)         (146,161)
   Transfers for contract benefits
     and terminations.............         (670,559)         (689,425)       (2,778,652)       (3,323,093)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,249,193)         (403,926)       (2,380,211)       (2,289,248)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,724,393)         1,180,574       (5,388,681)           444,922
NET ASSETS:
   Beginning of year..............         8,998,929         7,818,355        31,612,221        31,167,299
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,274,536  $      8,998,929  $     26,223,540  $     31,612,221
                                    ================  ================  ================  ================

                                                   BHFTI
                                       CLEARBRIDGE AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018              2017
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (827,638)  $       (699,382)
   Net realized gains (losses)....         9,568,944          5,702,026
   Change in unrealized gains
     (losses) on investments......      (14,965,354)          8,358,003
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (6,224,048)         13,360,647
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           205,498            271,032
   Net transfers (including fixed
     account).....................       (1,536,254)        (2,450,399)
   Contract charges...............         (372,900)          (377,682)
   Transfers for contract benefits
     and terminations.............       (7,377,269)        (7,912,335)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,080,925)       (10,469,384)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (15,304,973)          2,891,263
NET ASSETS:
   Beginning of year..............        87,171,564         84,280,301
                                    ----------------  -----------------
   End of year....................  $     71,866,591  $      87,171,564
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                    BHFTI FIDELITY INSTITUTIONAL ASSET                  BHFTI
                                      MANAGEMENT(R) GOVERNMENT INCOME       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         97,224  $         64,074   $          6,044  $       (77,576)
   Net realized gains (losses)....          (37,956)          (22,441)          2,616,904           507,785
   Change in unrealized gains
     (losses) on investments......         (115,648)            42,614       (18,099,565)        15,317,379
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (56,380)            84,247       (15,476,617)        15,747,588
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,742               165             48,900           102,051
   Net transfers (including fixed
     account).....................           852,531           246,850        (4,298,209)       (1,156,006)
   Contract charges...............          (56,068)          (55,728)          (294,605)         (316,586)
   Transfers for contract benefits
     and terminations.............         (326,131)         (526,047)        (4,518,371)       (6,085,820)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           482,074         (334,760)        (9,062,285)       (7,456,361)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............           425,694         (250,513)       (24,538,902)         8,291,227
NET ASSETS:
   Beginning of year..............         5,512,386         5,762,899         67,387,589        59,096,362
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $      5,938,080  $      5,512,386   $     42,848,687  $     67,387,589
                                    ================  ================   ================  ================

                                                   BHFTI                               BHFTI
                                     INVESCO BALANCED-RISK ALLOCATION            INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (33,561)  $        400,251  $      (484,163)  $      1,358,920
   Net realized gains (losses)....           913,979           812,080        12,695,473         7,873,645
   Change in unrealized gains
     (losses) on investments......       (1,946,658)           120,958      (25,810,887)         8,487,914
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,066,240)         1,333,289      (13,599,577)        17,720,479
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --             1,291           377,498           291,206
   Net transfers (including fixed
     account).....................       (1,192,093)           463,686       (1,299,296)       (2,880,655)
   Contract charges...............         (137,637)         (169,806)         (687,561)         (709,980)
   Transfers for contract benefits
     and terminations.............       (1,653,296)       (1,334,596)      (10,690,557)      (10,705,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,983,026)       (1,039,425)      (12,299,916)      (14,004,447)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,049,266)           293,864      (25,899,493)         3,716,032
NET ASSETS:
   Beginning of year..............        16,201,139        15,907,275       117,901,387       114,185,355
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,151,873  $     16,201,139  $     92,001,894  $    117,901,387
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                         INVESCO SMALL CAP GROWTH               JPMORGAN CORE BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (816,444)  $      (790,090)  $        156,053  $        115,727
   Net realized gains (losses)....         6,865,047         4,950,113         (148,792)          (16,026)
   Change in unrealized gains
     (losses) on investments......      (10,470,712)         6,163,663         (270,494)           130,357
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,422,109)        10,323,686         (263,233)           230,058
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           106,688           128,605             5,042            26,727
   Net transfers (including fixed
     account).....................         (975,932)       (2,048,828)       (1,114,505)         3,605,371
   Contract charges...............         (220,824)         (214,518)         (165,016)         (164,692)
   Transfers for contract benefits
     and terminations.............       (4,839,427)       (4,376,495)         (966,852)       (1,364,041)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,929,495)       (6,511,236)       (2,241,331)         2,103,365
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (10,351,604)         3,812,450       (2,504,564)         2,333,423
NET ASSETS:
   Beginning of year..............        51,217,035        47,404,585        15,316,767        12,983,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     40,865,431  $     51,217,035  $     12,812,203  $     15,316,767
                                    ================  ================  ================  ================

                                                   BHFTI
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018             2017
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         66,091  $       218,304
   Net realized gains (losses)....           935,414           93,590
   Change in unrealized gains
     (losses) on investments......       (2,388,550)        1,916,372
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,387,045)        2,228,266
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            79,330               --
   Net transfers (including fixed
     account).....................           978,724          479,136
   Contract charges...............         (168,922)        (153,940)
   Transfers for contract benefits
     and terminations.............       (1,233,942)        (871,414)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (344,810)        (546,218)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (1,731,855)        1,682,048
NET ASSETS:
   Beginning of year..............        16,459,301       14,777,253
                                    ----------------  ---------------
   End of year....................  $     14,727,446  $    16,459,301
                                    ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                               BHFTI
                                        JPMORGAN SMALL CAP VALUE          LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,326  $        25,862  $         25,751  $       (33,925)
   Net realized gains (losses)....           741,418          665,971         1,177,620           467,852
   Change in unrealized gains
     (losses) on investments......       (1,977,502)        (452,924)       (2,055,013)         1,839,981
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,221,758)          238,909         (851,642)         2,273,908
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            12,486           14,988            45,823            37,556
   Net transfers (including fixed
     account).....................         (127,403)          629,496           217,524           445,682
   Contract charges...............          (71,742)         (73,672)         (123,999)         (114,507)
   Transfers for contract benefits
     and terminations.............         (720,418)        (597,601)         (812,869)         (855,485)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (907,077)         (26,789)         (673,521)         (486,754)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,128,835)          212,120       (1,525,163)         1,787,154
NET ASSETS:
   Beginning of year..............         9,403,867        9,191,747        13,060,560        11,273,406
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $      7,275,032  $     9,403,867  $     11,535,397  $     13,060,560
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                    METLIFE MULTI-INDEX TARGETED RISK     MFS(R) RESEARCH INTERNATIONAL
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         27,027  $         26,521  $       672,863  $       486,009
   Net realized gains (losses)....           701,826           335,563        1,027,853          430,817
   Change in unrealized gains
     (losses) on investments......       (1,728,635)           876,429     (17,230,911)       23,934,115
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (999,782)         1,238,513     (15,530,195)       24,850,941
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --          261,540          330,402
   Net transfers (including fixed
     account).....................         (493,067)         5,789,353        1,513,188      (3,134,143)
   Contract charges...............         (123,665)          (63,572)        (427,790)        (447,982)
   Transfers for contract benefits
     and terminations.............         (928,191)         (483,444)      (9,131,638)      (9,940,882)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,544,923)         5,242,337      (7,784,700)     (13,192,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............       (2,544,705)         6,480,850     (23,314,895)       11,658,336
NET ASSETS:
   Beginning of year..............        12,362,576         5,881,726      110,320,331       98,661,995
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      9,817,871  $     12,362,576  $    87,005,436  $   110,320,331
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                       MORGAN STANLEY MID CAP GROWTH        OPPENHEIMER GLOBAL EQUITY
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (668,963)  $      (497,827)  $         14,086  $       (27,993)
   Net realized gains (losses)....        17,076,684         4,218,237         5,959,889         2,166,337
   Change in unrealized gains
     (losses) on investments......      (10,506,566)        14,057,104      (12,041,515)        11,538,056
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,901,155        17,777,514       (6,067,540)        13,676,400
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           117,849           132,423           169,688           135,240
   Net transfers (including fixed
     account).....................       (3,795,240)       (2,755,449)           970,548       (3,001,473)
   Contract charges...............         (303,138)         (281,655)         (274,466)         (280,426)
   Transfers for contract benefits
     and terminations.............       (5,193,493)       (5,189,053)       (4,445,875)       (4,143,671)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,174,022)       (8,093,734)       (3,580,105)       (7,290,330)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,272,867)         9,683,780       (9,647,645)         6,386,070
NET ASSETS:
   Beginning of year..............        58,318,150        48,634,370        47,850,909        41,464,839
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     55,045,283  $     58,318,150  $     38,203,264  $     47,850,909
                                    ================  ================  ================  ================

                                                  BHFTI
                                    PANAGORA GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (14,531)  $      (16,123)
   Net realized gains (losses)....           45,870            1,943
   Change in unrealized gains
     (losses) on investments......        (129,454)          136,169
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (98,115)          121,989
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --               --
   Net transfers (including fixed
     account).....................        (313,168)            7,862
   Contract charges...............          (9,509)         (10,142)
   Transfers for contract benefits
     and terminations.............        (159,878)         (50,697)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (482,555)         (52,977)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............        (580,670)           69,012
NET ASSETS:
   Beginning of year..............        1,152,304        1,083,292
                                    ---------------  ---------------
   End of year....................  $       571,634  $     1,152,304
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTI                               BHFTI
                                     PIMCO INFLATION PROTECTED BOND            PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        263,350  $       255,438  $        739,150  $      2,313,115
   Net realized gains (losses)....       (1,078,708)        (593,112)       (1,768,364)         1,424,394
   Change in unrealized gains
     (losses) on investments......       (2,039,581)        2,098,929       (4,500,654)         8,867,030
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,854,939)        1,761,255       (5,529,868)        12,604,539
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,509          100,516           776,678         1,099,163
   Net transfers (including fixed
     account).....................           781,294        6,670,641         5,154,318        26,957,981
   Contract charges...............         (664,796)        (684,261)       (2,876,161)       (2,903,229)
   Transfers for contract benefits
     and terminations.............       (7,341,801)      (7,291,384)      (35,275,953)      (37,184,905)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,041,794)      (1,204,488)      (32,221,118)      (12,030,990)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,896,733)          556,767      (37,750,986)           573,549
NET ASSETS:
   Beginning of year..............        81,095,258       80,538,491       382,857,957       382,284,408
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     71,198,525  $    81,095,258  $    345,106,971  $    382,857,957
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                      SCHRODERS GLOBAL MULTI-ASSET         SSGA GROWTH AND INCOME ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         31,582  $       (41,902)  $     1,539,874  $     1,765,386
   Net realized gains (losses)....           656,154           273,849        7,370,486        1,464,271
   Change in unrealized gains
     (losses) on investments......       (1,729,866)           690,924     (18,498,688)       15,739,116
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,042,130)           922,871      (9,588,328)       18,968,773
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,773             4,178          530,569          373,900
   Net transfers (including fixed
     account).....................         3,959,806           194,452      (3,079,967)        (753,157)
   Contract charges...............         (111,538)          (81,215)      (1,295,371)      (1,358,793)
   Transfers for contract benefits
     and terminations.............         (723,840)         (725,481)     (12,622,965)     (12,258,673)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,129,201         (608,066)     (16,467,734)     (13,996,723)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         2,087,071           314,805     (26,056,062)        4,972,050
NET ASSETS:
   Beginning of year..............         7,863,375         7,548,570      141,674,574      136,702,524
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      9,950,446  $      7,863,375  $   115,618,512  $   141,674,574
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                              SSGA GROWTH ETF             T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        250,938  $        315,250  $      2,713,469  $      4,147,664
   Net realized gains (losses)....         3,262,521         1,200,686        63,527,110        66,526,898
   Change in unrealized gains
     (losses) on investments......       (7,832,247)         6,320,749     (116,815,658)         8,071,594
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,318,788)         7,836,685      (50,575,079)        78,746,156
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,099            35,242         1,743,420         2,238,652
   Net transfers (including fixed
     account).....................         (192,127)         (428,976)       (7,187,114)       (9,312,397)
   Contract charges...............         (433,181)         (470,132)       (1,615,917)       (1,694,341)
   Transfers for contract benefits
     and terminations.............       (4,634,398)       (4,246,330)      (53,380,622)      (62,998,670)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,208,607)       (5,110,196)      (60,440,233)      (71,766,756)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,527,395)         2,726,489     (111,015,312)         6,979,400
NET ASSETS:
   Beginning of year..............        48,040,197        45,313,708       551,711,580       544,732,180
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     38,512,802  $     48,040,197  $    440,696,268  $    551,711,580
                                    ================  ================  ================  ================

                                                  BHFTI
                                      T. ROWE PRICE MID CAP GROWTH
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,259,454)  $   (1,229,216)
   Net realized gains (losses)....       12,849,217        8,225,175
   Change in unrealized gains
     (losses) on investments......     (13,759,207)        8,822,947
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (2,169,444)       15,818,906
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           69,420          143,798
   Net transfers (including fixed
     account).....................      (1,974,732)          185,654
   Contract charges...............        (399,112)        (386,820)
   Transfers for contract benefits
     and terminations.............      (7,388,244)      (7,555,285)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (9,692,668)      (7,612,653)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............     (11,862,112)        8,206,253
NET ASSETS:
   Beginning of year..............       80,121,936       71,915,683
                                    ---------------  ---------------
   End of year....................  $    68,259,824  $    80,121,936
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTI                       BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (969,976)  $      (416,286)  $      (110,536)  $      (105,075)
   Net realized gains (losses)....        27,890,618         1,186,016         1,030,218         (181,566)
   Change in unrealized gains
     (losses) on investments......      (42,986,719)        11,962,264       (3,035,789)         1,643,710
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (16,066,077)        12,731,994       (2,116,107)         1,357,069
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           503,193           532,433            47,609             8,770
   Net transfers (including fixed
     account).....................       (1,661,020)         (219,788)         (438,861)           246,603
   Contract charges...............         (684,886)         (704,224)          (69,169)          (74,300)
   Transfers for contract benefits
     and terminations.............      (15,154,446)      (17,220,521)       (1,404,360)       (1,532,810)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,997,159)      (17,612,100)       (1,864,781)       (1,351,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (33,063,236)       (4,880,106)       (3,980,888)             5,332
NET ASSETS:
   Beginning of year..............       162,408,333       167,288,439        15,947,251        15,941,919
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    129,345,097  $    162,408,333  $     11,966,363  $     15,947,251
                                    ================  ================  ================  ================

                                                  BHFTII                                BHFTII
                                    BAILLIE GIFFORD INTERNATIONAL STOCK          BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $       (97,929)  $       (86,744)   $      2,077,454  $      1,872,712
   Net realized gains (losses)....            374,443           622,362          (418,050)          (30,319)
   Change in unrealized gains
     (losses) on investments......        (3,231,051)         3,994,922        (3,210,709)           839,263
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (2,954,537)         4,530,540        (1,551,305)         2,681,656
                                     ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              6,039            52,888            195,621           360,867
   Net transfers (including fixed
     account).....................            971,878       (1,037,022)          3,370,058         8,805,482
   Contract charges...............          (156,353)         (163,241)          (766,068)         (761,587)
   Transfers for contract benefits
     and terminations.............        (1,297,026)       (1,753,681)        (8,831,783)       (8,433,844)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (475,462)       (2,901,056)        (6,032,172)          (29,082)
                                     ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (3,429,999)         1,629,484        (7,583,477)         2,652,574
NET ASSETS:
   Beginning of year..............         16,546,578        14,917,094         96,014,059        93,361,485
                                     ----------------  ----------------   ----------------  ----------------
   End of year....................   $     13,116,579  $     16,546,578   $     88,430,582  $     96,014,059
                                     ================  ================   ================  ================

                                                  BHFTII                              BHFTII
                                      BLACKROCK CAPITAL APPRECIATION      BLACKROCK ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (135,923)  $      (119,712)  $      (407,311)  $      (881,021)
   Net realized gains (losses)....         2,187,595           860,966           110,197            60,910
   Change in unrealized gains
     (losses) on investments......       (1,906,829)         2,255,342           297,210           272,314
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           144,843         2,996,596                96         (547,797)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,303             4,201           357,775           237,273
   Net transfers (including fixed
     account).....................           728,135           (5,298)         4,366,687           152,722
   Contract charges...............          (50,605)          (46,093)         (487,997)         (511,735)
   Transfers for contract benefits
     and terminations.............         (949,386)       (1,051,865)       (7,029,607)      (10,831,120)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (268,553)       (1,099,055)       (2,793,142)      (10,952,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (123,710)         1,897,541       (2,793,046)      (11,500,657)
NET ASSETS:
   Beginning of year..............        11,555,941         9,658,400        54,680,002        66,180,659
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,432,231  $     11,555,941  $     51,886,956  $     54,680,002
                                    ================  ================  ================  ================

                                                 BHFTII
                                     BRIGHTHOUSE ASSET ALLOCATION 20
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        201,196  $        118,355
   Net realized gains (losses)....            90,848           170,328
   Change in unrealized gains
     (losses) on investments......       (1,135,221)           574,004
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (843,177)           862,687
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            93,168                --
   Net transfers (including fixed
     account).....................         5,629,603         4,432,908
   Contract charges...............         (199,545)         (151,554)
   Transfers for contract benefits
     and terminations.............       (1,932,285)       (1,218,542)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,590,941         3,062,812
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,747,764         3,925,499
NET ASSETS:
   Beginning of year..............        17,869,495        13,943,996
                                    ----------------  ----------------
   End of year....................  $     20,617,259  $     17,869,495
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  BHFTII                               BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 40      BRIGHTHOUSE ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2018               2017              2018              2017
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,864,690  $       7,247,599  $     10,113,632  $      12,615,801
   Net realized gains (losses)....        23,181,509         26,738,166        80,662,099         84,055,960
   Change in unrealized gains
     (losses) on investments......      (82,271,659)         58,243,496     (249,155,678)        203,071,143
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (52,225,460)         92,229,261     (158,379,947)        299,742,904
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,800,195          3,017,144         5,833,309          6,875,864
   Net transfers (including fixed
     account).....................      (16,297,526)       (14,013,777)      (14,784,107)       (12,448,404)
   Contract charges...............       (8,698,899)        (9,041,349)      (20,943,916)       (21,400,387)
   Transfers for contract benefits
     and terminations.............      (90,313,966)       (98,806,679)     (211,434,701)      (196,728,620)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (113,510,196)      (118,844,661)     (241,329,415)      (223,701,547)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............     (165,735,656)       (26,615,400)     (399,709,362)         76,041,357
NET ASSETS:
   Beginning of year..............     1,025,469,677      1,052,085,077     2,422,932,121      2,346,890,764
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $    859,734,021  $   1,025,469,677  $  2,023,222,759  $   2,422,932,121
                                    ================  =================  ================  =================

                                                  BHFTII                              BHFTII
                                      BRIGHTHOUSE ASSET ALLOCATION 80    BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,108,521)  $       1,824,529  $      (432,496)  $      (412,701)
   Net realized gains (losses)....        70,772,095         82,818,278         2,231,005           366,961
   Change in unrealized gains
     (losses) on investments......     (206,001,775)        171,327,660       (6,431,339)         3,520,776
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........     (137,338,201)        255,970,467       (4,632,830)         3,475,036
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,624,584          3,062,054            24,565            66,257
   Net transfers (including fixed
     account).....................      (12,628,972)       (21,788,393)            48,649         (714,155)
   Contract charges...............      (13,740,712)       (14,133,370)         (150,794)         (159,524)
   Transfers for contract benefits
     and terminations.............     (134,530,775)      (141,485,376)       (3,313,703)       (3,481,350)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (158,275,875)      (174,345,085)       (3,391,283)       (4,288,772)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (295,614,076)         81,625,382       (8,024,113)         (813,736)
NET ASSETS:
   Beginning of year..............     1,624,574,554      1,542,949,172        34,392,233        35,205,969
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,328,960,478  $   1,624,574,554  $     26,368,120  $     34,392,233
                                    ================  =================  ================  ================

                                     BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                       INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         53,742  $         25,153  $         725,358  $        281,506
   Net realized gains (losses)....           334,619           219,108         17,647,476        11,486,533
   Change in unrealized gains
     (losses) on investments......       (1,508,545)           896,075       (21,054,241)        29,968,568
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,120,184)         1,140,336        (2,681,407)        41,736,607
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,238            26,960            406,827           550,863
   Net transfers (including fixed
     account).....................           754,721         (384,975)        (8,183,883)       (3,198,727)
   Contract charges...............          (37,893)          (33,066)        (1,177,817)       (1,218,095)
   Transfers for contract benefits
     and terminations.............         (379,321)         (521,406)       (24,830,947)      (26,389,472)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           339,745         (912,487)       (33,785,820)      (30,255,431)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (780,439)           227,849       (36,467,227)        11,481,176
NET ASSETS:
   Beginning of year..............         4,826,011         4,598,162        265,876,710       254,395,534
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $      4,045,572  $      4,826,011  $     229,409,483  $    265,876,710
                                    ================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018               2017
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (135,547)  $      (138,055)
   Net realized gains (losses)....          1,106,994           346,968
   Change in unrealized gains
     (losses) on investments......        (1,478,496)         1,468,106
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (507,049)         1,677,019
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,076             7,562
   Net transfers (including fixed
     account).....................           (47,309)         (745,503)
   Contract charges...............           (46,840)          (50,322)
   Transfers for contract benefits
     and terminations.............          (795,738)         (760,990)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (884,811)       (1,549,253)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (1,391,860)           127,766
NET ASSETS:
   Beginning of year..............          8,126,910         7,999,144
                                    -----------------  ----------------
   End of year....................  $       6,735,050  $      8,126,910
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                         BHFTII JENNISON GROWTH          LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,883,480)  $   (1,799,980)  $      (184,889)  $      (171,263)
   Net realized gains (losses)....        25,363,681       13,136,085         3,020,669         1,210,927
   Change in unrealized gains
     (losses) on investments......      (23,658,935)       26,306,380       (2,798,882)         2,368,383
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (178,734)       37,642,485            36,898         3,408,047
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           351,766          302,649            62,958            40,886
   Net transfers (including fixed
     account).....................       (2,469,250)      (5,908,116)         (107,631)         (648,860)
   Contract charges...............         (562,282)        (540,657)          (90,270)          (85,985)
   Transfers for contract benefits
     and terminations.............      (13,665,155)     (13,487,984)       (1,531,855)       (1,494,341)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,344,921)     (19,634,108)       (1,666,798)       (2,188,300)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,523,655)       18,008,377       (1,629,900)         1,219,747
NET ASSETS:
   Beginning of year..............       132,795,952      114,787,575        15,636,930        14,417,183
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    116,272,297  $   132,795,952  $     14,007,030  $     15,636,930
                                    ================  ===============  ================  ================

                                                 BHFTII                              BHFTII
                                      METLIFE AGGREGATE BOND INDEX         METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         95,508  $         91,961  $      (56,964)  $      (37,369)
   Net realized gains (losses)....          (71,191)          (16,283)          705,929          560,455
   Change in unrealized gains
     (losses) on investments......         (137,136)            25,896      (1,638,582)          410,434
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (112,819)           101,574        (989,617)          933,520
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,212            11,830            2,024            1,366
   Net transfers (including fixed
     account).....................           813,220         1,061,890          162,997        1,279,913
   Contract charges...............          (55,919)          (55,910)         (54,373)         (45,650)
   Transfers for contract benefits
     and terminations.............         (983,220)         (636,495)        (359,263)        (375,822)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (221,707)           381,315        (248,615)          859,807
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         (334,526)           482,889      (1,238,232)        1,793,327
NET ASSETS:
   Beginning of year..............         6,496,838         6,013,949        7,765,776        5,972,449
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      6,162,312  $      6,496,838  $     6,527,544  $     7,765,776
                                    ================  ================  ===============  ===============

                                                  BHFTII                             BHFTII
                                        METLIFE MSCI EAFE(R) INDEX        METLIFE RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         34,769  $         23,250  $       (50,561)  $       (30,959)
   Net realized gains (losses)....            27,727            29,686           606,274           590,941
   Change in unrealized gains
     (losses) on investments......         (552,538)           523,768       (1,259,666)           283,982
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (490,042)           576,704         (703,953)           843,964
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               176               730             1,729
   Net transfers (including fixed
     account).....................           259,616           300,641            54,798         1,257,960
   Contract charges...............          (35,509)          (28,158)          (49,493)          (44,661)
   Transfers for contract benefits
     and terminations.............         (181,520)         (199,456)         (776,423)         (841,305)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            42,587            73,203         (770,388)           373,723
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (447,455)           649,907       (1,474,341)         1,217,687
NET ASSETS:
   Beginning of year..............         3,143,926         2,494,019         6,488,648         5,270,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,696,471  $      3,143,926  $      5,014,307  $      6,488,648
                                    ================  ================  ================  ================


                                       BHFTII METLIFE STOCK INDEX
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2018            2017
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (19,160)  $      (30,381)
   Net realized gains (losses)....        4,589,317        3,255,879
   Change in unrealized gains
     (losses) on investments......      (7,794,573)        5,948,485
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (3,224,416)        9,173,983
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            9,521           36,322
   Net transfers (including fixed
     account).....................          985,088          758,737
   Contract charges...............        (287,919)        (263,308)
   Transfers for contract benefits
     and terminations.............      (3,250,690)      (4,079,176)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (2,544,000)      (3,547,425)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............      (5,768,416)        5,626,558
NET ASSETS:
   Beginning of year..............       54,193,877       48,567,319
                                    ---------------  ---------------
   End of year....................  $    48,425,461  $    54,193,877
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       BHFTII MFS(R) TOTAL RETURN              BHFTII MFS(R) VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        965,898  $      1,206,929  $        493,636  $     1,585,742
   Net realized gains (losses)....         6,713,603         6,768,419        12,664,993       13,125,117
   Change in unrealized gains
     (losses) on investments......      (13,193,067)         1,387,030      (32,298,343)       13,154,293
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,513,566)         9,362,378      (19,139,714)       27,865,152
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           320,964           773,933           242,766          582,737
   Net transfers (including fixed
     account).....................         (199,986)         1,041,209           570,853      (2,751,950)
   Contract charges...............         (475,372)         (487,979)       (1,427,148)      (1,491,172)
   Transfers for contract benefits
     and terminations.............       (8,207,374)       (9,745,547)      (14,400,254)     (15,559,132)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,561,768)       (8,418,384)      (15,013,783)     (19,219,517)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (14,075,334)           943,994      (34,153,497)        8,645,635
NET ASSETS:
   Beginning of year..............        89,218,290        88,274,296       187,397,059      178,751,424
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     75,142,956  $     89,218,290  $    153,243,562  $   187,397,059
                                    ================  ================  ================  ===============

                                                                                     BHFTII
                                     BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2018             2017              2018              2017
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (516,025)  $      (483,846)  $      (902,539)  $      (922,192)
   Net realized gains (losses)....        7,134,040         5,493,637        15,520,557         6,273,788
   Change in unrealized gains
     (losses) on investments......      (9,591,774)           575,123      (15,638,207)        12,534,073
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (2,973,759)         5,584,914       (1,020,189)        17,885,669
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           87,767           164,961           105,717           176,144
   Net transfers (including fixed
     account).....................        (917,682)         (407,636)       (1,489,495)       (1,114,883)
   Contract charges...............        (184,813)         (187,533)         (307,577)         (282,350)
   Transfers for contract benefits
     and terminations.............      (3,905,430)       (4,523,653)       (6,958,528)       (6,309,822)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,920,158)       (4,953,861)       (8,649,883)       (7,530,911)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (7,893,917)           631,053       (9,670,072)        10,354,758
NET ASSETS:
   Beginning of year..............       43,407,734        42,776,681        69,682,941        59,328,183
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    35,513,817  $     43,407,734  $     60,012,869  $     69,682,941
                                    ===============  ================  ================  ================

                                                  BHFTII                             BHFTII
                                      T. ROWE PRICE SMALL CAP GROWTH     VANECK GLOBAL NATURAL RESOURCES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (227,287)  $      (190,161)  $       (34,464)  $       (37,801)
   Net realized gains (losses)....         1,957,235         1,365,851          (90,725)         (122,704)
   Change in unrealized gains
     (losses) on investments......       (2,799,206)         1,607,247         (930,724)           127,993
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,069,258)         2,782,937       (1,055,913)          (32,512)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            15,985            19,903             3,517            18,336
   Net transfers (including fixed
     account).....................         (248,890)         1,620,482           289,084           559,694
   Contract charges...............          (46,829)          (43,694)          (43,063)          (44,869)
   Transfers for contract benefits
     and terminations.............       (1,306,294)       (1,721,155)         (673,662)         (250,869)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,586,028)         (124,464)         (424,124)           282,292
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,655,286)         2,658,473       (1,480,037)           249,780
NET ASSETS:
   Beginning of year..............        15,938,394        13,279,921         4,194,269         3,944,489
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     13,283,108  $     15,938,394  $      2,714,232  $      4,194,269
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                      STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,862,749  $      4,807,369
   Net realized gains (losses)....           227,635         1,485,460
   Change in unrealized gains
     (losses) on investments......      (16,592,239)         6,281,519
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (9,501,855)        12,574,348
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           387,789           860,153
   Net transfers (including fixed
     account).....................         2,177,294           849,323
   Contract charges...............         (774,836)         (811,041)
   Transfers for contract benefits
     and terminations.............      (18,736,299)      (21,388,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (16,946,052)      (20,490,180)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (26,447,907)       (7,915,832)
NET ASSETS:
   Beginning of year..............       188,961,655       196,877,487
                                    ----------------  ----------------
   End of year....................  $    162,513,748  $    188,961,655
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII WESTERN ASSET                   DWS GOVERNMENT &
                                        MANAGEMENT U.S. GOVERNMENT              AGENCY SECURITIES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018               2017              2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,389  $          30,521  $          3,968  $          3,480
   Net realized gains (losses)....          (18,622)           (53,755)           (5,729)             (730)
   Change in unrealized gains
     (losses) on investments......          (33,503)             25,121           (1,324)           (1,977)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (37,736)              1,887           (3,085)               773
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,300              1,000                99               501
   Net transfers (including fixed
     account).....................           142,108            678,595             8,744            11,738
   Contract charges...............          (30,419)           (32,855)             (455)             (511)
   Transfers for contract benefits
     and terminations.............         (235,863)        (1,637,181)          (52,131)           (5,953)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (122,874)          (990,441)          (43,743)             5,775
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (160,610)          (988,554)          (46,828)             6,548
NET ASSETS:
   Beginning of year..............         3,716,077          4,704,631           313,252           306,704
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      3,555,467  $       3,716,077  $        266,424  $        313,252
                                    ================  =================  ================  ================


                                       FIDELITY(R) VIP EQUITY-INCOME    FIDELITY(R) VIP GROWTH OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -------------------------------------
                                          2018              2017                2018              2017
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         25,792  $        (2,316)   $         (2,056)  $        (1,513)
   Net realized gains (losses)....           314,167           188,731              38,670            19,291
   Change in unrealized gains
     (losses) on investments......         (856,339)           426,095            (21,250)            20,663
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (516,380)           612,510              15,364            38,441
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               549             1,388                  --                --
   Net transfers (including fixed
     account).....................            44,179            32,746             (2,207)           (1,099)
   Contract charges...............          (19,916)          (20,904)                (80)              (86)
   Transfers for contract benefits
     and terminations.............         (656,296)         (781,452)            (67,139)           (1,677)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (631,484)         (768,222)            (69,426)           (2,862)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............       (1,147,864)         (155,712)            (54,062)            35,579
NET ASSETS:
   Beginning of year..............         5,799,280         5,954,992             154,749           119,170
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $      4,651,416  $      5,799,280   $         100,687  $        154,749
                                    ================  ================   =================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP       INVESCO V.I. INTERNATIONAL GROWTH
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018               2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         251,842  $        249,037  $         18,323  $        (9,234)
   Net realized gains (losses)....             73,654           102,104           214,379           197,913
   Change in unrealized gains
     (losses) on investments......        (3,787,844)         2,613,275       (1,109,622)           828,599
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (3,462,348)         2,964,416         (876,920)         1,017,278
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,457           114,104             3,464            17,313
   Net transfers (including fixed
     account).....................            637,767         (318,089)           189,355            90,517
   Contract charges...............           (61,263)          (67,002)          (16,084)          (17,351)
   Transfers for contract benefits
     and terminations.............        (1,635,883)       (1,785,504)         (454,115)         (581,859)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (936,922)       (2,056,491)         (277,380)         (491,380)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (4,399,270)           907,925       (1,154,300)           525,898
NET ASSETS:
   Beginning of year..............         21,326,773        20,418,848         5,482,419         4,956,521
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,927,503  $     21,326,773  $      4,328,119  $      5,482,419
                                    =================  ================  ================  ================


                                           PIMCO VIT HIGH YIELD
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2018              2017
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        172,914  $         179,924
   Net realized gains (losses)....             5,512             33,181
   Change in unrealized gains
     (losses) on investments......         (373,912)             51,368
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (195,486)            264,473
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             8,886              1,382
   Net transfers (including fixed
     account).....................           104,084             98,574
   Contract charges...............          (19,994)           (22,036)
   Transfers for contract benefits
     and terminations.............         (553,639)          (725,787)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (460,663)          (647,867)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (656,149)          (383,394)
NET ASSETS:
   Beginning of year..............         5,032,186          5,415,580
                                    ----------------  -----------------
   End of year....................  $      4,376,037  $       5,032,186
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                           PIMCO VIT LOW DURATION               PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2018              2017              2018              2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          18,217  $       (18,923)  $       (67,171)  $         145,662
   Net realized gains (losses).....           (56,078)           (9,219)         2,056,146          2,152,365
   Change in unrealized gains
     (losses) on investments.......           (55,159)             9,494       (3,690,251)          1,020,271
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (93,020)          (18,648)       (1,701,276)          3,318,298
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              1,883             1,040           122,583             13,335
   Net transfers (including fixed
     account)......................        (1,023,287)            69,917         (380,167)          (560,305)
   Contract charges................           (31,321)          (32,560)          (48,076)           (50,170)
   Transfers for contract benefits
     and terminations..............        (1,154,332)         (559,890)       (2,199,096)        (2,881,319)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (2,207,057)         (521,493)       (2,504,756)        (3,478,459)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,300,077)         (540,141)       (4,206,032)          (160,161)
NET ASSETS:
   Beginning of year...............          7,755,436         8,295,577        20,735,893         20,896,054
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $       5,455,359  $      7,755,436  $     16,529,861  $      20,735,893
                                     =================  ================  ================  =================

                                                                                        RUSSELL
                                        PUTNAM VT SUSTAINABLE LEADERS        GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (31,932)  $        (12,524)  $         13,187  $          10,791
   Net realized gains (losses).....           400,823            237,439           (4,753)              8,093
   Change in unrealized gains
     (losses) on investments.......         (405,631)            286,050          (38,766)             32,143
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (36,740)            510,965          (30,332)             51,027
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            29,987             27,983               123                126
   Net transfers (including fixed
     account)......................         (112,206)          (107,837)          (11,444)             12,404
   Contract charges................           (1,499)            (1,641)              (95)              (104)
   Transfers for contract benefits
     and terminations..............         (157,510)          (105,123)          (95,837)          (110,490)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (241,228)          (186,618)         (107,253)           (98,064)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (277,968)            324,347         (137,585)           (47,037)
NET ASSETS:
   Beginning of year...............         2,244,881          1,920,534           495,679            542,716
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      1,966,913  $       2,244,881  $        358,094  $         495,679
                                     ================  =================  ================  =================

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS         RUSSELL STRATEGIC BOND
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2018              2017              2018               2017
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          4,804  $         26,369  $          24,595  $        (2,652)
   Net realized gains (losses).....           198,369           162,645           (36,674)          (10,689)
   Change in unrealized gains
     (losses) on investments.......         (536,440)           326,580           (87,277)           127,215
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (333,267)           515,594           (99,356)           113,874
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               205               210              3,280             3,360
   Net transfers (including fixed
     account)......................          (26,938)           (4,607)          (316,504)           154,236
   Contract charges................             (493)             (568)              (684)             (880)
   Transfers for contract benefits
     and terminations..............         (343,432)         (654,610)          (883,105)       (1,367,993)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (370,658)         (659,575)        (1,197,013)       (1,211,277)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         (703,925)         (143,981)        (1,296,369)       (1,097,403)
NET ASSETS:
   Beginning of year...............         2,362,328         2,506,309          4,220,281         5,317,684
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $      1,658,403  $      2,362,328  $       2,923,912  $      4,220,281
                                     ================  ================  =================  ================


                                        RUSSELL U.S. SMALL CAP EQUITY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (10,657)  $        (14,388)
   Net realized gains (losses).....            199,207            125,737
   Change in unrealized gains
     (losses) on investments.......          (321,937)             41,081
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (133,387)            152,430
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --
   Net transfers (including fixed
     account)......................           (34,171)           (12,762)
   Contract charges................              (311)              (361)
   Transfers for contract benefits
     and terminations..............          (105,200)          (283,878)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (139,682)          (297,001)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (273,069)          (144,571)
NET ASSETS:
   Beginning of year...............          1,171,613          1,316,184
                                     -----------------  -----------------
   End of year.....................  $         898,544  $       1,171,613
                                     =================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                                            RUSSELL U.S.
                                                                                                          STRATEGIC EQUITY
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                       2018              2017
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $        (16,589)  $        (23,724)
   Net realized gains (losses)................................................................          1,228,496            919,005
   Change in unrealized gains
      (losses) on investments.................................................................        (1,822,264)            279,985
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations.......................................................................          (610,357)          1,175,266
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners....................................................................                492                504
   Net transfers (including fixed
      account)................................................................................          (139,423)          (158,378)
   Contract charges...........................................................................            (1,515)            (1,664)
   Transfers for contract benefits
      and terminations........................................................................          (706,093)        (1,582,890)
                                                                                                -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................          (846,539)        (1,742,428)
                                                                                                -----------------  -----------------
      Net increase (decrease)
        in net assets.........................................................................        (1,456,896)          (567,162)
NET ASSETS:
   Beginning of year..........................................................................          6,494,091          7,061,253
                                                                                                -----------------  -----------------
   End of year................................................................................  $       5,037,195  $       6,494,091
                                                                                                =================  =================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support MLI-MO's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
   Insurance Funds) ("Invesco V.I.")                       Franklin Templeton Variable Insurance Products Trust
American Funds Insurance Series(R) ("American Funds(R)")     ("FTVIPT")
BlackRock Variable Series Funds, Inc. ("BlackRock")        PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust I ("BHFTI")*                       Putnam Variable Trust ("Putnam VT")
Brighthouse Funds Trust II ("BHFTII")*                     Russell Investment Funds ("Russell")
Deutsche DWS Variable Series II ("DWS")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

American Funds(R) Global Growth Sub-Account            BHFTI Brighthouse Asset Allocation 100 Sub-Account
American Funds(R) Global Small Capitalization          BHFTI Brighthouse Balanced Plus Sub-Account
   Sub-Account                                         BHFTI Brighthouse Small Cap Value Sub-Account (a)
American Funds(R) Growth Sub-Account                   BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI AB Global Dynamic Allocation Sub-Account           Equity Sub-Account (a)
BHFTI American Funds(R) Balanced Allocation            BHFTI Brighthouse/Eaton Vance Floating Rate
   Sub-Account                                           Sub-Account
BHFTI American Funds(R) Growth Allocation              BHFTI Brighthouse/Franklin Low Duration Total
   Sub-Account                                           Return Sub-Account
BHFTI American Funds(R) Growth Sub-Account             BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation              Sub-Account
   Sub-Account                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Sub-Account               Sub-Account
BHFTI BlackRock Global Tactical Strategies             BHFTI Clarion Global Real Estate Sub-Account (a)
   Sub-Account                                         BHFTI ClearBridge Aggressive Growth
BHFTI BlackRock High Yield Sub-Account                   Sub-Account (a)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTI Fidelity Institutional Asset Management(R)         BHFTII Brighthouse/Dimensional International Small
   Government Income Sub-Account                            Company Sub-Account
BHFTI Harris Oakmark International Sub-Account           BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Balanced-Risk Allocation Sub-Account          Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII Loomis Sayles Small Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation Sub-Account      BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII MetLife Mid Cap Stock Index Sub-Account
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI MetLife Multi-Index Targeted Risk Sub-Account      BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII MetLife Stock Index Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII MFS(R) Total Return Sub-Account (a)
   Sub-Account (a)                                       BHFTII MFS(R) Value Sub-Account
BHFTI Oppenheimer Global Equity Sub-Account (a)          BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI PanAgora Global Diversified Risk Sub-Account       BHFTII T. Rowe Price Large Cap Growth
BHFTI PIMCO Inflation Protected Bond Sub-Account            Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII T. Rowe Price Small Cap Growth
BHFTI Schroders Global Multi-Asset Sub-Account              Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII VanEck Global Natural Resources
BHFTI SSGA Growth ETF Sub-Account                           Sub-Account
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BHFTII Western Asset Management Strategic Bond
BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)          Opportunities Sub-Account (a)
BHFTI Victory Sycamore Mid Cap Value                     BHFTII Western Asset Management U.S. Government
   Sub-Account (a)                                          Sub-Account
BHFTI Wells Capital Management Mid Cap Value             DWS Government & Agency Securities VIP
   Sub-Account                                              Sub-Account
BHFTII Baillie Gifford International Stock               Fidelity(R) VIP Equity-Income Sub-Account (a)
   Sub-Account (a)                                       Fidelity(R) VIP Growth Opportunities Sub-Account
BHFTII BlackRock Bond Income Sub-Account (a)             FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII BlackRock Capital Appreciation                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII BlackRock Ultra-Short Term Bond                   PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account       Putnam VT Sustainable Leaders Sub-Account (a)
BHFTII Brighthouse Asset Allocation 40 Sub-Account       Russell Global Real Estate Securities Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account       Russell International Developed Markets Sub-Account
BHFTII Brighthouse Asset Allocation 80 Sub-Account       Russell Strategic Bond Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                 Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Account had no net assets as of December 31, 2018

BlackRock Global Allocation V.I. Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account BHFTI Schroders Global Multi-Asset II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche II Government & Agency Securities VIP         DWS Government & Agency Securities VIP
Putnam VT Multi-Cap Growth Fund                        Putnam VT Sustainable Leaders Fund

TRUST NAME CHANGES:

Former Name                                                New Name

Deutsche Variable Series II                                Deutsche DWS Variable Series II

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain Contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     American Funds(R) Global Growth Sub-Account.................      3,798,255       83,800,973      11,554,224        11,576,247
     American Funds(R) Global Small Capitalization Sub-Account...      1,096,603       20,944,906       2,217,588         3,265,767
     American Funds(R) Growth Sub-Account........................      1,759,417       98,985,868      16,405,852        24,325,531
     BHFTI AB Global Dynamic Allocation Sub-Account..............      2,173,728       23,538,448         890,409         3,517,216
     BHFTI American Funds(R) Balanced Allocation Sub-Account.....     22,455,675      205,248,553      27,121,299        30,186,450
     BHFTI American Funds(R) Growth Allocation Sub-Account.......     26,230,917      233,070,745      23,913,173        32,979,115
     BHFTI American Funds(R) Growth Sub-Account..................      3,049,368       29,608,883       6,779,307         7,539,368
     BHFTI American Funds(R) Moderate Allocation Sub-Account.....     10,645,517       98,159,918       9,849,451        12,581,239
     BHFTI AQR Global Risk Balanced Sub-Account..................        905,977        9,286,312         894,593         1,664,126
     BHFTI BlackRock Global Tactical Strategies Sub-Account......      5,335,710       54,239,912       5,256,981         6,726,970
     BHFTI BlackRock High Yield Sub-Account......................      1,820,763       14,513,337       1,902,022         2,371,925
     BHFTI Brighthouse Asset Allocation 100 Sub-Account..........     11,439,422      114,062,237       9,400,851        22,393,963
     BHFTI Brighthouse Balanced Plus Sub-Account.................     11,745,177      125,078,734      15,948,282        12,507,209
     BHFTI Brighthouse Small Cap Value Sub-Account...............      3,046,684       45,270,478      10,306,005         5,633,069
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account...............................................      3,985,015       40,614,476       4,303,534         4,069,957
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account.....        313,882        3,220,769         506,203           608,648
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account...............................................      3,086,481       30,331,179       2,679,273         4,142,419
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account...............................................        435,247        4,839,632         326,475           673,806
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account...............................................        563,921        6,455,562       1,657,188         1,877,568
     BHFTI Clarion Global Real Estate Sub-Account................      2,458,857       29,253,352       2,488,881         3,579,367
     BHFTI ClearBridge Aggressive Growth Sub-Account.............      4,524,951       44,453,140       5,678,614        11,546,448
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account........................................        579,332        6,178,966       1,250,481           671,199
     BHFTI Harris Oakmark International Sub-Account..............      3,606,798       51,677,780       5,567,358        12,109,160
     BHFTI Invesco Balanced-Risk Allocation Sub-Account..........      1,385,624       14,067,880       1,974,635         3,902,444
     BHFTI Invesco Comstock Sub-Account..........................      6,980,424       78,425,511       9,774,850        14,303,026
     BHFTI Invesco Small Cap Growth Sub-Account..................      3,541,592       49,699,263       7,518,437         7,702,495
     BHFTI JPMorgan Core Bond Sub-Account........................      1,281,226       13,262,095       1,618,504         3,703,799
     BHFTI JPMorgan Global Active Allocation Sub-Account.........      1,364,922       15,235,998       2,659,847         2,065,643
     BHFTI JPMorgan Small Cap Value Sub-Account..................        519,278        7,632,676       1,078,078         1,453,576
     BHFTI Loomis Sayles Global Markets Sub-Account..............        737,088       10,127,156       1,674,389         1,500,149
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.........        868,072       10,713,915       1,462,297         2,240,491
     BHFTI MFS(R) Research International Sub-Account.............      8,124,738       91,615,147       3,324,799        10,436,756
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account.............      3,108,451       36,540,622      12,899,365        11,132,459
     BHFTI Oppenheimer Global Equity Sub-Account.................      1,878,865       33,671,692       6,028,880         5,301,331
     BHFTI PanAgora Global Diversified Risk Sub-Account..........         57,398          616,898         127,233           548,466
     BHFTI PIMCO Inflation Protected Bond Sub-Account............      7,510,402       80,264,268       2,832,446         9,610,975
     BHFTI PIMCO Total Return Sub-Account........................     30,839,278      356,954,220      11,159,520        42,641,605
     BHFTI Schroders Global Multi-Asset Sub-Account..............        907,893       10,629,179       6,061,744         2,347,165
     BHFTI SSGA Growth and Income ETF Sub-Account................     10,665,918      118,047,393      10,271,214        19,318,068
     BHFTI SSGA Growth ETF Sub-Account...........................      3,572,622       39,559,690       4,065,067         6,440,859
     BHFTI T. Rowe Price Large Cap Value Sub-Account.............     15,470,476      409,743,770      60,268,461        69,228,980
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account..............      7,269,826       68,269,281      12,301,850        12,221,706
     BHFTI Victory Sycamore Mid Cap Value Sub-Account............      8,527,676      154,828,352      29,451,606        20,220,217
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account...............................................      1,205,079       15,554,337       1,561,811         2,271,743
     BHFTII Baillie Gifford International Stock Sub-Account......      1,208,811       12,154,303       1,126,373         1,699,851
     BHFTII BlackRock Bond Income Sub-Account....................        874,672       91,920,867       7,017,269        10,972,080
     BHFTII BlackRock Capital Appreciation Sub-Account...........        294,432        8,905,922       2,739,475         1,542,176
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........        511,355       51,241,340       9,697,218        12,894,708
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........      2,007,526       21,746,814      10,387,222         6,301,233
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........     80,049,728      957,986,498      49,563,070       127,338,522

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    180,002,028    2,274,015,839       125,946,954       269,703,772
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    108,045,570    1,488,199,675        95,428,997       187,172,833
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        129,148       28,181,420         2,238,835         4,259,023
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        368,124        5,081,830         1,222,563           486,994
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      7,703,986      222,290,738        19,924,819        39,258,609
     BHFTII Frontier Mid Cap Growth Sub-Account.................        232,487        6,988,656         1,137,055         1,189,344
     BHFTII Jennison Growth Sub-Account.........................      8,153,554      107,149,851        23,197,829        21,317,961
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........      1,146,244       13,042,611         3,342,602         2,928,595
     BHFTII MetLife Aggregate Bond Index Sub-Account............        599,452        6,415,218         1,388,715         1,514,933
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        409,767        7,107,769         1,055,013           720,084
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............        227,938        2,864,338           390,286           312,968
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........        285,068        5,354,327           966,634         1,339,524
     BHFTII MetLife Stock Index Sub-Account.....................      1,067,716       40,353,303         6,124,844         5,512,440
     BHFTII MFS(R) Total Return Sub-Account.....................        498,002       70,732,750         8,340,344        10,700,766
     BHFTII MFS(R) Value Sub-Account............................     11,251,369      161,545,102        15,198,428        18,584,596
     BHFTII Neuberger Berman Genesis Sub-Account................      1,943,031       30,841,650         6,437,841         6,622,943
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      2,954,490       57,024,812        15,903,750        12,627,337
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        660,499       11,988,957         1,837,054         2,254,563
     BHFTII VanEck Global Natural Resources Sub-Account.........        356,203        4,018,762           482,528           941,124
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     12,906,548      167,144,763        11,406,449        21,489,915
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................        311,069        3,686,220           294,766           403,294
     DWS Government & Agency Securities VIP Sub-Account.........         24,421          291,212            16,324            56,129
     Fidelity(R) VIP Equity-Income Sub-Account..................        233,902        4,944,628           598,345           939,127
     Fidelity(R) VIP Growth Opportunities Sub-Account...........          2,649           58,694             9,912            71,862
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,322,812       18,869,353         1,706,584         2,391,686
     Invesco V.I. International Growth Sub-Account..............        132,622        3,892,461           497,435           721,199
     PIMCO VIT High Yield Sub-Account...........................        601,110        4,576,466           816,692         1,104,465
     PIMCO VIT Low Duration Sub-Account.........................        541,209        5,603,990           217,866         2,406,722
     Putnam VT Equity Income Sub-Account........................        714,962       11,035,915         1,146,015         2,819,065
     Putnam VT Sustainable Leaders Sub-Account..................         57,629        1,430,358           326,160           321,715
     Russell Global Real Estate Securities Sub-Account..........         26,884          397,494            32,904           126,466
     Russell International Developed Markets Sub-Account........        165,180        1,856,306           256,374           465,149
     Russell Strategic Bond Sub-Account.........................        290,359        2,993,599           265,420         1,437,842
     Russell U.S. Small Cap Equity Sub-Account..................         75,763        1,033,583           199,914           173,909
     Russell U.S. Strategic Equity Sub-Account..................        383,933        5,815,918         1,244,986         1,023,212

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018            2017           2018           2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      1,966,417       2,325,225         558,251        628,933        354,990         412,462
Units issued and transferred
   from other funding options....        157,222          71,993          40,931         21,062         14,007          10,047
Units redeemed and transferred to
   other funding options.........      (273,490)       (430,801)        (78,694)       (91,744)       (61,907)        (67,519)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,850,149       1,966,417         520,488        558,251        307,090         354,990
                                   =============  ==============  ==============  =============  =============  ==============


                                          BHFTI AB GLOBAL            BHFTI AMERICAN FUNDS(R)        BHFTI AMERICAN FUNDS(R)
                                        DYNAMIC ALLOCATION             BALANCED ALLOCATION             GROWTH ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                       2018            2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      2,098,786       2,337,314      15,647,937     16,822,895     17,173,034      18,323,581
Units issued and transferred
   from other funding options....         50,821          90,137       1,293,783        870,925        764,230       1,130,558
Units redeemed and transferred to
   other funding options.........      (263,659)       (328,665)     (2,267,055)    (2,045,883)    (2,190,898)     (2,281,105)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,885,948       2,098,786      14,674,665     15,647,937     15,746,366      17,173,034
                                   =============  ==============  ==============  =============  =============  ==============

                                      BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)                BHFTI
                                              GROWTH                  MODERATE ALLOCATION        AQR GLOBAL RISK BALANCED
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,803,557      2,028,328      7,726,991      8,284,233        792,383        917,246
Units issued and transferred
   from other funding options....        135,855        161,911        292,879        411,713         15,397         65,380
Units redeemed and transferred to
   other funding options.........      (375,473)      (386,682)      (847,645)      (968,955)      (141,222)      (190,243)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,563,939      1,803,557      7,172,225      7,726,991        666,558        792,383
                                   =============  =============  =============  =============  =============  =============


                                           BHFTI BLACKROCK                BHFTI BLACKROCK               BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES             HIGH YIELD                ASSET ALLOCATION 100
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2018            2017            2018           2017            2018           2017
                                   --------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........       4,379,971       4,759,942        489,543         512,162      8,128,487      9,231,635
Units issued and transferred
   from other funding options....         127,298         199,200         56,733          56,095        198,212         86,926
Units redeemed and transferred to
   other funding options.........       (542,708)       (579,171)       (89,764)        (78,714)    (1,072,717)    (1,190,074)
                                   --------------  --------------  -------------  --------------  -------------  -------------
Units end of year................       3,964,561       4,379,971        456,512         489,543      7,253,982      8,128,487
                                   ==============  ==============  =============  ==============  =============  =============

                                                                                                                BHFTI
                                          BHFTI BRIGHTHOUSE               BHFTI BRIGHTHOUSE             BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                  SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       8,777,727       9,440,519       1,499,550       1,703,914       3,578,533       3,939,504
Units issued and transferred
   from other funding options....         299,304         434,392         290,572          58,835         503,869         322,326
Units redeemed and transferred to
   other funding options.........       (866,160)     (1,097,184)       (197,786)       (263,199)       (512,476)       (683,297)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       8,210,871       8,777,727       1,592,336       1,499,550       3,569,926       3,578,533
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                              BHFTI                          BHFTI                        BHFTI
                                     BRIGHTHOUSE/EATON VANCE         BRIGHTHOUSE/FRANKLIN         BRIGHTHOUSE/TEMPLETON
                                          FLOATING RATE            LOW DURATION TOTAL RETURN       INTERNATIONAL BOND
                                           SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2018           2017           2018            2017          2018            2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        285,317        302,346      3,052,302      2,993,090        360,230        361,455
Units issued and transferred
   from other funding options....         37,331         51,047        397,178        510,151         37,609         45,237
Units redeemed and transferred to
   other funding options.........       (50,628)       (68,076)      (563,768)      (450,939)       (61,328)       (46,462)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        272,020        285,317      2,885,712      3,052,302        336,511        360,230
                                   =============  =============  =============  =============  =============  =============

                                               BHFTI
                                      BRIGHTHOUSE/WELLINGTON                  BHFTI                   BHFTI CLEARBRIDGE
                                        LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE         AGGRESSIVE GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                       2018            2017            2018           2017           2018            2017
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........        400,456         421,113       1,568,111      1,688,991      5,163,312      5,827,981
Units issued and transferred
   from other funding options....         32,995          44,508          99,943        119,020        189,390        187,303
Units redeemed and transferred to
   other funding options.........       (84,610)        (65,165)       (221,109)      (239,900)      (703,435)      (851,972)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................        348,841         400,456       1,446,945      1,568,111      4,649,267      5,163,312
                                   =============  ==============  ==============  =============  =============  =============


                                   BHFTI FIDELITY INSTITUTIONAL
                                        ASSET MANAGEMENT(R)                   BHFTI                       BHFTI INVESCO
                                         GOVERNMENT INCOME        HARRIS OAKMARK INTERNATIONAL      BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2018           2017            2018           2017            2018            2017
                                   --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........         491,590        523,252      2,145,220       2,406,649      13,074,325      13,924,976
Units issued and transferred
   from other funding options....         119,427         83,351        172,262         139,103         808,852       2,016,804
Units redeemed and transferred to
   other funding options.........        (72,424)      (115,013)      (506,018)       (400,532)     (3,242,044)     (2,867,455)
                                   --------------  -------------  -------------  --------------  --------------  --------------
Units end of year................         538,593        491,590      1,811,464       2,145,220      10,641,133      13,074,325
                                   ==============  =============  =============  ==============  ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                          BHFTI INVESCO                BHFTI JPMORGAN
                                        BHFTI INVESCO COMSTOCK          SMALL CAP GROWTH                  CORE BOND
                                              SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018           2017            2018          2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,381,438      6,085,911      1,576,249      1,791,853      1,387,089      1,192,318
Units issued and transferred
   from other funding options......        217,982        261,717         76,873         48,487        169,811        353,904
Units redeemed and transferred to
   other funding options...........      (767,519)      (966,190)      (247,024)      (264,091)      (377,656)      (159,133)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,831,901      5,381,438      1,406,098      1,576,249      1,179,244      1,387,089
                                     =============  =============  =============  =============  =============  =============


                                            BHFTI JPMORGAN               BHFTI JPMORGAN                  BHFTI LOOMIS
                                       GLOBAL ACTIVE ALLOCATION          SMALL CAP VALUE             SAYLES GLOBAL MARKETS
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018            2017           2018          2017            2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     11,548,791     11,950,928        369,732        370,317        624,052        651,629
Units issued and transferred
   from other funding options......      1,261,955        782,198         35,037         67,726         35,878         71,182
Units redeemed and transferred to
   other funding options...........    (1,536,222)    (1,184,335)       (69,368)       (68,311)       (67,737)       (98,759)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     11,274,524     11,548,791        335,401        369,732        592,193        624,052
                                     =============  =============  =============  =============  =============  =============

                                           BHFTI METLIFE                     BHFTI                   BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK   MFS(R) RESEARCH INTERNATIONAL          MID CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ------------------------------  -----------------------------
                                        2018           2017           2018           2017            2018            2017
                                   -------------  -------------   -------------  -------------   -------------  --------------

Units beginning of year..........      6,436,270      2,797,436       5,405,160      6,134,222       2,510,513       2,899,820
Units issued and transferred
   from other funding options....        274,043      4,176,402         259,197        249,788         121,172         109,583
Units redeemed and transferred to
   other funding options.........    (1,037,694)      (537,568)       (639,799)      (978,850)       (453,372)       (498,890)
                                   -------------  -------------   -------------  -------------   -------------  --------------
Units end of year................      5,672,619      6,436,270       5,024,558      5,405,160       2,178,313       2,510,513
                                   =============  =============   =============  =============   =============  ==============


                                        BHFTI OPPENHEIMER                BHFTI PANAGORA                   BHFTI PIMCO
                                          GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2018           2017            2018            2017            2018           2017
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........      2,006,511      2,375,953         980,593       1,024,246      5,338,606      5,428,636
Units issued and transferred
   from other funding options....        147,562         80,089          51,893         233,566        392,437        660,714
Units redeemed and transferred to
   other funding options.........      (279,263)      (449,531)       (496,825)       (277,219)      (871,934)      (750,744)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................      1,874,810      2,006,511         535,661         980,593      4,859,109      5,338,606
                                   =============  =============  ==============  ==============  =============  =============

                                                 BHFTI                    BHFTI SCHRODERS                BHFTI SSGA
                                          PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018            2017          2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     20,037,478     20,696,610      5,547,511      5,999,349      7,942,940      8,781,559
Units issued and transferred
   from other funding options......      1,404,128      1,863,352      4,040,037        668,865        135,768        146,684
Units redeemed and transferred to
   other funding options...........    (3,122,898)    (2,522,484)    (1,760,665)    (1,120,703)    (1,062,756)      (985,303)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     18,318,708     20,037,478      7,826,883      5,547,511      7,015,952      7,942,940
                                     =============  =============  =============  =============  =============  =============


                                                                       BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE
                                         BHFTI SSGA GROWTH ETF           LARGE CAP VALUE                MID CAP GROWTH
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018            2017           2018          2017            2018           2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      2,709,188      3,010,392      5,396,442      6,154,931      3,555,842      3,917,608
Units issued and transferred
   from other funding options......         55,035        206,516        116,582        132,548        114,748        184,438
Units redeemed and transferred to
   other funding options...........      (344,250)      (507,720)      (704,522)      (891,037)      (523,413)      (546,204)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      2,419,973      2,709,188      4,808,502      5,396,442      3,147,177      3,555,842
                                     =============  =============  =============  =============  =============  =============

                                            BHFTI VICTORY               BHFTI WELLS CAPITAL              BHFTII BAILLIE
                                       SYCAMORE MID CAP VALUE        MANAGEMENT MID CAP VALUE      GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2018            2017            2018           2017            2018           2017
                                   --------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year..........       3,671,304       4,094,702         625,533        680,872       1,019,937      1,223,325
Units issued and transferred
   from other funding options....         118,716         175,345          25,253         31,918         117,769         74,776
Units redeemed and transferred to
   other funding options.........       (496,901)       (598,743)        (99,301)       (87,257)       (143,829)      (278,164)
                                   --------------  --------------  --------------  -------------  --------------  -------------
Units end of year................       3,293,119       3,671,304         551,485        625,533         993,877      1,019,937
                                   ==============  ==============  ==============  =============  ==============  =============


                                              BHFTII                   BHFTII BLACKROCK              BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME         CAPITAL APPRECIATION          ULTRA-SHORT TERM BOND
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,331,858      1,339,462      1,282,351      1,443,013      5,800,845      6,971,036
Units issued and transferred
   from other funding options....        142,306        185,668         51,595         69,773      1,282,644        835,156
Units redeemed and transferred to
   other funding options.........      (230,608)      (193,272)      (146,996)      (230,435)    (1,594,433)    (2,005,347)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,243,556      1,331,858      1,186,950      1,282,351      5,489,056      5,800,845
                                   =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                        BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 20             ASSET ALLOCATION 40            ASSET ALLOCATION 60
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2018           2017            2018            2017            2018           2017
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,167,711        967,598      61,035,350      68,430,242    128,955,524     141,782,418
Units issued and transferred
   from other funding options....         699,596        759,366         841,382       1,025,875      1,846,135       1,962,875
Units redeemed and transferred to
   other funding options.........       (466,445)      (559,253)     (7,693,878)     (8,420,767)   (14,795,694)    (14,789,769)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,400,862      1,167,711      54,182,854      61,035,350    116,005,965     128,955,524
                                   ==============  =============  ==============  ==============  =============  ==============


                                                                              BHFTII                          BHFTII
                                         BHFTII BRIGHTHOUSE             BRIGHTHOUSE/ARTISAN           BRIGHTHOUSE/DIMENSIONAL
                                         ASSET ALLOCATION 80               MID CAP VALUE            INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      84,293,005      94,037,132      1,397,872       1,583,111         180,443         221,680
Units issued and transferred
   from other funding options....       1,464,078       1,320,703         45,798          42,421          37,282          30,148
Units redeemed and transferred to
   other funding options.........     (9,578,615)    (11,064,830)      (184,130)       (227,660)        (24,967)        (71,385)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      76,178,468      84,293,005      1,259,540       1,397,872         192,758         180,443
                                   ==============  ==============  =============  ==============  ==============  ==============

                                               BHFTII
                                       BRIGHTHOUSE/WELLINGTON                 BHFTII
                                      CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH         BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2018            2017            2018           2017            2018            2017
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       8,065,026       9,007,829        334,543         404,243       5,851,692       6,806,523
Units issued and transferred
   from other funding options....         158,335         251,610         13,060           8,707         328,589         225,824
Units redeemed and transferred to
   other funding options.........     (1,151,416)     (1,194,413)       (47,756)        (78,407)       (994,727)     (1,180,655)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       7,071,945       8,065,026        299,847         334,543       5,185,554       5,851,692
                                   ==============  ==============  =============  ==============  ==============  ==============



                                          BHFTII LOOMIS                     BHFTII                    BHFTII METLIFE
                                     SAYLES SMALL CAP GROWTH     METLIFE AGGREGATE BOND INDEX       MID CAP STOCK INDEX
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ----------------------------
                                       2018           2017            2018           2017           2018           2017
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........        663,494        766,457         380,179        361,670        235,340        206,200
Units issued and transferred
   from other funding options....         65,652         28,823          83,347         89,124         13,038         59,297
Units redeemed and transferred to
   other funding options.........      (130,395)      (131,786)        (98,665)       (70,615)       (20,867)       (30,157)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................        598,751        663,494         364,861        380,179        227,511        235,340
                                   =============  =============   =============  =============  =============  =============

                                            BHFTII METLIFE               BHFTII METLIFE                 BHFTII METLIFE
                                          MSCI EAFE(R) INDEX          RUSSELL 2000(R) INDEX               STOCK INDEX
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2018           2017          2018           2017            2018          2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        196,043        190,960        201,681        184,537      2,193,082      2,342,862
Units issued and transferred
   from other funding options......         22,305         42,381         19,022        118,151        130,553        180,953
Units redeemed and transferred to
   other funding options...........       (19,537)       (37,298)       (42,383)      (101,007)      (230,161)      (330,733)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        198,811        196,043        178,320        201,681      2,093,474      2,193,082
                                     =============  =============  =============  =============  =============  =============


                                                                                                            BHFTII
                                     BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2018           2017            2018           2017          2018            2017
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      1,706,359      1,883,922      5,592,115      6,204,163      1,442,099      1,622,186
Units issued and transferred
   from other funding options......         53,492        100,052        272,923        237,692         63,099         72,812
Units redeemed and transferred to
   other funding options...........      (233,368)      (277,615)      (716,868)      (849,740)      (220,081)      (252,899)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      1,526,483      1,706,359      5,148,170      5,592,115      1,285,117      1,442,099
                                     =============  =============  =============  =============  =============  =============


                                       BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE              BHFTII VANECK
                                         LARGE CAP GROWTH              SMALL CAP GROWTH          GLOBAL NATURAL RESOURCES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2018           2017           2018           2017           2018           2017
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,387,060      2,648,316        381,890        383,309        320,499        296,411
Units issued and transferred
   from other funding options....        176,285        173,922         11,937         57,594         55,816         91,509
Units redeemed and transferred to
   other funding options.........      (458,374)      (435,178)       (47,547)       (59,013)       (81,262)       (67,421)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      2,104,971      2,387,060        346,280        381,890        295,053        320,499
                                   =============  =============  =============  =============  =============  =============


                                              BHFTII
                                     WESTERN ASSET MANAGEMENT         BHFTII WESTERN ASSET            DWS GOVERNMENT &
                                   STRATEGIC BOND OPPORTUNITIES    MANAGEMENT U.S. GOVERNMENT       AGENCY SECURITIES VIP
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2018           2017            2018           2017           2018           2017
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........      5,536,769      6,144,561         220,773        281,647         17,638         17,308
Units issued and transferred
   from other funding options....        287,682        320,828          19,195         75,052            526            693
Units redeemed and transferred to
   other funding options.........      (796,117)      (928,620)        (26,129)      (135,926)        (3,018)          (363)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................      5,028,334      5,536,769         213,839        220,773         15,146         17,638
                                   =============  =============   =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                      FIDELITY(R) VIP GROWTH            FTVIPT TEMPLETON
                                   FIDELITY(R) VIP EQUITY-INCOME           OPPORTUNITIES                   FOREIGN VIP
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2018           2017             2018           2017           2018            2017
                                   -------------  --------------   --------------  -------------  -------------  -------------

Units beginning of year..........        214,350         240,861            6,893          7,041      1,141,652      1,247,219
Units issued and transferred
   from other funding options....         10,272           7,371                8              4         83,904         24,327
Units redeemed and transferred to
   other funding options.........       (33,378)        (33,882)          (2,857)          (152)      (138,288)      (129,894)
                                   -------------  --------------   --------------  -------------  -------------  -------------
Units end of year................        191,244         214,350            4,044          6,893      1,087,268      1,141,652
                                   =============  ==============   ==============  =============  =============  =============


                                    INVESCO V.I. INTERNATIONAL
                                              GROWTH                  PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2018           2017            2018           2017            2018           2017
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........         210,700        230,766        218,034         246,210         530,918        566,101
Units issued and transferred
   from other funding options....          19,176         11,615         29,028          14,200          13,966         16,226
Units redeemed and transferred to
   other funding options.........        (30,854)       (31,681)       (49,275)        (42,376)       (167,950)       (51,409)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................         199,022        210,700        197,787         218,034         376,934        530,918
                                   ==============  =============  =============  ==============  ==============  =============

                                                                              PUTNAM VT             RUSSELL GLOBAL REAL ESTATE
                                      PUTNAM VT EQUITY INCOME            SUSTAINABLE LEADERS                SECURITIES
                                            SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         586,901         695,231          77,169          84,259          12,217          14,749
Units issued and transferred
   from other funding options....           7,663          15,056           1,626           1,790             392             360
Units redeemed and transferred to
   other funding options.........        (77,558)       (123,386)         (9,226)         (8,880)         (3,115)         (2,892)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         517,006         586,901          69,569          77,169           9,494          12,217
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                       RUSSELL INTERNATIONAL                                               RUSSELL U.S.
                                         DEVELOPED MARKETS           RUSSELL STRATEGIC BOND              SMALL CAP EQUITY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2018           2017            2018            2017            2018            2017
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........        115,748         151,347         208,294         268,809          46,475          59,458
Units issued and transferred
   from other funding options....          3,733           4,147          11,501          12,250             834           1,119
Units redeemed and transferred to
   other funding options.........       (22,672)        (39,746)        (72,241)        (72,765)         (6,244)        (14,102)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         96,809         115,748         147,554         208,294          41,065          46,475
                                   =============  ==============  ==============  ==============  ==============  ==============

                                          RUSSELL U.S. STRATEGIC EQUITY
                                                   SUB-ACCOUNT
                                         -------------------------------
                                              2018             2017
                                         --------------  ---------------

Units beginning of year................         251,011          325,131
Units issued and transferred
   from other funding options..........           3,744            1,779
Units redeemed and transferred to
   other funding options...............        (36,227)         (75,899)
                                         --------------  ---------------
Units end of year......................         218,528          251,011
                                         ==============  ===============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31,2018:

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  American Funds(R) Global        2018     1,850,149     41.97 - 53.85      96,855,465
     Growth Sub-Account           2017     1,966,417     47.03 - 59.65     114,161,057
                                  2016     2,325,225     36.46 - 45.71     103,643,942
                                  2015     2,439,297     36.93 - 45.77     108,934,361
                                  2014     2,751,181     35.19 - 43.13     115,995,281

  American Funds(R) Global Small  2018       520,488     36.17 - 45.89      23,204,077
     Capitalization Sub-Account   2017       558,251     41.22 - 51.69      28,045,030
                                  2016       628,933     33.37 - 41.36      25,322,977
                                  2015       661,511     33.31 - 40.82      26,320,768
                                  2014       715,805     33.86 - 41.02      28,663,774

  American Funds(R) Growth        2018       307,090   281.13 - 420.04     122,244,250
     Sub-Account                  2017       354,990   287.27 - 424.27     143,094,780
                                  2016       412,462   228.20 - 333.19     130,932,854
                                  2015       452,298   212.42 - 306.61     132,364,951
                                  2014       514,976   202.60 - 289.09     142,491,652

  BHFTI AB Global Dynamic         2018     1,885,948     12.10 - 13.42      24,867,403
     Allocation Sub-Account       2017     2,098,786     13.28 - 14.54      30,016,919
                                  2016     2,337,314     11.94 - 12.89      29,737,529
                                  2015     2,509,143     11.77 - 12.54      31,148,630
                                  2014     2,654,329     11.95 - 12.56      33,083,814

  BHFTI American Funds(R)         2018    14,674,665     13.50 - 14.94     212,430,647
     Balanced Allocation          2017    15,647,937     14.43 - 15.82     240,479,236
     Sub-Account                  2016    16,822,895     12.63 - 13.71     224,761,044
                                  2015    17,709,534     11.98 - 12.89     223,038,172
                                  2014    19,698,968     12.34 - 13.15     253,918,639

  BHFTI American Funds(R)         2018    15,746,366     13.84 - 15.48     236,340,534
     Growth Allocation            2017    17,173,034     15.03 - 16.64     277,986,780
     Sub-Account                  2016    18,323,581     12.68 - 13.90     248,344,539
                                  2015    19,442,122     11.92 - 12.92     245,750,884
                                  2014    20,467,140     12.29 - 13.19     264,823,495

  BHFTI American Funds(R)         2018     1,563,939     17.29 - 19.34      29,243,383
     Growth Sub-Account           2017     1,803,557     17.79 - 19.69      34,515,126
                                  2016     2,028,328     14.24 - 15.60      30,849,664
                                  2015     2,207,865     13.36 - 14.48      31,283,615
                                  2014     2,298,588     12.84 - 13.78      31,030,886

  BHFTI American Funds(R)         2018     7,172,225     12.89 - 14.20      98,790,377
     Moderate Allocation          2017     7,726,991     13.65 - 14.89     111,985,572
     Sub-Account                  2016     8,284,233     12.35 - 13.36     107,998,955
                                  2015     8,704,425     11.80 - 12.64     107,696,619
                                  2014     9,534,377     12.15 - 12.90     120,682,614

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  American Funds(R) Global        2018      0.67         0.75 - 1.90      (10.77) - (9.73)
     Growth Sub-Account           2017      0.63         0.75 - 1.90         29.00 - 30.49
                                  2016      0.91         0.75 - 1.90       (1.27) - (0.13)
                                  2015      0.98         0.75 - 1.90           4.92 - 6.14
                                  2014      1.15         0.75 - 1.90           0.39 - 1.55

  American Funds(R) Global Small  2018      0.08         0.75 - 1.90     (12.24) - (11.22)
     Capitalization Sub-Account   2017      0.43         0.75 - 1.90         23.53 - 24.96
                                  2016      0.25         0.75 - 1.90           0.18 - 1.34
                                  2015        --         0.75 - 1.90       (1.62) - (0.48)
                                  2014      0.12         0.75 - 1.90           0.20 - 1.36

  American Funds(R) Growth        2018      0.42         0.75 - 1.90       (2.14) - (1.00)
     Sub-Account                  2017      0.49         0.75 - 1.90         25.89 - 27.34
                                  2016      0.76         0.75 - 1.90           7.43 - 8.67
                                  2015      0.58         0.75 - 1.90           4.85 - 6.06
                                  2014      0.78         0.75 - 1.90           6.47 - 7.70

  BHFTI AB Global Dynamic         2018      1.64         0.75 - 2.10       (8.91) - (7.67)
     Allocation Sub-Account       2017      1.47         0.75 - 2.10         11.26 - 12.77
                                  2016      1.58         0.75 - 2.10           1.44 - 2.82
                                  2015      3.29         0.75 - 2.10       (1.51) - (0.17)
                                  2014      1.82         0.75 - 2.10           5.12 - 6.55

  BHFTI American Funds(R)         2018      1.45         1.30 - 2.25       (6.45) - (5.55)
     Balanced Allocation          2017      1.47         1.30 - 2.25         14.26 - 15.35
     Sub-Account                  2016      1.62         1.30 - 2.25           5.41 - 6.42
                                  2015      1.41         1.30 - 2.25       (2.91) - (1.99)
                                  2014      1.27         1.30 - 2.25           3.69 - 4.68

  BHFTI American Funds(R)         2018      1.21         1.30 - 2.35       (7.97) - (6.99)
     Growth Allocation            2017      1.25         1.30 - 2.35         18.54 - 19.78
     Sub-Account                  2016      1.29         1.30 - 2.35           6.43 - 7.55
                                  2015      1.31         1.30 - 2.35       (3.06) - (2.04)
                                  2014      1.02         1.30 - 2.35           3.92 - 5.01

  BHFTI American Funds(R)         2018      0.39         1.30 - 2.35       (2.82) - (1.79)
     Growth Sub-Account           2017      0.40         1.30 - 2.35         24.94 - 26.25
                                  2016      0.29         1.30 - 2.35           6.57 - 7.69
                                  2015      0.85         1.30 - 2.35           4.02 - 5.12
                                  2014      0.55         1.30 - 2.35           5.67 - 6.79

  BHFTI American Funds(R)         2018      1.72         1.30 - 2.20       (5.53) - (4.67)
     Moderate Allocation          2017      1.76         1.30 - 2.20         10.51 - 11.51
     Sub-Account                  2016      1.91         1.30 - 2.20           4.68 - 5.63
                                  2015      1.48         1.30 - 2.20       (2.89) - (2.01)
                                  2014      1.45         1.30 - 2.20           3.79 - 4.72

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  BHFTI AQR Global Risk          2018       666,558     9.61 - 11.38      7,193,407
     Balanced Sub-Account        2017       792,383    10.43 - 12.24      9,284,950
                                 2016       917,246    10.34 - 11.23      9,918,414
                                 2015     1,002,811     9.70 - 10.38     10,103,496
                                 2014     1,180,403    10.96 - 11.57     13,331,418

  BHFTI BlackRock Global         2018     3,964,561    11.50 - 12.76     49,195,191
     Tactical Strategies         2017     4,379,971    12.65 - 13.85     59,214,138
     Sub-Account                 2016     4,759,942    11.37 - 12.31     57,468,349
                                 2015     5,126,239    11.10 - 11.88     59,888,787
                                 2014     5,433,425    11.36 - 11.98     64,277,237

  BHFTI BlackRock High Yield     2018       456,512    23.94 - 33.10     13,018,379
     Sub-Account                 2017       489,543    25.20 - 34.33     14,586,572
                                 2016       512,162    23.90 - 32.10     14,337,055
                                 2015       577,469    21.44 - 28.38     14,342,425
                                 2014       609,988    22.84 - 29.80     16,004,507

  BHFTI Brighthouse Asset        2018     7,253,982    15.46 - 20.10    130,294,981
     Allocation 100 Sub-Account  2017     8,128,487    17.43 - 22.52    164,891,503
                                 2016     9,231,635    14.38 - 18.46    154,829,188
                                 2015    10,516,473    13.38 - 17.07    164,241,529
                                 2014    11,741,945    13.85 - 17.55    190,098,691

  BHFTI Brighthouse Balanced     2018     8,210,871    12.78 - 14.45    116,512,104
     Plus Sub-Account            2017     8,777,727    14.12 - 15.72    135,770,059
                                 2016     9,440,519    12.22 - 13.38    124,545,194
                                 2015     9,868,677    11.54 - 12.44    121,397,195
                                 2014    10,108,081    12.39 - 13.07    130,987,679

  BHFTI Brighthouse Small Cap    2018     1,592,336    23.25 - 30.89     40,807,551
     Value Sub-Account           2017     1,499,550    28.09 - 36.85     46,628,169
                                 2016     1,703,914    25.74 - 33.37     48,205,759
                                 2015     1,932,375    20.08 - 25.72     42,344,849
                                 2014     2,229,469    21.73 - 27.52     52,562,409

  BHFTI Brighthouse/Aberdeen     2018     3,569,926     9.05 - 18.56     37,677,246
     Emerging Markets Equity     2017     3,578,533    10.80 - 21.87     44,628,773
     Sub-Account                 2016     3,939,504     8.62 - 17.24     38,793,731
                                 2015     4,322,870     7.91 - 15.64     38,672,360
                                 2014     4,494,197     9.40 - 18.37     47,209,408

  BHFTI Brighthouse/Eaton        2018       272,020    10.86 - 11.90      3,116,808
     Vance Floating Rate         2017       285,317    11.09 - 12.02      3,316,226
     Sub-Account                 2016       302,346    10.95 - 11.74      3,446,358
                                 2015       325,945    10.26 - 10.89      3,469,835
                                 2014       375,721    10.59 - 11.12      4,103,881

  BHFTI Brighthouse/Franklin     2018     2,885,712     9.27 - 10.36     29,105,462
     Low Duration Total Return   2017     3,052,302     9.44 - 10.40     30,979,269
     Sub-Account                 2016     2,993,090     9.52 - 10.34     30,300,971
                                 2015     3,199,892     9.43 - 10.10     31,741,708
                                 2014     3,042,569     9.70 - 10.24     30,718,840

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI AQR Global Risk          2018       0.38        0.75 - 2.20       (8.40) - (7.05)
     Balanced Sub-Account        2017       1.73        0.75 - 2.20           7.42 - 8.98
                                 2016         --        0.75 - 2.20           6.59 - 8.15
                                 2015       5.65        0.75 - 2.20     (11.54) - (10.25)
                                 2014         --        0.75 - 2.20           1.73 - 3.22

  BHFTI BlackRock Global         2018       1.41        0.75 - 2.10       (9.12) - (7.88)
     Tactical Strategies         2017       0.67        0.75 - 2.10         10.96 - 12.46
     Sub-Account                 2016       1.46        0.75 - 2.15           2.21 - 3.65
                                 2015       1.55        0.75 - 2.20       (2.28) - (0.85)
                                 2014       1.09        0.75 - 2.20           3.61 - 5.12

  BHFTI BlackRock High Yield     2018       4.94        0.75 - 2.20       (5.00) - (3.60)
     Sub-Account                 2017       5.49        0.75 - 2.20           5.42 - 6.96
                                 2016       6.53        0.75 - 2.20         11.50 - 13.13
                                 2015       7.94        0.75 - 2.20       (6.14) - (4.76)
                                 2014       5.93        0.75 - 2.20           1.05 - 2.52

  BHFTI Brighthouse Asset        2018       1.03        0.75 - 2.35     (12.17) - (10.74)
     Allocation 100 Sub-Account  2017       1.23        0.75 - 2.35         20.09 - 22.02
                                 2016       2.27        0.75 - 2.35           6.45 - 8.16
                                 2015       1.30        0.75 - 2.35       (4.28) - (2.74)
                                 2014       0.73        0.75 - 2.35           2.65 - 4.30

  BHFTI Brighthouse Balanced     2018       1.66        0.75 - 2.35       (9.53) - (8.06)
     Plus Sub-Account            2017       1.54        0.75 - 2.35         15.59 - 17.45
                                 2016       2.85        0.75 - 2.35           5.85 - 7.56
                                 2015       2.11        0.75 - 2.35       (6.32) - (4.80)
                                 2014       1.75        0.75 - 2.20           7.26 - 8.83

  BHFTI Brighthouse Small Cap    2018       1.01        1.30 - 2.35     (17.21) - (16.08)
     Value Sub-Account           2017       0.91        1.30 - 2.35          9.11 - 10.54
                                 2016       1.07        1.30 - 2.35         28.21 - 29.86
                                 2015       0.10        1.30 - 2.35       (7.61) - (6.43)
                                 2014       0.05        1.30 - 2.35         (0.65) - 0.55

  BHFTI Brighthouse/Aberdeen     2018       2.64        0.75 - 2.35     (16.19) - (14.83)
     Emerging Markets Equity     2017       1.10        0.75 - 2.35         25.36 - 27.37
     Sub-Account                 2016       0.99        0.75 - 2.35          8.91 - 10.67
                                 2015       1.84        0.75 - 2.35     (15.82) - (14.46)
                                 2014       0.85        0.75 - 2.35       (8.69) - (7.22)

  BHFTI Brighthouse/Eaton        2018       3.51        1.30 - 2.35       (2.03) - (0.99)
     Vance Floating Rate         2017       3.73        1.30 - 2.35           1.28 - 2.34
     Sub-Account                 2016       3.98        1.30 - 2.35           6.73 - 7.86
                                 2015       3.55        1.30 - 2.35       (3.14) - (2.12)
                                 2014       3.36        1.30 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin     2018       1.79        0.75 - 2.20       (1.76) - (0.32)
     Low Duration Total Return   2017       1.42        0.75 - 2.20         (0.87) - 0.58
     Sub-Account                 2016       2.95        0.75 - 2.20           0.89 - 2.36
                                 2015       3.03        0.75 - 2.20       (2.79) - (1.36)
                                 2014       2.11        0.75 - 2.20         (1.14) - 0.30

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Templeton   2018       336,511    11.94 - 13.22       4,378,565
     International Bond         2017       360,230    12.04 - 13.19       4,678,664
     Sub-Account                2016       361,455    12.24 - 13.27       4,730,866
                                2015       363,028    12.36 - 13.25       4,753,496
                                2014       375,394    13.13 - 13.93       5,173,631

  BHFTI                         2018       348,841    16.84 - 21.39       7,274,536
     Brighthouse/Wellington     2017       400,456    18.34 - 23.03       8,998,929
     Large  Cap Research        2016       421,113    15.34 - 19.04       7,818,355
     Sub-Account                2015       440,038    14.45 - 17.73       7,612,595
                                2014       469,413    14.11 - 17.11       7,846,047

  BHFTI Clarion Global Real     2018     1,446,945    15.80 - 26.98      26,223,540
     Estate Sub-Account         2017     1,568,111    17.69 - 29.86      31,612,221
                                2016     1,688,991    16.34 - 27.28      31,167,299
                                2015     1,794,608    16.56 - 27.35      33,355,379
                                2014     2,046,417    17.18 - 28.08      39,064,246

  BHFTI ClearBridge             2018     4,649,267    12.98 - 22.12      71,866,591
     Aggressive Growth          2017     5,163,312    14.16 - 24.08      87,171,564
     Sub-Account                2016     5,827,981    12.13 - 20.57      84,280,301
                                2015     6,631,372    11.98 - 20.25      94,887,012
                                2014     7,869,613    12.66 - 21.35     118,710,076

  BHFTI Fidelity                2018       538,593    10.13 - 11.33       5,938,080
     Institutional Asset        2017       491,590    10.37 - 11.42       5,512,386
     Management(R) Government   2016       523,252    10.33 - 11.21       5,762,899
     Income Sub-Account         2015       467,757    10.42 - 11.15       5,156,568
                                2014       451,201    10.71 - 11.19       5,010,596

  BHFTI Harris Oakmark          2018     1,811,464    21.44 - 25.28      42,848,687
     International Sub-Account  2017     2,145,220    28.88 - 33.69      67,387,589
                                2016     2,406,649    22.67 - 26.17      59,096,362
                                2015     2,612,481    21.44 - 24.51      60,470,847
                                2014     2,546,821    22.97 - 26.00      63,128,946

  BHFTI Invesco Balanced-Risk   2018    10,641,133      1.09 - 1.19      12,151,873
     Allocation Sub-Account     2017    13,074,325      1.19 - 1.28      16,201,139
                                2016    13,924,976      1.10 - 1.18      15,907,275
                                2015    14,933,512      1.01 - 1.06      15,481,955
                                2014    16,687,571      1.07 - 1.12      18,299,573

  BHFTI Invesco Comstock        2018     4,831,901    15.96 - 19.87      92,001,894
     Sub-Account                2017     5,381,438    18.60 - 22.79     117,901,387
                                2016     6,085,911    16.14 - 19.45     114,185,355
                                2015     6,794,241    14.08 - 16.71     109,742,916
                                2014     7,316,140    15.33 - 17.90     126,997,201

  BHFTI Invesco Small Cap       2018     1,406,098    18.52 - 31.90      40,865,431
     Growth Sub-Account         2017     1,576,249    20.59 - 35.54      51,217,035
                                2016     1,791,853    16.62 - 28.72      47,404,585
                                2015     2,013,774    15.09 - 26.11      48,601,568
                                2014     2,146,901    15.52 - 26.91      53,534,493

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Templeton   2018        --         0.75 - 1.80         (0.81) - 0.24
     International Bond         2017        --         0.75 - 1.80       (1.64) - (0.61)
     Sub-Account                2016        --         0.75 - 1.80         (0.92) - 0.12
                                2015      8.12         0.75 - 1.80       (5.87) - (4.88)
                                2014      4.55         0.75 - 1.80         (0.66) - 0.38

  BHFTI                         2018      0.82         0.75 - 1.90       (8.17) - (7.10)
     Brighthouse/Wellington     2017      0.87         0.75 - 1.90         19.56 - 20.93
     Large  Cap Research        2016      2.21         0.75 - 1.90           6.15 - 7.38
     Sub-Account                2015      0.73         0.75 - 1.90           2.45 - 3.63
                                2014      0.72         0.75 - 1.90         11.28 - 12.57

  BHFTI Clarion Global Real     2018      5.94         0.75 - 2.25      (10.69) - (9.33)
     Estate Sub-Account         2017      3.48         0.75 - 2.25           8.29 - 9.92
                                2016      2.10         0.75 - 2.25         (1.37) - 0.12
                                2015      3.85         0.75 - 2.25       (3.60) - (2.14)
                                2014      1.61         0.75 - 2.25         10.75 - 12.42

  BHFTI ClearBridge             2018      0.60         0.75 - 2.35       (9.23) - (7.76)
     Aggressive Growth          2017      0.74         0.75 - 2.35         15.67 - 17.53
     Sub-Account                2016      0.42         0.75 - 2.35           0.30 - 1.91
                                2015      0.23         0.75 - 2.35       (6.27) - (4.75)
                                2014      0.14         0.75 - 2.35         16.13 - 18.00

  BHFTI Fidelity                2018      2.84         0.75 - 2.20       (2.25) - (0.82)
     Institutional Asset        2017      2.17         0.75 - 2.20           0.37 - 1.84
     Management(R) Government   2016      2.00         0.75 - 2.20         (0.89) - 0.56
     Income Sub-Account         2015      2.21         0.75 - 2.20       (1.76) - (0.32)
                                2014      2.52         0.75 - 1.95           5.48 - 6.75

  BHFTI Harris Oakmark          2018      1.76         1.30 - 2.35     (25.75) - (24.96)
     International Sub-Account  2017      1.62         1.30 - 2.35         27.41 - 28.75
                                2016      2.13         1.30 - 2.35           5.67 - 6.78
                                2015      3.10         1.30 - 2.35       (6.74) - (5.76)
                                2014      2.40         1.30 - 2.35       (7.98) - (7.01)

  BHFTI Invesco Balanced-Risk   2018      1.14         0.75 - 2.15       (8.44) - (7.14)
     Allocation Sub-Account     2017      3.78         0.75 - 2.15           7.67 - 9.18
                                2016      0.15         0.75 - 2.20          9.29 - 10.88
                                2015      2.82         0.75 - 2.20       (6.29) - (4.92)
                                2014        --         0.75 - 2.20           3.28 - 4.79

  BHFTI Invesco Comstock        2018      0.62         0.75 - 2.35     (14.21) - (12.81)
     Sub-Account                2017      2.25         0.75 - 2.35         15.29 - 17.14
                                2016      2.53         0.75 - 2.35         14.57 - 16.42
                                2015      2.86         0.75 - 2.35       (8.16) - (6.67)
                                2014      0.94         0.75 - 2.35           6.77 - 8.50

  BHFTI Invesco Small Cap       2018        --         1.30 - 2.35     (11.17) - (10.05)
     Growth Sub-Account         2017        --         1.30 - 2.35         22.43 - 23.87
                                2016        --         1.30 - 2.35          8.85 - 10.17
                                2015      0.01         1.30 - 2.35       (3.99) - (2.79)
                                2014        --         1.30 - 2.35           5.40 - 6.68

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  BHFTI JPMorgan Core Bond         2018     1,179,244    10.15 - 11.23      12,812,203
     Sub-Account                   2017     1,387,089    10.38 - 11.38      15,316,767
                                   2016     1,192,318    10.27 - 11.16      12,983,344
                                   2015     1,289,783    10.28 - 11.06      13,976,305
                                   2014     1,276,456    10.46 - 11.15      13,974,606

  BHFTI JPMorgan Global            2018    11,274,524      1.22 - 1.35      14,727,446
     Active Allocation             2017    11,548,791      1.35 - 1.46      16,459,301
     Sub-Account                   2016    11,950,928      1.18 - 1.26      14,777,253
                                   2015    11,943,206      1.17 - 1.24      14,519,235
                                   2014    10,177,694      1.19 - 1.23      12,428,836

  BHFTI JPMorgan Small Cap         2018       335,401    18.91 - 22.13       7,275,032
     Value Sub-Account             2017       369,732    22.39 - 25.90       9,403,867
                                   2016       370,317    22.09 - 25.26       9,191,747
                                   2015       405,607    17.25 - 19.50       7,786,967
                                   2014       445,880    18.99 - 21.23       9,322,634

  BHFTI Loomis Sayles Global       2018       592,193    17.81 - 20.34      11,535,397
     Markets Sub-Account           2017       624,052    19.27 - 21.79      13,060,560
                                   2016       651,629    16.04 - 17.95      11,273,406
                                   2015       792,857    15.68 - 17.35      13,296,474
                                   2014       864,355    15.85 - 17.37      14,577,450

  BHFTI MetLife Multi-Index        2018     5,672,619     1.23 - 13.24       9,817,871
     Targeted Risk Sub-Account     2017     6,436,270     1.35 - 14.37      12,362,576
                                   2016     2,797,436     1.19 - 12.53       5,881,726
                                   2015     3,142,871     1.16 - 12.10       5,960,197
                                   2014       632,711     1.20 - 12.34       1,705,989

  BHFTI MFS(R) Research            2018     5,024,558    13.88 - 25.47      87,005,436
     International Sub-Account     2017     5,405,160    16.51 - 29.81     110,320,331
                                   2016     6,134,222    13.17 - 23.39      98,661,995
                                   2015     6,494,721    13.59 - 23.75     106,874,590
                                   2014     7,049,593    14.15 - 24.32     119,840,057

  BHFTI Morgan Stanley Mid         2018     2,178,313    21.72 - 27.40      55,045,283
     Cap Growth Sub-Account        2017     2,510,513    20.10 - 25.03      58,318,150
                                   2016     2,899,820    14.64 - 17.99      48,634,370
                                   2015     3,072,912    16.30 - 19.77      56,830,754
                                   2014     3,399,968    17.49 - 20.95      66,846,250

  BHFTI Oppenheimer Global         2018     1,874,810     1.39 - 34.32      38,203,264
     Equity Sub-Account            2017     2,006,511     1.62 - 39.81      47,850,909
                                   2016     2,375,953     1.20 - 29.34      41,464,839
                                   2015     2,485,407     1.21 - 29.49      44,037,305
                                   2014     2,653,328     1.18 - 28.59      47,270,650

  BHFTI PanAgora Global            2018       535,661      1.03 - 1.10         571,634
     Diversified Risk Sub-Account  2017       980,593      1.14 - 1.20       1,152,304
     (Commenced 4/28/2014)         2016     1,024,246      1.04 - 1.08       1,083,292
                                   2015        83,104      0.96 - 0.98          79,969
                                   2014        88,081      1.03 - 1.04          91,098

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI JPMorgan Core Bond         2018      2.72         1.30 - 2.25       (2.22) - (1.28)
     Sub-Account                   2017      2.40         1.30 - 2.25           1.02 - 1.98
                                   2016      2.70         1.30 - 2.25         (0.04) - 0.91
                                   2015      2.32         1.30 - 2.25       (1.75) - (0.81)
                                   2014      1.41         1.30 - 2.25           2.75 - 3.73

  BHFTI JPMorgan Global            2018      1.60         0.75 - 2.20       (9.22) - (7.88)
     Active Allocation             2017      2.56         0.75 - 2.15         14.18 - 15.79
     Sub-Account                   2016      2.12         0.75 - 2.15           0.71 - 2.13
                                   2015      2.72         0.75 - 2.15         (1.25) - 0.14
                                   2014      1.09         0.75 - 2.15           4.70 - 6.18

  BHFTI JPMorgan Small Cap         2018      1.06         0.75 - 1.90     (15.54) - (14.55)
     Value Sub-Account             2017      1.17         0.75 - 1.90           1.37 - 2.54
                                   2016      1.60         0.75 - 1.90         28.05 - 29.53
                                   2015      1.13         0.75 - 1.90       (9.18) - (8.12)
                                   2014      0.88         0.75 - 1.90           2.41 - 3.59

  BHFTI Loomis Sayles Global       2018      1.85         1.30 - 2.35       (7.60) - (6.62)
     Markets Sub-Account           2017      1.35         1.30 - 2.35         20.12 - 21.39
                                   2016      1.77         1.30 - 2.35           2.34 - 3.42
                                   2015      1.57         1.30 - 2.35       (1.12) - (0.08)
                                   2014      2.02         1.30 - 2.35           1.06 - 2.13

  BHFTI MetLife Multi-Index        2018      1.74         0.75 - 2.20       (9.22) - (7.88)
     Targeted Risk Sub-Account     2017      1.71         0.75 - 2.20         13.04 - 14.68
                                   2016      1.20         0.75 - 2.20           2.09 - 3.58
                                   2015      1.20         0.75 - 2.10       (3.26) - (1.95)
                                   2014        --         0.75 - 2.10           6.99 - 8.44

  BHFTI MFS(R) Research            2018      2.00         0.75 - 2.25     (15.92) - (14.54)
     International Sub-Account     2017      1.79         0.75 - 2.25         25.31 - 27.42
                                   2016      2.05         0.75 - 2.25       (3.08) - (1.51)
                                   2015      2.77         0.75 - 2.25       (3.96) - (2.33)
                                   2014      2.28         0.75 - 2.25       (9.02) - (7.52)

  BHFTI Morgan Stanley Mid         2018        --         0.75 - 1.90           8.07 - 9.47
     Cap Growth Sub-Account        2017      0.16         0.75 - 1.90         37.29 - 39.17
                                   2016        --         0.75 - 1.90      (10.18) - (9.05)
                                   2015        --         0.75 - 1.90       (6.81) - (5.59)
                                   2014      0.01         0.75 - 1.90         (0.89) - 0.43

  BHFTI Oppenheimer Global         2018      1.00         0.75 - 1.90     (14.79) - (13.80)
     Equity Sub-Account            2017      0.90         0.75 - 1.90         34.17 - 35.72
                                   2016      0.92         0.75 - 1.90       (1.66) - (0.52)
                                   2015      0.94         0.75 - 1.90           1.98 - 3.29
                                   2014      0.83         0.75 - 1.90           0.22 - 1.54

  BHFTI PanAgora Global            2018        --         0.75 - 2.15       (9.57) - (8.29)
     Diversified Risk Sub-Account  2017        --         0.75 - 2.15         10.21 - 11.76
     (Commenced 4/28/2014)         2016      4.77         0.75 - 2.15          8.76 - 10.29
                                   2015      0.51         0.75 - 1.70       (7.07) - (6.18)
                                   2014      0.42         0.75 - 1.70           3.37 - 4.04

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI PIMCO Inflation        2018     4,859,109    12.34 - 15.86      71,198,525
     Protected Bond            2017     5,338,606    12.95 - 16.37      81,095,258
     Sub-Account               2016     5,428,636    12.81 - 15.94      80,538,491
                               2015     5,839,782    12.49 - 15.30      83,573,880
                               2014     6,336,733    13.20 - 15.91      94,603,086

  BHFTI PIMCO Total Return     2018    18,318,708    15.55 - 20.84     345,106,971
     Sub-Account               2017    20,037,478    15.96 - 21.02     382,857,957
                               2016    20,696,610    15.62 - 20.23     382,284,408
                               2015    22,440,680    15.57 - 19.84     408,353,492
                               2014    24,952,895    15.92 - 19.95     459,097,636

  BHFTI Schroders Global       2018     7,826,883      1.20 - 1.32       9,950,446
     Multi-Asset Sub-Account   2017     5,547,511      1.35 - 1.47       7,863,375
                               2016     5,999,349      1.21 - 1.29       7,548,570
                               2015     6,949,271      1.17 - 1.23       8,392,160
                               2014     7,987,625      1.21 - 1.25       9,869,799

  BHFTI SSGA Growth and        2018     7,015,952    14.38 - 17.43     115,618,512
     Income ETF Sub-Account    2017     7,942,940    15.72 - 18.78     141,674,574
                               2016     8,781,559    13.87 - 16.33     136,702,524
                               2015     9,555,148    13.41 - 15.56     142,277,778
                               2014    10,537,079    13.98 - 15.99     161,695,055

  BHFTI SSGA Growth ETF        2018     2,419,973    14.46 - 17.52      38,512,802
     Sub-Account               2017     2,709,188    16.20 - 19.35      48,040,197
                               2016     3,010,392    13.84 - 16.29      45,313,708
                               2015     3,298,669    13.24 - 15.36      47,115,565
                               2014     3,836,551    13.85 - 15.84      56,855,881

  BHFTI T. Rowe Price Large    2018     4,808,502   28.89 - 109.24     440,696,268
     Cap Value Sub-Account     2017     5,396,442   32.00 - 121.01     551,711,580
                               2016     6,154,931   27.52 - 104.07     544,732,180
                               2015     6,924,886    23.89 - 90.32     535,758,843
                               2014     7,848,070    24.91 - 94.21     637,621,963

  BHFTI T. Rowe Price Mid Cap  2018     3,147,177    19.22 - 24.45      68,259,824
     Growth Sub-Account        2017     3,555,842    20.12 - 25.21      80,121,936
                               2016     3,917,608    16.49 - 20.38      71,915,683
                               2015     4,314,401    15.88 - 19.35      75,659,023
                               2014     4,901,860    15.22 - 18.30      81,905,190

  BHFTI Victory Sycamore Mid   2018     3,293,119    31.51 - 42.96     129,345,097
     Cap Value Sub-Account     2017     3,671,304    35.86 - 48.18     162,408,333
                               2016     4,094,702    33.48 - 44.34     167,288,439
                               2015     4,441,107    29.63 - 38.68     159,124,999
                               2014     4,980,428    33.28 - 42.81     198,152,216

  BHFTI Wells Capital          2018       551,485    19.83 - 23.13      11,966,363
     Management Mid Cap Value  2017       625,533    23.42 - 27.03      15,947,251
     Sub-Account               2016       680,872    21.64 - 24.72      15,941,919
                               2015       722,802    19.57 - 22.12      15,223,734
                               2014       808,735    22.05 - 24.66      19,070,600

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI PIMCO Inflation        2018      1.59         0.75 - 2.35       (4.69) - (3.14)
     Protected Bond            2017      1.56         0.75 - 2.35           1.07 - 2.70
     Sub-Account               2016        --         0.75 - 2.35           2.55 - 4.20
                               2015      4.93         0.75 - 2.35       (5.36) - (3.83)
                               2014      1.54         0.75 - 2.35           0.50 - 2.12

  BHFTI PIMCO Total Return     2018      1.37         0.75 - 2.35       (2.56) - (0.82)
     Sub-Account               2017      1.76         0.75 - 2.35           2.08 - 3.89
                               2016      2.57         0.75 - 2.35           0.23 - 1.98
                               2015      5.31         0.75 - 2.35       (2.32) - (0.57)
                               2014      2.36         0.75 - 2.35           1.77 - 3.61

  BHFTI Schroders Global       2018      1.63         0.75 - 2.20     (11.41) - (10.10)
     Multi-Asset Sub-Account   2017      0.80         0.75 - 2.20         11.82 - 13.44
                               2016      1.42         0.75 - 2.20           3.35 - 4.86
                               2015      1.03         0.75 - 2.20       (3.04) - (1.62)
                               2014      1.29         0.75 - 2.20           5.39 - 6.93

  BHFTI SSGA Growth and        2018      2.34         0.75 - 2.20       (8.57) - (7.22)
     Income ETF Sub-Account    2017      2.42         0.75 - 2.20         13.35 - 15.00
                               2016      2.36         0.75 - 2.20           3.48 - 4.99
                               2015      2.30         0.75 - 2.20       (4.10) - (2.70)
                               2014      2.26         0.75 - 2.20           3.51 - 5.02

  BHFTI SSGA Growth ETF        2018      2.03         0.75 - 2.20      (10.74) - (9.43)
     Sub-Account               2017      2.11         0.75 - 2.20         17.04 - 18.74
                               2016      2.16         0.75 - 2.20           4.55 - 6.08
                               2015      2.01         0.75 - 2.20       (4.44) - (3.04)
                               2014      1.88         0.75 - 2.20           3.09 - 4.59

  BHFTI T. Rowe Price Large    2018      1.87         0.75 - 2.35      (11.28) - (9.73)
     Cap Value Sub-Account     2017      2.09         0.75 - 2.35         14.24 - 16.28
                               2016      2.87         0.75 - 2.35         13.25 - 15.22
                               2015      1.59         0.75 - 2.35       (5.83) - (4.13)
                               2014      1.42         0.75 - 2.35         10.65 - 12.60

  BHFTI T. Rowe Price Mid Cap  2018        --         0.85 - 2.35       (4.48) - (3.02)
     Growth Sub-Account        2017        --         0.85 - 2.35         21.85 - 23.69
                               2016        --         0.85 - 2.35           3.75 - 5.32
                               2015        --         0.85 - 2.35           4.20 - 5.77
                               2014        --         0.85 - 2.35         10.16 - 11.82

  BHFTI Victory Sycamore Mid   2018      0.59         0.75 - 2.20     (12.11) - (10.72)
     Cap Value Sub-Account     2017      0.95         0.75 - 2.20           7.10 - 8.85
                               2016      0.67         0.75 - 2.20         12.99 - 14.80
                               2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                               2014      0.52         0.75 - 2.20           7.26 - 9.03

  BHFTI Wells Capital          2018      0.98         1.30 - 2.35     (15.32) - (14.42)
     Management Mid Cap Value  2017      1.06         1.30 - 2.35           8.22 - 9.36
     Sub-Account               2016      0.84         1.30 - 2.35         10.55 - 11.72
                               2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                               2014      0.55         1.30 - 2.35         10.60 - 11.77

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII Baillie Gifford        2018       993,877     9.39 - 17.51     13,116,579
     International Stock        2017     1,019,937    11.61 - 21.32     16,546,578
     Sub-Account                2016     1,223,325     8.81 - 15.94     14,917,094
                                2015     1,337,151     8.59 - 15.30     15,812,446
                                2014     1,494,334     8.99 - 15.78     18,395,360

  BHFTII BlackRock Bond         2018     1,243,556    50.88 - 76.41     88,430,582
     Income Sub-Account         2017     1,331,858    52.18 - 77.47     96,014,059
                                2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734
                                2014     1,410,212    51.53 - 73.91     97,653,432

  BHFTII BlackRock Capital      2018     1,186,950     2.66 - 76.41     11,432,231
     Appreciation Sub-Account   2017     1,282,351     2.64 - 75.17     11,555,941
                                2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029
                                2014     1,975,533     1.93 - 53.96     10,873,841

  BHFTII BlackRock              2018     5,489,056     8.34 - 10.87     51,886,956
     Ultra-Short Term Bond      2017     5,800,845     8.40 - 10.78     54,680,002
     Sub-Account                2016     6,971,036     8.54 - 10.80     66,180,659
                                2015     7,501,150     8.73 - 10.87     72,197,981
                                2014     8,144,077     8.92 - 10.95     79,776,703

  BHFTII Brighthouse Asset      2018     1,400,862    13.11 - 15.98     20,617,259
     Allocation 20 Sub-Account  2017     1,167,711    13.76 - 16.53     17,869,495
     (Commenced 4/28/2014)      2016       967,598    13.15 - 15.58     13,943,996
                                2015       717,455    12.86 - 15.02      9,970,866
                                2014       459,058    13.22 - 15.22      6,509,122

  BHFTII Brighthouse Asset      2018    54,182,854    13.57 - 17.02    859,734,021
     Allocation 40 Sub-Account  2017    61,035,350    14.53 - 17.94  1,025,469,677
     (Commenced 4/28/2014)      2016    68,430,242    13.44 - 16.33  1,052,085,077
                                2015    75,171,316    12.97 - 15.51  1,102,776,836
                                2014    84,501,252    13.43 - 15.80  1,268,860,895

  BHFTII Brighthouse Asset      2018   116,005,965    14.70 - 18.73  2,023,222,759
     Allocation 60 Sub-Account  2017   128,955,524    15.88 - 20.11  2,422,932,121
     (Commenced 4/28/2014)      2016   141,782,418    14.04 - 17.66  2,346,890,764
                                2015   155,063,013    13.29 - 16.61  2,423,700,431
                                2014   168,298,033    13.65 - 16.95  2,696,470,979

  BHFTII Brighthouse Asset      2018    76,178,468    15.20 - 19.85  1,328,960,478
     Allocation 80 Sub-Account  2017    84,293,005    16.77 - 21.77  1,624,574,554
     (Commenced 4/28/2014)      2016    94,037,132    14.27 - 18.40  1,542,949,172
                                2015   102,900,180    13.38 - 17.15  1,583,646,939
                                2014   113,396,391    13.81 - 17.57  1,801,099,928

  BHFTII Brighthouse/Artisan    2018     1,259,540    19.02 - 22.43     26,368,120
     Mid Cap Value Sub-Account  2017     1,397,872    22.49 - 26.25     34,392,233
                                2016     1,583,111    20.44 - 23.63     35,205,969
                                2015     1,752,245    17.04 - 19.51     32,306,647
                                2014     1,977,751    19.30 - 21.88     41,046,463

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Baillie Gifford        2018      0.93         0.85 - 2.35     (19.13) - (17.90)
     International Stock        2017      1.00         0.85 - 2.35         31.77 - 33.75
     Sub-Account                2016      1.40         0.85 - 2.35           2.61 - 4.16
                                2015      1.45         0.85 - 2.35       (4.44) - (3.00)
                                2014      1.24         0.85 - 2.35       (5.59) - (4.16)

  BHFTII BlackRock Bond         2018      3.19         0.75 - 1.90       (2.50) - (1.36)
     Income Sub-Account         2017      2.93         0.75 - 1.90           1.90 - 3.07
                                2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                2014      3.26         0.75 - 1.90           4.80 - 6.01

  BHFTII BlackRock Capital      2018      0.12         0.75 - 1.90         (4.72) - 1.66
     Appreciation Sub-Account   2017      0.10         0.75 - 1.90         31.42 - 32.93
                                2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48
                                2014      0.06         0.75 - 1.90           6.85 - 8.08

  BHFTII BlackRock              2018      0.77         0.75 - 2.35         (0.82) - 0.79
     Ultra-Short Term Bond      2017      0.09         0.75 - 2.35       (1.70) - (0.12)
     Sub-Account                2016        --         0.75 - 2.35       (2.21) - (0.50)
                                2015        --         0.75 - 2.35       (2.32) - (0.75)
                                2014        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2018      2.33         0.75 - 2.20       (4.74) - (3.34)
     Allocation 20 Sub-Account  2017      2.10         0.75 - 2.20           4.61 - 6.14
     (Commenced 4/28/2014)      2016      3.56         0.75 - 2.20           2.26 - 3.75
                                2015      2.27         0.75 - 2.20       (2.75) - (1.33)
                                2014        --         0.75 - 2.20           1.43 - 2.43

  BHFTII Brighthouse Asset      2018      1.99         0.75 - 2.35       (6.63) - (5.12)
     Allocation 40 Sub-Account  2017      1.97         0.75 - 2.35           8.08 - 9.82
     (Commenced 4/28/2014)      2016      3.55         0.75 - 2.35           3.62 - 5.29
                                2015      0.27         0.75 - 2.35       (3.37) - (1.81)
                                2014        --         0.75 - 2.35           2.14 - 3.25

  BHFTII Brighthouse Asset      2018      1.64         0.75 - 2.35       (8.32) - (6.83)
     Allocation 60 Sub-Account  2017      1.72         0.75 - 2.35         12.07 - 13.88
     (Commenced 4/28/2014)      2016      3.15         0.75 - 2.35           4.62 - 6.30
                                2015      0.54         0.75 - 2.35       (3.56) - (2.01)
                                2014        --         0.75 - 2.35           2.91 - 4.03

  BHFTII Brighthouse Asset      2018      1.30         0.75 - 2.35      (10.26) - (8.80)
     Allocation 80 Sub-Account  2017      1.54         0.75 - 2.35         16.40 - 18.27
     (Commenced 4/28/2014)      2016      2.94         0.75 - 2.35           5.63 - 7.33
                                2015      0.33         0.75 - 2.35       (3.98) - (2.43)
                                2014        --         0.75 - 2.35           3.51 - 4.63

  BHFTII Brighthouse/Artisan    2018      0.38         1.30 - 2.35     (15.44) - (14.54)
     Mid Cap Value Sub-Account  2017      0.49         1.30 - 2.35          9.93 - 11.09
                                2016      0.86         1.30 - 2.35         19.80 - 21.07
                                2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                2014      0.53         1.30 - 2.35         (0.69) - 0.36

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII                          2018       192,758    19.37 - 22.45      4,045,572
     Brighthouse/Dimensional      2017       180,443    24.94 - 28.48      4,826,011
     International Small Company  2016       221,680    19.54 - 22.00      4,598,162
     Sub-Account                  2015       190,177    18.87 - 20.94      3,794,658
                                  2014       177,587    18.24 - 19.95      3,407,349

  BHFTII                          2018     7,071,945    20.51 - 75.21    229,409,483
     Brighthouse/Wellington       2017     8,065,026    21.05 - 75.85    265,876,710
     Core Equity Opportunities    2016     9,007,829    18.10 - 64.18    254,395,534
     Sub-Account                  2015     8,189,551    17.28 - 58.38    186,920,427
                                  2014     9,536,001    17.28 - 57.51    215,500,540

  BHFTII Frontier Mid Cap         2018       299,847    20.73 - 23.83      6,735,050
     Growth Sub-Account           2017       334,543    22.53 - 25.66      8,126,910
                                  2016       404,243    18.44 - 20.80      7,999,144
                                  2015       451,098    17.73 - 20.04      8,635,312
                                  2014       512,550    17.69 - 19.79      9,719,764

  BHFTII Jennison Growth          2018     5,185,554    12.07 - 35.77    116,272,297
     Sub-Account                  2017     5,851,692    12.22 - 36.04    132,795,952
                                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658
                                  2014     8,732,588     8.41 - 24.45    137,871,330

  BHFTII Loomis Sayles Small      2018       598,751    20.44 - 25.05     14,007,030
     Cap Growth Sub-Account       2017       663,494    20.78 - 25.17     15,636,930
                                  2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169
                                  2014       920,263    16.14 - 18.89     16,437,900

  BHFTII MetLife Aggregate        2018       364,861     1.80 - 18.88      6,162,312
     Bond Index Sub-Account       2017       380,179     1.82 - 19.12      6,496,838
                                  2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608
                                  2014       288,515     1.79 - 18.62      4,852,862

  BHFTII MetLife Mid Cap          2018       227,511    25.54 - 31.01      6,527,544
     Stock Index Sub-Account      2017       235,340    29.57 - 35.53      7,765,776
                                  2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895
                                  2014       215,497    23.48 - 27.35      5,502,778

  BHFTII MetLife MSCI EAFE(R)     2018       198,811    12.01 - 14.40      2,696,471
     Index Sub-Account            2017       196,043    14.29 - 16.98      3,143,926
                                  2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806
                                  2014       186,586    12.30 - 14.23      2,553,009

  BHFTII MetLife                  2018       178,320    25.13 - 30.13      5,014,307
     Russell 2000(R) Index        2017       201,681    28.94 - 34.38      6,488,648
     Sub-Account                  2016       184,537    25.88 - 30.47      5,270,961
                                  2015       190,582    21.88 - 25.53      4,560,702
                                  2014       206,428    23.42 - 27.09      5,229,295

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII                          2018      2.54         0.75 - 2.20     (22.30) - (21.16)
     Brighthouse/Dimensional      2017      1.99         0.75 - 2.20         27.62 - 29.47
     International Small Company  2016      1.86         0.75 - 2.20           3.52 - 5.04
     Sub-Account                  2015      1.66         0.75 - 2.20           3.45 - 4.96
                                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)

  BHFTII                          2018      1.64         0.75 - 2.35       (2.58) - (0.84)
     Brighthouse/Wellington       2017      1.45         0.75 - 2.35         16.17 - 18.18
     Core Equity Opportunities    2016      1.67         0.75 - 2.35           0.66 - 6.44
     Sub-Account                  2015      1.64         0.75 - 2.35         (0.11) - 1.50
                                  2014      0.57         0.75 - 2.35           7.88 - 9.62

  BHFTII Frontier Mid Cap         2018        --         1.30 - 2.25       (8.01) - (7.12)
     Growth Sub-Account           2017        --         1.30 - 2.25         22.16 - 23.33
                                  2016        --         1.30 - 2.25           2.82 - 3.80
                                  2015        --         1.30 - 2.35           0.22 - 1.28
                                  2014        --         1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018      0.13         0.75 - 2.35       (2.22) - (0.64)
     Sub-Account                  2017      0.10         0.75 - 2.35         33.82 - 35.97
                                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93

  BHFTII Loomis Sayles Small      2018        --         0.75 - 1.90       (1.62) - (0.47)
     Cap Growth Sub-Account       2017        --         0.75 - 1.90         24.31 - 25.74
                                  2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18

  BHFTII MetLife Aggregate        2018      2.79         0.75 - 2.20       (2.67) - (1.24)
     Bond Index Sub-Account       2017      2.74         0.75 - 2.20           0.70 - 2.17
                                  2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)
                                  2014      2.64         0.75 - 2.20           3.17 - 4.67

  BHFTII MetLife Mid Cap          2018      0.98         1.30 - 2.35     (13.63) - (12.71)
     Stock Index Sub-Account      2017      1.20         1.30 - 2.35         12.93 - 14.11
                                  2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)
                                  2014      0.77         1.30 - 2.35           6.68 - 7.80

  BHFTII MetLife MSCI EAFE(R)     2018      2.76         1.30 - 2.20     (16.00) - (15.24)
     Index Sub-Account            2017      2.40         1.30 - 2.20         21.84 - 22.94
                                  2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)
                                  2014      2.04         1.30 - 2.20       (8.37) - (7.54)

  BHFTII MetLife                  2018      0.86         1.30 - 2.20     (13.15) - (12.36)
     Russell 2000(R) Index        2017      1.18         1.30 - 2.20         11.82 - 12.83
     Sub-Account                  2016      1.08         1.30 - 2.20         18.29 - 19.36
                                  2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                  2014      0.95         1.30 - 2.20           2.45 - 3.38

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  -------------
  BHFTII MetLife Stock Index     2018     2,093,474    18.65 - 24.55     48,425,461
     Sub-Account                 2017     2,193,082    19.83 - 26.14     54,193,877
                                 2016     2,342,862    16.54 - 21.84     48,567,319
                                 2015     2,202,886    15.02 - 19.86     41,518,624
                                 2014     2,387,218    15.06 - 19.94     45,315,772

  BHFTII MFS(R) Total Return     2018     1,526,483    17.91 - 81.83     75,142,956
     Sub-Account                 2017     1,706,359    19.36 - 87.54     89,218,290
                                 2016     1,883,922    17.58 - 78.63     88,274,296
                                 2015     2,072,502    16.43 - 72.73     89,837,469
                                 2014     2,313,121    16.79 - 73.57    102,015,958

  BHFTII MFS(R) Value            2018     5,148,170    14.28 - 31.19    153,243,562
     Sub-Account                 2017     5,592,115    16.28 - 35.02    187,397,059
                                 2016     6,204,163    14.16 - 30.00    178,751,424
                                 2015     6,742,392    12.69 - 26.49    172,254,488
                                 2014     7,443,156    13.03 - 26.79    192,672,878

  BHFTII Neuberger Berman        2018     1,285,117    21.08 - 33.55     35,513,817
     Genesis Sub-Account         2017     1,442,099    23.20 - 36.34     43,407,734
                                 2016     1,622,186    20.57 - 31.70     42,776,681
                                 2015     1,787,234    17.77 - 26.98     40,330,154
                                 2014     2,001,920     1.25 - 27.08     45,538,005

  BHFTII T. Rowe Price Large     2018     2,104,971    11.68 - 38.64     60,012,869
     Cap Growth Sub-Account      2017     2,387,060    12.09 - 39.35     69,682,941
                                 2016     2,648,316     9.27 - 29.64     59,328,183
                                 2015     2,826,823     9.33 - 29.38     63,119,491
                                 2014     3,204,113     8.64 - 26.75     66,005,148

  BHFTII T. Rowe Price Small     2018       346,280    34.28 - 43.12     13,283,108
     Cap Growth Sub-Account      2017       381,890    37.48 - 48.83     15,938,394
                                 2016       383,309    31.18 - 40.08     13,279,921
                                 2015       354,053    28.50 - 36.17     11,167,946
                                 2014       375,563    28.35 - 35.52     11,725,054

  BHFTII VanEck Global           2018       295,053      8.30 - 9.43      2,714,232
     Natural Resources           2017       320,499    11.90 - 13.35      4,194,269
     Sub-Account                 2016       296,411    12.23 - 13.55      3,944,489
                                 2015       369,982      8.56 - 9.50      3,455,455
                                 2014       301,045    13.01 - 14.23      4,214,021

  BHFTII Western Asset           2018     5,028,334    24.90 - 38.83    162,513,748
     Management Strategic Bond   2017     5,536,769    26.57 - 40.67    188,961,655
     Opportunities Sub-Account   2016     6,144,561    25.20 - 37.86    196,877,487
                                 2015       242,504    26.20 - 30.62      6,971,544
                                 2014       247,927    27.25 - 31.59      7,431,708

  BHFTII Western Asset           2018       213,839    14.64 - 18.20      3,555,467
     Management U.S. Government  2017       220,773    14.87 - 18.31      3,716,077
     Sub-Account                 2016       281,647    14.94 - 18.25      4,704,631
                                 2015       346,447    15.12 - 18.30      5,873,926
                                 2014       363,586    15.41 - 18.48      6,249,863

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII MetLife Stock Index     2018      1.62         1.30 - 2.20       (6.91) - (5.93)
     Sub-Account                 2017      1.58         1.30 - 2.20         18.60 - 19.85
                                 2016      1.80         1.30 - 2.20          8.96 - 10.12
                                 2015      1.56         1.30 - 2.20       (1.28) - (0.24)
                                 2014      1.51         1.30 - 2.20         10.64 - 11.79

  BHFTII MFS(R) Total Return     2018      2.12         0.75 - 1.90       (7.59) - (6.52)
     Sub-Account                 2017      2.32         0.75 - 1.90         10.06 - 11.33
                                 2016      2.70         0.75 - 1.90           6.87 - 8.11
                                 2015      2.40         0.75 - 1.90       (2.27) - (1.14)
                                 2014      2.21         0.75 - 1.90           6.32 - 7.55

  BHFTII MFS(R) Value            2018      1.25         0.75 - 2.35     (12.34) - (10.92)
     Sub-Account                 2017      1.83         0.75 - 2.35         14.86 - 16.71
                                 2016      2.02         0.75 - 2.35         11.45 - 13.24
                                 2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                 2014      1.55         0.75 - 2.25           8.10 - 9.74

  BHFTII Neuberger Berman        2018      0.17         0.75 - 2.35       (9.16) - (7.50)
     Genesis Sub-Account         2017      0.24         0.75 - 2.35         12.81 - 14.77
                                 2016      0.28         0.75 - 2.35         15.64 - 17.68
                                 2015      0.23         0.75 - 2.35       (1.95) - (0.27)
                                 2014      0.26         0.75 - 2.35       (2.62) - (0.84)

  BHFTII T. Rowe Price Large     2018      0.23         0.85 - 2.35       (3.46) - (1.78)
     Cap Growth Sub-Account      2017      0.11         0.85 - 2.35         30.39 - 32.73
                                 2016      0.01         0.85 - 2.35         (0.83) - 0.90
                                 2015      0.02         0.85 - 2.35           7.95 - 9.84
                                 2014      0.01         0.85 - 2.35           6.30 - 8.16

  BHFTII T. Rowe Price Small     2018      0.03         0.85 - 1.90       (8.55) - (7.57)
     Cap Growth Sub-Account      2017      0.14         0.85 - 1.90         20.24 - 21.85
                                 2016      0.12         0.85 - 1.90          9.38 - 10.80
                                 2015      0.05         0.85 - 1.90           0.54 - 1.84
                                 2014      0.01         0.85 - 1.90           4.64 - 6.00

  BHFTII VanEck Global           2018        --         0.75 - 2.00     (30.27) - (29.39)
     Natural Resources           2017        --         0.75 - 2.00       (2.70) - (1.48)
     Sub-Account                 2016      0.58         0.75 - 2.00         40.89 - 42.67
                                 2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                 2014      0.26         0.75 - 2.20     (20.59) - (19.43)

  BHFTII Western Asset           2018      5.20         0.75 - 2.35       (6.27) - (4.52)
     Management Strategic Bond   2017      3.76         0.75 - 2.35           5.43 - 7.42
     Opportunities Sub-Account   2016      2.23         0.75 - 2.35           3.36 - 7.49
                                 2015      4.73         1.30 - 1.90       (3.85) - (3.08)
                                 2014      5.28         1.30 - 1.90           3.31 - 4.00

  BHFTII Western Asset           2018      2.07         1.30 - 2.20       (1.51) - (0.61)
     Management U.S. Government  2017      2.39         1.30 - 2.20         (0.53) - 0.37
     Sub-Account                 2016      2.41         1.30 - 2.20       (1.18) - (0.28)
                                 2015      2.02         1.30 - 2.20       (1.88) - (0.99)
                                 2014      1.73         1.30 - 2.20           0.32 - 1.23

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------   ---------------  --------------
  DWS Government & Agency        2018        15,146     16.46 - 17.67         266,424
     Securities VIP Sub-Account  2017        17,638     16.67 - 17.83         313,252
                                 2016        17,308     16.70 - 17.78         306,704
                                 2015        20,500     16.80 - 17.82         363,287
                                 2014        22,588     17.11 - 18.08         406,056

  Fidelity(R) VIP                2018       191,244     20.36 - 92.34       4,651,416
     Equity-Income Sub-Account   2017       214,350    22.66 - 102.29       5,799,280
                                 2016       240,861     20.48 - 91.99       5,954,992
                                 2015       237,912     17.72 - 79.17       5,093,334
                                 2014       281,896     18.84 - 83.76       6,294,477

  Fidelity(R) VIP Growth         2018         4,044     24.90 - 25.03         100,687
     Opportunities Sub-Account   2017         6,893     22.45 - 22.58         154,749
                                 2016         7,041     16.93 - 17.02         119,170
                                 2015         7,249     17.11 - 17.20         124,010
                                 2014         8,443     16.43 - 16.52         138,688

  FTVIPT Templeton Foreign       2018     1,087,268     13.05 - 34.32      16,927,503
     VIP Sub-Account             2017     1,141,652     15.72 - 41.12      21,326,773
                                 2016     1,247,219     13.71 - 35.70      20,418,848
                                 2015     1,344,591     13.03 - 33.74      20,859,605
                                 2014     1,411,437     14.19 - 36.56      23,774,489

  Invesco V.I. International     2018       199,022     14.41 - 30.27       4,328,119
     Growth Sub-Account          2017       210,700     17.09 - 36.16       5,482,419
                                 2016       230,766     14.02 - 29.85       4,956,521
                                 2015       248,546     14.20 - 30.45       5,437,676
                                 2014       263,969     14.66 - 31.68       5,988,396

  PIMCO VIT High Yield           2018       197,787     20.39 - 23.09       4,376,037
     Sub-Account                 2017       218,034     21.35 - 24.03       5,032,186
                                 2016       246,210     20.41 - 22.83       5,415,580
                                 2015       276,491     18.50 - 20.57       5,486,232
                                 2014       311,582     19.17 - 21.19       6,384,603

  PIMCO VIT Low Duration         2018       376,934     13.53 - 15.24       5,455,359
     Sub-Account                 2017       530,918     13.74 - 15.39       7,755,436
                                 2016       566,101     13.82 - 15.39       8,295,577
                                 2015       568,417     13.89 - 15.37       8,388,727
                                 2014       580,004     14.11 - 15.52       8,692,822

  Putnam VT Equity Income        2018       517,006     27.99 - 33.52      16,529,861
     Sub-Account                 2017       586,901     31.17 - 36.91      20,735,893
                                 2016       695,231     26.75 - 31.31      20,896,054
                                 2015       784,971     23.99 - 27.75      20,986,060
                                 2014       910,786     25.22 - 28.84      25,431,923

  Putnam VT Sustainable          2018        69,569     25.33 - 33.60       1,966,913
     Leaders Sub-Account         2017        77,169     26.19 - 34.57       2,244,881
                                 2016        84,259     20.64 - 27.10       1,920,534
                                 2015        91,294     19.49 - 25.47       1,949,587
                                 2014        98,391     19.91 - 25.88       2,136,321

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  -----------------
  DWS Government & Agency        2018      2.81         1.40 - 1.80       (1.26) - (0.86)
     Securities VIP Sub-Account  2017      2.52         1.40 - 1.80         (0.14) - 0.26
                                 2016      3.06         1.40 - 1.80       (0.65) - (0.25)
                                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)
                                 2014      2.34         1.40 - 1.80           3.42 - 3.83

  Fidelity(R) VIP                2018      1.98         1.30 - 1.90      (10.27) - (9.57)
     Equity-Income Sub-Account   2017      1.45         1.30 - 1.90         10.54 - 11.33
                                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)
                                 2014      2.71         1.30 - 1.90           6.44 - 7.21

  Fidelity(R) VIP Growth         2018      0.13                1.40                 10.89
     Opportunities Sub-Account   2017      0.31                1.40                 32.65
                                 2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14
                                 2014      0.23                1.40                 10.64

  FTVIPT Templeton Foreign       2018      2.73         0.85 - 1.90     (17.04) - (15.99)
     VIP Sub-Account             2017      2.62         0.85 - 1.90         14.50 - 16.03
                                 2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)
                                 2014      1.91         0.85 - 1.90     (12.81) - (11.64)

  Invesco V.I. International     2018      1.84         0.85 - 1.90     (16.81) - (15.70)
     Growth Sub-Account          2017      1.29         0.85 - 1.90         20.42 - 21.96
                                 2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)
                                 2014      1.41         0.85 - 1.90       (1.79) - (0.52)

  PIMCO VIT High Yield           2018      5.09         1.30 - 1.90       (4.49) - (3.91)
     Sub-Account                 2017      4.87         1.30 - 1.90           4.61 - 5.23
                                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01

  PIMCO VIT Low Duration         2018      1.86         1.30 - 1.90       (1.56) - (0.96)
     Sub-Account                 2017      1.34         1.30 - 1.90         (0.55) - 0.04
                                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)

  Putnam VT Equity Income        2018      0.71         0.75 - 1.90      (10.22) - (9.18)
     Sub-Account                 2017      1.75         0.75 - 1.90         16.54 - 17.89
                                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82

  Putnam VT Sustainable          2018      0.01         1.30 - 1.90       (3.39) - (2.66)
     Leaders Sub-Account         2017      0.81         1.30 - 1.90         26.80 - 27.76
                                 2016      0.93         1.30 - 1.90           5.76 - 6.56
                                 2015      0.69         1.30 - 1.90       (2.17) - (1.46)
                                 2014      0.51         1.30 - 1.90         11.35 - 12.22

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO           NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)      ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  Russell Global Real Estate  2018         9,494    37.71 - 37.75         358,094      4.44                1.40               (7.04)
     Securities Sub-Account   2017        12,217    40.57 - 40.60         495,679      3.44                1.40                10.25
                              2016        14,749    36.79 - 36.83         542,716      3.66                1.40                 1.59
                              2015        24,060    36.22 - 36.25         871,485      1.60                1.40               (1.15)
                              2014        27,947    36.64 - 36.67       1,024,007      3.21                1.40                13.15

  Russell International       2018        96,809    17.13 - 17.19       1,658,403      1.64                1.40              (16.06)
     Developed Markets        2017       115,748    20.41 - 20.48       2,362,328      2.47                1.40                23.24
     Sub-Account              2016       151,347    16.56 - 16.62       2,506,309      3.22                1.40                 0.94
                              2015       162,224    16.40 - 16.47       2,661,460      1.17                1.40               (2.69)
                              2014       183,050    16.86 - 16.92       3,086,079      1.97                1.40               (5.78)

  Russell Strategic Bond      2018       147,554    19.81 - 19.89       2,923,912      2.09                1.40               (2.20)
     Sub-Account              2017       208,294    20.26 - 20.34       4,220,281      1.34                1.40                 2.42
                              2016       268,809    19.78 - 19.86       5,317,684      1.58                1.40                 1.67
                              2015       299,764    19.46 - 19.53       5,832,706      2.35                1.40               (1.53)
                              2014       326,880    19.76 - 19.83       6,459,200      1.56                1.40                 3.99

  Russell U.S. Small Cap      2018        41,065    21.88 - 21.94         898,544      0.46                1.40              (13.20)
     Equity Sub-Account       2017        46,475    25.20 - 25.27       1,171,613      0.18                1.40                13.88
                              2016        59,458    22.13 - 22.19       1,316,184      0.83                1.40                17.01
                              2015        63,858    18.91 - 18.97       1,208,068      0.67                1.40               (8.48)
                              2014        74,169    20.67 - 20.72       1,533,014      0.25                1.40                 0.15

  Russell U.S. Strategic      2018       218,528    23.05 - 23.13       5,037,195      1.14                1.40              (10.91)
     Equity Sub-Account       2017       251,011    25.87 - 25.96       6,494,091      1.04                1.40                19.12
                              2016       325,131    21.72 - 21.79       7,061,253      1.04                1.40                 9.10
                              2015       360,251    19.90 - 19.98       7,171,525      0.83                1.40               (0.30)
                              2014       430,624    19.96 - 20.04       8,598,156      1.18                1.40                10.15

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of the Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (4)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (24)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (24)


2.             Not Applicable


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (11)


   (a) Amendment to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014)
               (24)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (26)


   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (19)

   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (27)


   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (28)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (3)


   (ii)        Enhanced Dollar Cost Averaging Rider (3)


   (iii)       Three Month Market Entry Rider (3)


   (iv)        Death Benefit Rider (Principal Protection) (3)


   (v)         Death Benefit Rider (Compounded-Plus) (3)


   (vi)        Death Benefit Rider (Annual Step-Up) (3)


   (vii)       Guaranteed Minimum Income Benefit Rider (Living Benefit) (3)


   (viii)      Additional Death Benefit Rider (Earnings Preservation Benefit)
               (3)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)


   (x)         Terminal Illness Rider (3)


   (xi)        Individual Retirement Annuity Endorsement (3)


   (xii)       Roth Individual Retirement Annuity Endorsement (3)


   (xiii)      401 Plan Endorsement (3)


   (xiv)       Tax Sheltered Annuity Endorsement (3)


   (xv)        Unisex Annuity Rates Rider (3)


   (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (2)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider (Living Benefit) (GMIB II) 7018-1 (03/03) (5)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (6)


   (xix)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
               (7/04) (4)


   (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02) (4)


   (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (4)


   (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02) (4)


   (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02) (4)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (4)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (7)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (7)


   (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (7)


   (xxviii)    Form of Contract Schedule 7028-3 (5/05) (7)


   (xxix) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (9)


   (xxx)       Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
               (9)


   (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E (9)


   (xxxii)     Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (8)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (10)


   (xxxiv)     Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus)
               (12)

   (xxxv)      Form of Contract Schedule (Enhanced GMIB Plus) (12)


   (xxxvi) Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (14)


   (xxxvii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (14)


   (xxxviii)   Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08)
               (EDB I) (16)


   (xxxix)     Form of Contract Schedule MLI-EDB (4/08) (EDB I) (16)


   (xl) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (16)


   (xli) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (16)


   (xlii)      Form of Spousal Continuation Endorsement MLI-GMIB (2/10)-E (18)


   (xliii)     Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (21)


   (xliv)      Form of 401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (20)


   (xlv)       Qualified Distribution Endorsement MLI-RMD (7/10)-E (23)


   (xlvi)      Non-Qualified Annuity Endorsement MLI-NQ (11/04)-I (24)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14 (24)


   (xlviii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) (27)


5. (i)         Form of Variable Annuity Application (3)


   (ii) Form of Variable Annuity Application [Class VA] 7029 (7/04) APPVA-504VA (6)


   (iii) Form of Variable Annuity Application [Class VA] 7029 (1/05) APPVA105VA (7)


   (iv) Form of Variable Annuity Application [Class VA] 7029 (4/05) APPVA1105VA (9)


   (v) Form of Variable Annuity Application [Class VA] 7029 (1/06) APPVAVA 606 (14)


   (vi) Form of Variable Annuity Application [Class XC] 7029 (10/07) APPXC April 2008 (17)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (24)


   (ii)        Copy of the Bylaws of the Company (24)


   (iii) Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (27)


   (iv)        Copy of Amended and Restated Bylaws of the Company (27)



7. (i) Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (25)



   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (29)


8. (i)(a)      Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (13)


     (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (22)


     (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (4-30-10) (22)


     (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (24)

   (ii)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 8-31-07)
               (15)


     (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10) (22)


   (iii) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (27)


   (iv) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (27)


9.             Opinion of Counsel (24)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Agreement Governing Contribution (1)



13.            Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, John
               L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.


(3) incorporated herein by reference to Registrant's initial registration statement on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(5) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 26, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(11) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) as electronically filed on April 8, 2009.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(13) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) as electronically filed on April 6, 2006.

(14) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

(15) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) as electronically filed on October 31, 2007.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 22, 2008.

(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 23, 2013.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 24, 2012.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) as electronically filed on April 12, 2011.


(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 4, 2012.


(23) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-03365) as electronically filed on June 15, 2010.


(24) incorporated herein by reference to the Registrant's initial registration statement to Form N-4 (File Nos. 333-200249 and 811-05200) as electronically filed on November 17, 2014.


(25) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) as electronically filed on April 28, 2015.



(26) incorporated herein by reference to the MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed on April 6, 2016.



(27) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.


(28) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.


(29) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277

David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277






Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277




Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)

         g.            ML 1065 Hotel, LLC (DE)
         h.            TIC European Real Estate LP, LLC (DE)
         i.            Euro TL Investments LLC (DE)
         j.            TLA Holdings LLC (DE)
              (i.)         The Prospect Company (DE)
         k.            Euro T1 Investments LLC (DE)
         l.            TLA Holdings II LLC (DE)
    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 40,102 owners of qualified contracts and 32,447 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities

Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 24th day of April, 2019.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 24, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 24, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney